                                                                                                             1933 Act File No. 33-31602
                                                                                                             1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
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      Pre-Effective Amendment No.         .................................
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      Post-Effective Amendment No.  82 ....................................  X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
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      Amendment No. 83.....................................................  X
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                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

X immediately upon filing pursuant to paragraph (b)
 ___ on _________________ pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(i)
___ on ___________ pursuant to paragraph (a)(i)
 ___ 75 days after filing pursuant to paragraph (a)(ii)
___ on ___________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky LLP
                    2101 L Street, N.W.
                    Washington, DC  20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 9

How to Purchase Shares 10

How to Redeem and Exchange Shares 13

Account and Share Information 17

Who Manages the Fund? 19

Legal Proceedings 19

Financial Information 21

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term, high-quality, fixed- income securities issued by banks, corporations, and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans, or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Services Shares total return for the six-month period from January 1, 2005 to June 30 , 2005 was 1. 07%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 1.55% (quarter ended December 31, 2000). Its lowest quarterly return was 0.13% ( quarters ended September 30, 2003, December 31, 2003, March 31, 2004, and June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	0. 82%
5 Years	 2. 52%
10 Years	 3. 82%
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The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 2004 was 1. 61%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

AUTOMATED CASH MANAGEMENT TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee [3]	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.92%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.
Total Waivers of Fund Expenses	0.28%
Total Actual Annual Fund Operating Expenses (after waivers)	0.64%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.23% for the fiscal year ended July 31, 2005.
3 The shareholder services provider voluntarily waived a portion of the shareholder services fees. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.24% for the fiscal year ended July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$94
3 Years	$293
5 Years	$509
10 Years	$1,131

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations, and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund's investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund's investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio's dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

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Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

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Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreement and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

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Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities.

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Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

-it is organized under the laws of, or has a principal office located in, another country;
-the principal trading market for its securities is in another country; or
-it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

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INVESTMENT RATINGS

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST-RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial portion of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses, and regulatory changes.

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RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open ; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

The Fund offers two Share classes: Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, through an exchange from another Federated fund, or through an exchange from any WesMark Fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

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BY DIRECT DEPOSIT

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You may complete an application with State Street Bank and Trust Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement, and certain other retirement payments invested directly into the Fund. The application must be filed with State Street Bank and Trust Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You may also purchase shares through an exchange from any WesMark Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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-through an investment professional if you purchased Shares through an investment professional; or
-directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

-Fund Name and Share Class, account number and account registration;
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-amount to be redeemed or exchanged;
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-signatures of all shareholders exactly as registered; and
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-if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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-your redemption will be sent to an address other than the address of record;
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-your redemption will be sent to an address of record that was changed within the last 30 days;
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-a redemption is payable to someone other than the shareholder(s) of record; or
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-if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

-an electronic transfer to your account at a financial institution that is an ACH member; or
-wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

-to allow your purchase to clear;
-during periods of market volatility; or
-when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You may also exchange Institutional Service Shares of the Fund for Shares of any WesMark Fund. To do this, you must:

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 -ensure that the account registrations are identical;
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-meet any minimum initial investment requirements; and
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-receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's website at FederatedInvestors.com ..

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security, and effective maturity range.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities . Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2005.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ( Funds ) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund's Institutional Service Shares, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended July 31, 2005 has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report. For previous years, this information was audited by another independent registered public accounting firm.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018	0.005	0.009	0.019	0.052
Less Distributions:
Distributions from net investment income	(0.018)	(0.005)	(0.009)	(0.019)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.80%	0.54%	0.93%	1.95%	5.38%

Ratios to Average Net Assets:
Expenses	0.64%	0.64%	0.64%	0.64%	0.60%
Net investment income	1.77%	0.54%	0.94%	1.94%	5.24%
Expense waiver/reimbursement [3]	0.28%	0.28%	0.28%	0.26%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,683,914	$1,832,151	$1,763,112	$2,259,956	$2,393,247

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance, and distributions), are also available on Federated' s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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

Investment Company Act File No. 811-5950

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Federated
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N864

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G00554-01-SS (9/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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CASH II SHARES

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 9

How to Purchase Shares 10

How to Redeem and Exchange Shares 13

Account and Share Information 17

Who Manages the Fund? 19

Legal Proceedings 20

Financial Information 21

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term, high-quality, fixed - income securities issued by banks, corporations, and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans, or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Cash II Shares total returns on a calendar year-end basis.

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The Fund's Cash II Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Cash II Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 0. 98%.

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Within the period shown in the bar chart, the Fund's Cash II Shares highest quarterly return was 1.51% (quarter ended December 31, 2000). Its lowest quarterly return was 0.09% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004, and June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Cash II Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	0. 65%
5 Years	 2. 34%
Start of Performance [1]	3. 33%

1 The Fund's Cash II Shares start of performance date was September 27, 1996.

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The Fund's Cash II Shares 7-Day Net Yield as of December 31, 2004 was 1. 44%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

AUTOMATED CASH MANAGEMENT TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Cash II Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.
Total Waivers of Fund Expenses	0.36%
Total Actual Annual Fund Operating Expenses (after waivers)	0.81%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.23% for the fiscal year ended July 31, 2005.
3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Cash II Shares (after the voluntary waiver) was 0.16% for the fiscal year ended July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Cash II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$119
3 Years	$372
5 Years	$644
10 Years	$1,420

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations, and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund's investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund's investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio's dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

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Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

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Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker's acceptances.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreement and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

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Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities.

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Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

-it is organized under the laws of, or has a principal office located in, another country;
-the principal trading market for its securities is in another country; or
-it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

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INVESTMENT RATINGS

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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INTEREST-RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial portion of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses, and regulatory changes.

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RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open ; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers two Share classes: Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash II Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Cash II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

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BY DIRECT DEPOSIT

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You may complete an application with State Street Bank and Trust Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement, and certain other retirement payments invested directly into the Fund. The application must be filed with State Street Bank and Trust Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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-through an investment professional if you purchased Shares through an investment professional; or
-directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

-Fund Name and Share Class, account number and account registration;
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-amount to be redeemed or exchanged;
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-signatures of all shareholders exactly as registered; and
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-if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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-your redemption will be sent to an address other than the address of record;
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-your redemption will be sent to an address of record that was changed within the last 30 days;
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-a redemption is payable to someone other than the shareholder(s) of record; or
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-if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

-an electronic transfer to your account at a financial institution that is an ACH member; or
-wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

-to allow your purchase to clear;
-during periods of market volatility; or
-when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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-ensure that the account registrations are identical;
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-meet any minimum initial investment requirements; and
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-receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. The Fund may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

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Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's website at FederatedInvestors.com ..

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund's Cash II Shares, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended July 31, 2005 has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report. For previous years, this information was audited by another independent registered public accounting firm.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.004	0.008	0.018	0.051
Less Distributions:
Distributions from net investment income	(0.016)	(0.004)	(0.008)	(0.018)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.63%	0.37%	0.76%	1.77%	5.20%

Ratios to Average Net Assets:
Expenses	0.81%	0.81%	0.81%	0.81%	0.77%
Net investment income	1.60%	0.37%	0.78%	1.81%	5.04%
Expense waiver/reimbursement [3]	0.36%	0.36%	0.36%	0.34%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$688,969	$585,275	$654,887	$1,131,739	$2,100,677

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N831

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G00554-03-CII ( 9/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

AUTOMATED CASH MANAGEMENT TRUST
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2005

INSTITUTIONAL SERVICE SHARES
CASH II SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Automated Cash Management Trust (Fund), dated
September 30, 2005. This SAI incorporates by reference the Fund's Annual Report.
Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                            CONTENTS

                                  How is the Fund Organized?.......................1
                                  --------------------------------------------------
                                  Securities in Which the Fund Invests.............1
                                  --------------------------------------------------
                                  What Do Shares Cost?.............................7
                                  --------------------------------------------------
                                  How is the Fund Sold?............................7
                                  --------------------------------------------------
                                  Subaccounting Services...........................9
                                  --------------------------------------------------
                                  Redemption in Kind...............................9
                                  --------------------------------------------------
                                  Massachusetts Partnership Law....................9
                                  --------------------------------------------------
                                  Account and Share Information....................9
                                  --------------------------------------------------
                                  Tax Information.................................10
                                  --------------------------------------------------
                                  Who Manages and Provides Services to the Fund?..10
                                  --------------------------------------------------
                                  How Does the Fund Measure Performance?..........19
                                  --------------------------------------------------
                                  Who is Federated Investors, Inc.?...............21
                                  --------------------------------------------------
                                  Financial Information...........................21
                                  --------------------------------------------------
                                  Investment Ratings..............................21
                                  --------------------------------------------------
                                  Addresses.......................................26
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                                  Appendix........................................27
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HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The
Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

 The Board of Trustees (the "Board") has established two classes of shares of the
Fund, known as Cash II Shares and Institutional Service Shares (Shares). This SAI
relates to both classes of Shares. The Fund's investment adviser is Federated
Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest.

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency Securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home
Administration, Federal Financing Bank, General Services Administration, Department
of Housing and Urban Development, Export-Import Bank, Overseas Private Investment
Corporation, and Washington Metropolitan Area Transit Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits.  For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan
Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage
Association and Tennessee Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.  These include the Farm Credit System, Financing Corporation, and Resolution Funding
Corporation.
Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.  A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.  Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months.
Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. Commercial paper investments will be limited to commercial paper rated A-1 by Standard & Poor's (S&P), Prime-1 by Moody's
Investors Service (Moody's), F-1 by Fitch Ratings (Fitch) or R-1 by DBRS, and unrated but of comparable quality, including Canadian Commercial Paper (CCPs) and Europaper.
DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages.
Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates.
Asset backed securities have prepayment risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
  The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over
$100,000,000, or if the principal amount of the instrument is insured by the Bank
Insurance Fund which is administered by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of
Deposit, and Euro-dollar Time Deposits.
  For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the
Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders.
Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The
Fund considers an issuer to be based outside the United States if:
|X|         it is organized under the laws of, or has a principal office located in, another country;

|X|         the principal trading market for its securities is in another country; or

|X|         it (or its subsidiaries) derived in its most current fiscal year at least
   50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses.
Therefore, any such investment by the Fund may be subject to duplicate expenses.
However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
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SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors,
Inc. (Federated) administers the program according to procedures approved by the
Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RATINGS
The highest rating category of a nationally recognized statistical rating service
(NRSRO) is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's, or F-1 + or F-1 by Fitch are
all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category. See
Regulatory Compliance.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the
Fund's risk of loss and potential for gain.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal.
  The Fund invests in high-quality money market instruments which include, but are not limited to, instruments of domestic and foreign banks and savings and loans, commercial paper, marketable obligations and repurchase agreements.
  The Fund invests only in instruments denominated and payable in U.S. dollars.
  The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4 (2) of the Securities Act of 1933. Section 4 (2)
paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4 (2) paper is normally resold through or with the assistance of an issuer or investment dealers who make a market in Section 4 (2) paper, thus providing liquidity. Therefore, the Fund's
Adviser considers the legally restricted but quite saleable Section 4 (2) paper to be liquid.
The fundamental investment objective and policies may not be changed by the Fund's
Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the "1940 Act").

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Diversification
The Fund is a "diversified company" within the meaning of the 1940 Act, as amended, and any rules, regulations, or interpretations thereunder.
The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
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Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Restricted Securities
The Fund may invest in securities subject to restriction on resale under the federal securities laws.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

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Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this
SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1%
between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

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RULE 12b-1 PLAN (CASH II SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1
Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of
Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor
(including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the
Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.
These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the
Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares.
Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

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The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the
NASD.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Stephens Inc., Little
Rock, AR owned approximately 388,106,928 Shares (22.85%); RBC Dain Rauscher Inc.,
Minneapolis, MN owned approximately 203,080,109 Shares (11.95%); Primevest Financial
Services, Inc., Saint Cloud, MN owned approximately 158,889,0007 Shares (9.35%) and
First Clearing Corporation, Glen Allen, VA owned approximately 215,355,536 Shares
(12.68%).

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Cash II Shares: First Clearing Corporation, Glen
Allen, VA owned approximately 248,400,419 Shares (30.36%); NFS LLC, New York, NY
owned approximately 78,335,887 Shares (9.57%) and LB RE Pension Partner II Op., New
York, NY owned approximately 53,748,372 Shares (6.56%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

First Clearing Corporation is organized in the state of Delaware and is a subsidiary of Wachovia Securities Financial Holdings, LLC; organized in the state of Delaware.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code
(Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities.
Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund.
Where required, the tables separately list Board members who are "interested persons"
of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of
December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1%
of each class of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                 -----------------

                                                                                     ----------------------
------------------------
          Name
       Birth Date                                                    Aggregate         Total Compensation
        Address            Principal Occupation(s) for Past        Compensation          From Trust and
  Positions Held with                 Five Years,                    From Fund           Federated Fund
         Trust               Other Directorships Held and          (past fiscal             Complex
   Date Service Began            Previous Position(s)                  year)          (past calendar year)
John F. Donahue*         Principal Occupations: Chairman and            $0                     $0
Birth Date: July 28,     Director or Trustee of the Federated
1924                     Fund Complex; Chairman and Director,
CHAIRMAN and TRUSTEE     Federated Investors, Inc.
Began serving: October
1988                     Previous Positions: Trustee,
                         Federated Investment Management
                         Company and Chairman and Director,
                         Federated Investment Counseling.

J. Christopher Donahue*  Principal Occupations: Principal               $0                     $0
Birth Date: April 11,    Executive Officer and President of
1949                     the Federated Fund Complex; Director
PRESIDENT and TRUSTEE    or Trustee of some of the Funds in
Began serving: April     the Federated Fund Complex;
1989                     President, Chief Executive Officer
                         and Director, Federated Investors,
                         Inc.; Chairman and Trustee,
                         Federated Investment Management
                         Company; Trustee, Federated
                         Investment Counseling; Chairman and
                         Director, Federated Global
                         Investment Management Corp.;
                         Chairman, Federated Equity
                         Management Company of Pennsylvania,
                         Passport Research, Ltd. and Passport
                         Research II, Ltd.; Trustee,
                         Federated Shareholder Services
                         Company; Director, Federated
                         Services Company.

                         Previous Positions: President,
                         Federated Investment Counseling;
                         President and Chief Executive
                         Officer, Federated Investment
                         Management Company, Federated Global
                         Investment Management Corp. and
                         Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Principal Occupations: Director or          $1,727.77              $148,500
Birth Date: October 11,  Trustee of the Federated Fund
1932                     Complex; Professor of Medicine,
3471 Fifth Avenue        University of Pittsburgh; Medical
Suite 1111               Director, University of Pittsburgh
Pittsburgh, PA           Medical Center Downtown;
TRUSTEE                  Hematologist, Oncologist and
Began serving: October   Internist, University of Pittsburgh
1988                     Medical Center.

                         Other Directorships Held: Member,
                         National Board of Trustees, Leukemia
                         Society of America.

                         Previous Positions: Trustee,
                         University of Pittsburgh; Director,
                         University of Pittsburgh Medical
                         Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                 ----------------

                                                                                     Total Compensation
         Name                                                                          From Trust and
      Birth Date                                                    Aggregate          Federated Fund
        Address                                                    Compensation           Complex
  Positions Held with                                               From Fund       (past calendar year)
         Trust            Principal Occupation(s) for Past Five    (past fiscal
  Date Service Began                     Years,                       year)
                          Other Directorships Held and Previous
                                       Position(s)
Thomas G. Bigley         Principal Occupation: Director or          $1,900.55             $163,350
Birth Date: February     Trustee of the Federated Fund Complex.
3, 1934
15 Old Timber Trail      Other Directorships Held: Director,
Pittsburgh, PA           Member of Executive Committee,
TRUSTEE                  Children's Hospital of Pittsburgh;
Began serving:           Director, University of Pittsburgh.
November 1994
                         Previous Position: Senior Partner,
                         Ernst & Young LLP.

John T. Conroy, Jr.      Principal Occupations: Director or         $1,900.55             $163,350
Birth Date: June 23,     Trustee of the Federated Fund Complex;
1937                     Chairman of the Board, Investment
Investment Properties    Properties Corporation; Partner or
Corporation              Trustee in private real estate
3838 North Tamiami       ventures in Southwest Florida.
Trail
Suite 402                Previous Positions: President,
Naples, FL               Investment Properties Corporation;
TRUSTEE                  Senior Vice President, John R. Wood
Began serving: August    and Associates, Inc., Realtors;
1991                     President, Naples Property Management,
                         Inc. and Northgate Village Development
                         Corporation.

Nicholas P.              Principal Occupation: Director or          $1,900.55             $163,350
Constantakis             Trustee of the Federated Fund Complex.
Birth Date: September
3, 1939                  Other Directorships Held: Director and
175 Woodshire Drive      Member of the Audit Committee, Michael
Pittsburgh, PA           Baker Corporation (engineering and
TRUSTEE                  energy services worldwide).
Began serving: October
1999                     Previous Position: Partner, Anderson
                         Worldwide SC.

John F. Cunningham       Principal Occupation: Director or          $1,727.77             $148,500
Birth Date: March 5,     Trustee of the Federated Fund Complex.
1943
353 El Brillo Way        Other Directorships Held: Chairman,
Palm Beach, FL           President and Chief Executive Officer,
TRUSTEE                  Cunningham & Co., Inc. (strategic
Began serving: January   business consulting); Trustee
1999                     Associate, Boston College.

                         Previous Positions: Director, Redgate
                         Communications and EMC Corporation
                         (computer storage systems); Chairman
                         of the Board and Chief Executive
                         Officer, Computer Consoles, Inc.;
                         President and Chief Operating Officer,
                         Wang Laboratories; Director, First
                         National Bank of Boston; Director,
                         Apollo Computer, Inc.

Peter E. Madden          Principal Occupation: Director or          $1,727.77             $148,500
Birth Date: March 16,    Trustee of the Federated Fund Complex.
1942
One Royal Palm Way       Other Directorships Held: Board of
100 Royal Palm Way       Overseers, Babson College.
Palm Beach, FL
TRUSTEE                  Previous Positions: Representative,
Began serving: August    Commonwealth of Massachusetts General
1991                     Court; President, State Street Bank
                         and Trust Company and State Street
                         Corporation (retired); Director, VISA
                         USA and VISA International; Chairman
                         and Director, Massachusetts Bankers
                         Association; Director, Depository
                         Trust Corporation; Director, The
                         Boston Stock Exchange.

Charles F. Mansfield,    Principal Occupations: Director or         $1,900.55             $163,350
Jr.                      Trustee of the Federated Fund Complex;
Birth Date: April 10,    Management Consultant; Executive Vice
1945                     President, DVC Group, Inc. (marketing,
80 South Road            communications and technology) (prior
Westhampton Beach, NY    to 9/1/00).
TRUSTEE
Began serving: January   Previous Positions: Chief Executive
1999                     Officer, PBTC International Bank;
                         Partner, Arthur Young & Company (now
                         Ernst & Young LLP); Chief Financial
                         Officer of Retail Banking Sector,
                         Chase Manhattan Bank; Senior Vice
                         President, HSBC Bank USA (formerly,
                         Marine Midland Bank); Vice President,
                         Citibank; Assistant Professor of
                         Banking and Finance, Frank G. Zarb
                         School of Business, Hofstra University.

John E. Murray, Jr.,     Principal Occupations: Director or         $2,073.32             $178,200
J.D., S.J.D.             Trustee of the Federated Fund Complex;
Birth Date: December     Chancellor and Law Professor, Duquesne
20, 1932                 University; Partner, Murray, Hogue &
Chancellor, Duquesne     Lannis.
University
Pittsburgh, PA           Other Directorships Held: Director,
TRUSTEE                  Michael Baker Corp. (engineering,
Began serving:           construction, operations and technical
February 1995            services).

                         Previous Positions: President,
                         Duquesne University; Dean and
                         Professor of Law, University of
                         Pittsburgh School of Law; Dean and
                         Professor of Law, Villanova University
                         School of Law.

Marjorie P. Smuts        Principal Occupations:  Director or        $1,727.77             $148,500
Birth Date: June 21,     Trustee of the Federated Fund Complex;
1935                     Public Relations/Marketing
4905 Bayard Street       Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                  Previous Positions: National
Began serving: October   Spokesperson, Aluminum Company of
1988                     America; television producer;
                         President, Marj Palmer Assoc.; Owner,
                         Scandia Bord.

John S. Walsh            Principal Occupations:  Director or        $1,727.77             $148,500
Birth Date: November     Trustee of the Federated Fund Complex;
28, 1957                 President and Director, Heat Wagon,
2604 William Drive       Inc. (manufacturer of construction
Valparaiso, IN           temporary heaters); President and
TRUSTEE                  Director, Manufacturers Products, Inc.
Began serving: January   (distributor of portable construction
1999                     heaters); President, Portable Heater
                         Parts, a division of Manufacturers
                         Products, Inc.

                         Previous Position: Vice President,
                         Walsh & Kelly, Inc.

--------------------------------------------------------------------------------------

OFFICERS**

               Name
            Birth Date
              Address
     Positions Held with Trust
-----------------------------------      Principal Occupation(s) and Previous Position(s)
        Date Service Began
John W. McGonigle                  Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938       Secretary of the Federated Fund Complex; Executive Vice
EXECUTIVE VICE PRESIDENT and       President, Secretary and Director, Federated Investors, Inc.
SECRETARY
Began serving: October 1988        Previous Positions: Trustee, Federated Investment
                                   Management Company and Federated Investment Counseling;
                                   Director, Federated Global Investment Management Corp.,
                                   Federated Services Company and Federated Securities Corp.

Richard J. Thomas                  Principal Occupations: Principal Financial Officer and
Birth Date: June 17, 1954          Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                          President, Federated Administrative Services.
Began serving: November 1998
                                   Previous Positions: Vice President, Federated
                                   Administrative Services; held various management positions within Funds Financial Services Division of Federated
                                   Investors, Inc.

Richard B. Fisher                  Principal Occupations: Vice Chairman or Vice President of
Birth Date: May 17, 1923           some of the Funds in the Federated Fund Complex; Vice
VICE PRESIDENT                     Chairman, Federated Investors, Inc.; Chairman, Federated
Began serving: October 1988        Securities Corp.

                                   Previous Positions: President and Director or Trustee of
                                   some of the Funds in the Federated Fund Complex; Executive
                                   Vice President, Federated Investors, Inc. and Director and
                                   Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959     Principal Occupations:  Deborah A. Cunningham has been the
CHIEF INVESTMENT OFFICER           Fund's Portfolio Manager since July 1991. Ms. Cunningham
Began serving: May 2004            was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior
                                   Portfolio Manager and a Senior Vice President of the Fund's
                                   Adviser since 1997. Ms. Cunningham is a Chartered Financial
                                   Analyst and received her M.S.B.A. in Finance from Robert
                                   Morris College.

Mary Jo Ochson                     Principal Occupations:  Mary Jo Ochson was named Chief
Birth Date: September 12, 1953     Investment Officer of tax-exempt fixed income products in
CHIEF INVESTMENT OFFICER and VICE  2004 and is a Vice President of the Trust. She joined
PRESIDENT                          Federated in 1982 and has been a Senior Portfolio Manager
Began serving: November 1998       and a Senior Vice President of the Fund's Adviser since
                                   1996.  Ms. Ochson is a Chartered Financial Analyst and
                                   received her M.B.A. in Finance from the University of
                                   Pittsburgh.

Susan R. Hill                      Principal Occupations: She is Vice President of the Trust.
Birth Date: June 20, 1963          Ms. Hill joined Federated in 1990 and has been a Senior
VICE PRESIDENT                     Portfolio Manager since 2003 and a Senior Vice President of
Began serving: May 2004            the Fund's Adviser since 2005. Ms. Hill was a Portfolio
                                   Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant
                                   Vice President of the Fund's Adviser from 1994 until 1997.
                                   Ms. Hill is a Chartered Financial Analyst and received an
                                   M.S. in Industrial Administration from Carnegie Mellon
                                   University.
                                   ------------------------------------------------------------
                                   .

Jeff A. Kozemchak                  Principal Occupations: Jeff A. Kozemchak is Vice President
Birth Date: January 15, 1960       of the Trust. Mr. Kozemchak joined Federated in 1987 and
VICE PRESIDENT                     has been a Senior Portfolio Manager since 1996 and a Senior
Began serving: May 2004            Vice President of the Fund's Adviser since 1999. He was a
                                   Portfolio Manager until 1996 and a Vice President of the
                                   Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a
                                   Chartered Financial Analyst and received his M.S. in
                                   Industrial Administration from Carnegie Mellon University
                                   in 1987.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                   Meetings Held
Board             Committee                                                         During Last
Committee          Members                     Committee Functions                  Fiscal Year
Executive   John F. Donahue        In between meetings of the full Board, the            6
            John E. Murray, Jr.,   Executive Committee generally may exercise
            J.D., S.J.D.           all the powers of the full Board in the
                                   management and direction of the business
                                   and conduct of the affairs of the Trust in
                                   such manner as the Executive Committee
                                   shall deem to be in the best interests of
                                   the Trust.  However, the Executive
                                   Committee cannot elect or remove Board
                                   members, increase or decrease the number
                                   of Trustees, elect or remove any Officer,
                                   declare dividends, issue shares or
                                   recommend to shareholders any action
                                   requiring shareholder approval.

Audit       Thomas G. Bigley       The purposes of the Audit Committee are to            9
            John T. Conroy, Jr.    oversee the accounting and financial
            Nicholas P.            reporting process of the Fund, the Fund`s
            Constantakis           internal control over financial reporting,
            Charles F. Mansfield,  and the quality, integrity and independent
            Jr.                    audit of the Fund's financial statements.
                                   The Committee also oversees or assists the
                                   Board with the oversight of compliance
                                   with legal requirements relating to those
                                   matters, approves the engagement and
                                   reviews the qualifications, independence
                                   and performance of the Fund`s independent
                                   registered public accounting firm, acts as
                                   a liaison between the independent
                                   registered public accounting firm and the
                                   Board and reviews the Fund`s internal
                                   audit function.

Nominating  Thomas G. Bigley       The Nominating Committee, whose members               1
            John T. Conroy, Jr.    consist of all Independent Trustees,
            Nicholas P.            selects and nominates persons for election
            Constantakis           to the Fund`s Board when vacancies occur.
            John F. Cunningham     The Committee will consider candidates
            Peter E. Madden        recommended by shareholders, Independent
            Charles F. Mansfield,  Trustees, officers or employees of any of
            Jr.                    the Fund`s agents or service providers and
            John E. Murray, Jr.    counsel to the Fund. Any shareholder who
            Marjorie P. Smuts      desires to have an individual considered
            John S. Walsh          for nomination by the Committee must
                                   submit a recommendation in writing to the
                                   Secretary of the Fund, at the Fund's
                                   address appearing on the back cover of
                                   this Statement of Additional Information.
                                   The recommendation should include the name
                                   and address of both the shareholder and
                                   the candidate and detailed information
                                   concerning the candidate's qualifications
                                   and experience. In identifying and
                                   evaluating candidates for consideration,
                                   the Committee shall consider such factors
                                   as it deems appropriate.  Those factors
                                   will ordinarily include:  integrity,
                                   intelligence, collegiality, judgment,
                                   diversity, skill, business and other
                                   experience, qualification as an
                                   "Independent Trustee," the existence of
                                   material relationships which may create
                                   the appearance of a lack of independence,
                                   financial or accounting knowledge and
                                   experience, and dedication and willingness
                                   to devote the time and attention necessary
                                   to fulfill Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------------
                                                              Aggregate
                                                           Dollar Range of
                                 Dollar Range of           Shares Owned in
Interested                         Shares Owned          Federated Family of
Board Member Name                  in the Fund          Investment Companies
John F. Donahue                   Over $100,000             Over $100,000
J. Christopher Donahue            Over $100,000             Over $100,000
Lawrence D. Ellis, M.D.            $1 - $10,000             Over $100,000

Independent
Board Member Name
Thomas G. Bigley                       None                 Over $100,000
John T. Conroy, Jr.               Over $100,000             Over $100,000
Nicholas P. Constantakis           $1 - $10,000             Over $100,000
John F. Cunningham                     None                 Over $100,000
Peter E. Madden                        None                 Over $100,000
Charles F. Mansfield, Jr.        10,001 - $50,000           Over $100,000
John E. Murray, Jr., J.D.,             None                 Over $100,000
S.J.D.
Marjorie P. Smuts                10,001 - $50,000           Over $100,000
John S. Walsh                          None                 Over $100,000

INVESTMENT ADVISER
--------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as
Shares of the Fund, they also contain significant safeguards designed to protect the
Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

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PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products"
section of Federated's website at FederatedInvestors.com.  A complete listing of the
Fund's portfolio holdings as of the end of each  month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.  Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings, the effective average maturity of the
Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the
Fund's page click on the "Portfolio Holdings" or "Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting
"Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.
Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund.  The
President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the
Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.
Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

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BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                         Average Aggregate Daily
  Maximum Administrative Fee        Net Assets of the Federated Funds
          0.150 of 1%                    on the first $5 billion
          0.125 of 1%                    on the next $5 billion
          0.100 of 1%                    on the next $10 billion
          0.075 of 1%                  on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES
For the Year Ended July 31,
2005                                        2005                2004               2003
Advisory Fee Earned                     $12,029,445         $12,407,497         $14,415,683
Advisory Fee Reduction                   $6,411,040          $6,557,836         $7,833,797
Administrative Fee                       $1,833,287          $1,883,562         $2,168,119
12b-1 Fee:
 Cash II Shares                          $1,055,822              --                 --
Shareholder Services Fee:
  Cash II Shares                         $1,618,753              --                 --
  Institutional Service Shares           $4,272,293              --                 --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended July 31, 2005.

Yield and Effective Yield are given for the 7 -day period ended July 31, 2005.

                                                                          Start of
                                                                       Performance on
                     7-Day Period        1 Year        5 Years            9/27/1996
Cash II Shares:
Total Return              N/A            1.63%          1.93%               3.24%
Yield                    2.59%            N/A            N/A                 N/A
Effective Yield          2.62%            N/A            N/A                 N/A

--------------------------------------------------------------------------------------

                        7-Day Period    1 Year      5 Years          10 Years
Institutional
Service Shares:
Total Return                N/A          1.80%       2.11%             3.62%
Yield                      2.76%          N/A         N/A               N/A
Effective Yield            2.80%          N/A         N/A               N/A

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--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet's Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day CD Index
Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately
$26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately
$3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global Equity; Robert J.
Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA, for Tax Free Fixed
Income; and Deborah A. Cunningham, CFA, for Money Market Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of Automated
Cash Management Trust dated July 31, 2005.

INVESTMENT RATINGS

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put
(demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols (i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by Standard
& Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign
(+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG).
(See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by
S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by
S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments.
This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve), entities rated "R-1
(middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas.
Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"High" or "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low"
grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category.  A company's
Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an
Outlook.  Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

AUTOMATED CASH MANAGEMENT TRUST

Institutional Service Shares

Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian

State Street Bank and Trust Company

Securities Lending Agent

None

Independent Registered Public Accounting Firm

Ernst & Young LLP

Legal Counsel

Reed Smith LLP

Dickstein Shapiro Morin & Oshinsky LLP

Service Providers

Bloomberg

Factset

Institutional Shareholder Services, Inc.

Security Pricing Services

None

Ratings Agencies

Standard &Poor's

Performance Reporting/Publications

iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/ Thomson Financial

Other

Investment Company Institute

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	3
What are the Fund’s Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	5
What Do Shares Cost?	6
How is the Fund Sold?	6
How to Purchase Shares	7
How to Redeem and Exchange Shares	10
Account and Share Information	13
Who Manages the Fund?	15
Legal Proceedings	16
Financial Information	17

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Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

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The Fund’s shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.02%.

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Within the period shown in the bar chart, the Fund’s highest quarterly return was 1.50% (quarter ended December 31, 2000). Its lowest quarterly return was 0.11% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	0.74%

5 Years	2.36%

10 Years	3.67%

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The Fund’s 7-Day Net Yield as of December 31, 2004 was 1.45%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

AUTOMATED GOVERNMENT MONEY TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)	0.59%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.21% for the fiscal year ended July 31, 2005.

3 The shareholder services provider has voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.24% for the fiscal year ended July 31, 2005.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$91

3 Years	$284

5 Years	$493

10 Years	$1,096

What are the Fund’s Investment Strategies?

The Fund invests primarily in a portfolio of short-term U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund’s investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the prices of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution’s agreement or materials describing this service.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

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If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;

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  your redemption will be sent to an address of record that was changed within the last 30 days;

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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund’s daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund’s portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.


Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2005.


Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.


As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.


Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.


Financial Highlights


(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.005	0.008	0.018	0.050
Net realized and unrealized gain on investments	--	0.000 [1]	0.001	0.001	--

TOTAL FROM INVESTMENT OPERATIONS	0.017	0.005	0.009	0.019	0.050

Less Distributions:
Distributions from net investment income	(0.017)	(0.005)	(0.008)	(0.018)	(0.050)
Distributions from net realized gain on investments	--	(0.000)[1]	(0.001)	(0.001)	--

TOTAL DISTRIBUTIONS	(0.017)	(0.005)	(0.009)	(0.019)	(0.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.72%	0.47%	0.90%	1.81%	5.07%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	1.68%	0.45%	0.85%	1.75%	4.97%

Expense waiver/reimbursement[3]	0.30%	0.30%	0.29%	0.27%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$800,984	$856,598	$1,093,524	$1,329,998	$1,826,410


1 Represents less than $0.001.


2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


Federated Investors
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Cusip 60934N815


8082201A (9/05)


AUTOMATED GOVERNMENT MONEY TRUST
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2005

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Automated Government Money Trust (Fund), dated
September 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                            CONTENTS
                                            How is the Fund Organized?...............1
                                            --------------------------
                                            Securities in Which the Fund Invests.....1
                                            ------------------------------------
                                            How is the Fund Sold?....................5
                                            ---------------------
                                            Subaccounting Services...................6
                                            ----------------------
                                            Redemption in Kind.......................6
                                            ------------------
                                            Massachusetts Partnership Law............7
                                            -----------------------------
                                            Account and Share Information............7
                                            -----------------------------
                                            Tax Information..........................7
                                            ---------------
                                            Who Manages and Provides Services to the
                                            -----------------------------------------
                                            Fund?....................................7
                                            -----
                                            How Does the Fund Measure Performance?..16
                                            --------------------------------------
                                            Who is Federated Investors, Inc.?.......17
                                            ---------------------------------
                                            Financial Information...................18
                                            ---------------------
                                            Addresses...............................19
                                            ---------
                                            Appendix................................20
                                            --------

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The
Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on June 1, 1982, was reorganized as a portfolio of the Trust on April 30, 1999. The Fund's investment adviser is Federated
Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:
U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.  These other investment companies are managed independently of the Fund and incur additional expenses.  Therefore, any such investment by the Fund may be subject to duplicate expenses.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board of
Trustees (the Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.
  For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the
Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the
Fund's risk of loss and potential for gain.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is stability of principal and current income consistent with stability of principal.
  The Fund may invest in U.S. Treasury obligations and securities of other investment companies. "U.S. Treasury obligations" refers to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as: (i) U.S. Treasury bills, notes and bonds; and (ii) instruments of the
Export-Import Bank of the U.S., the General Services Administration, the Small
Business Administration and the Washington Metropolitan Area Transit Authority,
maturing in thirteen months or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within thirteen months from the date of acquisition. The Fund may also purchase U.S.
Treasury obligations on a when-issued or delayed delivery basis.
The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.
Except for the thirteen-month maturity or repurchase restriction, the fundamental investment objective and policies may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not purchase any portfolio instruments on margin or sell any portfolio instruments short but may obtain such short- term credits as may be necessary for clearance of purchases and sales of portfolio instruments.

Borrowing Money
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio investments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous.
  Interest paid by the Fund on borrowed funds will not be available for investment.
The Fund will liquidate any such borrowings as soon as possible.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any assets of the Fund except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 10% of the value of Fund assets at the time of the borrowings.

Lending Cash or Securities
The Fund will not lend any of its assets, except that it may purchase or hold U.S.
government obligations, to include repurchase agreements, permitted by its investment objective and policies.

Issuing Senior Securities
The Fund will not issue senior securities, except as permitted by its investment objective and policies.

Diversification
The Fund is a "diversified company" within the meaning of the Investment Company Act of 1940, as amended (1940 Act), and any rules, regulations, or interpretations thereunder.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing In Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this
SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1%
between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor
(including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service
Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.
These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the
Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares.
Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the
NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Legg Mason Wood Walker Inc., Baltimore, MD
owned approximately 209,512,487 Shares (26.40%), Stephens Inc, Little Rock, AR owned approximately 57,421,689 Shares (7.23%), Hare & CO., East Syracuse, NY, owned approximately 49,222,457 (6.20%), The Chase Manhattan Bank, Dallas, approximately
45,430,976 Shares (5.72%) and Banc of America Securities, Charlotte, NC, owned approximately 45,088,947 (5.63%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Legg Mason Wood Walker Inc., is organized in the state of Maryland and is a subsidiary of Legg Mason Inc.; organized in the state of Maryland.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code
(Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are
"interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As
of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund
Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                            --------------

                                                                            ---------------------
----------------------
         Name
      Birth Date                                              Aggregate      Total Compensation
       Address            Principal Occupation(s) for Past   Compensation      From Trust and
 Positions Held with                Five Years,               From Fund        Federated Fund
        Trust               Other Directorships Held and     (past fiscal          Complex
  Date Service Began            Previous Position(s)            year)       (past calendar year)
John F. Donahue*         Principal Occupations: Chairman          $0                 $0
Birth Date: July 28,     and Director or Trustee of the
1924                     Federated Fund Complex; Chairman
CHAIRMAN AND TRUSTEE     and Director, Federated
Began serving:           Investors, Inc.
October 1988
                         Previous Positions: Trustee,
                         Federated Investment Management
                         Company and Chairman and
                         Director, Federated Investment
                         Counseling.

J. Christopher           Principal Occupations: Principal         $0                 $0
Donahue*                 Executive Officer and President
Birth Date: April 11,    of the Federated Fund Complex;
1949                     Director or Trustee of some of
PRESIDENT AND TRUSTEE    the Funds in the Federated Fund
Began serving: April     Complex; President, Chief
1989                     Executive Officer and Director,
                         Federated Investors, Inc.;
                         Chairman and Trustee, Federated
                         Investment Management Company;
                         Trustee, Federated Investment
                         Counseling; Chairman and
                         Director, Federated Global
                         Investment Management Corp.;
                         Chairman, Federated Equity
                         Management Company of
                         Pennsylvania, Passport Research,
                         Ltd. and Passport Research II,
                         Ltd.; Trustee, Federated
                         Shareholder Services Company;
                         Director, Federated Services
                         Company.

                         Previous Positions: President,
                         Federated Investment Counseling;
                         President and Chief Executive
                         Officer, Federated Investment
                         Management Company, Federated
                         Global Investment Management
                         Corp. and Passport Research, Ltd.

Lawrence D. Ellis,       Principal Occupations: Director       $643.02            $148,500
M.D.*                    or Trustee of the Federated Fund   --------------
Birth Date: October      Complex; Professor of Medicine,
11, 1932                 University of Pittsburgh; Medical
3471 Fifth Avenue        Director, University of
Suite 1111               Pittsburgh Medical Center
Pittsburgh, PA           Downtown; Hematologist,
TRUSTEE                  Oncologist and Internist,
Began serving:           University of Pittsburgh Medical
October 1988             Center.

                         Other Directorships Held: Member,
                         National Board of Trustees,
                         Leukemia Society of America.

                         Previous Positions: Trustee,
                         University of Pittsburgh;
                         Director, University of
                         Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                            --------------

         Name                                                               ---------------------
      Birth Date
       Address
 Positions Held with                                          Aggregate      Total Compensation
        Trust             Principal Occupation(s) for Past   Compensation      From Trust and
  Date Service Began                Five Years,               From Fund        Federated Fund
                            Other Directorships Held and     (past fiscal          Complex
                                Previous Position(s)            year)       (past calendar year)
Thomas G. Bigley         Principal Occupation: Director or     $707.33            $163,350
Birth Date: February     Trustee of the Federated Fund
3, 1934                  Complex.
15 Old Timber Trail
Pittsburgh, PA           Other Directorships Held:
TRUSTEE                  Director, Member of Executive
Began serving:           Committee, Children's Hospital of
November 1994            Pittsburgh; Director, University
                         of Pittsburgh.

                         Previous Position: Senior
                         Partner, Ernst & Young LLP.

John T. Conroy, Jr.      Principal Occupations: Director       $707.33            $163,350
Birth Date: June 23,     or Trustee of the Federated Fund   --------------
1937                     Complex; Chairman of the Board,
Investment Properties    Investment Properties
Corporation              Corporation; Partner or Trustee
3838 North Tamiami       in private real estate ventures
Trail                    in Southwest Florida.
Suite 402
Naples, FL               Previous Positions: President,
TRUSTEE                  Investment Properties
Began serving: August    Corporation; Senior Vice
1991                     President, John R. Wood and
                         Associates, Inc., Realtors;
                         President, Naples Property
                         Management, Inc. and Northgate
                         Village Development Corporation.

Nicholas P.              Principal Occupation: Director or     $707.33            $163,350
Constantakis             Trustee of the Federated Fund      --------------
Birth Date: September    Complex.
3, 1939
175 Woodshire Drive      Other Directorships Held:
Pittsburgh, PA           Director and Member of the Audit
TRUSTEE                  Committee, Michael Baker
Began serving:           Corporation (engineering and
October 1999             energy services worldwide).

                         Previous Position: Partner,
                         Anderson Worldwide SC.

John F. Cunningham       Principal Occupation: Director or     $643.02            $148,500
Birth Date: March 5,     Trustee of the Federated Fund      --------------
1943                     Complex.
353 El Brillo Way
Palm Beach, FL           Other Directorships Held:
TRUSTEE                  Chairman, President and Chief
Began serving:           Executive Officer, Cunningham &
January 1999             Co., Inc. (strategic business
                         consulting); Trustee Associate,
                         Boston College.

                         Previous Positions: Director,
                         Redgate Communications and EMC
                         Corporation (computer storage
                         systems); Chairman of the Board
                         and Chief Executive Officer,
                         Computer Consoles, Inc.;
                         President and Chief Operating
                         Officer, Wang Laboratories;
                         Director, First National Bank of
                         Boston; Director, Apollo
                         Computer, Inc.

Peter E. Madden          Principal Occupation: Director or     $643.02            $148,500
Birth Date: March 16,    Trustee of the Federated Fund      --------------
1942                     Complex.
One Royal Palm Way
100 Royal Palm Way       Other Directorships Held: Board
Palm Beach, FL           of Overseers, Babson College.
TRUSTEE
Began serving: August    Previous Positions:
1991                     Representative, Commonwealth of
                         Massachusetts General Court;
                         President, State Street Bank and
                         Trust Company and State Street
                         Corporation (retired); Director,
                         VISA USA and VISA International;
                         Chairman and Director,
                         Massachusetts Bankers
                         Association; Director, Depository
                         Trust Corporation; Director, The
                         Boston Stock Exchange.

Charles F. Mansfield,    Principal Occupations: Director       $707.33            $163,350
Jr.                      or Trustee of the Federated Fund   --------------
Birth Date: April 10,    Complex; Management Consultant;
1945                     Executive Vice President, DVC
80 South Road            Group, Inc. (marketing,
Westhampton Beach, NY    communications and technology)
TRUSTEE                  (prior to 9/1/00).
Began serving:
January 1999             Previous Positions: Chief
                         Executive Officer, PBTC
                         International Bank; Partner,
                         Arthur Young & Company (now Ernst
                         & Young LLP); Chief Financial
                         Officer of Retail Banking Sector,
                         Chase Manhattan Bank; Senior Vice
                         President, HSBC Bank USA
                         (formerly, Marine Midland Bank);
                         Vice President, Citibank;
                         Assistant Professor of Banking
                         and Finance, Frank G. Zarb School
                         of Business, Hofstra University.

John E. Murray, Jr.,     Principal Occupations: Director                          $178,200
J.D., S.J.D.             or Trustee of the Federated Fund   --------------
Birth Date: December     Complex; Chancellor and Law           $771.64
20, 1932                 Professor, Duquesne University;
Chancellor, Duquesne     Partner, Murray, Hogue & Lannis.
University
Pittsburgh, PA           Other Directorships Held:
TRUSTEE                  Director, Michael Baker Corp.
Began serving:           (engineering, construction,
February 1995            operations and technical
                         services).

                         Previous Positions: President,
                         Duquesne University; Dean and
                         Professor of Law, University of
                         Pittsburgh School of Law; Dean
                         and Professor of Law, Villanova
                         University School of Law.

Marjorie P. Smuts        Principal Occupations:  Director      $643.02            $148,500
Birth Date: June 21,     or Trustee of the Federated Fund   --------------
1935                     Complex; Public
4905 Bayard Street       Relations/Marketing
Pittsburgh, PA           Consultant/Conference Coordinator.
TRUSTEE
Began serving:           Previous Positions: National
October 1988             Spokesperson, Aluminum Company of
                         America; television producer;
                         President, Marj Palmer Assoc.;
                         Owner, Scandia Bord.

John S. Walsh            Principal Occupations:  Director      $643.02            $148,500
Birth Date: November     or Trustee of the Federated Fund   --------------
28, 1957                 Complex; President and Director,
2604 William Drive       Heat Wagon, Inc. (manufacturer of
Valparaiso, IN           construction temporary heaters);
TRUSTEE                  President and Director,
Began serving:           Manufacturers Products, Inc.
January 1999             (distributor of portable
                         construction heaters); President,
                         Portable Heater Parts, a division
                         of Manufacturers Products, Inc.

                         Previous Position: Vice
                         President, Walsh & Kelly, Inc.

OFFICERS**
--------------------------------------------------------------------------------------

                  Name
               Birth Date
                Address
       Positions Held with Trust
----------------------------------------    Principal Occupation(s) and Previous Position(s)
           Date Service Began
John W. McGonigle                       Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938            Secretary of the Federated Fund Complex; Executive Vice
EXECUTIVE VICE PRESIDENT AND SECRETARY  President, Secretary and Director, Federated Investors,
Began serving: October 1988             Inc.

                                        Previous Positions: Trustee, Federated Investment
                                        Management Company and Federated Investment Counseling;
                                        Director, Federated Global Investment Management Corp.,
                                        Federated Services Company and Federated Securities Corp.

Richard J. Thomas                       Principal Occupations: Principal Financial Officer and
Birth Date: June 17, 1954               Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                               President, Federated Administrative Services.
Began serving: November 1998
                                        Previous Positions: Vice President, Federated
                                        Administrative Services; held various management
                                        positions within Funds Financial Services Division of
                                        Federated Investors, Inc.

Richard B. Fisher                       Principal Occupations: Vice Chairman or Vice President
Birth Date: May 17, 1923                of some of the Funds in the Federated Fund Complex; Vice
VICE PRESIDENT                          Chairman, Federated Investors, Inc.; Chairman, Federated
Began serving: October 1988             Securities Corp.

                                        Previous Positions: President and Director or Trustee of
                                        some of the Funds in the Federated Fund Complex;
                                        Executive Vice President, Federated Investors, Inc. and
                                        Director and Chief Executive Officer, Federated
                                        Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959          Principal Occupations:  Ms. Cunningham was named Chief
CHIEF INVESTMENT OFFICER                Investment Officer of money market products in 2004 and
Began serving: May 2004                 is a Vice President of the Trust. She joined Federated
                                        in 1981 and has been a Senior Portfolio Manager and a
                                        Senior Vice President of the Fund's Adviser since 1997.
                                        Ms. Cunningham is a Chartered Financial Analyst and
                                        received her M.S.B.A. in Finance from Robert Morris
                                        College.

Mary Jo Ochson                          Principal Occupations:  Ms. Ochson was named Chief
Birth Date: September 12, 1953          Investment Officer of tax-exempt fixed income products
CHIEF INVESTMENT OFFICER and VICE       in 2004 and is  a Vice President of the Trust. She
PRESIDENT                               joined Federated in 1982 and has been a Senior Portfolio
Began serving: November 1998            Manager and a Senior Vice President of the Fund's
                                        Adviser since 1996.  Ms. Ochson is a Chartered Financial
                                        Analyst and received her M.B.A. in Finance from the
                                        University of Pittsburgh.

Susan R. Hill                           Susan R. Hill has been the Fund's Portfolio Manager
Birth Date: June 20, 1963               since January 1994. She is Vice President of the Trust.
VICE PRESIDENT                          Ms. Hill joined Federated in 1990 and has been a Senior
Began serving: May 2004                 Portfolio Manager since 2003 and a Senior Vice President
                                        of the Fund's Adviser since 2005. Ms. Hill was a
                                        Portfolio Manager from 1994 until 2003, and served as
                                        Vice President of the Fund's Adviser from 1997 until
                                        2004 and an Assistant Vice President of the Fund's
                                        Adviser from 1994 until 1997. Ms. Hill is a Chartered
                                        Financial Analyst and received an M.S. in Industrial
                                        Administration from Carnegie Mellon University.

Jeff A. Kozemchak                       Jeff A. Kozemchak is Vice President of the Trust. Mr.
Birth Date: January 15, 1960            Kozemchak joined Federated in 1987 and has been a Senior
VICE PRESIDENT                          Portfolio Manager since 1996 and a Senior Vice President
Began serving: May 2004                 of the Fund's Adviser since 1999. He was a Portfolio
                                        Manager until 1996 and a Vice President of the Fund's
                                        Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
                                        Financial Analyst and received his M.S. in Industrial
                                        Administration from Carnegie Mellon University in 1987.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                    Meetings Held
Board           Committee                                                            During Last
Committee        Members                       Committee Functions                   Fiscal Year
Executive   John F. Donahue     In between meetings of the full Board, the               Six
            John E. Murray,     Executive Committee generally may exercise all
            Jr., J.D., S.J.D.   the powers of the full Board in the management
                                and direction of the business and conduct of the
                                affairs of the Trust in such manner as the
                                Executive Committee shall deem to be in the best
                                interests of the Trust.  However, the Executive
                                Committee cannot elect or remove Board members,
                                increase or decrease the number of Trustees,
                                elect or remove any Officer, declare dividends,
                                issue shares or recommend to shareholders any
                                action requiring shareholder approval.

Audit       Thomas G. Bigley    The purposes of the Audit Committee are to             Eleven
            John T. Conroy,     oversee the accounting and financial reporting
            Jr.                 process of the Fund, the Fund`s internal control
            Nicholas P.         over financial reporting, and the quality,
            Constantakis        integrity and independent audit of the Fund`s
            Charles F.          financial statements.  The Committee also
            Mansfield, Jr.      oversees or assists the Board with the oversight
                                of compliance with legal requirements relating to
                                those matters, approves the engagement and
                                reviews the qualifications, independence and
                                performance of the Fund`s independent registered
                                public accounting firm, acts as a liaison between
                                the independent registered public accounting firm
                                and the Board and reviews the Fund`s internal
                                audit function.

Nominating  Thomas G. Bigley    The Nominating Committee, whose members consist          One
            John T. Conroy,     of all Independent Trustees, selects and
            Jr.                 nominates persons for election to the Fund`s
            Nicholas P.         Board when vacancies occur. The Committee will
            Constantakis        consider candidates recommended by shareholders,
            John F. Cunningham  Independent Trustees, officers or employees of
            Peter E. Madden     any of the Fund`s agents or service providers and
            Charles F.          counsel to the Fund. Any shareholder who desires
            Mansfield, Jr.      to have an individual considered for nomination
            John E. Murray,     by the Committee must submit a recommendation in
            Jr.                 writing to the Secretary of the Fund, at the
            Marjorie P. Smuts   Fund's address appearing on the back cover of
            John S. Walsh       this Statement of Additional Information. The
                                recommendation should include the name and
                                address of both the shareholder and the candidate
                                and detailed information concerning the
                                candidate's qualifications and experience. In
                                identifying and evaluating candidates for
                                consideration, the Committee shall consider such
                                factors as it deems appropriate.  Those factors
                                will ordinarily include:  integrity,
                                intelligence, collegiality, judgment, diversity,
                                skill, business and other experience,
                                qualification as an "Independent Trustee," the
                                existence of material relationships which may
                                create the appearance of a lack of independence,
                                financial or accounting knowledge and experience,
                                and dedication and willingness to devote the time
                                and attention necessary to fulfill Board
                                responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------------
                                                                  Aggregate
                                                               Dollar Range of
                                      Dollar Range of          Shares Owned in
       Interested                      Shares Owned          Federated Family of
   Board Member Name                      in Fund           Investment Companies
John F. Donahue                            NONE                 Over $100,000
J. Christopher Donahue                     NONE                 Over $100,000
Lawrence D. Ellis, M.D.                 $1-$10,000              Over $100,000

Independent
Board Member Name
Thomas G. Bigley                           NONE                 Over $100,000
John T. Conroy, Jr.                        NONE                 Over $100,000
Nicholas P. Constantakis                   NONE                 Over $100,000
John F. Cunningham                         NONE                 Over $100,000
Peter E. Madden                            NONE                 Over $100,000
Charles F. Mansfield,                      NONE                 Over $100,000
Jr.
John E. Murray, Jr.,                       NONE                 Over $100,000
J.D., S.J.D.
Marjorie P. Smuts                          NONE                 Over $100,000
John S. Walsh                              NONE                 Over $100,000

INVESTMENT ADVISER
--------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as
Shares of the Fund, they also contain significant safeguards designed to protect the
Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.



Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products"
section of Federated's website at FederatedInvestors.com. A complete listing of the
Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the
Fund's page click on the "Portfolio Holdings" or "Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting
"Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.
Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund.  The
President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the
Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.
Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                               Average Aggregate Daily
    Maximum Administrative Fee            Net Assets of the Federated Funds
            0.150 of 1%                        on the first $5 billion
            0.125 of 1%                        on the next $5 billion
            0.100 of 1%                        on the next $10 billion
            0.075 of 1%                      on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

---------------------           2005              --------------          2003
For the Year Ended                                     2004
July 31
Advisory Fee Earned          $4,138,947             $5,011,928         $5,396,065
Advisory Fee                 $2,366,241             $2,780,490         $2,941,534
Reduction
Administrative Fee            $630,775               $760,707           $811,568
Shareholder Services         $1,986,695             $2,404,668             --
Fee

--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                     7-Day Period        1 Year       5 Years        10 Years
Total Return              NA             1.72%         1.98%          3.47%
Yield                    2.69%             NA                           NA
Effective Yield          2.73%             NA                           NA

TOTAL RETURN
--------------------------------------------------------------------------------------
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the 365/7th power; and subtracting one from the result. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.



Who is Federated Investors, Inc.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately
$26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately
$3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global Equity; Robert J.
Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA, for Tax Free Fixed
Income; and Deborah A. Cunningham, CFA, for Money Market Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of Automated
Government Money Trust dated July 31, 2005.

ADDRESSES

AUTOMATED GOVERNMENT MONEY TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Appendix

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
N/A

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/Thompson Financial

OTHER
Investment Company Institute

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS


September 30, 2005


A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS


Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	2
What are the Fund’s Investment Strategies?	3
What are the Principal Securities in Which the Fund Invests?	4
What are the Specific Risks of Investing in the Fund?	5
What Do Shares Cost?	5
How is the Fund Sold?	6
How to Purchase Shares	7
How to Redeem and Exchange Shares	10
Account and Share Information	13
Who Manages the Fund?	15
Legal Proceedings	16
Financial Information	17


Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

The Fund’s investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.


The Fund intends to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

What are the Fund’s Fees and Expenses?


GOVERNMENT RESERVES


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee[3]	0.55%
Shareholder Services Fee	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.31%

1 The percentages shown are annualized based on expenses for the period ended July 31, 2005. However, the rate at which expenses are accrued during the period may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the period ended July 31, 2005.

Total Waivers of Fund Expenses	0.31%
Total Actual Annual Fund Operating Expenses (after waivers)	1.00%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The annualized management fee paid by the Fund (after the voluntary waiver) was 0.09% for the period ended July 31, 2005.

3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The annualized distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.45% for the period ended July 31, 2005.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$133

3 Years	$415

5 Years	$718

10 Years	$1,579


What are the Fund’s Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund’s investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to Government investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Government investments.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.


Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.


A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the prices of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?


You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share.


The Fund does not charge a front-end sales charge.


When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.


The required minimum initial investment for Fund Shares is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.


An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


How is the Fund Sold?


The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals. Shares of the Fund are available principally through investment firms that clear through Pershing LLC.



When the Distributor receives marketing fees it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund’s Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

SERVICE FEES

The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.


These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.


How to Purchase Shares


You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 4:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution’s agreement or materials describing this service.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from Federated Capital Reserves Fund or Federated Municipal Trust. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

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If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 4:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 4:00 p.m. (Eastern time) and before 5:00 p.m. (Eastern time), you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;

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  your redemption will be sent to an address of record that was changed within the last 30 days;

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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of Federated Capital Reserves Fund or Federated Municipal Trust. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders.

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Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.

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You may obtain an estimate of the Fund’s daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Funds’ top ten holdings, effective average maturity and/or percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.30% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2005.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout the Period)

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Period Ended 7/31/2005 [1]

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.009
Less Distributions:
Distributions from net investment income	(0.009)

Net Asset Value, End of Period	$1.00

Total Return[2]	0.87%

Ratios to Average Net Assets:

Expenses	1.00%[3]

Net investment income	2.23%[3]

Expense waiver/reimbursement[4]	0.31%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$6,250,822

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1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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Federated Investors
World-Class Investment Manager

Federated Government Reserves Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Cusip 608919205

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31534 (9/05)

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 Federated Government Reserves Fund
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2005

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Government Reserves Fund (Fund), dated
September 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust) The
Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.  The Fund was established as a portfolio of the Trust on December 31,
2004.

 The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

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SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the
Government National Mortgage Association, Small Business Administration, Farm Credit
System Financial Assistance Corporation, Farmer's Home Administration, Federal
Financing Bank, General Services Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private Investment Corporation, and
Washington Metropolitan Area Transit Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan
Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage
Association, and Tennessee Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding
Corporation.
Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Zero Coupon Securities
Certain U.S. Treasury or agency securities in which the Fund invests may be zero coupon securities.  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest
(referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities

Certain fixed income securities in which the Fund invests are callable at the option of the issuer.  Callable securities are subject to call risks.
MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses.
Therefore, any such investment by the Fund may be subject to duplicate expenses.
However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors Inc. (Federated)
administers the program according to procedures approved by the Fund's Board of
Directors (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board.
The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
  Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the
Fund's risk of loss and potential for gain.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

  Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with the stability of principal and liquidity. This investment objective cannot be changed by the Fund's
Directors without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S.
government securities; and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund Complies with the diversification requirements of Rule 2a-7, which are more rigorous.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry

  The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

  Pledging Assets
  The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
  Purchases on Margin
  The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
  Illiquid Securities
  The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under federal securities laws.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this
SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1%
between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

&lt;R&gt;

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1
Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor
(including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the
Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.
These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the
Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares.
Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the
NASD.

&lt;/R&gt;

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

&lt;R&gt;

Account and Share Information

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Pershing, Jersey City, NJ, owned approximately 548,991,414 Shares (9.28%); Pershing,
Jersey City, NJ, owned approximately 5,716,973,187 Shares (90.71%)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Pershing LLC is organized in the state of Delaware as a foreign LLC and is a subsidiary of the Bank of New York Company organized in the state of New York.

&lt;/R&gt;

Tax Information

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code
(Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

&lt;R&gt;

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund.
Where required, the tables separately list Board members who are "interested persons"
of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of
December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                 ---------------

                                                                                     -----------------------
------------------------
          Name
       Birth Date                                                   Aggregate          Total Compensation
        Address            Principal Occupation(s) for Past       Compensation           From Trust and
  Positions Held with                Five Years,                   From Fund +           Federated Fund
         Trust               Other Directorships Held and         (past fiscal               Complex
   Date Service Began            Previous Position(s)                 year)           (past calendar year)
John F. Donahue*         Principal Occupations: Chairman and           N/A                     $0
Birth Date: July 28,     Director or Trustee of the
1924                     Federated Fund Complex; Chairman
CHAIRMAN AND TRUSTEE     and Director, Federated Investors,
Began serving: October   Inc.
1988
                         Previous Positions: Trustee,
                         Federated Investment Management
                         Company and Chairman and Director,
                         Federated Investment Counseling.

J. Christopher Donahue*  Principal Occupations: Principal              N/A                     $0
Birth Date: April 11,    Executive Officer and President of
1949                     the Federated Fund Complex;
PRESIDENT AND TRUSTEE    Director or Trustee of some of the
Began serving: April     Funds in the Federated Fund
1989                     Complex; President, Chief Executive
                         Officer and Director, Federated
                         Investors, Inc.; Chairman and
                         Trustee, Federated Investment
                         Management Company; Trustee,
                         Federated Investment Counseling;
                         Chairman and Director, Federated
                         Global Investment Management Corp.;
                         Chairman, Federated Equity
                         Management Company of Pennsylvania,
                         Passport Research, Ltd. and
                         Passport Research II, Ltd.;
                         Trustee, Federated Shareholder
                         Services Company; Director,
                         Federated Services Company.

                         Previous Positions: President,
                         Federated Investment Counseling;
                         President and Chief Executive
                         Officer, Federated Investment
                         Management Company, Federated
                         Global Investment Management Corp.
                         and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Principal Occupations: Director or            N/A                  $148,500
Birth Date: October 11,  Trustee of the Federated Fund
1932                     Complex; Professor of Medicine,
3471 Fifth Avenue        University of Pittsburgh; Medical
Suite 1111               Director, University of Pittsburgh
Pittsburgh, PA           Medical Center Downtown;
TRUSTEE                  Hematologist, Oncologist and
Began serving: October   Internist, University of Pittsburgh
1988                     Medical Center.

                         Other Directorships Held: Member,
                         National Board of Trustees,
                         Leukemia Society of America.

                         Previous Positions: Trustee,
                         University of Pittsburgh; Director,
                         University of Pittsburgh Medical
                         Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested' due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------
+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                   -------------

-----------------------
                                                                                     -----------------------

         Name
      Birth Date                                                     Aggregate         Total Compensation
        Address           Principal Occupation(s) for Past Five    Compensation          From Trust and
  Positions Held with                    Years,                     From Fund +      Federated Fund Complex
         Trust            Other Directorships Held and Previous    (past fiscal       (past calendar year)
  Date Service Began                   Position(s)                     year)
Thomas G. Bigley         Principal Occupation: Director or              N/A                 $163,350
Birth Date: February     Trustee of the Federated Fund Complex.
3, 1934
15 Old Timber Trail      Other Directorships Held: Director,
Pittsburgh, PA           Member of Executive Committee,
TRUSTEE                  Children's Hospital of Pittsburgh;
Began serving:           Director, University of Pittsburgh.
November 1994
                         Previous Position: Senior Partner,
                         Ernst & Young LLP.

John T. Conroy, Jr.      Principal Occupations: Director or             N/A                 $163,350
Birth Date: June 23,     Trustee of the Federated Fund Complex;
1937                     Chairman of the Board, Investment
Investment Properties    Properties Corporation; Partner or
Corporation              Trustee in private real estate
3838 North Tamiami       ventures in Southwest Florida.
Trail
Suite 402                Previous Positions: President,
Naples, FL               Investment Properties Corporation;
TRUSTEE                  Senior Vice President, John R. Wood
Began serving: August    and Associates, Inc., Realtors;
1991                     President, Naples Property Management,
                         Inc. and Northgate Village Development
                         Corporation.

Nicholas P.              Principal Occupation: Director or              N/A                 $163,350
Constantakis             Trustee of the Federated Fund Complex.
Birth Date: September
3, 1939                  Other Directorships Held: Director and
175 Woodshire Drive      Member of the Audit Committee, Michael
Pittsburgh, PA           Baker Corporation (engineering and
TRUSTEE                  energy services worldwide).
Began serving: October
1999                     Previous Position: Partner, Anderson
                         Worldwide SC.

John F. Cunningham       Principal Occupation: Director or              N/A                 $148,500
Birth Date: March 5,     Trustee of the Federated Fund Complex.
1943
353 El Brillo Way        Other Directorships Held: Chairman,
Palm Beach, FL           President and Chief Executive Officer,
TRUSTEE                  Cunningham & Co., Inc. (strategic
Began serving: January   business consulting); Trustee
1999                     Associate, Boston College.

                         Previous Positions: Director, Redgate
                         Communications and EMC Corporation
                         (computer storage systems); Chairman
                         of the Board and Chief Executive
                         Officer, Computer Consoles, Inc.;
                         President and Chief Operating Officer,
                         Wang Laboratories; Director, First
                         National Bank of Boston; Director,
                         Apollo Computer, Inc.

Peter E. Madden          Principal Occupation: Director or              N/A                 $148,500
Birth Date: March 16,    Trustee of the Federated Fund Complex.
1942
One Royal Palm Way       Other Directorships Held: Board of
100 Royal Palm Way       Overseers, Babson College.
Palm Beach, FL
TRUSTEE                  Previous Positions: Representative,
Began serving: August    Commonwealth of Massachusetts General
1991                     Court; President, State Street Bank
                         and Trust Company and State Street
                         Corporation (retired); Director, VISA
                         USA and VISA International; Chairman
                         and Director, Massachusetts Bankers
                         Association; Director, Depository
                         Trust Corporation; Director, The
                         Boston Stock Exchange.

Charles F. Mansfield,    Principal Occupations: Director or             N/A                 $163,350
Jr.                      Trustee of the Federated Fund Complex;
Birth Date: April 10,    Management Consultant; Executive Vice
1945                     President, DVC Group, Inc. (marketing,
80 South Road            communications and technology) (prior
Westhampton Beach, NY    to 9/1/00).
TRUSTEE
Began serving: January   Previous Positions: Chief Executive
1999                     Officer, PBTC International Bank;
                         Partner, Arthur Young & Company
                         (now Ernst & Young LLP); Chief
                         Financial Officer of Retail Banking
                         Sector, Chase Manhattan Bank; Senior
                         Vice President, HSBC Bank USA
                         (formerly, Marine Midland Bank); Vice
                         President, Citibank; Assistant
                         Professor of Banking and Finance,
                         Frank G. Zarb School of Business,
                         Hofstra University.

John E. Murray, Jr.,     Principal Occupations: Director or             N/A                 $178,200
J.D., S.J.D.             Trustee of the Federated Fund Complex;
Birth Date: December     Chancellor and Law Professor, Duquesne
20, 1932                 University; Partner, Murray, Hogue
Chancellor, Duquesne     & Lannis.
University
Pittsburgh, PA           Other Directorships Held: Director,
TRUSTEE                  Michael Baker Corp. (engineering,
Began serving:           construction, operations and technical
February 1995            services).

                         Previous Positions: President,
                         Duquesne University; Dean and
                         Professor of Law, University of
                         Pittsburgh School of Law; Dean and
                         Professor of Law, Villanova University
                         School of Law.

Marjorie P. Smuts        Principal Occupations:  Director or            N/A                 $148,500
Birth Date: June 21,     Trustee of the Federated Fund Complex;
1935                     Public Relations/Marketing
4905 Bayard Street       Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                  Previous Positions: National
Began serving: October   Spokesperson, Aluminum Company of
1988                     America; television producer;
                         President, Marj Palmer Assoc.; Owner,
                         Scandia Bord.

John S. Walsh            Principal Occupations:  Director or            N/A                 $148,500
Birth Date: November     Trustee of the Federated Fund Complex;
28, 1957                 President and Director, Heat Wagon,
2604 William Drive       Inc. (manufacturer of construction
Valparaiso, IN           temporary heaters); President and
TRUSTEE                  Director, Manufacturers Products, Inc.
Began serving: January   (distributor of portable construction
1999                     heaters); President, Portable Heater
                         Parts, a division of Manufacturers
                         Products, Inc.

                         Previous Position: Vice President,
                         Walsh & Kelly, Inc.

+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.
--------------------------------------------------------------------------------------

OFFICERS**

              Name
           Birth Date
            Address
   Positions Held with Trust
--------------------------------         Principal Occupation(s) and Previous Position(s)
       Date Service Began
John W. McGonigle               Principal Occupations: Executive Vice President and Secretary of
Birth Date: October 26, 1938    the Federated Fund Complex; Executive Vice President, Secretary
EXECUTIVE VICE PRESIDENT AND    and Director, Federated Investors, Inc.
SECRETARY
Began serving: October 1988     Previous Positions: Trustee, Federated Investment Management
                                Company and Federated Investment Counseling; Director, Federated
                                Global Investment Management Corp., Federated Services Company and
                                Federated Securities Corp.

Richard J. Thomas               Principal Occupations: Principal Financial Officer and Treasurer
Birth Date: June 17, 1954       of the Federated Fund Complex; Senior Vice President, Federated
TREASURER                       Administrative Services.
Began serving: November 1998
                                Previous Positions: Vice President, Federated Administrative
                                Services; held various management positions within Funds Financial
                                Services Division of Federated Investors, Inc.

Richard B. Fisher               Principal Occupations: Vice Chairman or Vice President of some of
Birth Date: May 17, 1923        the Funds in the Federated Fund Complex; Vice Chairman, Federated
VICE PRESIDENT                  Investors, Inc.; Chairman, Federated Securities Corp.
Began serving: October 1988
                                Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President,
                                Federated Investors, Inc. and Director and Chief Executive
                                Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959  Principal Occupations:  Deborah A. Cunningham has been the Fund's
CHIEF INVESTMENT OFFICER        Portfolio Manager since inception . Ms. Cunningham was named Chief
Began serving: May 2004         Investment Officer of money market products in 2004. She joined
                                Federated in 1981 and has been a Senior Portfolio Manager and a
                                Senior Vice President of the Fund's Adviser since 1997. Ms.
                                Cunningham is a Chartered Financial Analyst and received her
                                M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson                  Principal Occupations:  Mary Jo Ochson was named Chief Investment
Birth Date: September 12, 1953  Officer of tax-exempt fixed income products in 2004 and is a Vice
CHIEF INVESTMENT OFFICER AND    President of the Trust. She joined Federated in 1982 and has been
VICE PRESIDENT                  a Senior Portfolio Manager and a Senior Vice President of the
Began serving: November 1998    Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial
                                Analyst and received her M.B.A. in Finance from the University of
                                Pittsburgh.

Susan R. Hill                   Susan R. Hill is Vice President of the Trust. Ms. Hill joined
Birth Date: June 20, 1963       Federated in 1990 and has been a Senior Portfolio Manager since
VICE PRESIDENT                  2003 and a Senior Vice President of the Fund's Adviser since 2005.
Began serving: May 2004         Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and as an Assistant Vice President of the Fund's Adviser from 1994 until 1997.  Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon
                                University.

Jeff A. Kozemchak               Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak
Birth Date: January 15, 1960    joined Federated in 1987 and has been a Senior Portfolio Manager
VICE PRESIDENT                  since 1996 and a Senior Vice President of the Fund's Adviser since
Began serving: May 2004         1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a
                                Chartered Financial Analyst and received his M.S. in Industrial
                                Administration from Carnegie Mellon University in 1987.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                     Meetings Held
Board         Committee                                                              During Last
Committee     Members              Committee Functions                               Fiscal Year
Executive     John F. Donahue      In between meetings of the full Board, the        Four
              John E. Murray,      Executive Committee generally may exercise all
              Jr., J.D., S.J.D.    the powers of the full Board in the management
                                   and direction of the business and conduct of
                                   the affairs of the Trust in such manner as the
                                   Executive Committee shall deem to be in the
                                   best interests of the Trust.  However, the
                                   Executive Committee cannot elect or remove
                                   Board members, increase or decrease the number
                                   of Trustees, elect or remove any Officer,
                                   declare dividends, issue shares or recommend
                                   to shareholders any action requiring
                                   shareholder approval.

Audit         Thomas G. Bigley     The purposes of the Audit Committee are to        Five
              John T. Conroy, Jr.  oversee the accounting and financial reporting
              Nicholas P.          process of the Fund, the Fund's internal
              Constantakis         control over financial reporting, and the
              Charles F.           quality, integrity and independent audit of
              Mansfield, Jr.       the Fund's financial statements.  The
                                   Committee also oversees or assists the Board
                                   with the oversight of compliance with legal
                                   requirements relating to those matters,
                                   approves the engagement and reviews the
                                   qualifications, independence and performance
                                   of the Fund's independent registered public
                                   accounting firm, acts as a liaison between the
                                   independent registered public accounting firm
                                   and the Board and reviews the Fund's internal
                                   audit function.

Nominating    Thomas G. Bigley     The Nominating Committee, whose members           One
              John T. Conroy, Jr.  consist of all Independent Trustees, selects
              Nicholas P.          and nominates persons for election to the
              Constantakis         Fund's Board when vacancies occur. The
              John F. Cunningham   Committee will consider candidates recommended
              Peter E. Madden      by shareholders, Independent Trustees,
              Charles F.           officers or employees of any of the Fund's
              Mansfield, Jr.       agents or service providers and counsel to the
              John E. Murray, Jr.  Fund. Any shareholder who desires to have an
              Marjorie P. Smuts    individual considered for nomination by the
              John S. Walsh        Committee must submit a recommendation in
                                   writing to the Secretary of the Fund, at the
                                   Fund's address appearing on the back cover of
                                   this Statement of Additional Information. The
                                   recommendation should include the name and
                                   address of both the shareholder and the
                                   candidate and detailed information concerning
                                   the candidate's qualifications and experience.
                                   In identifying and evaluating candidates for
                                   consideration, the Committee shall consider
                                   such factors as it deems appropriate.  Those
                                   factors will ordinarily include:  integrity,
                                   intelligence, collegiality, judgment,
                                   diversity, skill, business and other
                                   experience, qualification as an "Independent
                                   Trustee," the existence of material
                                   relationships which may create the appearance
                                   of a lack of independence, financial or
                                   accounting knowledge and experience, and
                                   dedication and willingness to devote the time
                                   and attention necessary to fulfill Board
                                   responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------------
                                                                   Aggregate
                                                                Dollar Range of
                                    Dollar Range of             Shares Owned in
Interested                           Shares Owned             Federated Family of
Board Member Name                       in Fund               Investment Companies
John F. Donahue                          None                    Over $100,000
J. Christopher Donahue                   None                    Over $100,000
Lawrence D. Ellis, M.D.                  None                    Over $100,000

Independent
Board Member Name
Thomas G. Bigley                         None                    Over $100,000
John T. Conroy, Jr.                      None                    Over $100,000
Nicholas P. Constantakis                 None                    Over $100,000
John F. Cunningham                       None                    Over $100,000
Peter E. Madden                          None                    Over $100,000
Charles F. Mansfield, Jr.                None                    Over $100,000
John E. Murray, Jr., J.D.,               None                    Over $100,000
S.J.D.
Marjorie P. Smuts                        None                    Over $100,000
John S. Walsh                            None                    Over $100,000

&lt/R&gt;
--------------------------------------------------------------------------------------

&lt;R&gt;

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

&lt;/R&gt;

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as
Shares of the Fund, they also contain significant safeguards designed to protect the
Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.  Form N-PX flings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products"
section of Federated's website at FederatedInvestors.com. A complete listing of the
Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Funds' top ten holdings, effective average maturity and/or percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the Fund.
A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting
"Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.
Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize
investment companies.   Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund.  The
President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the
Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.
Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                           Average Aggregate Daily
 Maximum Administrative Fee           Net Assets of the Federated Funds
         0.150 of 1%                       on the first $5 billion
         0.125 of 1%                       on the next $5 billion
         0.100 of 1%                       on the next $10 billion
         0.075 of 1%                     on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
The Bank of New York, New York, New York, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

&lt;R&gt;

FEES PAID BY THE FUND FOR SERVICES
  For the Period Ended July 31 *
-----------------------------------                 2005

        Advisory Fee Earned                      $3,926,526
      Advisory Fee Reduction                     $2,751,101
       Brokerage Commissions                         $0
        Administrative Fee                        $997,336
            12b-1 Fee:                           $5,889,790
     Shareholder Services Fee:                   $3,272,097
*For the period from February 25, 2005 (commencement of operation) to July 31, 2005.
--------------------------------------------------------------------------------------

&lt;/R&gt;

&lt;R&gt;

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the Start of Performance period ended July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                                           Start of
                                                  --------------------------
                            7 -Day Period               Performance on
                                                      February 25, 2005
  Government Fund:
    Total Return                 N/A                        0.87%
        Yield                   2.35%                        N/A
   Effective Yield              2.37%                        N/A

&lt/R&gt;
--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately
$26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately
$3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global Equity; Robert J.
Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA, for Tax Free Fixed
Income; and Deborah A. Cunningham, CFA, for Money Market Funds.

Financial Information

The Financial Statements for the Fund for the fiscal period ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of Federated
Government Reserves Fund dated July 31, 2005.

Addresses

FEDERATED GOVERNMENT RESERVES FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

&lt;R&gt;

Appendix

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the
Funds:

Custodian

The Bank of New York

Securities Lending Agent

None

Independent Registered Public Accounting Firm

Ernst & Young LLP

Legal Counsel

Reed Smith LLP

Dickstein Shapiro Morin & Oshinsky LLP

Service Providers

Bloomberg

Factset

Institutional Shareholder Services, Inc.

Security Pricing Services

None

Ratings Agencies

Standard & Poor's

Performance Reporting/Publications

iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/ Thomson Financial

Other

Investment Company Institute

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Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Master Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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A money market mutual fund seeking current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	3
What are the Fund’s Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	10
How to Purchase Shares	11
How to Redeem and Exchange Shares	13
Account and Share Information	17
Who Manages the Fund?	19
Legal Proceedings	20
Financial Information	21

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Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed- income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in the securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

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The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.15%.

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Within the period shown in the bar chart, the Fund’s highest quarterly return was 1.59% (quarter ended December 31, 2000). Its lowest quarterly return was 0.17% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns, for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	0.99%

5 Years	2.71%

10 Years	3.98%

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The Fund’s 7-Day Net Yield as of December 31, 2004 was 1.76%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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What are the Fund’s Fees and Expenses?

FEDERATED MASTER TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.24%
Total Annual Fund Operating Expenses	0.89%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. As a result of contractual obligations and voluntary waivers, the Adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
July 31, 2005:

Total Waivers of Fund Expenses (contractual and voluntary)	0.42%
Total Actual Annual Fund Operating Expenses (after waivers)	0.47%

2 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the Fund’s aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. Pursuant to the investment advisory contract, the Adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.25% for the fiscal year ended July 31, 2005. Shareholders must approve any change to the contractual waiver.

3 The shareholder services provider waived the shareholder services fee. The shareholder services provider can terminate this waiver at any time. The shareholder services fee paid by the Fund (after the waiver) was 0.00% for the fiscal year ended July 31, 2005.

4 The administrator waived a portion of its fee. The administrator can terminate this waiver at any time. Total other expenses paid by the Fund (after the waiver) were 0.22% for the fiscal year ended July 31, 2005.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Shares operating expenses as shown in the table, remain the same and are based upon the contractually imposed expense limitation of 0.45% plus interest, taxes, brokerage commissions, federal and state registration fees, withholding taxes, and extraordinary expenses. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$48

3 Years	$151

5 Years	$263

10 Years	$591

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What are the Fund’s Investment Strategies?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund’s investment adviser (Adviser) actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund’s investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio’s dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed-income securities in which the Fund may invest:

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may also take the form of commercial paper, notes or pass-through certificates.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

Investing in Securities of other Investment Companies

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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INVESTMENT RATINGS

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser’s credit assessment.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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INTEREST RATE RISK

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risks

A substantial portion of the Fund’s portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors such as banks, fiduciaries and custodians of public funds, or to individuals, directly or through investment professionals.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution’s agreement or materials describing this service.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

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If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 3:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern Time) on the NYSE, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


FREQUENT TRADING POLICIES

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

Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.


PORTFOLIO HOLDINGS INFORMATION


Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings and percentage breakdowns of the portfolio by credit quality, type of security and effective maturity range.


To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.


You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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

Who Manages the Fund?


The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund’s Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.


A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2005.


Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.


As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.


Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information for the year ended July 31, 2005 has been audited by Ernst & Young LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. For previous years, this information was audited by another independent registered public accounting firm.


Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31,	2005 [1]	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.007	0.011	0.022	0.054
Less Distributions:
Distributions from net investment income	(0.020)	(0.007)	(0.011)	(0.022)	(0.054)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.97%	0.71%	1.12%	2.23%	5.55%

Ratios to Average Net Assets:

Expenses	0.47%	0.46%	0.46%	0.46%	0.46%

Net investment income	1.91%	0.71%	1.15%	2.27%	5.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$114,763	$148,324	$180,849	$289,339	$389,906


1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.


2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


Federated Investors
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Cusip 60934N740


8010411A (9/05)


FEDERATED MASTER TRUST
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

 SEPTEMBER 30, 2005

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated Master Trust (Fund), dated
September 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS
                                                 How is the Fund Organized?..............................................2
                                                 -------------------------------------------------------------------------
                                                 Securities in Which the Fund Invests....................................2
                                                 -------------------------------------------------------------------------
                                                 How is the Fund Sold?...................................................9
                                                 -------------------------------------------------------------------------
                                                 Subaccounting Services.................................................13
                                                 -------------------------------------------------------------------------
                                                 Redemption in Kind.....................................................13
                                                 -------------------------------------------------------------------------
                                                 Massachusetts Partnership Law..........................................13
                                                 -------------------------------------------------------------------------
                                                 Account and Share Information..........................................14
                                                 -------------------------------------------------------------------------
                                                 Tax Information........................................................15
                                                 -------------------------------------------------------------------------
                                                 Who Manages and Provides Services to the Fund?.........................15
                                                 -------------------------------------------------------------------------
                                                 How Does the Fund Measure Performance?.................................31
                                                 -------------------------------------------------------------------------
                                                 Who is Federated Investors, Inc.?......................................33
                                                 -------------------------------------------------------------------------
                                                 Financial Information..................................................33
                                                 -------------------------------------------------------------------------
                                                 Investment Ratings.....................................................34
                                                 -------------------------------------------------------------------------
                                                 Addresses................................................................
                                                 -------------------------------------------------------------------------
                                                 Appendix.................................................................
                                                 -------------------------------------------------------------------------

         .........

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 30, 1975, was reorganized as a portfolio of the Trust on April 26, 1999.

The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds. Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, and Tennessee Valley
Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.
Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities may have prepayment risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools or mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.
  The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund of the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.
  For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country;

o                 the principal trading market for its securities is in another country; or

o    it (or its subsidiaries) derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other
investment companies including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the
Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees (the "Board"), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RATINGS
The highest rating category of a nationally recognized statistical rating organization (NRSRO) is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's
(S&P), Prime-1 by Moody's Investors Service (Moody's) or F-1 or F-1+ by
Fitch Ratings (Fitch) are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal.
Partial payments of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The Fund's fundamental investment objective is current income consistent with stability of principal.
  The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Money market instruments include, but are not limited to, U.S. Treasury Bills, all other marketable obligations issued or
guaranteed by the U.S. Government, its agencies or instrumentalities, instruments of banks and savings and loans which are members of the Federal
Deposit Insurance Corporation (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances), repurchase agreements, prime commercial paper, including variable amount demand master notes, and instruments secured by such obligations.

The Fund may purchase money market instruments, including bank instruments and commercial paper, which are not rated but are determined by the Board or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest.

The fundamental investment objective and policies may not be changed by the
Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies)
if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Purchases on Margin
The Fund will not purchase any securities on margin but it may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities.

Delayed Delivery Transactions
The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Selling Short
The Fund will not sell any securities short.

Investing in Commodities
The Fund will not invest in commodities, commodity contracts or real estate, except that the Fund may purchase money market instruments issued by companies, which invest in real estate or interests therein.

Underwriting
The Fund will not engage in underwriting of securities issued by others.

Lending
The Fund will not make loans to other persons; provided, however, that the purchase or holding of money market instruments, to include repurchase agreements and variable amount demand master notes, in accordance with the
Fund's investment objective and policies, shall not constitute the making of a loan.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, non-negotiable time deposits, and repurchase agreements that the Fund cannot dispose of within seven days.

Restricted Securities
The Fund may invest in securities subject to restriction on resale under the federal securities laws.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
  In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities.
To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.
  For purposes of the diversification of investments limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S.
branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be
"cash items."
  If a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Pershing, Jersey City, NJ, owned approximately 43,169,220 Shares (22.33%);
Bancmont, Great Falls, MT, owned approximately 15,761,151 Shares (8.15%);
BancTrust Company, Inc., Brewton, AL, owned approximately 12,832,536 Shares
(6.64%); Wells Fargo Bank, Minneapolis, MN, owned approximately 10,496,658
Shares (5.43%) and BancTrust Company, Inc., Brewton, AL owned approximately
9,918,084 Shares (5.13%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust
comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                  ----------------------
                                                                                                                            -----------------------------------

---------------------------------

              Name
           Birth Date                                                                                   Aggregate                   Total Compensation
             Address                       Principal Occupation(s) for Past Five Years,                Compensation                   From Trust and
    Positions Held with Trust           Other Directorships Held and Previous Position(s)               From Fund               [Insert Name] Fund Complex
       Date Service Began                                                                           (past fiscal year)             (past calendar year)
John F. Donahue*                    Principal Occupations: Chairman and Director or Trustee                 $0                              $0
Birth Date: July 28, 1924           of the Federated Fund Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE                Federated Investors, Inc.
Began serving: October 1988
                                    Previous Positions: Trustee, Federated Investment
                                    Management Company and Chairman and Director, Federated
                                    Investment Counseling.

J. Christopher Donahue*             Principal Occupations: Principal Executive Officer and                  $0                              $0
Birth Date: April 11, 1949          President of the Federated Fund Complex; Director or
PRESIDENT AND TRUSTEE               Trustee of some of the Funds in the Federated Fund
Began serving: April 1989           Complex; President, Chief Executive Officer and Director,
                                    Federated Investors, Inc.; Chairman and Trustee,
                                    Federated Investment Management Company; Trustee,
                                    Federated Investment Counseling; Chairman and Director,
                                    Federated Global Investment Management Corp.; Chairman,
                                    Federated Equity Management Company of Pennsylvania,
                                    Passport Research, Ltd. and Passport Research II, Ltd.;
                                    Trustee, Federated Shareholder Services Company;
                                    Director, Federated Services Company.

                                    Previous Positions: President, Federated Investment
                                    Counseling; President and Chief Executive Officer,
            Federated Investment Management Company, Federated Global
             Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*            Principal Occupations: Director or Trustee of the                    $124.10                         $148,500
Birth Date: October 11, 1932        Federated Fund Complex; Professor of Medicine, University
3471 Fifth Avenue                   of Pittsburgh; Medical Director, University of Pittsburgh
Suite 1111                          Medical Center Downtown; Hematologist, Oncologist and
Pittsburgh, PA                      Internist, University of Pittsburgh Medical Center.
TRUSTEE
Began serving: October 1988         Other Directorships Held: Member, National Board of
                                    Trustees, Leukemia Society of America.

                                    Previous Positions: Trustee, University of Pittsburgh;
                                    Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
---------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                  ----------------------

---------------------------------
                                                                                                                            -----------------------------------

              Name
           Birth Date                                                                                   Aggregate                   Total Compensation
             Address                       Principal Occupation(s) for Past Five Years,                Compensation                   From Trust and
    Positions Held with Trust           Other Directorships Held and Previous Position(s)               From Fund                 Federated Fund Complex
       Date Service Began                                                                           (past fiscal year)             (past calendar year)
Thomas G. Bigley                    Principal Occupation: Director or Trustee of the                     $136.47                         $163,350
Birth Date: February 3, 1934        Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                      Other Directorships Held: Director, Member of Executive
TRUSTEE                             Committee, Children's Hospital of Pittsburgh; Director,
Began serving: November 1994        University of Pittsburgh.

            Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.                 Principal Occupations: Director or Trustee of the                    $136.47                         $163,350
Birth Date: June 23, 1937           Federated Fund Complex; Chairman of the Board, Investment
Investment Properties Corporation   Properties Corporation; Partner or Trustee in private
3838 North Tamiami Trail            real estate ventures in Southwest Florida.
Suite 402
Naples, FL                          Previous Positions: President, Investment Properties
TRUSTEE                             Corporation; Senior Vice President, John R. Wood and
Began serving: August 1991          Associates, Inc., Realtors; President, Naples Property
                                    Management, Inc. and Northgate Village Development
                                    Corporation.

Nicholas P. Constantakis            Principal Occupation: Director or Trustee of the                     $136.47                         $163,350
Birth Date: September 3, 1939       Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                      Other Directorships Held: Director and Member of the
TRUSTEE                             Audit Committee, Michael Baker Corporation (engineering
Began serving: October 1999         and energy services worldwide).

                                    Previous Position: Partner, Anderson Worldwide SC.

John F. Cunningham                  Principal Occupation: Director or Trustee of the                     $124.10                         $148,500
Birth Date: March 5, 1943           Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                      Other Directorships Held: Chairman, President and Chief
TRUSTEE                             Executive Officer, Cunningham & Co., Inc. (strategic
Began serving: January 1999         business consulting); Trustee Associate, Boston College.

                                    Previous Positions: Director, Redgate Communications and
                                    EMC Corporation (computer storage systems); Chairman of
                                    the Board and Chief Executive Officer, Computer Consoles,
                                    Inc.; President and Chief Operating Officer, Wang
                                    Laboratories; Director, First National Bank of Boston;
                                    Director, Apollo Computer, Inc.

Peter E. Madden                     Principal Occupation: Director or Trustee of the                     $124.10                         $148,500
Birth Date: March 16, 1942          Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                  Other Directorships Held: Board of Overseers, Babson
Palm Beach, FL                      College.
TRUSTEE
Began serving: August  1991         Previous Positions: Representative, Commonwealth of
                                    Massachusetts General Court; President, State Street Bank
                                    and Trust Company and State Street Corporation (retired);
                                    Director, VISA USA and VISA International; Chairman and
                                    Director, Massachusetts Bankers Association; Director,
                                    Depository Trust Corporation; Director, The Boston Stock
                                    Exchange.

Charles F. Mansfield, Jr.           Principal Occupations: Director or Trustee of the                    $136.47                         $163,350
Birth Date: April 10, 1945          Federated Fund Complex; Management Consultant; Executive
80 South Road                       Vice President, DVC Group, Inc. (marketing,
Westhampton Beach, NY               communications and technology) (prior to 9/1/00).
TRUSTEE
Began serving: January 1999         Previous Positions: Chief Executive Officer, PBTC
                                    International Bank; Partner, Arthur Young & Company
                                    (now Ernst & Young LLP); Chief Financial Officer of
                                    Retail Banking Sector, Chase Manhattan Bank; Senior Vice
                                    President, HSBC Bank USA (formerly, Marine Midland Bank);
                                    Vice President, Citibank; Assistant Professor of Banking
                                    and Finance, Frank G. Zarb School of Business, Hofstra
                                    University.

John E. Murray, Jr., J.D., S.J.D.   Principal Occupations: Director or Trustee of the                    $148.90                         $178,200
Birth Date: December 20, 1932       Federated Fund Complex; Chancellor and Law Professor,
Chancellor, Duquesne University     Duquesne University; Partner, Murray, Hogue & Lannis.
Pittsburgh, PA
TRUSTEE                             Other Directorships Held: Director, Michael Baker Corp.
Began serving: February 1995        (engineering, construction, operations and technical
                                    services).

            Previous Positions: President, Duquesne University; Dean
            and Professor of Law, University of Pittsburgh School of
                                    Law; Dean and Professor of Law, Villanova University
                                    School of Law.

Marjorie P. Smuts                   Principal Occupations:  Director or Trustee of the                   $124.10                         $148,500
Birth Date: June 21, 1935           Federated Fund Complex; Public Relations/Marketing
4905 Bayard Street                  Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                             Previous Positions: National Spokesperson, Aluminum
Began serving: October  1988        Company of America; television producer; President, Marj
                                    Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh                       Principal Occupations:  Director or Trustee of the                   $124.10                         $148,500
Birth Date: November 28, 1957       Federated Fund Complex; President and Director, Heat
2604 William Drive                  Wagon, Inc. (manufacturer of construction temporary
Valparaiso, IN                      heaters); President and Director, Manufacturers Products,
TRUSTEE                             Inc. (distributor of portable construction heaters);
Began serving: January 1999         President, Portable Heater Parts, a division of
                                    Manufacturers Products, Inc.

           Previous Position: Vice President, Walsh & Kelly, Inc.

---------------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

                        Name
                     Birth Date
                      Address
             Positions Held with Trust
----------------------------------------------------                     Principal Occupation(s) and Previous Position(s)
                 Date Service Began
John W. McGonigle                                   Principal Occupations: Executive Vice President and Secretary of the Federated Fund
Birth Date: October 26, 1938                        Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: October 1988                         Previous Positions: Trustee, Federated Investment Management Company and Federated
                                                    Investment Counseling; Director, Federated Global Investment Management Corp., Federated
                                                    Services Company and Federated Securities Corp.

Richard J. Thomas                                   Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund
Birth Date: June 17, 1954                           Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998                        Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher                                   Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Birth Date: May 17, 1923                            Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated
VICE PRESIDENT                                      Securities Corp.
Began serving: October 1988
                                                    Previous Positions: President and Director or Trustee of some of the Funds in the
                                                    Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director
                                                    and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959                      Principal Occupations:  Deborah A. Cunningham  was named Chief Investment Officer of money
CHIEF INVESTMENT OFFICER                            market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio
Began serving: May 2004                             Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a
                                                    Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris
                                                    College.

Mary Jo Ochson                                      Principal Occupations:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt
Birth Date: September 12, 1953                      fixed income products in 2004 and is  a Vice President of the Trust. She joined Federated
CHIEF INVESTMENT OFFICER AND VICE PRESIDENT         in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's
Began serving: November 1998                        Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A.
                                                    in Finance from the University of Pittsburgh.

Susan R. Hill                                       Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice
Birth Date: June 20, 1963                           President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio
VICE PRESIDENT                                      Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill
Began serving: May 2004                             was a Portfolio Manager from 1994 until 2003, and served as a Vice President of the Fund's
                                                    Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from
                                                    1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in
                                                    Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak                                   Jeff A. Kozemchak is Vice President of the Trust.  Mr. Kozemchak joined Federated in 1987
Birth Date: January 15, 1960                        and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the
VICE PRESIDENT                                      Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of
Began serving: May 2004                             the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and
                                                    received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

** Officers do not receive any compensation from the Fund.
---------------------------------------------------------------------------------------------------------------------------------------


COMMITTEES OF THE BOARD
                                                                                                                              Meetings Held
   Board                  Committee                                                                                            During Last
 Committee                 Members                                       Committee Functions                                   Fiscal Year
Executive      John F. Donahue                  In between meetings of the full Board, the Executive Committee                    Seven
               John E. Murray, Jr., J.D.,       generally may exercise all the powers of the full Board in the
               S.J.D.                           management and direction of the business and conduct of the affairs of the Trust in such manner as
                                                the Executive Committee shall
                                                deem to be in the best interests
                                                of the Trust. However, the
                                                Executive Committee cannot elect
                                                or remove Board members,
                                                increase or decrease the number
                                                of Trustees, elect or remove any
                                                Officer, declare dividends,
                                                issue shares or recommend to
                                                shareholders any action
                                                requiring shareholder approval.

Audit          Thomas G. Bigley                 The purposes of the Audit Committee are to oversee the accounting and              Nine
               John T. Conroy, Jr.              financial reporting process of the Fund, the Fund`s internal control
               Nicholas P. Constantakis         over financial reporting, and the quality, integrity and independent
               Charles F. Mansfield, Jr.        audit of the Fund`s financial statements.  The Committee also oversees or assists the Board
                                                with the oversight of compliance
                                                with legal requirements relating
                                                to those matters, approves the
                                                engagement and reviews the
                                                qualifications, independence and
                                                performance of the Fund`s
                                                independent registered public
                                                accounting firm, acts as a
                                                liaison between the independent
                                                registered public accounting
                                                firm and the Board and reviews
                                                the Fund`s internal audit
                                                function.

Nominating     Thomas G. Bigley                 The Nominating Committee, whose members consist of all Independent                 Two
               John T. Conroy, Jr.              Trustees, selects and nominates persons for election to the Fund`s
               Nicholas P. Constantakis         Board when vacancies occur. The Committee will consider candidates
               John F. Cunningham               recommended by shareholders, Independent Trustees, officers or
               Peter E. Madden                  employees of any of the Fund`s agents or service providers and
               Charles F. Mansfield, Jr.        counsel to the Fund. Any shareholder who desires to have an
               John E. Murray, Jr.              individual considered for nomination by the Committee must submit a
               Marjorie P. Smuts                recommendation in writing to the Secretary of the Fund, at the Fund's
               John S. Walsh                    address appearing on the back cover of this Statement of Additional
                                                Information. The recommendation
                                                should include the name and
                                                address of both the shareholder
                                                and the candidate and detailed
                                                information concerning the
                                                candidate's qualifications and
                                                experience. In identifying and
                                                evaluating candidates for
                                                consideration, the Committee
                                                shall consider such factors as
                                                it deems appropriate. Those
                                                factors will ordinarily include:
                                                integrity, intelligence,
                                                collegiality, judgment,
                                                diversity, skill, business and
                                                other experience, qualification
                                                as an "Independent Trustee" the
                                                existence of material
                                                relationships which may create
                                                the appearance of a lack of
                                                independence, financial or
                                                accounting knowledge and
                                                experience, and dedication and
                                                willingness to devote the time
                                                and attention necessary to
                                                fulfill Board responsibilities.

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31,
2004
                                                                                                         Aggregate
                                                                                                      Dollar Range of
                                                  Dollar Range of                                     Shares Owned in
Interested                                          Shares Owned                                    Federated Family of
Board Member Name                                     in Fund                                       Investment Companies
John F. Donahue                                         None                                           Over $100,000
J. Christopher Donahue                                  None                                           Over $100,000
Lawrence D. Ellis, M.D.                                 None                                           Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                        None                                           Over $100,000
John T. Conroy, Jr.                                     None                                           Over $100,000
Nicholas P. Constantakis                                None                                           Over $100,000
John F. Cunningham                                      None                                           Over $100,000
Peter E. Madden                                         None                                           Over $100,000
Charles F. Mansfield, Jr.                               None                         Over $100,000
John E. Murray, Jr., J.D., S.J.D.                       None                                           Over $100,000
Marjorie P. Smuts                                       None                                           Over $100,000
John S. Walsh                                           None                                           Over $100,000

INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above .45% of its average daily net assets.
The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings and percentage breakdowns of the portfolio by credit quality, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                 Average Aggregate Daily
         Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of
                1% on the first $5 billion 0.125 of 1% on the next $5 billion
                0.100 of 1% on the next $10 billion 0.075 of 1% on assets over
                $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
---------------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

---------------------------------------                       2005                            2004             ------------------------
For  the Year Ended July 31                                                                                              2003
Advisory Fee Earned                                         $520,350                        $669,404                   $922,248
Advisory Fee Reduction                                      196,648                          293,916                   333,847
Administrative Fee                                          126,302                          127,662                   173,383
Shareholder Services Fee                                       _                                _                         _
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

 The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and
ten-year periods ended July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                      7-Day Period             1 Year              5 Years                 10 Years
Total Return                              N/A                   1.97%               2.30%                   3.78%
Yield                                    2.90%                   N/A                 N/A                     N/A
Effective Yield                          2.94%                   N/A                 N/A                     N/A

---------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?


Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended
July 31, 2005 are incorporated herein by reference to the Annual Report to
Shareholders of Federated Master Trust dated July 31, 2005.

INVESTMENT RATINGS


STANDARD & POOR'S (S& P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S)  SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

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FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

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FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

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FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"High" or "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

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A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

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ADDRESSES

FEDERATED MASTER TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
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Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

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APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Not Applicable

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
Not Applicable

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

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Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 10

How to Purchase Shares 11

How to Redeem and Exchange Shares 14

Account and Share Information 18

Who Manages the Fund? 20

Legal Proceedings 21

Financial Information 22

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1. 28%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.65% (quarter ended December 31, 2000). Its lowest quarterly return was 0. 23% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	1. 25%
5 Years	 2. 92%
10 Years	4. 21%
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The Fund's Institutional Shares 7-Day Net Yield as of December 31, 2004 was 2. 03%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

PRIME OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.20%
Distribution (12b-1) Fee	None
Shareholder Services Fee [3]	0.25%
Other Expenses [4]	0.09%
Total Annual Fund Operating Expenses	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.
Total Waivers of Fund Expenses	0.34%
Total Actual Annual Fund Operating Expenses (after waivers)	0.20%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.12% for the fiscal year ended July 31, 2005.
3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 2005.
4 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.08%, for the fiscal year ended July 31, 2005.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Funds' Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Funds' Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 55
3 Years	$ 173
5 Years	$ 302
10 Years	$ 677

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund's investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund's investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio's dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell.

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The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

INDUSTRY CONCENTRATION

The Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreement and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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INVESTMENT RATINGS

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISK

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISK

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

What Do Shares Cost?

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You can purchase, exchange or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share.

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The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time ) each day the NYSE is open; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

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The required minimum initial investment for Fund Shares is $ 500,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $ 500,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Trust Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through investment professionals.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Funds and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered ; and
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  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions

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Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
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LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

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  to allow your purchase by check to clear;
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  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings;
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  during any period when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted due to market-wide events; or
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  during any period which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.
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You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's website at FederatedInvestors.com ..

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings and percentage breakdowns of the portfolio by credit quality, type of security and effective maturity range.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2005.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ( Funds ) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003		2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.010	0.014		0.023	0.056
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.022	0.010	0.014		0.023	0.056
Less Distributions:
Distributions from net investment income	(0.022)	(0.010)	(0.014)		(0.023)	(0.056)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	2.24%	0.97%	1.36%		2.32%	5.74%

Ratios to Average Net Assets:
Expenses	0.20%	0.20%	0.20%		0.20%	0.20%
Net investment income	2.19%	0.96%	1.34%		2.21%	5.32%
Expense waiver/reimbursement [3]	0.34%	0.34%	0.34%		0.34%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,600,659	$16,519,436	$20,110,135		$20,707,206	$13,560,153

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section , Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

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G01352-01 (9/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

PRIME OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

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SEPTEMBER 30, 2005

INSTITUTIONAL SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Prime Obligations Fund (Fund)
Institutional Shares (Shares), dated September 30, 2005.

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This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS

                                                 How is the Fund Organized?..............................................1
                                                 -------------------------------------------------------------------------
                                                 Securities in Which the Fund Invests....................................1
                                                 -------------------------------------------------------------------------
                                                 What Do Shares Cost?....................................................7
                                                 -------------------------------------------------------------------------
                                                 How is the Fund Sold?...................................................7
                                                 -------------------------------------------------------------------------
                                                 Subaccounting Services..................................................8
                                                 -------------------------------------------------------------------------
                                                 Massachusetts Partnership Law...........................................9
                                                 -------------------------------------------------------------------------
                                                 Account and Share Information...........................................9
                                                 -------------------------------------------------------------------------
                                                 Tax Information........................................................10
                                                 -------------------------------------------------------------------------
                                                 Who Manages and Provides Services to the Fund?.........................10
                                                 -------------------------------------------------------------------------
                                                 How Does the Fund Measure Performance?.................................19
                                                 -------------------------------------------------------------------------
                                                 Who is Federated Investors, Inc.?......................................20
                                                 -------------------------------------------------------------------------
                                                 Financial Information..................................................21
                                                 -------------------------------------------------------------------------
                                                 Investment Ratings.....................................................21
                                                 -------------------------------------------------------------------------
                                                 Addresses................................................................
                                                 -------------------------------------------------------------------------
                                                 Appendix.................................................................
                                                 -------------------------------------------------------------------------

HOW IS THE FUND ORGANIZED?

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The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Prime Fund was established as a portfolio of the Trust on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Trust
Shares (Shares). This SAI relates to Institutional Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Asset-Backed Securities
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Mortgage-Backed Securities
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities an other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.
  The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.
  For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country;

o                 the principal trading market for its securities is in another country; or

o    it (or its subsidiaries) derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  The Fund has no present intention to engage in securities lending.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Funds and incur additional expenses. Therefore, any such investment by a Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

INVESTMENT RATINGS
The ratings categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated A-1+ or A-1 by Standard & Poor's
(S&P), Prime-1 by Moody's Investors Service (Moody's), or F-1+ or F-1 by
Fitch Ratings (Fitch) are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Call Risks
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Restricted Securities
The Fund may invest in securities subject to restriction on resale under the federal securities laws. For purposes of the commodities limitation, the Fund does not consider financial futures contracts to be commodities. For purposes of the concentration limitation, investments in certain industrial development bonds funded by activities in
a single industry will be deemed to constitute investment in an industry. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and
(c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. The
Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.
  For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Institutional Shares: Hare & Co., East Syracuse, NY, owned approximately 2,292,749,114 Shares (13.21%); Computershare
Trust Co. of NY, New York, NY, owned approximately 1,866,174,752 Shares (10.75%);

Institutional Service Shares: Newbridge & Co., Lakehurst, NJ, owned approximately 583,329,201 Shares (11.31%);
Wilmington Trust Company, Wilmington, DE, owned approximately 406,626,755 Shares (7.89%); LABA & Co., Chicago, IL, owned approximately 258,324,488 Shares (5.01%);

Trust Shares: The Bank of Tampa, Tampa, FL, owned approximately 19,256,967
Shares (59.97%); Reliance Financial Services, NA, Defiance, OH, owned approximately 6,611,637 Shares (20.45%); Community Trust & Investment Co.,
Noblesville, IN, owned approximately 4,524,628 Shares (14.00%);

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

The Bank of Tampa is organized in the State of Florida and is a subsidiary of
Tampa Banking Company, organized in the State of Florida.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.



INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                            -------------------

---------------------------------
                                                                                                                   ----------------------------------

              Name
           Birth Date                                                                            Aggregate                 Total Compensation
             Address                     Principal Occupation(s) for Past Five Years,          Compensation                  From Trust and
    Positions Held with Trust         Other Directorships Held and Previous Position(s)          From Fund               Federated Fund Complex
       Date Service Began                                                                   (past fiscal year)            (past calendar year)
John F. Donahue*                      Principal Occupations: Chairman and Director or               $0                             $0
Birth Date: July 28, 1924             Trustee of the Federated Fund Complex; Chairman
CHAIRMAN AND TRUSTEE                  and Director, Federated Investors, Inc.
Began serving: October 1988
                Previous Positions: Trustee, Federated Investment
                  Management Company and Chairman and Director,
                                      Federated Investment Counseling.

J. Christopher Donahue*               Principal Occupations: Principal Executive                    $0                             $0
Birth Date: April 11, 1949            Officer and President of the Federated Fund
PRESIDENT AND TRUSTEE                 Complex; Director or Trustee of some of the Funds
Began serving: April 1989             in the Federated Fund Complex; President, Chief
                                      Executive Officer and Director, Federated
                                      Investors, Inc.; Chairman and Trustee, Federated
                                      Investment Management Company; Trustee, Federated
                                      Investment Counseling; Chairman and Director,
                                      Federated Global Investment Management Corp.;
                                      Chairman, Federated Equity Management Company of
                                      Pennsylvania, Passport Research, Ltd. and
                                      Passport Research II, Ltd.; Trustee, Federated
                                      Shareholder Services Company; Director, Federated
                                      Services Company.

                                      Previous Positions: President, Federated
                                      Investment Counseling; President and Chief
                                      Executive Officer, Federated Investment
                 Management Company, Federated Global Investment
                  Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*              Principal Occupations: Director or Trustee of the         $14,732.71                      $148,500
Birth Date: October 11, 1932          Federated Fund Complex; Professor of Medicine,
3471 Fifth Avenue                     University of Pittsburgh; Medical Director,
Suite 1111                            University of Pittsburgh Medical Center Downtown;
Pittsburgh, PA                        Hematologist, Oncologist and Internist,
TRUSTEE                               University of Pittsburgh Medical Center.
Began serving: October 1988
                Other Directorships Held: Member, National Board
                                      of Trustees, Leukemia Society of America.

                                      Previous Positions: Trustee, University of
                 Pittsburgh; Director, University of Pittsburgh
                                      Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                          -----------------------------

-------------------------------
                                                                                                                       ------------------------------
                                                                                       ---
                                 ------------------------------------------------------
             Name              --                                                                                            Total Compensation
          Birth Date                                                                              Aggregate                    From Trust and
            Address                                                                              Compensation              Federated Fund Complex
   Positions Held with Trust          Principal Occupation(s) for Past Five Years,                From Fund                 (past calendar year)
      Date Service Began           Other Directorships Held and Previous Position(s)          (past fiscal year)
Thomas G. Bigley                 Principal Occupation: Director or Trustee of the                 $16,206.25                      $163,350
Birth Date: February 3, 1934     Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                   Other Directorships Held: Director, Member of
TRUSTEE                          Executive Committee, Children's Hospital of
Began serving: November 1994     Pittsburgh; Director, University of Pittsburgh.

                                 Previous Position: Senior Partner, Ernst & Young
                                 LLP.

John T. Conroy, Jr.              Principal Occupations: Director or Trustee of the                $16,206.25                      $163,350
Birth Date: June 23, 1937        Federated Fund Complex; Chairman of the Board,
Investment Properties            Investment Properties Corporation; Partner or Trustee
Corporation                      in private real estate ventures in Southwest Florida.
3838 North Tamiami Trail
Suite 402                        Previous Positions: President, Investment Properties
Naples, FL                       Corporation; Senior Vice President, John R. Wood and
TRUSTEE                          Associates, Inc., Realtors; President, Naples
Began serving: August 1991       Property Management, Inc. and Northgate Village
                                 Development Corporation.

Nicholas P. Constantakis         Principal Occupation: Director or Trustee of the                 $16,206.25                      $163,350
Birth Date: September 3, 1939    Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                   Other Directorships Held: Director and Member of the
TRUSTEE                          Audit Committee, Michael Baker Corporation
Began serving: October 1999      (engineering and energy services worldwide).

                                 Previous Position: Partner, Anderson Worldwide SC.

John F. Cunningham               Principal Occupation: Director or Trustee of the                 $14,732.71                      $148,500
Birth Date: March 5, 1943        Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                   Other Directorships Held: Chairman, President and
TRUSTEE                          Chief Executive Officer, Cunningham & Co., Inc.
Began serving: January 1999      (strategic business consulting); Trustee Associate,
                                 Boston College.

                                 Previous Positions: Director, Redgate Communications
                                 and EMC Corporation (computer storage systems);
                                 Chairman of the Board and Chief Executive Officer,
                                 Computer Consoles, Inc.; President and Chief
                                 Operating Officer, Wang Laboratories; Director, First
                                 National Bank of Boston; Director, Apollo Computer,
                                 Inc.

Peter E. Madden                  Principal Occupation: Director or Trustee of the                 $14,732.71                      $148,500
Birth Date: March 16, 1942       Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way               Other Directorships Held: Board of Overseers, Babson
Palm Beach, FL                   College.
TRUSTEE
Began serving: August 1991       Previous Positions: Representative, Commonwealth of
                                 Massachusetts General Court; President, State Street
                                 Bank and Trust Company and State Street Corporation
                                 (retired); Director, VISA USA and VISA International;
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation;
                                 Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.        Principal Occupations: Director or Trustee of the                $16,206.25                      $163,350
Birth Date: April 10, 1945       Federated Fund Complex; Management Consultant;
80 South Road                    Executive Vice President, DVC Group, Inc. (marketing,
Westhampton Beach, NY            communications and technology) (prior to 9/1/00).
TRUSTEE
Began serving: January 1999      Previous Positions: Chief Executive Officer, PBTC
                                 International Bank; Partner, Arthur Young &
                                 Company (now Ernst & Young LLP); Chief Financial
                                 Officer of Retail Banking Sector, Chase Manhattan
                                 Bank; Senior Vice President, HSBC Bank USA (formerly,
                                 Marine Midland Bank); Vice President, Citibank;
                                 Assistant Professor of Banking and Finance, Frank G.
                                 Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,       Principal Occupations: Director or Trustee of the                $17,679.36                      $178,200
S.J.D.                           Federated Fund Complex; Chancellor and Law Professor,
Birth Date: December 20, 1932    Duquesne University; Partner, Murray, Hogue &
Chancellor, Duquesne University  Lannis.
Pittsburgh, PA
TRUSTEE                          Other Directorships Held: Director, Michael Baker
Began serving: February 1995     Corp. (engineering, construction, operations and
                                 technical services).

                                 Previous Positions: President, Duquesne University;
                                 Dean and Professor of Law, University of Pittsburgh
                                 School of Law; Dean and Professor of Law, Villanova
                                 University School of Law.

Marjorie P. Smuts                Principal Occupations:  Director or Trustee of the               $14,732.71                      $148,500
Birth Date: June 21, 1935        Federated Fund Complex; Public Relations/Marketing
4905 Bayard Street               Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                          Previous Positions: National Spokesperson, Aluminum
Began serving: October 1988      Company of America; television producer; President,
                                 Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh                    Principal Occupations:  Director or Trustee of the               $14,732.71                      $148,500
Birth Date: November 28, 1957    Federated Fund Complex; President and Director, Heat
2604 William Drive               Wagon, Inc. (manufacturer of construction temporary
Valparaiso, IN                   heaters); President and Director, Manufacturers
TRUSTEE                          Products, Inc. (distributor of portable construction
Began serving: January 1999      heaters); President, Portable Heater Parts, a
                                 division of Manufacturers Products, Inc.

              Previous Position: Vice President, Walsh & Kelly,
                                 Inc.

OFFICERS**
------------------------------------------------------------------------------------------------------------------------------

                        Name
                     Birth Date
                      Address
             Positions Held with Trust
----------------------------------------------------                        Principal Occupation(s) and Previous Position(s)
                 Date Service Began
John W. McGonigle                                   Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex;
Birth Date: October 26, 1938                        Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: October 1988                         Previous Positions: Trustee, Federated Investment Management Company and Federated Investment
                                                    Counseling; Director, Federated Global Investment Management Corp., Federated Services Company
                                                    and Federated Securities Corp.

Richard J. Thomas                                   Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex;
Birth Date: June 17, 1954                           Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998                        Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher                                   Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated
Birth Date: May 17, 1923                            Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
VICE PRESIDENT
Began serving: October 1988                         Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund
                                                    Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive
                                                    Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959                      Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July
CHIEF INVESTMENT OFFICER                            1991.  Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She
Began serving: May 2004                             joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of
                                                    the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her
                                                    M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson                                      Principal Occupations:   Ms. Ochson was named Chief Investment Officer of tax-exempt fixed
Birth Date: September 12, 1953                      income products in 2004 and is  a Vice President of the Trust She joined Federated in 1982 and
CHIEF INVESTMENT OFFICER AND VICE PRESIDENT         has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since
Began serving: May 2004                             1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the
                            University of Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Susan R. Hill                                       Principal Occupations:  Susan R. Hill has been the Fund's Portfolio Manager since January 1994.
Birth Date: June 20, 1963                           She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior
VICE PRESIDENT                                      Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms.
Began serving: May 2004                             Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's
                                                    Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial
                                                    Administration from Carnegie Mellon University.
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Jeff A. Kozemchak                                   Jeff A. Kozemchak is Vice President of the Trust.   Mr. Kozemchak joined Federated in 1987 and
Birth Date: January 15, 1960                        has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser
VICE PRESIDENT                                      since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser
Began serving: May 2004                             from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in
                                                    Industrial Administration from Carnegie Mellon University in 1987.
------------------------------------------------------------------------------------------------------------------------------------------------------
** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                                                Meetings Held
Board Committee              Committee                                                                                           During Last
                              Members                                      Committee Functions                                   Fiscal Year
Executive           John F. Donahue                 In between meetings of the full Board, the Executive Committee                   Six
                    John E. Murray, Jr., J.D.,      generally may exercise all the powers of the full Board in the
                    S.J.D.                          management and direction of the business and conduct of the affairs of the Trust in such
                                                    manner as the Executive
                                                    Committee shall deem to be
                                                    in the best interests of the
                                                    Trust. However, the
                                                    Executive Committee cannot
                                                    elect or remove Board
                                                    members, increase or
                                                    decrease the number of
                                                    Trustees, elect or remove
                                                    any Officer, declare
                                                    dividends, issue shares or
                                                    recommend to shareholders
                                                    any action requiring
                                                    shareholder approval.

Audit               Thomas G. Bigley                The purposes of the Audit Committee are to oversee the accounting                Nine
                    John T. Conroy, Jr.             and financial reporting process of the Fund, the Fund`s internal
                    Nicholas P. Constantakis        control over financial reporting, and the quality, integrity and
                    Charles F. Mansfield, Jr.       independent audit of the Fund`s financial statements.  The
                                                    Committee also oversees or
                                                    assists the Board with the
                                                    oversight of compliance with
                                                    legal requirements relating
                                                    to those matters, approves
                                                    the engagement and reviews
                                                    the qualifications,
                                                    independence and performance
                                                    of the Fund`s independent
                                                    registered public accounting
                                                    firm, acts as a liaison
                                                    between the independent
                                                    registered public accounting
                                                    firm and the Board and
                                                    reviews the Fund`s internal
                                                    audit function.

Nominating          Thomas G. Bigley                The Nominating Committee, whose members consist of all                           One
                    John T. Conroy, Jr.             Independent Trustees, selects and nominates persons for election
                    Nicholas P. Constantakis        to the Fund`s Board when vacancies occur. The Committee will
                    John F. Cunningham              consider candidates recommended by shareholders, Independent
                    Peter E. Madden                 Trustees, officers or employees of any of the Fund`s agents or
                    Charles F. Mansfield, Jr.       service providers and counsel to the Fund. Any shareholder who
                    John E. Murray, Jr.             desires to have an individual considered for nomination by the
                    Marjorie P. Smuts               Committee must submit a recommendation in writing to the
                    John S. Walsh                   Secretary of the Fund, at the Fund's address appearing on the back cover of this Statement
                                                    of Additional Information.
                                                    The recommendation should
                                                    include the name and address
                                                    of both the shareholder and
                                                    the candidate and detailed
                                                    information concerning the
                                                    candidate's qualifications
                                                    and experience. In
                                                    identifying and evaluating
                                                    candidates for
                                                    consideration, the Committee
                                                    shall consider such factors
                                                    as it deems appropriate.
                                                    Those factors will
                                                    ordinarily include:
                                                    integrity, intelligence,
                                                    collegiality, judgment,
                                                    diversity, skill, business
                                                    and other experience,
                                                    qualification as an
                                                    "Independent Trustee," the
                                                    existence of material
                                                    relationships which may
                                                    create the appearance of a
                                                    lack of independence,
                                                    financial or accounting
                                                    knowledge and experience,
                                                    and dedication and
                                                    willingness to devote the
                                                    time and attention necessary
                                                    to fulfill Board
                                                    responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggregate
                                                                                            Dollar Range of
                                                 Dollar Range of                            Shares Owned in
             Interested                            Shares Owned                           Federated Family of
          Board Member Name                          in Fund                              Investment Companies
John F. Donahue                                   Over $100,000                              Over $100,000
J. Christopher Donahue                                 None                                  Over $100,000
Lawrence D. Ellis, M.D.                                None                                  Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                       None                                  Over $100,000
John T. Conroy, Jr.                                    None                                  Over $100,000
Nicholas P. Constantakis                           $1 - $10,000                              Over $100,000
John F. Cunningham                                 $1 - $10,000                              Over $100,000
Peter E. Madden                                        None                                  Over $100,000
Charles F. Mansfield, Jr.                              None                                  Over $100,000
John E. Murray, Jr., J.D., S.J.D.                      None                                  Over $100,000
Marjorie P. Smuts                                      None                                  Over $100,000
John S. Walsh                                          None                                  Over $100,000

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.



PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings and percentage breakdowns of the portfolio by credit quality, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and to commodities exchange clearing corporations in connection with qualifying the Fund's Shares for use as margin collateral. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.
A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this
SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

On July 31, 2005, the Fund owned securities of the following regular broker/dealers:
CitiBank N.A.                       $235,000,000
------------------------------------------------------------------------------------------------------------------------------
CitiGroup Global Markets            397,400,000
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.             754,006,298
------------------------------------------------------------------------------------------------------------------------------
IXIS Financial Products             930,000,000
------------------------------------------------------------------------------------------------------------------------------
Societe Generale                    379,000,000
------------------------------------------------------------------------------------------------------------------------------
Chase Bank U.S.A.                   190,000,000
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                      780,676,508
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.             225,000,000
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group                 80,000,000
------------------------------------------------------------------------------------------------------------------------------


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                         Average Aggregate Daily
           Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of
                   1% on the first $5 billion 0.125 of 1% on the next $5 billion
                   0.100 of 1% on the next $10 billion 0.075 of 1% on assets
                   over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte &
Touche LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
      For the Year Ended July 31                              2005                             2004                          2003
          Advisory Fee Earned                              $37,734,011                      $48,568,229                  $55,719,778
        Advisory Fee Reduction                             15,483,159                       20,132,403                    23,340,441
          Administrative Fee                               14,376,658                       18,441,676                    20,950,637
       Shareholder Services Fee:
           Institutional Shares                                 0                               --                            --
Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.
------------------------------------------------------------------------------------------------------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                                                                                   -----------------------
                                       7-Day Period             1 Year             5 Years
                                                                                                          10 Years
Institutional Shares:
Total Return                               N/A                   2.24%              2.51%                   4.01%
Yield                                     3.20%                   N/A                N/A                     N/A
Effective Yield                           3.25%                   N/A                N/A                     N/A

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet's Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?


Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended July 31, 2005, are incorporated herein by reference to the Annual Report to Shareholders of
Prime Obligations Fund dated July 31, 2005.


INVESTMENT RATINGS

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"High" or "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

PRIME OBLIGATIONS FUND

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thompson Financial

OTHER
Investment Company Institute


Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS


September 30, 2005


INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6

How is the Fund Sold? 6

How to Purchase Shares 7

How to Redeem and Exchange Shares 9

Account and Share Information 13

Who Manages the Fund? 14

Legal Proceedings 15

Financial Information 16

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted maturity of 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table


Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.


The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1. 22%.


Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.60% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended June 30,2004).


Average Annual Total Return Table


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.


Calendar Period	Fund
1 Year	1. 14%
5 Years	 2. 75%
10 Years	4. 06%

The Fund's Institutional Shares 7- Day Net Yield as of December 31, 2004 was 1. 84%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TREASURY OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.20%
Distribution (12b-1) Fee	None
Shareholder Services Fee [3]	0.25%
Other Expenses [4]	0.09%
Total Annual Fund Operating Expenses	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.
Total Waivers of Fund Expenses	0.34%
Total Actual Annual Fund Operating Expenses (after waivers)	0.20%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.12% for the fiscal year ended July 31, 2005.
3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 2005.
4 The administrator voluntarily waived a portion of its fees. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.08%, for the fiscal year ended July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$55
3 Years	$173
5 Years	$302
10 Years	$677

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The portfolio of the Fund will have a dollar- weighted maturity of 90 days or less.

The investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury investments.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time. Treasury securities are generally regarded as having the lowest credit risks.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share.

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The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

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The required minimum initial investment for Fund Shares is $ 500,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $ 500,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers four Share classes: Institutional Shares, Institutional Service Shares, Institutional Capital Shares, and Trust Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors, or to individuals, directly or through investment professionals.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. (Eastern time ), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

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  to allow your purchase by check to clear;
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  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings;
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  during any period when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted due to market-wide events; or
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  during any period which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.
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You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's website at FederatedInvestors.com ..

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at F ederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003		2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.009	0.013		0.020	0.053
Net realized and unrealized gain (loss) on investments	--	--	0.000	[1]	0.001	--
TOTAL FROM INVESTMENT OPERATIONS	0.021	0.009	0.013		0.021	0.053
Less Distributions:
Distributions from net investment income	(0.021)	(0.009)	(0.013)		(0.020)	(0.053)
Distributions from net realized gain on investments	--	--	(0.000	) [1]	(0.001)	--
TOTAL DISTRIBUTIONS	(0.021)	(0.009)	(0.013)		(0.021)	(0.053)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	2.12%	0.86%	1.27%		2.17%	5.47%

Ratios to Average Net Assets:
Expenses	0.20%	0.20%	0.20%		0.20%	0.20%
Net investment income	2.12%	0.85%	1.25%		2.04%	5.36%
Expense waiver/reimbursement [3]	0.34%	0.34%	0.34%		0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,733,139	$5,558,392	$5,085,604		$7,484,039	$6,009,592
1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Treasury Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N500


9110208A-IS (9/ 05)


Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

TREASURY OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 30, 2005

INSTITUTIONAL SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for the Institutional Shares of Treasury
Obligations Fund (Fund), dated September 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


                                                                 CONTENTS

                                                 How is the Fund Organized?..............................................1
                                                 -------------------------------------------------------------------------
                                                 Securities in Which the Fund Invests....................................1
                                                 -------------------------------------------------------------------------
                                                 What Do Shares Cost?....................................................4
                                                 -------------------------------------------------------------------------
                                                 How is the Fund Sold?...................................................4
                                                 -------------------------------------------------------------------------
                                                 Subaccounting Services..................................................5
                                                 -------------------------------------------------------------------------
                                                 Redemption in Kind......................................................5
                                                 -------------------------------------------------------------------------
                                                 Massachusetts Partnership Law...........................................6
                                                 -------------------------------------------------------------------------
                                                 Account and Share Information...........................................6
                                                 -------------------------------------------------------------------------
                                                 Tax Information.........................................................6
                                                 -------------------------------------------------------------------------
                                                 Who Manages and Provides Services to the Fund?..........................7
                                                 -------------------------------------------------------------------------
                                                 How Does the Fund Measure Performance?.................................15
                                                 -------------------------------------------------------------------------
                                                 Who is Federated Investors, Inc.?......................................16
                                                 -------------------------------------------------------------------------
                                                 Financial Information..................................................17
                                                 -------------------------------------------------------------------------
                                                 Addresses................................................................
                                                 -------------------------------------------------------------------------
                                                 Appendix.................................................................
                                                 -------------------------------------------------------------------------

HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Treasury Fund was established as a portfolio of the Trust on October 3, 1988.
The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established four classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares,
Institutional Capital Shares and Trust Shares (Shares). This SAI relates only to
Institutional Shares. The Fund's investment adviser is Federated Investment
Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests:
TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.
ZERO COUPON SECURITIES
Certain Treasury securities in which the Fund invests may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest
(referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain Treasury securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective may not be changed by the
Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.
  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by the U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of the Fund's outstanding Shares:

Treasury Fund (Institutional Capital Shares): Manufacturers & Traders Trust
Company, Buffalo, NY, owned approximately 228,857,195 Shares (38.43%); US Bank,
Milwaukee, WI, owned approximately 119,756,976 Shares (20.11%); LABA & CO.,
Chicago, IL, owned approximately 105,261,025 Shares (17.67%);

Treasury Fund (Institutional Shares): Silicon Valley Bank, Santa Clara, CA,
owned approximately 692,984,779 Shares (11.83%); PG & E, San Francisco, CA,
owned approximately 422,486,563 Shares (7.21%);

Treasury Fund (Institutional Service Shares): Hare & Co. East Syracuse, NY, owned approximately 1,606,166,315 Shares
(29.51%); HUBCO, Birmingham, AL, owned approximately 449,984,043 Shares (8.27%);  Manufacturers & Traders Trust Company,
Buffalo, NY, owned approximately 442,899,065 Shares (8.14%);

Treasury Fund (Trust Shares):  LABA & CO., Chicago, IL, owned approximately 403,513,078 Shares (86.27%); Selfira &
Co., Elizabethtown, KY, owned approximately 24,762,289 Shares (5.29%).

Treasury Fund (Institutional Capital Shares): Manufacturers & Traders Trust
Company, Buffalo, NY, owned approximately 228,857,195 Shares (38.43%); US Bank,
Milwaukee, WI, owned approximately 119,756,976 Shares (20.11%); LABA & CO.,
Chicago, IL, owned approximately 105,261,025 Shares (17.67%);

Treasury Fund (Institutional Shares): Silicon Valley Bank, Santa Clara, CA,
owned approximately 692,984,779 Shares (11.83%); PG & E, San Francisco, CA,
owned approximately 422,486,563 Shares (7.21%);

Treasury Fund (Institutional Service Shares): Hare & Co. East Syracuse, NY, owned approximately 1,606,166,315 Shares
(29.51%); HUBCO, Birmingham, AL, owned approximately 449,984,043 Shares (8.27%);  Manufacturers & Traders Trust Company,
Buffalo, NY, owned approximately 442,899,065 Shares (8.14%);

Treasury Fund (Trust Shares):  LABA & Co., c/o Lasalle Bank NA, Chicago, IL, owned approximately 403,513,078 Shares
(86.27%); Selfira & Co., Elizabethtown, KY, owned approximately 24,762,289 Shares (5.29%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Manufacturers & Traders Trust Co., is organized in the State of New York and is a subsidiary of M&T Bank Corp., organized in the State of New York. LABA
& Co., c/o Lasalle Bank, NA, is organized in the State of Delaware and is a subsidiary of Lasalle Bank Corporation, organized in the State of Delaware.

Hare & Co., is organized in the State of Pennsylvania.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.



INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

               Name                                                                                                            Total Compensation
            Birth Date                                                                                 Aggregate                 From Trust and
                   Address Compensation Federated Fund Complex
 Positions Held with Trust Principal Occupation(s) for Past Five Years, From Fund (past calendar year)
        Date Service Began               Other Directorships Held and Previous Position(s)        (past fiscal year)
John F. Donahue*                      Principal Occupations: Chairman and Director or                     $0                           $0
Birth Date: July 28, 1924             Trustee of the Federated Fund Complex; Chairman and
CHAIRMAN AND TRUSTEE                  Director, Federated Investors, Inc.
Began serving: October 1988
                Previous Positions: Trustee, Federated Investment
                  Management Company and Chairman and Director,
                                      Federated Investment Counseling.

J. Christopher Donahue*               Principal Occupations: Principal Executive Officer and              $0                           $0
Birth Date: April 11, 1949            President of the Federated Fund Complex; Director or
PRESIDENT AND TRUSTEE                 Trustee of some of the Funds in the Federated Fund
Began serving: April 1989             Complex; President, Chief Executive Officer and
                                      Director, Federated Investors, Inc.; Chairman and
                                      Trustee, Federated Investment Management Company;
                                      Trustee, Federated Investment Counseling; Chairman and
                                      Director, Federated Global Investment Management
                                      Corp.; Chairman, Federated Equity Management Company
                                      of Pennsylvania, Passport Research, Ltd. and Passport
                                      Research II, Ltd.; Trustee, Federated Shareholder
                                      Services Company; Director, Federated Services Company.

               Previous Positions: President, Federated Investment
               Counseling; President and Chief Executive Officer,
               Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport
                                      Research, Ltd.

Lawrence D. Ellis, M.D.*              Principal Occupations: Director or Trustee of the                $8,259.32                    $148,500
Birth Date: October 11, 1932          Federated Fund Complex; Professor of Medicine,
3471 Fifth Avenue                     University of Pittsburgh; Medical Director, University
Suite 1111                            of Pittsburgh Medical Center Downtown; Hematologist,
Pittsburgh, PA                        Oncologist and Internist, University of Pittsburgh
TRUSTEE                               Medical Center.
Began serving: October 1988
               Other Directorships Held: Member, National Board of
                                      Trustees, Leukemia Society of America.

                                      Previous Positions: Trustee, University of Pittsburgh;
               Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                Name
             Birth Date                                                                                Aggregate               Total Compensation
              Address                                                                                Compensation                From Trust and
     Positions Held with Trust              Principal Occupation(s) for Past Five Years,               From Fund             Federated Fund Complex
         Date Service Began              Other Directorships Held and Previous Position(s)        (past fiscal year)          (past calendar year)
Thomas G. Bigley                       Principal Occupation: Director or Trustee of the                $9,085.25                    $163,350
Birth Date: February 3, 1934           Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                         Other Directorships Held: Director, Member of
              TRUSTEE Executive Committee, Children's Hospital of
  Began serving: November 1994 Pittsburgh; Director, University of Pittsburgh.

                                       Previous Position: Senior Partner, Ernst & Young
                                       LLP.

John T. Conroy, Jr.                    Principal Occupations: Director or Trustee of the               $9,085.25                    $163,350
Birth Date: June 23, 1937              Federated Fund Complex; Chairman of the Board,
Investment Properties Corporation      Investment Properties Corporation; Partner or Trustee
3838 North Tamiami Trail               in private real estate ventures in Southwest Florida.
Suite 402
Naples, FL                             Previous Positions: President, Investment Properties
TRUSTEE                                Corporation; Senior Vice President, John R. Wood and
Began serving: August 1991             Associates, Inc., Realtors; President, Naples
                 Property Management, Inc. and Northgate Village
                                       Development Corporation.

Nicholas P. Constantakis               Principal Occupation: Director or Trustee of the                $9,085.25                    $163,350
Birth Date: September 3, 1939          Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                         Other Directorships Held: Director and Member of the
TRUSTEE                                Audit Committee, Michael Baker Corporation
Began serving: October 1999            (engineering and energy services worldwide).

                                       Previous Position: Partner, Anderson Worldwide SC.

John F. Cunningham                     Principal Occupation: Director or Trustee of the                $8,259.32                    $148,500
Birth Date: March 5, 1943              Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                         Other Directorships Held: Chairman, President and
TRUSTEE                                Chief Executive Officer, Cunningham & Co., Inc.
Began serving: January 1999            (strategic business consulting); Trustee Associate,
                                       Boston College.

                                       Previous Positions: Director, Redgate Communications
                                       and EMC Corporation (computer storage systems);
                                       Chairman of the Board and Chief Executive Officer,
                                       Computer Consoles, Inc.; President and Chief
                                       Operating Officer, Wang Laboratories; Director, First
                                       National Bank of Boston; Director, Apollo Computer,
                                       Inc.

Peter E. Madden                        Principal Occupation: Director or Trustee of the                $8,259.32                    $148,500
Birth Date: March 16, 1942             Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                     Other Directorships Held: Board of Overseers, Babson
Palm Beach, FL                         College.
TRUSTEE
Began serving: August 1991             Previous Positions: Representative, Commonwealth of
                                       Massachusetts General Court; President, State Street
                                       Bank and Trust Company and State Street Corporation
                                       (retired); Director, VISA USA and VISA International;
                                       Chairman and Director, Massachusetts Bankers
                                       Association; Director, Depository Trust Corporation;
                                       Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.              Principal Occupations: Director or Trustee of the               $9,085.25                    $163,350
Birth Date: April 10, 1945             Federated Fund Complex; Management Consultant;
80 South Road                          Executive Vice President, DVC Group, Inc. (marketing,
Westhampton Beach, NY                  communications and technology) (prior to 9/1/00).
TRUSTEE
Began serving: January 1999            Previous Positions: Chief Executive Officer, PBTC
                                       International Bank; Partner, Arthur Young &
                                       Company (now Ernst & Young LLP); Chief Financial
                                       Officer of Retail Banking Sector, Chase Manhattan
                                       Bank; Senior Vice President, HSBC Bank USA (formerly,
                                       Marine Midland Bank); Vice President, Citibank;
                                       Assistant Professor of Banking and Finance, Frank G.
                                       Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D.      Principal Occupations: Director or Trustee of the               $9,911.19                    $178,200
Birth Date: December 20, 1932          Federated Fund Complex; Chancellor and Law Professor,
Chancellor, Duquesne University        Duquesne University; Partner, Murray, Hogue &
Pittsburgh, PA                         Lannis.
TRUSTEE
Began serving: February 1995           Other Directorships Held: Director, Michael Baker
                                       Corp. (engineering, construction, operations and
                                       technical services).

                                       Previous Positions: President, Duquesne University;
                                       Dean and Professor of Law, University of Pittsburgh
                                       School of Law; Dean and Professor of Law, Villanova
                                       University School of Law.

Marjorie P. Smuts                      Principal Occupations:  Director or Trustee of the              $8,259.32                    $148,500
Birth Date: June 21, 1935              Federated Fund Complex; Public Relations/Marketing
4905 Bayard Street                     Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                                Previous Positions: National Spokesperson, Aluminum
Began serving: October 1988            Company of America; television producer; President,
                    Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh                          Principal Occupations:  Director or Trustee of the              $8,259.32                    $148,500
Birth Date: November 28, 1957          Federated Fund Complex; President and Director, Heat
2604 William Drive                     Wagon, Inc. (manufacturer of construction temporary
Valparaiso, IN                         heaters); President and Director, Manufacturers
TRUSTEE                                Products, Inc. (distributor of portable construction
Began serving: January 1999            heaters); President, Portable Heater Parts, a
                    division of Manufacturers Products, Inc.

                                       Previous Position: Vice President, Walsh & Kelly,
                                       Inc.

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
Date Service Began                           Principal Occupation(s) and Previous Position(s)
John W. McGonigle                            Principal Occupations: Executive Vice President and Secretary of the Federated Fund
Birth Date: October 26, 1938                 Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: October 1988                  Previous Positions: Trustee, Federated Investment Management Company and Federated
                                             Investment Counseling; Director, Federated Global Investment Management Corp.,
                                             Federated Services Company and Federated Securities Corp.

Richard J. Thomas                            Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund
Birth Date: June 17, 1954                    Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998                 Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors,
                                             Inc.

Richard B. Fisher                            Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Birth Date: May 17, 1923                     Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated
VICE PRESIDENT                               Securities Corp.
Began serving: October 1988
                                             Previous Positions: President and Director or Trustee of some of the Funds in the
                                             Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                             Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959               Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager
CHIEF INVESTMENT OFFICER                     since January 1994.  Ms. Cunningham was named Chief Investment Officer of money market
Began serving: May 2004                      products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a
                                             Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris
                                             College.

Mary Jo Ochson                               Principal Occupations:   Ms. Ochson was named Chief Investment Officer of tax-exempt
Birth Date: September 12, 1953               fixed income products in 2004 and is  a Vice President of the Trust She joined
CHIEF INVESTMENT OFFICER AND VICE            Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President
PRESIDENT                                    of the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and
Began serving: May 2004                      received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill                                Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since
Birth Date: June 20, 1963                    January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990
VICE PRESIDENT                               and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the
Began serving: May 2004                      Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant
                                             Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered
                                             Financial Analyst and received an M.S. in Industrial Administration from Carnegie
                                             Mellon University.

Jeff A. Kozemchak                            Jeff A. Kozemchak is Vice President of the Trust.   Mr. Kozemchak joined Federated in
Birth Date: January 15, 1960                 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of
VICE PRESIDENT                               the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice
Began serving: May 2004                      President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
                                             Financial Analyst and received his M.S. in Industrial Administration from Carnegie
                                             Mellon University in 1987.
** Officers do not receive any compensation from the Fund.

COMMITTEES OF THE BOARD
                                                                                                                                  Meetings Held
       Board                       Committee                                                                                       During Last
     Committee                      Members                                       Committee Functions                              Fiscal Year
Executive             John F. Donahue                           In between meetings of the full Board, the Executive                   Six
                      John E. Murray, Jr., J.D., S.J.D.         Committee generally may exercise all the powers of the
                                                                full Board in
                                                                the management
                                                                and direction of
                                                                the business and
                                                                conduct of the
                                                                affairs of the
                                                                Trust in such
                                                                manner as the
                                                                Executive
                                                                Committee shall
                                                                deem to be in
                                                                the best
                                                                interests of the
                                                                Trust. However,
                                                                the Executive
                                                                Committee cannot
                                                                elect or remove
                                                                Board members,
                                                                increase or
                                                                decrease the
                                                                number of
                                                                Trustees, elect
                                                                or remove any
                                                                Officer, declare
                                                                dividends, issue
                                                                shares or
                                                                recommend to
                                                                shareholders any
                                                                action requiring
                                                                shareholder
                                                                approval.

Audit                 Thomas G. Bigley                          The purposes of the Audit Committee are to oversee the                 Nine
                      John T. Conroy, Jr.                       accounting and financial reporting process of the Fund,
                      Nicholas P. Constantakis                  the Fund`s internal control over financial reporting,
                      Charles F. Mansfield, Jr.                 and the quality, integrity and independent audit of the
                                                                Fund`s financial
                                                                statements. The
                                                                Committee also
                                                                oversees or
                                                                assists the
                                                                Board with the
                                                                oversight of
                                                                compliance with
                                                                legal
                                                                requirements
                                                                relating to
                                                                those matters,
                                                                approves the
                                                                engagement and
                                                                reviews the
                                                                qualifications,
                                                                independence and
                                                                performance of
                                                                the Fund`s
                                                                independent
                                                                registered
                                                                public
                                                                accounting firm,
                                                                acts as a
                                                                liaison between
                                                                the independent
                                                                registered
                                                                public
                                                                accounting firm
                                                                and the Board
                                                                and reviews the
                                                                Fund`s internal
                                                                audit function.

Nominating            Thomas G. Bigley                          The Nominating Committee, whose members consist of all                 One
                      John T. Conroy, Jr.                       Independent Trustees, selects and nominates persons for
                      Nicholas P. Constantakis                  election to the Fund`s Board when vacancies occur. The
                      John F. Cunningham                        Committee will consider candidates recommended by
                      Peter E. Madden                           shareholders, Independent Trustees, officers or
                      Charles F. Mansfield, Jr.                 employees of any of the Fund's agents or service
                      John E. Murray, Jr.                       providers and counsel to the Fund. Any shareholder who
                      Marjorie P. Smuts                         desires to have an individual considered for nomination
                      John S. Walsh                             by the Committee must submit a recommendation in
                                                                writing to the
                                                                Secretary of the
                                                                Fund, at the
                                                                Fund's address
                                                                appearing on the
                                                                back cover of
                                                                this Statement
                                                                of Additional
                                                                Information. The
                                                                recommendation
                                                                should include
                                                                the name and
                                                                address of both
                                                                the shareholder
                                                                and the
                                                                candidate and
                                                                detailed
                                                                information
                                                                concerning the
                                                                candidate's
                                                                qualifications
                                                                and experience.
                                                                In identifying
                                                                and evaluating
                                                                candidates for
                                                                consideration,
                                                                the Committee
                                                                shall consider
                                                                such factors as
                                                                it deems
                                                                appropriate.
                                                                Those factors
                                                                will ordinarily
                                                                include:
                                                                integrity,
                                                                intelligence,
                                                                collegiality,
                                                                judgment,
                                                                diversity,
                                                                skill, business
                                                                and other
                                                                experience,
                                                                qualification as
                                                                an "Independent
                                                                Trustee," the
                                                                existence of
                                                                material
                                                                relationships
                                                                which may create
                                                                the appearance
                                                                of a lack of
                                                                independence,
                                                                financial or
                                                                accounting
                                                                knowledge and
                                                                experience, and
                                                                dedication and
                                                                willingness to
                                                                devote the time
                                                                and attention
                                                                necessary to
                                                                fulfill Board
                                                                responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
                                                                                                              Aggregate
                                                                                                        Dollar Range of
                                                                        Dollar Range of                 Shares Owned in
Interested                                                                 Shares Owned             Federated Family of
Board Member Name                                                               in Fund            Investment Companies
John F. Donahue                                                                    None                   Over $100,000
J. Christopher Donahue                                                             None                   Over $100,000
Lawrence D. Ellis, M.D.                                                            None                   Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                                   None                   Over $100,000
John T. Conroy, Jr.                                                                None                   Over $100,000
Nicholas P. Constantakis                                                           None                   Over $100,000
John F. Cunningham                                                                 None                   Over $100,000
Peter E. Madden                                                                    None                   Over $100,000
Charles F. Mansfield, Jr.                                                          None                   Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                                  None                   Over $100,000
Marjorie P. Smuts                                                                  None                   Over $100,000
John S. Walsh                                                                      None                   Over $100,000


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.



PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

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ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                            Average Aggregate Daily
      Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1%
             on the first $5 billion 0.125 of 1% on the next $5 billion 0.100 of
             1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte &
Touche LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended July 31                              2005                               2004                      2003
Advisory Fee Earned                                  $24,403,871                       $23,407,806                $24,778,551
Advisory Fee Reduction                               $9,959,827                         $9,743,478                $10,488,439
Administrative Fee                                   $9,297,875                         $8,887,499                $9,316,735
Shareholder Services Fee:
   Institutional Shares                                  $0                                 --                        --
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Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                       7-Day Period                 1 Year                5 Years                     10 Years
Institutional Shares:
Total Return                                N/A                     2.12%                  2.37%                       3.86%
Yield                                      3.08%                     N/A                    N/A                         N/A
Effective Yield                            3.13%                     N/A                    N/A                         N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base-period return, raising the sum to the
365/7th power; and subtracting one from the result. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

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WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

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FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2005, are incorporated herein by reference to the Annual Report to Shareholders of
Treasury Obligations Fund dated July 31, 2005.

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ADDRESSES

TREASURY OBLIGATIONS FUND

Institutional Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

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APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
 Factset

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
 Morningstar
NASDAQ
Value Line
Wiesenberger/Thompson Financial

OTHER
Investment Company Institute

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Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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A money market mutual fund seeking to provide high current income consistent with stability of principal and liquidity by investing in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC * Insured May Lose Value * No Bank Guarantee

Contents

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Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	3
What are the Fund’s Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	6
What Do Shares Cost?	6
How is the Fund Sold?	7
How to Purchase Shares	8
How to Redeem and Exchange Shares	10
Account and Share Information	14
Who Manages the Fund?	15
Legal Proceedings	16
Financial Information	17

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Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

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The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.13%.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 1.56% (quarter ended September 30, 2000). Its lowest quarterly return was 0.16% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	0.93%

5 Years	2.57%

10 Years	3.88%

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The Fund’s 7-Day Net Yield as of December 31, 2004 was 1.75%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.26%
Total Annual Fund Operating Expenses	0.91%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.45%
Total Actual Annual Fund Operating Expenses (after waivers)	0.46%

2 The adviser has voluntarily waived a portion of its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.22% for the fiscal year ended July 31, 2005.

3 The shareholder services provider has voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 2005.

4 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.24% for the fiscal year ended July 31, 2005.

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Example

This Example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$93

3 Years	$290

5 Years	$504

10 Years	$1,120

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What are the Fund’s Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund’s dollar-weighted average portfolio maturity will be 90 days or less.

The Fund’s investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities

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U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury Securities are generally regarded as having the lowest credit risk.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

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Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST-RATE RISK

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity, or to individuals, directly or through investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Service Fees

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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Additional Payments to Financial Institutions

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.


If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.


DIRECTLY FROM THE FUND

By Telephone


You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.


If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.


If you call the Fund after 3:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern Time) on the NYSE, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.


By Mail


You may redeem or exchange Shares by mailing a written request to the Fund.


Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.


Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions

Signature Guarantees


Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;


  your redemption will be sent to an address of record that was changed within the last 30 days;



  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGE


You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


The Fund may modify or terminate the exchange privilege at any time.


ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates


The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


FREQUENT TRADING POLICIES


Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.


PORTFOLIO HOLDINGS INFORMATION


Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include, percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.


To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.


You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.


Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2005.


Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.


As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.


Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.


Financial Highlights


(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended 7/31/2001 [1]	Year Ended 12/31/2000
	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.006	0.010	0.020	0.027	0.059
Less Distributions:
Distributions from net investment income	(0.019)	(0.006)	(0.010)	(0.020)	(0.027)	(0.059)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.93%	0.65%	1.04%	1.97%	2.71%	6.03%

Ratios to Average Net Assets:

Expenses	0.46%	0.46%	0.46%	0.46%	0.46%[3]	0.46%

Net investment income	1.91%	0.64%	1.03%	1.95%	4.62%[3]	5.87%

Expense waiver/ reimbursement[4]	0.45%	0.40%	0.38%	0.36%	0.33%[3]	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$110,588	$128,039	$220,547	$212,948	$241,676	$285,259


1 The Fund changed its fiscal year end from December 31 to July 31.


2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


3 Computed on an annualized basis.


4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further Information about the Fund’s performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


Federated Investors
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Cusip 60934N765


8020102A (9/05)


FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

                     SEPTEMBER 30, 2005

This Statement of Additional Information (SAI) is not a prospectus.
Read this SAI in conjunction with the prospectus for Federated Short-Term U.S.
Government Trust (Fund), dated September 30, 2005.


This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS
                                                                 How is the Fund Organized?..................................1
                                                                 --------------------------
                                                                 Securities in Which the Fund Invests........................1
                                                                 ------------------------------------
                                                                 How is the Fund Sold?.......................................5
                                                                 ---------------------
                                                                 Subaccounting Services......................................6
                                                                 ----------------------
                                                                 Redemption in Kind..........................................6
                                                                 ------------------
                                                                 Massachusetts Partnership Law...............................7
                                                                 -----------------------------
                                                                 Account and Share Information...............................7
                                                                 -----------------------------
                                                                 Tax Information.............................................7
                                                                 ---------------
                                                                 Who Manages and Provides Services to the Fund?..............8
                                                                 ----------------------------------------------
                                                                 How Does the Fund Measure Performance?.....................16
                                                                 --------------------------------------
                                                                 Who is Federated Investors, Inc.?..........................17
                                                                 ---------------------------------
                                                                 Financial Information......................................18
                                                                 ---------------------
                                                                 Addresses..................................................19
                                                                 ---------
                                                                 Appendix...................................................20
                                                                 --------

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on February 2, 1987, was reorganized as a portfolio of the Trust on April 29, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Certain Treasury securities or Agency Securities in which the Fund invests may be zero coupon securities and/or callable securities:

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass- through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying securities or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY
The Fund's fundamental investment objective is to provide high current income consistent with stability of principal and liquidity.
  As a fundamental investment policy, the Fund invests only in short-term U.S.
government securities. This investment objective and policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities.

Borrowing Money
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings would not be collateralized.

Pledging Assets
The Fund will not pledge securities, except that it may enter into reverse repurchase agreements, permitted by its investment objective and policies.

Lending Cash or Securities
  The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

Issuing Senior Securities The Fund will not issue senior securities.

Diversification of Investments
The Fund is a "diversified company" within the meaning of the Investment Company
Act of 1940, as amended, (1940 Act) and any rules, regulations, or interpretations thereunder.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the
Fund's net assets.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation or other acquisition.
  For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

  The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: First American Bank of
Kane, Dundee, IL, owned approximately 20,856,968 Shares (10.50%), North Fork
Bank, Mattituck, NY, owned approximately 15,217,866 Shares (7.66%), Wells Fargo
Bank, Minneapolis, MN, owned approximately 14,476,326 Shares (7.29%) and Regions
Financial Corp, Birmingham, AL owned approximately 12,368,527 Shares
(6.23%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust
comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                --------------------

                                                                                                                          ---------------------------
-----------------------------------
               Name
            Birth Date                                                                               Aggregate                Total Compensation
              Address                       Principal Occupation(s) for Past Five Years,            Compensation                From Trust and
     Positions Held with Trust                 Other Directorships Held and Previous                 From Fund              Federated Fund Complex
        Date Service Began                                  Position(s)                          (past fiscal year)          (past calendar year)
John F. Donahue*                          Principal Occupations: Chairman and Director or                $0                           $0
Birth Date: July 28, 1924                 Trustee of the Federated Fund Complex; Chairman
CHAIRMAN AND TRUSTEE                      and Director, Federated Investors, Inc.
Began serving: October 1988
                     Previous Positions: Trustee, Federated
                                          Investment Management Company and Chairman and
                   Director, Federated Investment Counseling.

J. Christopher Donahue*                   Principal Occupations: Principal Executive                     $0                           $0
Birth Date: April 11, 1949                Officer and President of the Federated Fund
PRESIDENT AND TRUSTEE                     Complex; Director or Trustee of some of the
Began serving: April 1989                 Funds in the Federated Fund Complex; President,
                                          Chief Executive Officer and Director, Federated
                                          Investors, Inc.; Chairman and Trustee,
                                          Federated Investment Management Company;
                                          Trustee, Federated Investment Counseling;
                                          Chairman and Director, Federated Global
                                          Investment Management Corp.; Chairman,
                                          Federated Equity Management Company of
                                          Pennsylvania, Passport Research, Ltd. and
                                          Passport Research II, Ltd.; Trustee, Federated
                                          Shareholder Services Company; Director,
                                          Federated Services Company.

                    Previous Positions: President, Federated
                   Investment Counseling; President and Chief
                     Executive Officer, Federated Investment
                                          Management Company, Federated Global Investment
                                          Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*                  Principal Occupations: Director or Trustee of               $118.79                      $148,500
Birth Date: October 11, 1932              the Federated Fund Complex; Professor of              --------------------
3471 Fifth Avenue                         Medicine, University of Pittsburgh; Medical
Suite 1111                                Director, University of Pittsburgh Medical
Pittsburgh, PA                            Center Downtown; Hematologist, Oncologist and
TRUSTEE                                   Internist, University of Pittsburgh Medical
Began serving: October 1988               Center.

                   Other Directorships Held: Member, National
                                          Board of Trustees, Leukemia Society of America.

                   Previous Positions: Trustee, University of
                                          Pittsburgh; Director, University of Pittsburgh
                                          Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                --------------------

                                                                                                                          --------------------------
               Name
            Birth Date
              Address                                                                                Aggregate                Total Compensation
     Positions Held with Trust              Principal Occupation(s) for Past Five Years,            Compensation                From Trust and
        Date Service Began                     Other Directorships Held and Previous                 From Fund              Federated Fund Complex
                                                            Position(s)                          (past fiscal year)          (past calendar year)
Thomas G. Bigley                          Principal Occupation: Director or Trustee of                $130.68                      $163,350
Birth Date: February 3, 1934              the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                            Other Directorships Held: Director, Member of
              TRUSTEE Executive Committee, Children's Hospital of
  Began serving: November 1994 Pittsburgh; Director, University of Pittsburgh.

                                          Previous Position: Senior Partner, Ernst &
                                          Young LLP.

John T. Conroy, Jr.                       Principal Occupations: Director or Trustee of               $130.68                      $163,350
Birth Date: June 23, 1937                 the Federated Fund Complex; Chairman of the           --------------------
Investment Properties Corporation Board, Investment Properties Corporation; 3838
North Tamiami Trail Partner or Trustee in private real estate Suite 402 ventures in Southwest Florida.
Naples, FL
TRUSTEE                                   Previous Positions: President, Investment
Began serving: August 1991                Properties Corporation; Senior Vice President,
                                          John R. Wood and Associates, Inc., Realtors;
                                          President, Naples Property Management, Inc. and
                   Northgate Village Development Corporation.

Nicholas P. Constantakis                  Principal Occupation: Director or Trustee of                $130.68                      $163,350
Birth Date: September 3, 1939             the Federated Fund Complex.                           --------------------
175 Woodshire Drive
Pittsburgh, PA                            Other Directorships Held: Director and Member
TRUSTEE                                   of the Audit Committee, Michael Baker
Began serving: October 1999               Corporation (engineering and energy services
                                          worldwide).

                                          Previous Position: Partner, Anderson Worldwide
                                          SC.

John F. Cunningham                        Principal Occupation: Director or Trustee of                $118.79                      $148,500
Birth Date: March 5, 1943                 the Federated Fund Complex.                           --------------------
353 El Brillo Way
Palm Beach, FL                            Other Directorships Held: Chairman, President
TRUSTEE                                   and Chief Executive Officer, Cunningham &
Began serving: January 1999               Co., Inc. (strategic business consulting);
                       Trustee Associate, Boston College.

                                          Previous Positions: Director, Redgate
                                          Communications and EMC Corporation (computer
                                          storage systems); Chairman of the Board and
                                          Chief Executive Officer, Computer Consoles,
                                          Inc.; President and Chief Operating Officer,
                                          Wang Laboratories; Director, First National
                                          Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden                           Principal Occupation: Director or Trustee of                $118.79                      $148,500
Birth Date: March 16, 1942                the Federated Fund Complex.                           --------------------
One Royal Palm Way
100 Royal Palm Way                        Other Directorships Held: Board of Overseers,
Palm Beach, FL                            Babson College.
TRUSTEE
Began serving: August 1991                Previous Positions: Representative,
                                          Commonwealth of Massachusetts General Court;
                                          President, State Street Bank and Trust Company
                                          and State Street Corporation (retired);
                                          Director, VISA USA and VISA International;
                                          Chairman and Director, Massachusetts Bankers
                                          Association; Director, Depository Trust
                                          Corporation; Director, The Boston Stock
                                          Exchange.

Charles F. Mansfield, Jr.                 Principal Occupations: Director or Trustee of               $130.68                      $163,350
Birth Date: April 10, 1945                the Federated Fund Complex; Management                --------------------
80 South Road                             Consultant; Executive Vice President, DVC
Westhampton Beach, NY                     Group, Inc. (marketing, communications and
TRUSTEE                                   technology) (prior to 9/1/00).
Began serving: January 1999
                                          Previous Positions: Chief Executive
                                          Officer, PBTC International Bank;
                                          Partner, Arthur Young & Company
                                          (now Ernst & Young LLP); Chief
                                          Financial Officer of Retail Banking
                                          Sector, Chase Manhattan Bank; Senior
                                          Vice President, HSBC Bank USA
                                          (formerly, Marine Midland Bank); Vice
                                          President, Citibank; Assistant
                                          Professor of Banking and Finance,
                                          Frank G. Zarb School of Business,
                                          Hofstra University.

John E. Murray, Jr., J.D., S.J.D.         Principal Occupations: Director or Trustee of               $142.55                      $178,200
Birth Date: December 20, 1932             the Federated Fund Complex; Chancellor and Law        --------------------
Chancellor, Duquesne University           Professor, Duquesne University; Partner,
Pittsburgh, PA                            Murray, Hogue & Lannis.
TRUSTEE
Began serving: February 1995              Other Directorships Held: Director, Michael
                     Baker Corp. (engineering, construction,
                                          operations and technical services).

                     Previous Positions: President, Duquesne
                     University; Dean and Professor of Law,
                                          University of Pittsburgh School of Law; Dean
                   and Professor of Law, Villanova University
                                          School of Law.

Marjorie P. Smuts                         Principal Occupations:  Director or Trustee of              $118.79                      $148,500
Birth Date: June 21, 1935                 the Federated Fund Complex; Public                    --------------------
4905 Bayard Street                        Relations/Marketing Consultant/Conference
Pittsburgh, PA                            Coordinator.
TRUSTEE
Began serving: October 1988               Previous Positions: National Spokesperson,
                     Aluminum Company of America; television
                                          producer; President, Marj Palmer Assoc.; Owner,
                                          Scandia Bord.

John S. Walsh                             Principal Occupations:  Director or Trustee of              $118.79                      $148,500
Birth Date: November 28, 1957             the Federated Fund Complex; President and             --------------------
2604 William Drive                        Director, Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                            construction temporary heaters); President and
TRUSTEE                                   Director, Manufacturers Products, Inc.
Began serving: January 1999               (distributor of portable construction heaters);
                                          President, Portable Heater Parts, a division of
                                          Manufacturers Products, Inc.

                 Previous Position: Vice President, Walsh &
                                          Kelly, Inc.

OFFICERS**
------------------------------------------------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Trust
------------------------------------------   Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                            Principal Occupations: Executive Vice President and Secretary of the Federated Fund
Birth Date: October 26, 1938                 Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: October 1988                  Previous Positions: Trustee, Federated Investment Management Company and Federated
                                             Investment Counseling; Director, Federated Global Investment Management Corp.,
                                             Federated Services Company and Federated Securities Corp.

Richard J. Thomas                            Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Birth Date: June 17, 1954                    Fund Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998                 Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated
                                             Investors, Inc.

Richard B. Fisher                            Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Birth Date: May 17, 1923                     Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                               Federated Securities Corp.
Began serving: October 1988
                                             Previous Positions: President and Director or Trustee of some of the Funds in the
                                             Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                             Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959               Principal Occupations:  Ms. Cunningham was named Chief Investment Officer of money
CHIEF INVESTMENT OFFICER                     market products in 2004 and is a Vice President of the Trust. She joined Federated
Began serving: May 2004                      in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the
                                             Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and
                                             received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson                               Principal Occupations:  Ms. Ochson was named Chief Investment Officer of tax-exempt
Birth Date: September 12, 1953               fixed income products in 2004 and is  a Vice President of the Trust. She joined
CHIEF INVESTMENT OFFICER and VICE            Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice
PRESIDENT                                    President of the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial
Began serving: November 1998                 Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill                                Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice
Birth Date: June 20, 1963                    President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior
VICE PRESIDENT                               Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser
Began serving: May 2004                      since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as
                                             Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice
                                             President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered
                                             Financial Analyst and received an M.S. in Industrial Administration from Carnegie
                                             Mellon University.

Jeff A. Kozemchak                            Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in
Birth Date: January 15, 1960                 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President
VICE PRESIDENT                               of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice
Began serving: May 2004                      President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
                                             Financial Analyst and received his M.S. in Industrial Administration from Carnegie
                                             Mellon University in 1987.

** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                                                  Meetings Held
Board                    Committee                                                                                                 During Last
------------------       Members                           Committee Functions                                                     Fiscal Year
Committee
Executive                John F. Donahue                   In between meetings of the full Board, the Executive Committee              Six
                         John E. Murray, Jr., J.D.,        generally may exercise all the powers of the full Board in the
                         S.J.D.                            management and direction of the business and conduct of the affairs of the Trust
                                                           in such manner as the
                                                           Executive Committee
                                                           shall deem to be in
                                                           the best interests of
                                                           the Trust. However,
                                                           the Executive
                                                           Committee cannot
                                                           elect or remove Board
                                                           members, increase or
                                                           decrease the number
                                                           of Trustees, elect or
                                                           remove any Officer,
                                                           declare dividends,
                                                           issue shares or
                                                           recommend to
                                                           shareholders any
                                                           action requiring
                                                           shareholder approval.

Audit                    Thomas G. Bigley                  The purposes of the Audit Committee are to oversee the                    Eleven
                         John T. Conroy, Jr.               accounting and financial reporting process of the Fund, the
                         Nicholas P. Constantakis          Fund`s internal control over financial reporting, and the
                         Charles F. Mansfield, Jr.         quality, integrity and independent audit of the Fund`s
                                                           financial statements.
                                                           The Committee also
                                                           oversees or assists
                                                           the Board with the
                                                           oversight of
                                                           compliance with legal
                                                           requirements relating
                                                           to those matters,
                                                           approves the
                                                           engagement and
                                                           reviews the
                                                           qualifications,
                                                           independence and
                                                           performance of the
                                                           Fund`s independent
                                                           registered public
                                                           accounting firm, acts
                                                           as a liaison between
                                                           the independent
                                                           registered public
                                                           accounting firm and
                                                           the Board and reviews
                                                           the Fund`s internal
                                                           audit function.

Nominating               Thomas G. Bigley                  The Nominating Committee, whose members consist of all                      One
                         John T. Conroy, Jr.               Independent Trustees, selects and nominates persons for
                         Nicholas P. Constantakis          election to the Fund`s Board when vacancies occur. The
                         John F. Cunningham                Committee will consider candidates recommended by
                         Peter E. Madden                   shareholders, Independent Trustees, officers or employees of
                         Charles F. Mansfield, Jr.         any of the Fund`s agents or service providers and counsel to
                         John E. Murray, Jr.               the Fund. Any shareholder who desires to have an individual
                         Marjorie P. Smuts                 considered for nomination by the Committee must submit a
                         John S. Walsh                     recommendation in writing to the Secretary of the Fund, at the
                                                           Fund's address
                                                           appearing on the back
                                                           cover of this
                                                           Statement of
                                                           Additional
                                                           Information. The
                                                           recommendation should
                                                           include the name and
                                                           address of both the
                                                           shareholder and the
                                                           candidate and
                                                           detailed information
                                                           concerning the
                                                           candidate's
                                                           qualifications and
                                                           experience. In
                                                           identifying and
                                                           evaluating candidates
                                                           for consideration,
                                                           the Committee shall
                                                           consider such factors
                                                           as it deems
                                                           appropriate. Those
                                                           factors will
                                                           ordinarily include:
                                                           integrity,
                                                           intelligence,
                                                           collegiality,
                                                           judgment, diversity,
                                                           skill, business and
                                                           other experience,
                                                           qualification as an
                                                           "Independent
                                                           Trustee," the
                                                           existence of material
                                                           relationships which
                                                           may create the
                                                           appearance of a lack
                                                           of independence,
                                                           financial or
                                                           accounting knowledge
                                                           and experience, and
                                                           dedication and
                                                           willingness to devote
                                                           the time and
                                                           attention necessary
                                                           to fulfill Board
                                                           responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Aggregate
                                                                                                                        Dollar Range of
                                                                           Dollar Range of                              Shares Owned in
Interested                                                                    Shares Owned                          Federated Family of
Board Member Name                                                                  in Fund                         Investment Companies
John F. Donahue                                                                       None                                Over $100,000
J. Christopher Donahue                                                                None                                Over $100,000
Lawrence D. Ellis, M.D.                                                               None                                Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                                      None                                Over $100,000
John T. Conroy, Jr.                                                                   None                                Over $100,000
Nicholas P. Constantakis                                                              None                                Over $100,000
John F. Cunningham                                                                    None                                Over $100,000
Peter E. Madden                                                                       None                                Over $100,000
Charles F. Mansfield, Jr.                                                             None                                Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                                     None                                Over $100,000
Marjorie P. Smuts                                                                     None                                Over $100,000
John S. Walsh                                                                         None                                Over $100,000

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.



Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                            Average Aggregate Daily
           Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of
                   1% on the first $5 billion 0.125 of 1% on the next $5 billion
                   0.100 of 1% on the next $10 billion 0.075 of 1% on assets
                   over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
---------------------------------------                    2005                                    2004                          2003
For the Year Ended July 31, 2005
Advisory Fee Earned                                      $510,185                                $675,479                      $897,710
Advisory Fee Reduction                                   $229,795                                $313,951                      $385,510
Administrative Fee                                       $126,227                                $128,171                      $168,769
Shareholder Services Fee                                 $318,866                                $84,435                          --
------------------------------------------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                        7-Day Period                 1 Year                 5 Years               10 Years
Total Return                                 NA                      1.93%                   2.18%                  3.68%
Yield                                      2.87%                       NA                      NA                    NA
Effective Yield                            2.91%                       NA                      NA                    NA

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.'s Money Fund Report
iMoneyNet Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet Inc.'s Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

WHO IS FEDERATED INVESTORS, INC.?


Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July
31, 2005 are incorporated herein by reference to the Annual Report to
Shareholders of Federated Short-Term U.S. Government Trust dated July 31, 2005.

ADDRESSES

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600



Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
 Factset

SECURITY PRICING SERVICES
N/A

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
 Lipper; Morningstar
 NASDAQ
 Value Line
Wiesenberger/Thompson Financial

OTHER
Investment Company Institute


Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS


September 30, 2005


INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing in a portfolio of short-term U.S .. Treasury and government agency securities that pay interest exempt from state personal income tax.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 6

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem and Exchange Shares 10

Account and Share Information 13

Who Manages the Fund? 15

Legal Proceedings 16

Financial Information 17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectu s.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities maturing in 397 days or less that pay interest exempt from state personal income tax. The portfolio of the Fund will have a dollar-weighted average maturity of 90 days or less.


The Fund intends to invest in securities issued or guaranteed by U. S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Bank System and the Tennessee Valley Authority. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that have no explicit financial support , but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1. 25%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.62% (quarter ended September 30, 2000). Its lowest quarterly return was 0.21% (quarter ended September 3 0, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	 1. 19%
5 Years	 2. 82%
Start of Performance [1]	4. 02%

1 The Fund's Institutional Shares start of performance date was June 2, 1995.

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The Fund's Institutional Shares 7-Day Net Yield as of December 31, 2004 was 1. 99%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.20%
Distribution (12b-1) Fee	None
Shareholder Services Fee [3]	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.
Total Waiver of Fund Expenses	0.34%
Total Actual Annual Fund Operating Expenses (after waivers)	0.20%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.11% for the fiscal year ended July 31, 2005.
3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example, aslo assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 55
3 Years	$173
5 Years	$302
10 Years	$677

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U. S. Treasury and government agency securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund's dollar-weighted average portfolio maturity will be 90 d ays or less.

The Fun d's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U. S. s hort-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

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Because the Fund refers to U.S. governmen t investments in its name, it will notify shareholders at least 60 days in advance of any change in its i nvestment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments. Because the Fund also refers to "tax-managed" in its name, U.S. government investments that are collateral under repurchase agreements are not included in this calculation.

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What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in fixed-income securitie s, i ncluding U.S. Treasury securities and agency securities.

FIXED-INCOME SECURITIES

Fixed-income securities pay interest or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time ..

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.

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Other GSE securities receive support through federal subsidies, loans, or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fi xed-i ncome securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities t o fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the pr ice of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 2:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $500,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $ 500, 000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call
1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors, or to individuals, directly or through investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled t o dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

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State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests t o the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 2:00 p.m. (Eastern time ), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 2:00 p.m. (Eastern time), and before the end of regular trading (normally 4:00 p.m. Eastern Time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

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  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered ; and
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  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions

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Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

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Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

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  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

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Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up t o seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized o r fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Share s represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments .

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different r ates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC i s Federated I nvestors Towe r, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investor s, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate pr ocedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified a mounts.

The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Sha re Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.009	0.013	0.021	0.054
Net realized and unrealized gain on investments	--	--	--	0.001	--
TOTAL FROM INVESTMENT OPERATIONS	0.022	0.009	0.013	0.022	0.054
Less Distributions:
Distributions from net investment income	(0.022)	(0.009)	(0.013)	(0.021)	(0.054)
Distributions from net realized gain on investments	--	--	--	(0.001)	--
TOTAL DISTRIBUTIONS	(0.022)	(0.009)	(0.013)	(0.022)	(0.054)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.17%	0.89%	1.26%	2.22%	5.61%

Ratios to Average Net Assets:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.15%	0.88%	1.25%	2.16%	5.36%
Expense waiver/reimbursement [2]	0.34%	0.35%	0.34%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,206,111	$1,159,503	$1,521,953	$1,798,217	$2,280,317

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Sem i-An nual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-80 0-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated 's webs ite at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811 -5950

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

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32788 ( 9/05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2005

INSTITUTIONAL SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Shares of Government
Obligations Tax-Managed Fund, (Fund), dated September 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS

     How is the Fund Organized?..............................................1
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     Securities in Which the Fund Invests....................................1
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     What Do Shares Cost?....................................................6
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     How is the Fund Sold?...................................................6
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     Subaccounting Services..................................................7
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     Redemption in Kind......................................................7
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     Massachusetts Partnership Law...........................................7
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     Account and Share Information...........................................7
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     Tax Information.........................................................8
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     Who Manages and Provides Services to the Fund?..........................8
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     How Does the Fund Measure Performance?.................................17
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     Who is Federated Investors, Inc.?......................................19
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     Financial Information..................................................20
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     Addresses..............................................................21
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     Appendix...............................................................22
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HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund was established on December 28, 1994.
  The Board of Trustees (the "Board") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares. This
SAI relates to Institutional Shares. The Fund's investment adviser is Federated
Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

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FIXED-INCOME SECURITIES

Fixed-income securities pay interest or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

The Fund may invest in the following types of fixed income securities:

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risk.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.

Other GSE securities receive support through federal subsidies, loans, or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.
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Some U.S. Treasury and agency securities in which the Fund invests may be zero coupon securities and/or callable securities or may be mortgage backed securities guaranteed by a GSE:

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

SPECIAL TRANSACTIONS
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. Securities Lending The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The
Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics. Prepayment Risks Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect the Fund.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY
  The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. This investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

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Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. For purposes of the concentration limitation: (a)
utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c)
asset-backed securities will be classified according to the underlying assets securing such securities. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

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VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

 Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares of the
Fund: Alabama Power Company, Birmingham, AL, owned approximately 183,000,000
Shares (13.72%), NMF & CO, Boston, MA, owned approximately 135,019,244
Shares (10.13%), Central Pacific Bank, Honolulu, HI, owned approximately
90,935,840 Shares (6.82%), Band & CO, Milwaukee, WI, owned approximately
77,082,130 Shares (5.78%) and US Trust Technology & Support Services Inc,
Jersey City, NJ, owned approximately 70,869,633 Shares (5.31%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

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BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                               -------------------------

                                                                                                                               -------------------------------
---------------------------------
              Name
           Birth Date                                                                                  Aggregate                     Total Compensation
             Address                      Principal Occupation(s) for Past Five Years,               Compensation                      From Trust and
    Positions Held with Trust           Other Directorships Held and Previous Position(s)              From Fund                   Federated Fund Complex
       Date Service Began                                                                         (past fiscal year)                (past calendar year)
John F. Donahue*                        Principal Occupations: Chairman and Director or                   $0                                 $0
Birth Date: July 28, 1924               Trustee of the Federated Fund Complex; Chairman
CHAIRMAN and TRUSTEE                    and Director, Federated Investors, Inc.
Began serving: October 1988
                     Previous Positions: Trustee, Federated
                 Investment Management Company and Chairman and
                   Director, Federated Investment Counseling.

J. Christopher Donahue*                 Principal Occupations: Principal Executive                        $0                                 $0
Birth Date: April 11, 1949              Officer and President of the Federated Fund
PRESIDENT and TRUSTEE                   Complex; Director or Trustee of some of the
Began serving: April 1989               Funds in the Federated Fund Complex; President,
                                        Chief Executive Officer and Director, Federated
                                        Investors, Inc.; Chairman and Trustee, Federated
                                        Investment Management Company; Trustee,
                                        Federated Investment Counseling; Chairman and
                                        Director, Federated Global Investment Management
                                        Corp.; Chairman, Federated Equity Management
                                        Company of Pennsylvania, Passport Research, Ltd.
                                        and Passport Research II, Ltd.; Trustee,
                                        Federated Shareholder Services Company;
                                        Director, Federated Services Company.

                    Previous Positions: President, Federated
                   Investment Counseling; President and Chief
                     Executive Officer, Federated Investment
                 Management Company, Federated Global Investment
                  Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*                Principal Occupations: Director or Trustee of                  $2,091.91                          $148,500
Birth Date: October 11, 1932            the Federated Fund Complex; Professor of
3471 Fifth Avenue                       Medicine, University of Pittsburgh; Medical
Suite 1111                              Director, University of Pittsburgh Medical
Pittsburgh, PA                          Center Downtown; Hematologist, Oncologist and
TRUSTEE                                 Internist, University of Pittsburgh Medical
Began serving: October 1988             Center.

                                        Other Directorships Held: Member, National Board
                    of Trustees, Leukemia Society of America.

                   Previous Positions: Trustee, University of
                 Pittsburgh; Director, University of Pittsburgh
                                        Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                               -------------------------
---------------------------------

                                                                                                                              --------------------------------

              Name
           Birth Date                                                                                  Aggregate                     Total Compensation
             Address                      Principal Occupation(s) for Past Five Years,               Compensation                      From Trust and
    Positions Held with Trust          Other Directorships Held and Previous Position(s)               From Fund                   Federated Fund Complex
       Date Service Began                                                                         (past fiscal year)                (past calendar year)
Thomas G. Bigley                      Principal Occupation: Director or Trustee of the                 $2,301.11                          $163,350
Birth Date: February 3, 1934          Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                        Other Directorships Held: Director, Member of
              TRUSTEE Executive Committee, Children's Hospital of
  Began serving: November 1994 Pittsburgh; Director, University of Pittsburgh.

                 Previous Position: Senior Partner, Ernst &
                                      Young LLP.

John T. Conroy, Jr.                   Principal Occupations: Director or Trustee of the                $2,301.11                          $163,350
Birth Date: June 23, 1937             Federated Fund Complex; Chairman of the Board,
Investment Properties Corporation     Investment Properties Corporation; Partner or
3838 North Tamiami Trail              Trustee in private real estate ventures in
Suite 402                             Southwest Florida.
Naples, FL
TRUSTEE                               Previous Positions: President, Investment
Began serving: August 1991            Properties Corporation; Senior Vice President,
                                      John R. Wood and Associates, Inc., Realtors;
                 President, Naples Property Management, Inc. and
                   Northgate Village Development Corporation.

Nicholas P. Constantakis              Principal Occupation: Director or Trustee of the                 $2,301.11                          $163,350
Birth Date: September 3, 1939         Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                        Other Directorships Held: Director and Member of
             TRUSTEE the Audit Committee, Michael Baker Corporation
    Began serving: October 1999 (engineering and energy services worldwide).

               Previous Position: Partner, Anderson Worldwide SC.

John F. Cunningham                    Principal Occupation: Director or Trustee of the                 $2,091.91                          $148,500
Birth Date: March 5, 1943             Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                        Other Directorships Held: Chairman, President and
TRUSTEE                               Chief Executive Officer, Cunningham & Co.,
Began serving: January 1999           Inc. (strategic business consulting); Trustee
                                      Associate, Boston College.

                                      Previous Positions: Director, Redgate
                                      Communications and EMC Corporation (computer
                                      storage systems); Chairman of the Board and Chief
                                      Executive Officer, Computer Consoles, Inc.;
                                      President and Chief Operating Officer, Wang
                                      Laboratories; Director, First National Bank of
                                      Boston; Director, Apollo Computer, Inc.

Peter E. Madden                       Principal Occupation: Director or Trustee of the                 $2,091.91                          $148,500
Birth Date: March 16, 1942            Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                    Other Directorships Held: Board of Overseers,
Palm Beach, FL                        Babson College.
TRUSTEE
Began serving: August 1991            Previous Positions: Representative, Commonwealth
                                      of Massachusetts General Court; President, State
                                      Street Bank and Trust Company and State Street
                                      Corporation (retired); Director, VISA USA and VISA
                                      International; Chairman and Director,
                                      Massachusetts Bankers Association; Director,
                                      Depository Trust Corporation; Director, The Boston
                                      Stock Exchange.

Charles F. Mansfield, Jr.             Principal Occupations: Director or Trustee of the                $2,301.11                          $163,350
Birth Date: April 10, 1945            Federated Fund Complex; Management Consultant;
80 South Road                         Executive Vice President, DVC Group, Inc.
Westhampton Beach, NY                 (marketing, communications and technology) (prior
TRUSTEE                               to 9/1/00).
Began serving: January 1999
                Previous Positions: Chief Executive Officer, PBTC
                 International Bank; Partner, Arthur Young &
                   Company (now Ernst & Young LLP); Chief
                Financial Officer of Retail Banking Sector, Chase
                Manhattan Bank; Senior Vice President, HSBC Bank
                    USA (formerly, Marine Midland Bank); Vice
                   President, Citibank; Assistant Professor of
                  Banking and Finance, Frank G. Zarb School of
                                      Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D.     Principal Occupations: Director or Trustee of the                $2,510.30                          $178,200
Birth Date: December 20, 1932         Federated Fund Complex; Chancellor and Law
Chancellor, Duquesne University       Professor, Duquesne University; Partner, Murray,
Pittsburgh, PA                        Hogue & Lannis.
TRUSTEE
Began serving: February 1995          Other Directorships Held: Director, Michael Baker
                                      Corp. (engineering, construction, operations and
                                      technical services).

                                      Previous Positions: President, Duquesne
                University; Dean and Professor of Law, University
               of Pittsburgh School of Law; Dean and Professor of
                                      Law, Villanova University School of Law.

Marjorie P. Smuts                     Principal Occupations:  Director or Trustee of the               $2,091.91                          $148,500
Birth Date: June 21, 1935             Federated Fund Complex; Public Relations/Marketing
4905 Bayard Street                    Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                               Previous Positions: National Spokesperson,
Began serving: October 1988           Aluminum Company of America; television producer;
               President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh                         Principal Occupations:  Director or Trustee of the               $2,091.91                          $148,500
Birth Date: November 28, 1957         Federated Fund Complex; President and Director,
2604 William Drive                    Heat Wagon, Inc. (manufacturer of construction
Valparaiso, IN                        temporary heaters); President and Director,
TRUSTEE                               Manufacturers Products, Inc. (distributor of
Began serving: January 1999           portable construction heaters); President,
               Portable Heater Parts, a division of Manufacturers
                                      Products, Inc.

                 Previous Position: Vice President, Walsh &
                                      Kelly, Inc.

------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
------------------------------------------    Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                             Principal Occupations: Executive Vice President and Secretary of the Federated Fund
Birth Date: October 26, 1938                  Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT and SECRETARY
Began serving: October 1988                   Previous Positions: Trustee, Federated Investment Management Company and Federated
                                              Investment Counseling; Director, Federated Global Investment Management Corp., Federated
                                              Services Company and Federated Securities Corp.

Richard J. Thomas                             Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund
Birth Date: June 17, 1954                     Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998                  Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors,
                                              Inc.

Richard B. Fisher                             Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Birth Date: May 17, 1923                      Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated
VICE PRESIDENT                                Securities Corp.
Began serving: October 1988
                                              Previous Positions: President and Director or Trustee of some of the Funds in the
                                              Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director
                                              and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959                Principal Occupations:  Deborah A. Cunningham was named Chief Investment Officer of money
CHIEF INVESTMENT OFFICER                      market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio
Began serving: May 2004                       Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a
                                              Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris
                                              College.

Mary Jo Ochson                                Principal Occupations:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt
Birth Date: September 12, 1953                fixed income products in 2004 and is a Vice President of the Trust. She joined Federated
CHIEF INVESTMENT OFFICER and VICE             in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's
PRESIDENT                                     Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A.
Began serving: November 1998                  in Finance from the University of Pittsburgh.

Susan R. Hill                                 Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May
Birth Date: June 20, 1963                     1995. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been
VICE PRESIDENT                                a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser
Began serving: May 2004                       since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice
                                              President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak                             Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak
Birth Date: January 15, 1960                  joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior
VICE PRESIDENT                                Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996
Began serving: May 2004                       and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a
                                              Chartered Financial Analyst and received his M.S. in Industrial Administration from
                                              Carnegie Mellon University in 1987.

** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                                                      Meetings Held
Board                      Committee                                                                                                   During Last
-------------------        Members                                  Committee Functions                                                Fiscal Year
Committee
Executive                  John F. Donahue                          In between meetings of the full Board, the Executive                    6
                           John E. Murray, Jr., J.D.,               Committee generally may exercise all the powers of the
                           S.J.D.                                   full Board in the management and direction of the
                                                                    business and
                                                                    conduct of
                                                                    the affairs
                                                                    of the Trust
                                                                    in such
                                                                    manner as
                                                                    the
                                                                    Executive
                                                                    Committee
                                                                    shall deem
                                                                    to be in the
                                                                    best
                                                                    interests of
                                                                    the Trust.
                                                                    However, the
                                                                    Executive
                                                                    Committee
                                                                    cannot elect
                                                                    or remove
                                                                    Board
                                                                    members,
                                                                    increase or
                                                                    decrease the
                                                                    number of
                                                                    Trustees,
                                                                    elect or
                                                                    remove any
                                                                    Officer,
                                                                    declare
                                                                    dividends,
                                                                    issue shares
                                                                    or recommend
                                                                    to
                                                                    shareholders
                                                                    any action
                                                                    requiring
                                                                    shareholder
                                                                    approval.

Audit                      Thomas G. Bigley                         The purposes of the Audit Committee are to oversee the                  9
                           John T. Conroy, Jr.                      accounting and financial reporting process of the
                           Nicholas P. Constantakis                 Fund, the Fund`s internal control over financial
                           Charles F. Mansfield, Jr.                reporting, and the quality, integrity and independent
                                                                    audit of the
                                                                    Fund's
                                                                    financial
                                                                    statements.
                                                                    The
                                                                    Committee
                                                                    also
                                                                    oversees or
                                                                    assists the
                                                                    Board with
                                                                    the
                                                                    oversight of
                                                                    compliance
                                                                    with legal
                                                                    requirements
                                                                    relating to
                                                                    those
                                                                    matters,
                                                                    approves the
                                                                    engagement
                                                                    and reviews
                                                                    the
                                                                    qualifications,
                                                                    independence
                                                                    and
                                                                    performance
                                                                    of the
                                                                    Fund`s
                                                                    independent
                                                                    registered
                                                                    public
                                                                    accounting
                                                                    firm, acts
                                                                    as a liaison
                                                                    between the
                                                                    independent
                                                                    registered
                                                                    public
                                                                    accounting
                                                                    firm and the
                                                                    Board and
                                                                    reviews the
                                                                    Fund`s
                                                                    internal
                                                                    audit
                                                                    function.

Nominating                 Thomas G. Bigley                         The Nominating Committee, whose members consist of all                  1
                           John T. Conroy, Jr.                      Independent Trustees, selects and nominates persons
                           Nicholas P. Constantakis                 for election to the Fund`s Board when vacancies occur.
                           John F. Cunningham                       The Committee will consider candidates recommended by
                           Peter E. Madden                          shareholders, Independent Trustees, officers or
                           Charles F. Mansfield, Jr.                employees of any of the Fund`s agents or service
                           John E. Murray, Jr.                      providers and counsel to the Fund. Any shareholder who
                           Marjorie P. Smuts                        desires to have an individual considered for
                           John S. Walsh                            nomination by the Committee must submit a

                                                                    recommendation
                                                                    in writing
                                                                    to the
                                                                    Secretary of
                                                                    the Fund, at
                                                                    the Fund's
                                                                    address
                                                                    appearing on
                                                                    the back
                                                                    cover of
                                                                    this
                                                                    Statement of
                                                                    Additional
                                                                    Information.
                                                                    The
                                                                    recommendation
                                                                    should
                                                                    include the
                                                                    name and
                                                                    address of
                                                                    both the
                                                                    shareholder
                                                                    and the
                                                                    candidate
                                                                    and detailed
                                                                    information
                                                                    concerning
                                                                    the
                                                                    candidate's
                                                                    qualifications
                                                                    and
                                                                    experience.
                                                                    In
                                                                    identifying
                                                                    and
                                                                    evaluating
                                                                    candidates
                                                                    for
                                                                    consideration,
                                                                    the
                                                                    Committee
                                                                    shall
                                                                    consider
                                                                    such factors
                                                                    as it deems
                                                                    appropriate.
                                                                    Those
                                                                    factors will
                                                                    ordinarily
                                                                    include:
                                                                    integrity,
                                                                    intelligence,
                                                                    collegiality,
                                                                    judgment,
                                                                    diversity,
                                                                    skill,
                                                                    business and
                                                                    other
                                                                    experience,
                                                                    qualification
                                                                    as an
                                                                    "Independent
                                                                    Trustee,"
                                                                    the
                                                                    existence of
                                                                    material
                                                                    relationships
                                                                    which may
                                                                    create the
                                                                    appearance
                                                                    of a lack of
                                                                    independence,
                                                                    financial or
                                                                    accounting
                                                                    knowledge
                                                                    and
                                                                    experience,
                                                                    and
                                                                    dedication
                                                                    and
                                                                    willingness
                                                                    to devote
                                                                    the time and
                                                                    attention
                                                                    necessary to
                                                                    fulfill
                                                                    Board
                                                                    responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Aggregate
                                                                                                                      Dollar Range of
                                                                            Dollar Range of                           Shares Owned in
Interested                                                                     Shares Owned                       Federated Family of
Board Member Name                                                               in the Fund                      Investment Companies
John F. Donahue                                                                        None                             Over $100,000
J. Christopher Donahue                                                                 None                             Over $100,000
Lawrence D. Ellis, M.D.                                                                None                             Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                                       None                             Over $100,000
John T. Conroy, Jr.                                                                    None                             Over $100,000
Nicholas P. Constantakis                                                               None                             Over $100,000
John F. Cunningham                                                                     None                             Over $100,000
Peter E. Madden                                                                        None                             Over $100,000
Charles F. Mansfield, Jr.                                                              None                             Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                                      None                             Over $100,000
Marjorie P. Smuts                                                                      None                             Over $100,000
John S. Walsh                                                                          None                             Over $100,000

INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

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BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                          Average Aggregate Daily
        Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1%
                on the first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte &
Touche LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES
For the Year Ended July 31
---------------------------------------                   2005                        ----------------------------      -----------------------
                                                                                                  2004                           2003
Advisory Fee Earned                                    $5,743,248                              $6,544,863                     $7,831,002
Advisory Fee Reduction                                 $2,553,990                              $2,873,743                     $3,366,992
Administrative Fee                                     $2,188,177                              $2,484,635                     $2,944,457
Shareholder Services Fee:
   Institutional Shares                                    $0                                      --                             --
Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.
------------------------------------------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten year periods ended
July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                                                                                                                  -----------------
                                        7-Day Period                         1 Year                        5 Years
                                                                                                                                      Ten Year
Total Return                                 N/A                              2.17%                         2.42%                       3.91%
Yield                                       3.12%                              N/A                           N/A                         N/A
Effective Yield                             3.17%                              N/A                           N/A                         N/A

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------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.'s Money Fund Report
iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Fund Report publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day CD Index
Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

Discount Corporation of New York 30-Day Federal Agencies
Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in
30 days.

Bank Rate Monitor(C) National Index
Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of
Government Obligations Tax-Managed Fund dated July 31, 2005.

ADDRESSES
Government Obligations Tax-Managed Fund

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian
State Street Bank and Trust Company
Securities Lending Agent
None

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Legal Counsel
Reed Smith LLP
Dickstein Shapiro Morin & Oshinsky LLP

Service Providers
Bloomberg
Factset
Institutional Shareholder Services, Inc.

Security Pricing Services
None

Ratings Agencies
Standard &Poor's

Performance Reporting/Publications
iMoneyNet, Inc.
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/ Thomson Financial

Other
Investment Company Institute

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

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A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	4
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	7
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	12
How to Purchase Shares	13
How to Redeem and Exchange Shares	16
Account and Share Information	21
Who Manages the Fund?	23
Legal Proceedings	24
Financial Information	25

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The total returns shown here are for Class A Shares offered by Liberty U.S. Government Money Market Trust. Note that Class C Shares and Class F Shares have only been offered since May 2, 2005. These total returns would be substantially similar to the annual returns for Class B Shares, Class C Shares and Class F Shares over the same period and would differ only to the extent that the classes do not have the same expenses. It is anticipated that expenses of Class B Shares and Class C Shares will exceed those of Class A Shares and the expenses of Class F Shares will equal those of Class A Shares.

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

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The Fund’s Class A Shares are sold without sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 0.90%.

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Within the period shown in the chart, the Fund’s Class A Shares highest quarterly return was 1.44% (quarter ended December 30, 2000). Its lowest quarterly return was 0.04% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.1

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Calendar Period	Class A	Class B2

1 Year	0.48%	(5.46)%

5 Years	2.10%	1.04%

10 Years	3.32%	2.53%

Start of Performance[3]	5.70%	2.54%

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1 Class C Shares and Class F Shares have only been offered since May 2, 2005.

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2 Class B Shares’ Average Annual Total Return for the one-year and five-year periods reflect deductions of the contingent deferred sales charges of 5.50% and 2.00%, respectively. See “Sales Charge When You Redeem.”

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3 The Fund’s Class A Shares and Class B Shares start of performance dates were June 6, 1980 and December 17, 1994, respectively.

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The Fund’s Class A Shares and Class B Shares 7-Day Net Yields as of December 31, 2004 were 1.31% and 0.41%, respectively. Investors may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class B Shares of the Fund.

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Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%[2]	0.50%[2]
Distribution (12b-1) Fee	None	0.75%[3]
Shareholder Services Fee	0.25%[4]	0.25%[4]
Other Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.14%	1.89%[5]

1 With regard to the Class A Shares and Class B Shares, the percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived or reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.

Total Waivers and Reimbursements of Fund Expenses	0.22%	0.14%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.92%	1.75%

2 The maximum management fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million and 0.400% of average daily net assets in excess of $2 billion. The adviser voluntarily waived a portion of the management fee. The adviser can terminate or adjust this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.43% for the fiscal year ended July 31, 2005.

3 The distributor voluntarily reimbursed a portion of the distribution (12b-1) fee. The distributor can terminate or adjust this voluntary reimbursement at any time. The distribution (12b-1) fee paid by the Fund’s Class B Shares (after the voluntary reimbursement) was 0.74% for the fiscal year ended July 31, 2005.

4 The shareholder services provider voluntarily waived a portion of its fee for Class A Shares and voluntarily reimbursed a portion of its fee for Class B Shares. The shareholder services provider can terminate or adjust this voluntary waiver or reimbursement at any time. The shareholder services fees paid by the Fund’s Class A Shares and Class B Shares (after the voluntary waiver/reimbursement) were 0.10% and 0.19%, respectively, for the fiscal year ended July 31, 2005.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Class C Shares and Class F Shares of the Fund.

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Shareholder Fees	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%[2]	0.50%[2]
Distribution (12b-1) Fee	0.75%	None
Shareholder Services Fee	0.25%	0.25%[3]
Other Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.89%	1.14%

1 With regard to the Class C Shares and Class F Shares, the percentages shown above are based on anticipated expenses for the entire fiscal year ending July 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. Shown below are the anticipated waivers, along with the net expenses the Fund expects to actually pay for the fiscal year ending July 31, 2006.

Total Anticipated Waivers and Reimbursements of Fund Expenses	0.07%	0.22%
Total Annual Fund Operating Expenses (after anticipated waivers and reimbursements)	1.82%	0.92%

2 The maximum management fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million and 0.400% of average daily net assets in excess of $2 billion. The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate or adjust this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.43% for the fiscal year ending July 31, 2006.

3 The shareholder services provider expects to voluntarily waive a portion of its fee with respect to the Class F Shares. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund’s Class F Shares (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending July 31, 2006.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption	$116	$362	$628	$1,386

Expenses assuming no redemption	$116	$362	$628	$1,386

Class B:

Expenses assuming redemption	$742	$994	$1,221	$2,014

Expenses assuming no redemption	$192	$594	$1,021	$2,014

Class C:

Expenses assuming redemption	$292	$594	$1,021	$2,212

Expenses assuming no redemption	$192	$594	$1,021	$2,212

Class F:

Expenses assuming redemption	$216	$462	$628	$1,386

Expenses assuming no redemption	$116	$362	$628	$1,386

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What are the Fund’s Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund’s investment adviser (Adviser), targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and to reduce the effect of unfavorable changes. The Adviser selects securities used to lengthen or shorten the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities

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U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase Class A Shares or Class B Shares and redeem or exchange Shares of any Class any day the New York Stock Exchange (NYSE) is open. The Fund’s Class C Shares and Class F Shares are not available for direct purchase. They may be acquired exclusively through an exchange from the same share class of another Federated Fund.

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The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges

Shares Offered		Front-End Sales Charge	Contingent Deferred Sales Charge[2]
Class A	$1,500/$100	None	None

Class B	$1,500/$100	None	5.50%

Class C	$1,500/$100	None	1.00%

Class F	$1,500/$100	None	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 See “Sales Charge When You Redeem.”

As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

You should consider that Class A Shares do not have front-end or deferred sales charges and that the expense ratio for Class A Shares will be lower than that for Class B Shares. On the other hand, a contingent deferred sales charge (CDSC) is imposed on the redemption of Class B Shares. Thus, Class A Shares will normally be preferable to Class B Shares except when Class B Shares are acquired through an exchange for Class B Shares of another Federated fund. While no CDSC will be charged when Class B Shares of another Federated fund are exchanged for Class B Share of the Fund, a CDSC may be payable if Class B Shares of another Federated fund are redeemed to purchase Class A Shares of the Fund.

SALES CHARGE WHEN YOU REDEEM

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Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
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  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).
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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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Class B Shares:

Shares Held Up To:		CDSC

1 Year		5.50%

2 Years		4.75%

3 Years		4.00%

4 Years		3.00%

5 Years		2.00%

6 Years		1.00%

7 Years or More		0.00%

Class C Shares:

You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.

Class F Shares:

Purchase Amount	Shares Held	CDSC

Up to $2 million	4 years or less	1.00%

$2 million but less than $5 million	2 years or less	0.50%

$5 million or more	1 year or less	0.25%

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If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

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Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

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  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
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  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
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  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
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  purchased by Trustees and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
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  purchased through an investment professional that did not receive an advance commission on the purchase;
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  purchased with reinvested dividends or capital gains;
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  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
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  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange);
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Class B Shares only

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  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program; and
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Class F Shares only

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  representing a total or partial distribution from a qualified plan, which does not include account transfers, rollovers, or redemptions for the purpose of reinvestment. For these purposes, qualified plan does not include an Individual Retirement Account, Keogh Plan or custodial account following retirement.
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How is the Fund Sold?

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The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares and Class F Shares, each representing interests in a single portfolio of securities.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund’s Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Class A Shares and Class B Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. New investors must submit a completed New Account Form. If you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

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The Fund’s Class C Shares and Class F Shares are not available by direct purchase. They may be acquired exclusively through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Fund Shares and both accounts must have identical registrations. For information on how to purchase Class C or Class F Shares of the Fund by exchanging shares of the same class of another Federated fund, please see the “How to Redeem and Exchange Shares” section of the other Federated fund’s prospectus.

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The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL (CLASS A SHARES AND CLASS B SHARES)

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Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND (CLASS A SHARES AND CLASS B SHARES)

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By Telephone

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You may purchase Class A Shares and Class B Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

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You may purchase Class A Shares and Class B Shares by sending your check payable to The Federated Funds at the following address:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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BY SYSTEMATIC INVESTMENT PROGRAM (CLASS A SHARES AND CLASS B SHARES)

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Once you have opened an account, you may automatically purchase additional Class A Shares and Class B Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

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BY AUTOMATED CLEARING HOUSE (ACH) (CLASS A SHARES AND CLASS B SHARES)

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Once you have opened an account, you may purchase additional Class A Shares and Class B Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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RETIREMENT INVESTMENTS (CLASS A SHARES AND CLASS B SHARES)

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You may purchase Class A Shares and Class B Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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THROUGH AN EXCHANGE (CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS F SHARES)

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You may purchase Class A Shares, Class B Shares, Class C Shares or Class F Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

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If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 3:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern Time), you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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Possible Sales Charge on Class A Share Exchanges

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You may incur a sales charge if you exchange Class A Shares of the Fund for shares of the same class of another Federated fund and you have not previously paid the sales charge applicable to that class of shares. If you acquired your Class A Shares of the Fund through exchange from the same share class of another Federated fund and you paid the sales charge when you purchased your shares of the other fund, you will not be charged a sales charge on any future exchange. However, if your Class A Shares of the Fund were acquired by purchase, rather than through an exchange, you will not have previously paid the sales charge and may have to pay the sales charge when exchanging to another Federated fund.

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In determining whether you will incur a sales charge on an exchange to another Federated fund, Shares that are not subject to a sales charge will be deemed to have been exchanged first. You will also not incur a sales charge on an exchange to another Federated fund if your exchange would not have been subject to a sales charge if treated as a purchase of shares of the other Federated fund. For information on the sales charges applicable to purchases of Class A Shares of another Federated fund, please refer to that fund’s prospectus.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

CHECKWRITING (CLASS A SHARES ONLY)

You may request checks to redeem your Class A Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD (CLASS A SHARES ONLY)

You may request a debit card account that allows you to redeem Class A Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund’s portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range, and types of security.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets	Fee as a Percentage of Average Daily Net Assets

First $500 million	0.500%

Second $500 million	0.475%

Third $500 million	0.450%

Fourth $500 million	0.425%

Over $2 billion	0.400%

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

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Financial Highlights–Class A Shares

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(For a Share Outstanding Throughout Each Period)

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	Year Ended July 31,				Period Ended 7/31/2001	Year Ended 3/31/2001
	2005	2004	2003	2002	[1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.002	0.006	0.015	0.012	0.054
Less Distributions:
Distributions from net investment income	(0.015)	(0.002)	(0.006)	(0.015)	(0.012)	(0.054)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.47%	0.19%	0.57%	1.47%	1.21%	5.55%

Ratios to Average Net Assets:

Expenses	0.92%	0.92%	0.93%	0.96%	0.89%[3]	0.95%

Net investment income	1.42%	0.20%	0.58%	1.46%	3.59%[3]	5.41%

Expense waiver/reimbursement[4]	0.22%	0.28%	0.19%	0.15%	0.15%[3]	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$270,162	$323,777	$443,485	$532,987	$525,484	$614,276

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1 The fund changed its fiscal year end from March 31 to July 31.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Class B Shares

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(For a Share Outstanding Throughout Each Period)

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	Year Ended July 31,				Period Ended 7/31/2001	Year Ended 3/31/2001
	2005	2004	2003	2002	[1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.0001	0.001	0.006	0.009	0.045
Less Distributions:
Distributions from net investment income	(0.006)	(0.0001)	(0.001)	(0.006)	(0.009)	(0.045)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.62%	0.01%	0.05%	0.57%	0.90%	4.60%

Ratios to Average Net Assets:

Expenses	1.75%	1.10%	1.46%	1.86%	1.79%[3]	1.85%

Net investment income	0.52%	0.02%	0.05%	0.53%	2.69%[3]	4.51%

Expense waiver/reimbursement[4]	0.14%	0.85%	0.41%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$54,502	$101,443	$122,807	$153,901	$89,739	$107,553

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1 The fund changed its fiscal year end from March 31 to July 31.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Class C Shares

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(For a Share Outstanding Throughout the Period)

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Period Ended July 31	2005 [1]

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Less Distributions:
Distributions from net investment income	(0.003)

Net Asset Value, End of Period	$1.00

Total Return[2]	0.33%

Ratios to Average Net Assets:

Expenses	1.82%[3]

Net investment income	1.46%[3]

Expense waiver/reimbursement[4]	0.00%[3,5]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,285

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1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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5 Represents less than 0.01%.

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Further information about the Fund’s performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Class F Shares

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(For a Share Outstanding Throughout the Period)

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Period Ended July 31	2005 [1]

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.006
Less Distributions:
Distributions from net investment income	(0.006)

Net Asset Value, End of Period	$1.00

Total Return[2]	0.56%

Ratios to Average Net Assets:

Expenses	0.92%[3]

Net investment income	3.57%[3]

Expense waiver/reimbursement[4]	0.15%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$5

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1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 © Federated Investors, Inc.

Cusip 60934N732
Cusip 60934N724

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Cusip 608919817
Cusip 608919791

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G00701-03 (9/05)

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LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION
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SEPTEMBER 30, 2005

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Liberty U.S. Government Money Market
Trust (Fund) dated September 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS

                                                 How is the Fund Organized?..............................................1
                                                 -------------------------------------------------------------------------
                                                 Securities in Which the Fund Invests....................................1
                                                 -------------------------------------------------------------------------
                                                 What Do Shares Cost?....................................................6
                                                 -------------------------------------------------------------------------
                                                 How is the Fund Sold?...................................................6
                                                 -------------------------------------------------------------------------
                                                 Subaccounting Services..................................................9
                                                 -------------------------------------------------------------------------
                                                 Redemption in Kind......................................................9
                                                 -------------------------------------------------------------------------
                                                 Massachusetts Partnership Law...........................................9
                                                 -------------------------------------------------------------------------
                                                 Account and Share Information...........................................9
                                                 -------------------------------------------------------------------------
                                                 Tax Information........................................................10
                                                 -------------------------------------------------------------------------
                                                 Who Manages and Provides Services to the Fund?.........................10
                                                 -------------------------------------------------------------------------
                                                 How Does the Fund Measure Performance?.................................19
                                                 -------------------------------------------------------------------------
                                                 Who is Federated Investors, Inc.?......................................21
                                                 -------------------------------------------------------------------------
                                                 Financial Information..................................................22
                                                 -------------------------------------------------------------------------
                                                 Addresses................................................................
                                                 -------------------------------------------------------------------------
                                                 Appendix.................................................................
                                                 -------------------------------------------------------------------------

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on August 30, 1979, was reorganized as a portfolio of the Trust on July 30, 1999.

The Board of Trustees (the Board) has established four classes of shares of the
Fund, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares
(Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES
FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities
  U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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ZERO COUPON SECURITIES

Certain U.S. Treasury and agency securities in which the Fund invests may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES

Certain U.S. Treasury and agency securities in which the Fund invests may be callable at the option of the issuer. Callable securities are subject to call risks.
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Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Call Risks
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed-income securities.

FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting Securities
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in the value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.


WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                                          Advance Commission
                                                          as a Percentage of
               Purchase Amount                          Public Offering Price
        First $1 million - $5 million                           0.75%
        Next $5 million - $20 million                           0.50%
               Over $20 million                                 0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                                                          Advance Commission
                                                          as a Percentage of
                Class B Shares                           Public Offering Price
             All Purchase Amounts                             Up to 5.50%

Class C Shares and Class F Shares of the Fund are available only through exchange from the same share class of another Federated fund. While no advance commissions are paid on an exchange into the Fund from another Federated fund, an advance commission may have been paid when the shares of the other Federated fund were purchased, as described in the Statement of Additional Information for the other Federated fund.
------------------------------------------------------------------------------------------------------------------------------

RULE 12b-1 PLAN (CLASS B SHARES AND CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors.
The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to investment professionals.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service
Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


UNDERWRITING COMMISSIONS
The following chart reflects the contingent deferred sales charges paid in connection with the sale of share list of the Fund and the amount retained by the Distributor for the last three fiscal years ended July 31, 2005.

                                          2005                                           2004                                         2003
                          Total Sales               Amount                Total Sales              Amount               Total Sales              Amount
                      -------------------   ----------------------   ---------------------  ---------------------   --------------------   ------------------
                            Charges                Retained                 Charges               Retained                Charges               Retained
Class A                     $4,893                  $4,893                  $45,389                $45,389                $90,723               $90,723
Class B                    $700,196                   -                    $472,187                   -                   $590,831                 -
Class C                        -                      -                        -                      -                      -                     -
Class F                        -                      -                        -                      -                      -                     -
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

 All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, there were no shareholders who owned of record, beneficially, or both, 5% or more of outstanding Class A Shares.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Pershing LLC,
Jersey City, NJ, owned approximately 5,892,787 Shares (5.68%) and Citigroup
Global Markets Inc., New York, NY, owned approximately 3,044,480 Shares (5.68%),

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Robert W.
Baired Co, Inc., owned approximately Milwaukee, WI, 185,029 Shares (15.15%),
Roger Morin, Wheat Ridge, CO, owned approximately 98,492 Shares (8.06%) and LPL
Financial Services, San Diego, CA, owned approximately 69,492 Shares (8.06%).

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: State Street
Bank and Trust Company, Milan, IL, owned approximately 95,551 Shares (32.57%),
State Street Bank & Trust Company, Huntington, WV, owned approximately
61,922 Shares (21.10%), Anisa I. Kanbour, Pittsburgh, PA, owned approximately
47,565 Shares (16.21%) and Charles H. Hood, Aurora, CO, owned approximately
34,068 Shares (11.61%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

State Street Bank and Trust Company is organized in the state of Massachusetts and is a subsidiary of State Street Corp. organized in the state of
Massachusetts.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of each class of Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                        ---------------------

-------------------------------------
                                            -------------------------------------------------                                -----------------------------------
                                     -------                                                    --------

                Name
             Birth Date                                                                                       Aggregate                  Total Compensation
               Address                          Principal Occupation(s) for Past Five Years,                Compensation                   From Trust and
      Positions Held with Trust                    Other Directorships Held and Previous                      From Fund                Federated Fund Complex
         Date Service Began                                     Position(s)                              (past fiscal year)             (past calendar year)
John F. Donahue*                               Principal Occupations: Chairman and Director                      $0                              $0
Birth Date: July 28, 1924                      or Trustee of the Federated Fund Complex;
CHAIRMAN and TRUSTEE                           Chairman and Director, Federated Investors,
Began serving: October 1988                    Inc.

                                               Previous Positions: Trustee, Federated
                                               Investment Management Company and Chairman
                                               and Director, Federated Investment Counseling.

J. Christopher Donahue*                        Principal Occupations: Principal Executive                        $0                              $0
Birth Date: April 11, 1949                     Officer and President of the Federated Fund
PRESIDENT and TRUSTEE                          Complex; Director or Trustee of some of the
Began serving: April 1989                      Funds in the Federated Fund Complex;
                                               President, Chief Executive Officer and
                                               Director, Federated Investors, Inc.; Chairman
                                               and Trustee, Federated Investment Management
                                               Company; Trustee, Federated Investment
                                               Counseling; Chairman and Director, Federated
                                               Global Investment Management Corp.; Chairman,
                                               Federated Equity Management Company of
                                               Pennsylvania, Passport Research, Ltd. and
                                               Passport Research II, Ltd.; Trustee,
                                               Federated Shareholder Services Company;
                                               Director, Federated Services Company.

                                               Previous Positions: President, Federated
                                               Investment Counseling; President and Chief
                                               Executive Officer, Federated Investment
                                               Management Company, Federated Global
                                               Investment Management Corp. and Passport
                                               Research, Ltd.

Lawrence D. Ellis, M.D.*                       Principal Occupations: Director or Trustee of                  $ 305.81                        $148,500
Birth Date: October 11, 1932                   the Federated Fund Complex; Professor of                 ---------------------
3471 Fifth Avenue                              Medicine, University of Pittsburgh; Medical
Suite 1111                                     Director, University of Pittsburgh Medical
Pittsburgh, PA                                 Center Downtown; Hematologist, Oncologist and
TRUSTEE                                        Internist, University of Pittsburgh Medical
Began serving: October 1988                    Center.

                                               Other Directorships Held: Member, National
                                               Board of Trustees, Leukemia Society of
                                    America.

                                               Previous Positions: Trustee, University of
                                               Pittsburgh; Director, University of
                                               Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                        -----------------------

-------------------------------------
                                                                                                                                     ------------------------

                Name                                                                                                                    Total Compensation
             Birth Date                         Principal Occupation(s) for Past Five Years,                   Aggregate                  From Trust and
               Address                             Other Directorships Held and Previous                     Compensation             Federated Fund Complex
      Positions Held with Trust                                 Position(s)                                    From Fund               (past calendar year)
         Date Service Began                                                                               (past fiscal year)
Thomas G. Bigley                               Principal Occupation: Director or Trustee of                    $ 336.41                      $163,350
Birth Date: February 3, 1934                   the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                                 Other Directorships Held: Director, Member of
TRUSTEE                                        Executive Committee, Children's Hospital of
Began serving: November 1994                   Pittsburgh; Director, University of
                                   Pittsburgh.

                                               Previous Position: Senior Partner, Ernst
                                & Young LLP.

John T. Conroy, Jr.                            Principal Occupations: Director or Trustee of                   $ 336.41                      $163,350
Birth Date: June 23, 1937                      the Federated Fund Complex; Chairman of the              -----------------------
Investment Properties Corporation Board, Investment Properties Corporation; 3838
North Tamiami Trail Partner or Trustee in private real estate Suite 402 ventures in Southwest Florida.
Naples, FL
TRUSTEE                                        Previous Positions: President, Investment
Began serving: August 1991                     Properties Corporation; Senior Vice
                                               President, John R. Wood and Associates, Inc.,
                                               Realtors; President, Naples Property
                                               Management, Inc. and Northgate Village
                                               Development Corporation.

Nicholas P. Constantakis                       Principal Occupation: Director or Trustee of                    $ 336.41                      $163,350
Birth Date: September 3, 1939                  the Federated Fund Complex.                              -----------------------
175 Woodshire Drive
Pittsburgh, PA                                 Other Directorships Held: Director and Member
TRUSTEE                                        of the Audit Committee, Michael Baker
Began serving: October 1999                    Corporation (engineering and energy services
                                   worldwide).

                                               Previous Position: Partner, Anderson
                                  Worldwide SC.

John F. Cunningham                             Principal Occupation: Director or Trustee of                     $305.81                      $148,500
Birth Date: March 5, 1943                      the Federated Fund Complex.                              -----------------------
353 El Brillo Way
Palm Beach, FL                                 Other Directorships Held: Chairman, President
TRUSTEE                                        and Chief Executive Officer, Cunningham &
Began serving: January 1999                    Co., Inc. (strategic business consulting);
                                               Trustee Associate, Boston College.

                                               Previous Positions: Director, Redgate
                                               Communications and EMC Corporation (computer
                                               storage systems); Chairman of the Board and
                                               Chief Executive Officer, Computer Consoles,
                                               Inc.; President and Chief Operating Officer,
                                               Wang Laboratories; Director, First National
                                               Bank of Boston; Director, Apollo Computer,
                                               Inc.

Peter E. Madden                                Principal Occupation: Director or Trustee of                     $305.81                      $148,500
Birth Date: March 16, 1942                     the Federated Fund Complex.                              -----------------------
One Royal Palm Way
100 Royal Palm Way                             Other Directorships Held: Board of Overseers,
Palm Beach, FL                                 Babson College.
TRUSTEE
Began serving: August 1991                     Previous Positions: Representative,
                                               Commonwealth of Massachusetts General Court;
                                               President, State Street Bank and Trust
                                               Company and State Street Corporation
                                               (retired); Director, VISA USA and VISA
                                               International; Chairman and Director,
                                               Massachusetts Bankers Association; Director,
                                               Depository Trust Corporation; Director, The
                                               Boston Stock Exchange.

Charles F. Mansfield, Jr.                      Principal Occupations: Director or Trustee of                   $ 336.41                      $163,350
Birth Date: April 10, 1945                     the Federated Fund Complex; Management                   -----------------------
80 South Road                                  Consultant; Executive Vice President, DVC
Westhampton Beach, NY                          Group, Inc. (marketing, communications and
TRUSTEE                                        technology) (prior to 9/1/00).
Began serving: January 1999
                                               Previous Positions: Chief
                                               Executive Officer, PBTC
                                               International Bank; Partner,
                                               Arthur Young & Company (now
                                               Ernst & Young LLP); Chief
                                               Financial Officer of Retail
                                               Banking Sector, Chase Manhattan
                                               Bank; Senior Vice President, HSBC
                                               Bank USA (formerly, Marine
                                               Midland Bank); Vice President,
                                               Citibank; Assistant Professor of
                                               Banking and Finance, Frank G.
                                               Zarb School of Business, Hofstra
                                               University.

John E. Murray, Jr., J.D., S.J.D.              Principal Occupations: Director or Trustee of                    $366.98                      $178,200
Birth Date: December 20, 1932                  the Federated Fund Complex; Chancellor and               -----------------------
Chancellor, Duquesne University                Law Professor, Duquesne University; Partner,
Pittsburgh, PA                                 Murray, Hogue & Lannis.
TRUSTEE
Began serving: February 1995                   Other Directorships Held: Director, Michael
                                               Baker Corp. (engineering, construction,
                                               operations and technical services).

                                               Previous Positions: President, Duquesne
                                               University; Dean and Professor of
                                               Law, University of Pittsburgh
                                               School of Law; Dean and Professor
                                               of Law, Villanova University
                                               School of Law.

Marjorie P. Smuts                              Principal Occupations:  Director or Trustee                      $305.81                      $148,500
Birth Date: June 21, 1935                      of the Federated Fund Complex; Public                    -----------------------
4905 Bayard Street                             Relations/Marketing Consultant/Conference
Pittsburgh, PA                                 Coordinator.
TRUSTEE
Began serving: October 1988                    Previous Positions: National Spokesperson,
                                               Aluminum Company of America; television
                                               producer; President, Marj Palmer Assoc.;
                                               Owner, Scandia Bord.

John S. Walsh                                  Principal Occupations:  Director or Trustee                      $305.81                      $148,500
Birth Date: November 28, 1957                  of the Federated Fund Complex; President and             -----------------------
2604 William Drive                             Director, Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                                 construction temporary heaters); President
TRUSTEE                                        and Director, Manufacturers Products, Inc.
Began serving: January 1999                    (distributor of portable construction
                                               heaters); President, Portable Heater Parts, a
                                               division of Manufacturers Products, Inc.

                                               Previous Position: Vice President, Walsh
                                & Kelly, Inc.

------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
-----------------------------------------------   Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                                 Principal Occupations: Executive Vice President and Secretary of the
Birth Date: October 26, 1938                      Federated Fund Complex; Executive Vice President, Secretary and Director,
EXECUTIVE VICE PRESIDENT and SECRETARY            Federated Investors, Inc.
Began serving: October 1988
                                                  Previous Positions: Trustee, Federated Investment Management Company and
     Federated Investment Counseling; Director, Federated Global Investment
   Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas                                 Principal Occupations: Principal Financial Officer and Treasurer of the
Birth Date: June 17, 1954                         Federated Fund Complex; Senior Vice President, Federated Administrative
TREASURER                                         Services.
Began serving: November 1998
                                                  Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of
                                                  Federated Investors, Inc.

Richard B. Fisher                                 Principal Occupations: Vice Chairman or Vice President of some of the Funds
Birth Date: May 17, 1923                          in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.;
VICE PRESIDENT)                                   Chairman, Federated Securities Corp.
Began serving: October 1988
                                                  Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors,
                                                  Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959                    Principal Occupations:  Deborah A. Cunningham has been the Fund's Portfolio
CHIEF INVESTMENT OFFICER                          Manager since January 1994. Ms. Cunningham was named Chief Investment Officer
Began serving: May 2004                           of money market products in 2004. She joined Federated in 1981 and has been a
                                                  Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser
                                                  since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her
                                                  M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson                                    Principal Occupations:  Mary Jo Ochson was named Chief Investment Officer of
Birth Date: September 12, 1953                    tax-exempt fixed income products in 2004 and is  a Vice President of the
CHIEF INVESTMENT OFFICER and VICE PRESIDENT       Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager
Began serving: November 1998                      and a Senior Vice President of the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the
                                                  University of Pittsburgh.

Susan R. Hill                                     Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She
Birth Date: June 20, 1963                         is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has
VICE PRESIDENT                                    been a Senior Portfolio Manager since 2003 and a Senior Vice President of the
Began serving: May 2004                           Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until
                                                  2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997.
                                                  Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial
                                                  Administration from Carnegie Mellon University.

Jeff A. Kozemchak                                 Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined
Birth Date: January 15, 1960                      Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a
VICE PRESIDENT                                    Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio
Began serving: May 2004                           Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to
                                                  1998. Mr. Kozemchak is a
                                                  Chartered Financial Analyst
                                                  and received his M.S. in
                                                  Industrial Administration from
                                                  Carnegie Mellon University in
                                                  1987.

** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                                                     Meetings Held
Board                    Committee                                                                                                    During Last
------------------       Members                                  Committee Functions                                                 Fiscal Year
Committee
Executive                John F. Donahue                          In between meetings of the full Board, the Executive Committee          Six
                         John E. Murray, Jr., J.D.,               generally may exercise all the powers of the full Board in the
                         S.J.D.                                   management and direction of the business and conduct of the affairs of the
                                                                  Trust in such
                                                                  manner as the
                                                                  Executive
                                                                  Committee
                                                                  shall deem to
                                                                  be in the best
                                                                  interests of
                                                                  the Trust.
                                                                  However, the
                                                                  Executive
                                                                  Committee
                                                                  cannot elect
                                                                  or remove
                                                                  Board members,
                                                                  increase or
                                                                  decrease the
                                                                  number of
                                                                  Trustees,
                                                                  elect or
                                                                  remove any
                                                                  Officer,
                                                                  declare
                                                                  dividends,
                                                                  issue shares
                                                                  or recommend
                                                                  to
                                                                  shareholders
                                                                  any action
                                                                  requiring
                                                                  shareholder
                                                                  approval.

Audit                    Thomas G. Bigley                         The purposes of the Audit Committee are to oversee the                 Eleven
                         John T. Conroy, Jr.                      accounting and financial reporting process of the Fund, the
                         Nicholas P. Constantakis                 Fund`s internal control over financial reporting, and the
                         Charles F. Mansfield, Jr.                quality, integrity and independent audit of the Fund's
                                                                  financial
                                                                  statements.
                                                                  The Committee
                                                                  also oversees
                                                                  or assists the
                                                                  Board with the
                                                                  oversight of
                                                                  compliance
                                                                  with legal
                                                                  requirements
                                                                  relating to
                                                                  those matters,
                                                                  approves the
                                                                  engagement and
                                                                  reviews the
                                                                  qualifications,
                                                                  independence
                                                                  and
                                                                  performance of
                                                                  the Fund`s
                                                                  independent
                                                                  registered
                                                                  public
                                                                  accounting
                                                                  firm, acts as
                                                                  a liaison
                                                                  between the
                                                                  independent
                                                                  registered
                                                                  public
                                                                  accounting
                                                                  firm and the
                                                                  Board and
                                                                  reviews the
                                                                  Fund`s
                                                                  internal audit
                                                                  function.

Nominating               Thomas G. Bigley                         The Nominating Committee, whose members consist of all                  One
                         John T. Conroy, Jr.                      Independent Trustees, selects and nominates persons for
                         Nicholas P. Constantakis                 election to the Fund`s Board when vacancies occur. The
                         John F. Cunningham                       Committee will consider candidates recommended by
                         Peter E. Madden                          shareholders, Independent Trustees, officers or employees of
                         Charles F. Mansfield, Jr.                any of the Fund`s agents or service providers and counsel to
                         John E. Murray, Jr.                      the Fund. Any shareholder who desires to have an individual
                         Marjorie P. Smuts                        considered for nomination by the Committee must submit a
                         John S. Walsh                            recommendation in writing to the Secretary of the Fund, at the
                                                                  Fund 's
                                                                  address
                                                                  appearing on
                                                                  the back cover
                                                                  of this
                                                                  Statement of
                                                                  Additional
                                                                  Information.
                                                                  The
                                                                  recommendation
                                                                  should include
                                                                  the name and
                                                                  address of
                                                                  both the
                                                                  shareholder
                                                                  and the
                                                                  candidate and
                                                                  detailed
                                                                  information
                                                                  concerning the
                                                                  candidate's
                                                                  qualifications
                                                                  and
                                                                  experience. In
                                                                  identifying
                                                                  and evaluating
                                                                  candidates for
                                                                  consideration,
                                                                  the Committee
                                                                  shall consider
                                                                  such factors
                                                                  as it deems
                                                                  appropriate.
                                                                  Those factors
                                                                  will
                                                                  ordinarily
                                                                  include:
                                                                  integrity,
                                                                  intelligence,
                                                                  collegiality,
                                                                  judgment,
                                                                  diversity,
                                                                  skill,
                                                                  business and
                                                                  other
                                                                  experience,
                                                                  qualification
                                                                  as an
                                                                  "Independent
                                                                  Trustee," the
                                                                  existence of
                                                                  material
                                                                  relationships
                                                                  which may
                                                                  create the
                                                                  appearance of
                                                                  a lack of
                                                                  independence,
                                                                  financial or
                                                                  accounting
                                                                  knowledge and
                                                                  experience,
                                                                  and dedication
                                                                  and
                                                                  willingness to
                                                                  devote the
                                                                  time and
                                                                  attention
                                                                  necessary to
                                                                  fulfill Board
                                                                  responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Aggregate
                                                                                                                     Dollar Range of
                                                                            Dollar Range of                          Shares Owned in
Interested                                                                     Shares Owned                      Federated Family of
Board Member Name                                                                  in Fund[                     Investment Companies
John F. Donahue                                                             $10,001-$50,000                            Over $100,000
J. Christopher Donahue                                                                 None                            Over $100,000
Lawrence D. Ellis, M.D.                                                          $1-$10,000                            Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                                       None                            Over $100,000
John T. Conroy, Jr.                                                                    None                            Over $100,000
Nicholas P. Constantakis                                                               None                            Over $100,000
John F. Cunningham                                                                     None                            Over $100,000
Peter E. Madden                                                                        None                            Over $100,000
Charles F. Mansfield, Jr.                                                              None                            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                                      None                            Over $100,000
Marjorie P. Smuts                                                                      None                            Over $100,000
John S. Walsh                                                                          None                            Over $100,000
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                     Average Aggregate Daily
       Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1%
               on the first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

---------------------------------------        ----------------------------                   ------------------------      -----------------------
For the Year Ended July 31,                                2005                                         2004                         2003
Advisory Fee Earned                                    $1,1823,529                                   $2,355,559                   $3,184,856
Advisory Fee Reduction                                   $251,132                                     $573,497                     $253,152
Administrative Fee                                       $277,906                                        --                           --
12b-1 Fee:
  Class B Shares                                         $530,735                                        --                           --
  Class C Shares                                           $847                                          --                           --
Shareholder Services Fee:
   Class A Shares                                        $292,422                                        --                           --
   Class B Shares                                        $136,465                                        --                           --
   Class C Shares                                          $282                                          --                           --
   Class F Shares                                           --                                           --                           --

------------------------------------------------------------------------------------------------------------------------------
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                 -------------------------
                                                                       1 Year                   5 Years                10 Years
                                       7-Day Period
Class A Shares:
Total Return                                NA                         1.47%                     1.71%                  3.14%
Yield                                      2.42%                         NA                       NA                      NA
Effective Yield                            2.45%                         NA                       NA                      NA

------------------------------------------------------------------------------------------------------------------------------

                                 ------------------------
                                                                      1 Year                  5 Years                     10 Years
                                       7-Day Period
Class B Shares:
Total Return                                NA                       (4.88)%                   0.65%                       2.35%
Yield                                     1.52%                         NA                      NA                           NA
Effective Yield                           1.53%                         NA                      NA                           NA
                                                                                                                          Start of
                                 ------------------------                                                              Performance on
                                                                      1 Year                  5 Years                    (5/2/2005)
                                       7-Day Period
Class C Shares:
Total Return                                NA                          NA                      NA                        (0.67%)
Yield                                     1.52%                         NA                      NA                           NA
Effective Yield                           1.53%                         NA                      NA                           NA
                                                                                                                          Start of
                                 ------------------------                                                              Performance on
                                                                      1 Year                  5 Years                    (5/2/2005)
                                       7-Day Period
Class F Shares:
Total Return                                NA                          NA                      NA                        (0.44%)
Yield                                     2.42%                         NA                      NA                           NA
Effective Yield                           2.45%                         NA                      NA                           NA
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper,  Inc.  ranks  funds  in  various  fund  categories  based  on  total  return,  which  assumes  the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2005, are incorporated herein by reference to the Annual Report to Shareholders of
Liberty U.S. Government Money Market Trust dated July 31, 2005.

ADDRESSES

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

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APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN

State Street Bank and Trust Company

SECURITIES LENDING AGENT

None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

LEGAL COUNSEL

Reed Smith LLP

Dickstein Shapiro Morin & Oshinsky LLP

SERVICE PROVIDERS

Bloomberg

Factset

Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES

None

RATINGS AGENCIES

Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS

iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/ Thomson Financial

OTHER

Investment Company Institute

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Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less.

This Fund is available only to federally insured depository institutions including:

-banks;
-savings associations; and
-credit unions.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem and Exchange Shares 10

Account and Share Information 14

Who Manages the Fund? 15

Legal Proceedings 16

Financial Information 17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Fund's investment adviser (Adviser) deems to be adequately capitalized with a short term rating of Prime-1 by Moody's Investors Service (Moody's). Ordinarily, the Fund has a dollar-weighted average maturity between one and seven days.

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The Fund intends to invest in the securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation. The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's Shares are sold without sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2005 to June 30, 2005 was 1. 29%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.63% (quarter ended September 30 , 2000). Its lowest quarterly return was 0.22% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	1. 23%
5 Years	 2. 78%
10 Years	4. 12%
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The Fund's 7-Day Net Yield as of December 31, 2004 was 2. 11%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

LIQUID CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee [3]	0.25%
Other Expenses [4]	0.24%
Total Annual Fund Operating Expenses	0.89%

1 The percentages shown are based on expenses for the entire year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. As a result of contractual obligations and voluntary waivers, the Adviser, shareholder services provider and administrator waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.
Total Waivers and Reimbursement of Fund Expenses (contractual and voluntary)	0.72%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	0.17%
2 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. Pursuant to the investment adviser contract, the Adviser waived 0.10% of its management fee for the fiscal year ended July 31, 2005. In addition, the Adviser voluntarily waived 0.30% of its management fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The management fee paid by the Fund (after the contractual and voluntary waiver) was 0.00% for the fiscal year ended July 31, 2005.
3 Although not contractually obligated to do so, the Fund voluntarily elected not to accrue or charge its shareholder services fee during the fiscal year ended July 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee for the fiscal year ending July 31, 2006.
4 The administrator waived a portion of its fee and the Adviser reimbursed certain operating expenses of the fund. The administrator and Adviser can terminate this waiver and reimbursement at any time. Total other expenses paid by the Fund (after the waiver and reimbursement) were 0.17% for the fiscal year ended July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table, remain the same and are based upon the contractually imposed expense limitation of 0.45% plus interest, taxes, brokerage commissions, federal and state registration fees, withholding taxes, and extraordinary expenses. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$48
3 Years	$151
5 Years	$263
10 Years	$591

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Adviser deems to be adequately capitalized with a short-term rating of Prime-1 by Moody's. The Fund has a dollar-weighted average maturity of 90 days or less; ordinarily, the Fund will have a dollar-weighted average maturity between one and seven days.

The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

Loans of Federal Funds

Loans of federal funds are unsecured loans of money held in the Federal Reserve System to federally insured depository institutions. Typically, the term of these loans is one day. Loans of federal funds are subject to credit risk.

INVESTMENT RATINGS

Prime-1- Depository institutions (or related supporting institutions) receiving Prime-1 commercial paper ratings by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-Leading market positions in well-established industries;
-High rates of return on funds employed;
-Conservative capitalization structure with moderate reliance on debt and ample asset protection;
-Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
-Well-established access to a range of financial markets and assured sources of alternate liquidity.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to federally insured depository institutions, including banks, savings associations and credit unions directly or through investment professionals.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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-through an investment professional if you purchased Shares through an investment professional; or
-directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time ), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 3:00 p.m. (Eastern time ) and before the end of regular trading (normally 4:00 p.m. Eastern Time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

-Fund Name and Share Class, account number and account registration;
-amount to be redeemed or exchanged;
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 -signatures of all shareholders exactly as registered; and
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 -if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions.

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Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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 -your redemption will be sent to an address other than the address of record ;
 -your redemption will be sent to an address of record that was changed within the last 30 days ;
 -a redemption is payable to someone other than the shareholder(s) of record; or
 -if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

-an electronic transfer to your account at a financial institution that is an ACH member; or
-wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

-to allow your purchase to clear;
-during periods of market volatility; or
-when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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 -ensure that the account registrations are identical;
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 -meet any minimum initial investment requirements; and
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 -receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

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The Fund declares and compounds any dividends daily and pays them monthly to shareholders.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2005.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ( Funds ) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the year ended July 31, 2005 has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report. The information for prior years was audited by another independent registered public accounting firm.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended		Year Ended
	2005 [1]	2004	2003	2002	7/31/2001	[2]	3/31/2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.022	0.009	0.012	0.020	0.014		0.061
Less Distributions:
Distributions from net investment income	(0.022)	(0.009)	(0.012)	(0.020)	(0.014)		(0.061)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [3]	2.27%	0.91%	1.25%	2.04%	1.38%		6.30%

Ratios to Average Net Assets:
Expenses	0.17%	0.16%	0.16%	0.16%	0.16	% [4]	0.16%
Net investment income	2.28%	0.90%	1.24%	2.13%	4.12	% [4]	6.16%
Expense waiver/reimbursement [5]	0.30%	0.30%	0.30%	0.30%	0.30	% [4]	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,537	$93,831	$228,140	$242,443	$466,209		$403,579

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from March 31 to July 31.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further Information about the Fund's performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated' s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N757

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8050206A (9/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Liquid Cash Trust
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

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SEPTEMBER 30, 2005

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for
Liquid Cash Trust (Fund), dated September 30, 2005.

This SAI incorporates by reference the Funds Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS
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                                                 Addresses................................................................
                                                 Appendix.................................................................

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How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust
may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on April 11, 1980, was reorganized as a portfolio of the Trust on April 30, 1999.

The Funds investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuers earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A securitys yield measures the annual income earned on a security as a percentage of its price. A securitys yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

U.S.Treasury Securities
U.S.Treasury securities are direct obligations of the federal government of the United States. U.S.Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the
Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance
Corporation, Farmers Home Administration, Federal Financing Bank, General Services Administration, Department of Housing
and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits.  For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home
Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley
Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.  These include the Farm Credit System, Financing Corporation, and Resolution Funding
Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.  Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and bankers acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S.
branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
  For purposes of applying the Funds concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out it investment policies and managing its uninvested cash.  These other investment companies are managed independently of the Fund and incur additional expenses.  Therefore, any such investment by the Fund may be subject to duplicate expenses.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
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SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Funds return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Funds custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Loans of Federal Funds
Loans of federal funds are unsecured loans of money held in the Federal Reserve System to federally insured depository institutions. Typically, the term of these loans is one day. Loans of federal funds are subject to credit risk.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the
Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, or set aside readily marketable securities with a value that equals or exceeds the Funds obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc.
(Federated) administers the program according to procedures approved by the Funds Board of Trustees (the Board), and the
Board monitors the operation of the program. Any inter- fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.
  For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from failed trades. All inter-fund loans must be repaid in seven days or less. The Funds participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan
Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Funds principal risks are described in its prospectus. Additional risk factors are outlined below.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Funds risk of loss and potential for gain.

Sector Risks
  A substantial part of the Funds portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business political or other developments which generally affect these issuers. Developments affecting companies in the banking industry might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
If an issuer defaults, the Fund will lose money.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY
The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.
The fundamental investment objective and policy may not be changed by the Funds Board without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not purchase any portfolio instrument on margin or sell any portfolio instrument short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

Borrowing Money
The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio investments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any assets except in connection with any borrowing described above and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Funds total assets at the time of such borrowing.

Investing in Commodities
The Fund will not invest in commodities, commodity contracts or real estate, except that it may purchase portfolio instruments issued by companies which invest in or sponsor interests therein.

Underwriting
The Fund will not engage in underwriting of portfolio instruments issued by others.

Lending
The Fund will not lend any of its assets, except that it may participate in the Federal funds market and purchase or hold portfolio instruments, to include repurchase agreements, permitted by its investment objective and policies.

Issuing Senior Securities
The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Fund.

Diversification
The Fund is a diversified company within the meaning of the Investment Company Act of 1940 (1940 Act), as amended, and any rules, regulations, or interpretations thereunder.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

  The above limitations cannot be changed unless authorized by the Board and by the vote of a majority of its outstanding voting securities, as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities which are subject to restrictions on resale under federal securities law. The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Board. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of
Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV)
is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Funds portfolio by the
NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Funds investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

How is the Fund Sold?

Under the Distributors Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institutions organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institutions organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of
Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institutions mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

>/R<

Subaccounting Services

Certain investment professionals may wish to use the transfer agents subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered.
Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trusts obligations, the Trust is required by the
Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

>R<As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Broadway National Bank, San Antonio, TX, owned approximately 20,000,000 Shares (17.47%); Aberdeen
Proving Ground FCU, Aberdeen, MD, owned approximately 15,831,426 Shares (13.83%) and Chartway Federal Credit Union, Virginia
Beach, VA, owned approximately 15,000,000 Shares (13.11%). >/R<

Tax Information

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trusts other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES
>R<

The Board is responsible for managing the Trusts business affairs and for exercising all the Trusts powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the
Fund. Where required, the tables separately list Board members who are interested persons of the Fund (i.e., Interested
Board members) and those who are not (i.e., Independent Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the
Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Funds Board and Officers as a group owned less than 1% of the Funds outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                    ------------------------
                                                                                                               -------------------------------

------------------------------

             Name
          Birth Date                                                                       Aggregate                 Total Compensation
           Address                 Principal Occupation(s) for Past Five Years,           Compensation                 From Trust and
  Positions Held with Trust           Other Directorships Held and Previous                From Fund                    Fund Complex
      Date Service Began                           Position(s)                         (past fiscal year)           (past calendar year)
John F. Donahue*                 Principal Occupations: Chairman and Director or               $0                            $0
Birth Date: July 28, 1924        Trustee of the Federated Fund Complex; Chairman
CHAIRMAN AND TRUSTEE             and Director, Federated Investors, Inc.
Began serving: October 1988
                                 Previous Positions: Trustee, Federated
                                 Investment Management Company and Chairman and
                                 Director, Federated Investment Counseling.

J. Christopher Donahue*          Principal Occupations: Principal Executive                    $0                            $0
Birth Date: April 11, 1949       Officer and President of the Federated Fund
PRESIDENT AND TRUSTEE            Complex; Director or Trustee of some of the
Began serving: April 1989        Funds in the Federated Fund Complex; President,
                                 Chief Executive Officer and Director, Federated
                                 Investors, Inc.; Chairman and Trustee,
                                 Federated Investment Management Company;
                                 Trustee, Federated Investment Counseling;
                                 Chairman and Director, Federated Global
                                 Investment Management Corp.; Chairman,
                                 Federated Equity Management Company of
                                 Pennsylvania, Passport Research, Ltd. and
                                 Passport Research II, Ltd.; Trustee, Federated
                                 Shareholder Services Company; Director,
                                 Federated Services Company.

                                 Previous Positions: President, Federated
                                 Investment Counseling; President and Chief
                                 Executive Officer, Federated Investment
                                 Management Company, Federated Global Investment
                                 Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*         Principal Occupations: Director or Trustee of              $117.40                       $148,500
Birth Date: October 11, 1932     the Federated Fund Complex; Professor of
3471 Fifth Avenue                Medicine, University of Pittsburgh; Medical
Suite 1111                       Director, University of Pittsburgh Medical
Pittsburgh, PA                   Center Downtown; Hematologist, Oncologist and
TRUSTEE                          Internist, University of Pittsburgh Medical
Began serving: October 1988      Center.

                                 Other Directorships Held: Member, National
                                 Board of Trustees, Leukemia Society of America.

                                 Previous Positions: Trustee, University of
                                 Pittsburgh; Director, University of Pittsburgh
                                 Medical Center.

*  Family relationships and reasons for interested status: John F. Donahue is the father of J.Christopher Donahue; both are interested due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is interested because his son-in-law is employed by the Funds principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                            -----------------------

--------------------------------
                                                                                                                      -------------------------

Name
Birth Date                                                                                         Aggregate             Total Compensation
Address                                 Principal Occupation(s) for Past Five Years,             Compensation              From Trust and
Positions Held with Trust               Other Directorships Held and Previous                      From Fund           Federated Fund Complex
Date Service Began                      Position(s)                                           (past fiscal year)        (past calendar year)
Thomas G. Bigley                        Principal Occupation: Director or Trustee of                $129.13                   $163,350
Birth Date: February 3, 1934            the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                          Other Directorships Held: Director, Member of
TRUSTEE                                 Executive Committee, Childrens Hospital of
Began serving: November 1994            Pittsburgh; Director, University of Pittsburgh.

                                        Previous Position: Senior Partner, Ernst &
                                        Young LLP.

John T. Conroy, Jr.                     Principal Occupations: Director or Trustee of               $129.13                   $163,350
Birth Date: June 23, 1937               the Federated Fund Complex; Chairman of the
Investment Properties                   Board, Investment Properties Corporation;
Corporation                             Partner or Trustee in private real estate
3838 North Tamiami Trail                ventures in Southwest Florida.
Suite 402
Naples, FL                              Previous Positions: President, Investment
TRUSTEE                                 Properties Corporation; Senior Vice President,
Began serving: August 1991              John R. Wood and Associates, Inc., Realtors;
                                        President, Naples Property Management, Inc.
                                        and Northgate Village Development Corporation.

Nicholas P. Constantakis                Principal Occupation: Director or Trustee of                $129.13                   $163,350
Birth Date: September 3, 1939           the Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                          Other Directorships Held: Director and Member
TRUSTEE                                 of the Audit Committee, Michael Baker
Began serving: October 1999             Corporation (engineering and energy services
                                        worldwide).

                                        Previous Position: Partner, Anderson Worldwide
                                        SC.

John F. Cunningham                      Principal Occupation: Director or Trustee of                $117.40                   $148,500
Birth Date: March 5, 1943               the Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                          Other Directorships Held: Chairman, President
TRUSTEE                                 and Chief Executive Officer, Cunningham &
Began serving: January 1999             Co., Inc. (strategic business consulting);
                                        Trustee Associate, Boston College.

                                        Previous Positions: Director, Redgate
                                        Communications and EMC Corporation (computer
                                        storage systems); Chairman of the Board and
                                        Chief Executive Officer, Computer Consoles,
                                        Inc.; President and Chief Operating Officer,
                                        Wang Laboratories; Director, First National
                                        Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden                         Principal Occupation: Director or Trustee of                $117.40                   $148,500
Birth Date: March 16, 1942              the Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                      Other Directorships Held: Board of Overseers,
Palm Beach, FL                          Babson College.
TRUSTEE
Began serving: August  1991             Previous Positions: Representative,
                                        Commonwealth of Massachusetts General Court;
                                        President, State Street Bank and Trust Company
                                        and State Street Corporation (retired);
                                        Director, VISA USA and VISA International;
                                        Chairman and Director, Massachusetts Bankers
                                        Association; Director, Depository Trust
                                        Corporation; Director, The Boston Stock
                                        Exchange.

Charles F. Mansfield, Jr.               Principal Occupations: Director or Trustee of               $129.13                   $163,350
Birth Date: April 10, 1945              the Federated Fund Complex; Management
80 South Road                           Consultant; Executive Vice President, DVC
Westhampton Beach, NY                   Group, Inc. (marketing, communications and
TRUSTEE                                 technology) (prior to 9/1/00).
Began serving: January 1999
                                        Previous Positions: Chief Executive Officer,
                                        PBTC International Bank; Partner, Arthur Young
                                        & Company (now Ernst & Young LLP);
                                        Chief Financial Officer of Retail Banking
                                        Sector, Chase Manhattan Bank; Senior Vice
                                        President, HSBC Bank USA (formerly, Marine
                                        Midland Bank); Vice President, Citibank;
                                        Assistant Professor of Banking and Finance,
                                        Frank G. Zarb School of Business, Hofstra
                                        University.

John E. Murray, Jr., J.D.,              Principal Occupations: Director or Trustee of               $140.87                   $178,200
S.J.D.                                  the Federated Fund Complex; Chancellor and Law
Birth Date: December 20, 1932           Professor, Duquesne University; Partner,
Chancellor, Duquesne University         Murray, Hogue & Lannis.
Pittsburgh, PA
TRUSTEE                                 Other Directorships Held: Director, Michael
Began serving: February 1995            Baker Corp. (engineering, construction,
                                        operations and technical services).

                                        Previous Positions: President, Duquesne
                                        University; Dean and Professor of Law,
                                        University of Pittsburgh School of Law; Dean
                                        and Professor of Law, Villanova University
                                        School of Law.

Marjorie P. Smuts                       Principal Occupations:  Director or Trustee of              $117.40                   $148,500
Birth Date: June 21, 1935               the Federated Fund Complex; Public
4905 Bayard Street                      Relations/Marketing Consultant/Conference
Pittsburgh, PA                          Coordinator.
TRUSTEE
Began serving: October  1988            Previous Positions: National Spokesperson,
                                        Aluminum Company of America; television
                                        producer; President, Marj Palmer Assoc.;
                                        Owner, Scandia Bord.

John S. Walsh                           Principal Occupations:  Director or Trustee of              $117.40                   $148,500
Birth Date: November 28, 1957           the Federated Fund Complex; President and
2604 William Drive                      Director, Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                          construction temporary heaters); President and
TRUSTEE                                 Director, Manufacturers Products, Inc.
Began serving: January 1999             (distributor of portable construction
                                        heaters); President, Portable Heater Parts, a
                                        division of Manufacturers Products, Inc.

                                        Previous Position: Vice President, Walsh &
                                        Kelly, Inc.

OFFICERS**
------------------------------------------------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Trust
------------------------------------------------   Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                                  Principal Occupations: Executive Vice President and Secretary of the Federated
Birth Date: October 26, 1938                       Fund Complex; Executive Vice President, Secretary and Director, Federated
EXECUTIVE VICE PRESIDENT AND SECRETARY             Investors, Inc.
Began serving: October 1988
                                                   Previous Positions: Trustee, Federated Investment Management Company and
                                                   Federated Investment Counseling; Director, Federated Global Investment
                                                   Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas                                  Principal Occupations: Principal Financial Officer and Treasurer of the
Birth Date: June 17, 1954                          Federated Fund Complex; Senior Vice President, Federated Administrative
TREASURER                                          Services.
Began serving: November 1998
                                                   Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of
                                                   Federated Investors, Inc.

Richard B. Fisher                                  Principal Occupations: Vice Chairman or Vice President of some of the Funds in
Birth Date: May 17, 1923                           the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                                     Federated Securities Corp.
Began serving: October 1988
                                                   Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.
                                                   and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959                     Principal Occupations:  Deborah A. Cunningham  was named Chief Investment
CHIEF INVESTMENT OFFICER                           Officer of money market products in 2004. She joined Federated in 1981 and has
Began serving: May 2004                            been a Senior Portfolio Manager and a Senior Vice President of the Funds
                                                   Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson                                     Principal Occupations:  Mary Jo Ochson  was named Chief Investment Officer of
Birth Date: September 12, 1953                     tax-exempt fixed income products in 2004 and is  a Vice President of the Trust.
CHIEF INVESTMENT OFFICER AND VICE PRESIDENT        She joined Federated in 1982 and has been a Senior Portfolio Manager and a
Began serving: November 1998                       Senior Vice President of the Funds Adviser since 1996.  Ms. Ochson is a
                                                   Chartered Financial Analyst and received her M.B.A. in Finance from the
                                                   University of Pittsburgh.

Susan R. Hill                                      Susan R. Hill has been the Funds Portfolio Manager since January 1994.  She is
Birth Date: June 20, 1963                          Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a
VICE PRESIDENT                                     Senior Portfolio Manager since 2003 and a Senior Vice President of the Funds
Began serving: May 2004                            Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Funds Adviser from 1997 until 2004 and an
                                                   Assistant Vice President of the Funds Adviser from 1994 until 1997.  Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial
                                                   Administration from Carnegie Mellon University.

Jeff A. Kozemchak                                  Jeff A. Kozemchak is Vice President of the Trust.  Mr. Kozemchak joined
Birth Date: January 15, 1960                       Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a
VICE PRESIDENT                                     Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio
Began serving: May 2004                            Manager until 1996 and a Vice President of the Funds Adviser from 1993 to 1998.
                                                   Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in
                                                   Industrial Administration from Carnegie Mellon University in 1987.

** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------
>/R<


COMMITTEES OF THE BOARD
                                                                                                                                  Meetings Held
Board Committee          Committee                                                                                                 During Last
                         Members                            Committee Functions                                                    Fiscal Year
Executive                John F. Donahue                    In between meetings of the full Board, the Executive                      Seven
                         John E. Murray, Jr., J.D.,         Committee generally may exercise all the powers of the full
                         S.J.D.                             Board in the management and direction of the business and
                                                            conduct of the affairs of the Trust in such manner as the
                                                            Executive Committee shall deem to be in the best interests of the Trust.  However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of
                                                            Trustees, elect or remove any Officer, declare dividends,
                                                            issue shares or recommend to shareholders any action
                                                            requiring shareholder approval.

Audit                    Thomas G. Bigley                   The purposes of the Audit Committee are to oversee the                    Nine
                         John T. Conroy, Jr.                accounting and financial reporting process of the Fund, the
                         Nicholas P. Constantakis           Funds internal control over financial reporting, and the
                         Charles F. Mansfield, Jr.          quality, integrity and independent audit of the Funds
                                                            financial statements.  The Committee also oversees or assists the Board with the oversight of compliance with legal
                                                            requirements relating to those matters, approves the
                                                            engagement and reviews the qualifications, independence and performance of the Funds independent registered public
                                                            accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Funds internal audit function.

Nominating               Thomas G. Bigley                   The Nominating Committee, whose members consist of all                     Two
                         John T. Conroy, Jr.                Independent Trustees, selects and nominates persons for
                         Nicholas P. Constantakis           election to the Funds Board when vacancies occur. The
                         John F. Cunningham                 Committee will consider candidates recommended by
                         Peter E. Madden                    shareholders, Independent Trustees, officers or employees of
                         Charles F. Mansfield, Jr.          any of the Funds agents or service providers and counsel to
                         John E. Murray, Jr.                the Fund. Any shareholder who desires to have an individual
                         Marjorie P. Smuts                  considered for nomination by the Committee must submit a
                         John S. Walsh                      recommendation in writing to the Secretary of the Fund, at the Funds address appearing on the back cover of this
                                                            Statement of Additional Information. The recommendation
                                                            should include the name and address of both the shareholder and the candidate and detailed information concerning the
                                                            candidates qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate.  Those factors will ordinarily include:  integrity, intelligence,
                                                            collegiality, judgment, diversity, skill, business and other experience, qualification as an Independent Trustee the
                                                            existence of material relationships which may create the
                                                            appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board
                                                            responsibilities.

------------------------------------------------------------------------------------------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31,
2004
                                                                                                                    Aggregate
                                                                                                              Dollar Range of
                                                                       Dollar Range of                        Shares Owned in
Interested                                                                Shares Owned                    Federated Family of
Board Member Name                                                              in Fund                   Investment Companies
John F. Donahue                                                                   None                          Over $100,000
J. Christopher Donahue                                                            None                          Over $100,000
Lawrence D. Ellis, M.D.                                                           None                          Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                                  None                          Over $100,000
John T. Conroy, Jr.                                                               None                          Over $100,000
Nicholas P. Constantakis                                                          None                          Over $100,000
John F. Cunningham                                                                None                          Over $100,000
Peter E. Madden                                                                   None                          Over $100,000
                                                                                                                    >R<
-----------------------------------------------------------                                                     Over $100,000
                                                                                  None                             >/R<
Charles F. Mansfield, Jr.
John E. Murray, Jr., J.D., S.J.D.                                                 None                          Over $100,000
Marjorie P. Smuts                                                                 None                          Over $100,000
John S. Walsh                                                                     None                          Over $100,000

INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Funds aggregate annual operating expenses above
0.45% of its average daily net assets. The Funds operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds portfolio.  The Board has also approved the Advisers policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Advisers general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a companys board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a poison pill).  The
Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the companys corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the
Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a companys board.  The Adviser believes that a companys board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares illiquid for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the
Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research
Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committees directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting
Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the
Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC.  The Advisers proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy
Committee has this type of significant business relationship, is referred to as an Interested Company.

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the
Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the
Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy
Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy
Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Funds Board information regarding: the significant business relationship; any material communication with the
Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Funds proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders meeting called by such investment company, unless otherwise directed by the
Board.

>R<
Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SECs website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Funds portfolio holdings is available in the Products section of Federateds website at
FederatedInvestors.com. A complete listing of the Funds portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include the effective average maturity of the Funds portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

To access this information from the Products section of the website, click on Portfolio Holdings and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the Products section, and from the Funds page click on the Portfolio Holdings or Composition link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the Products section of the website portfolio information as of the end of the Funds fiscal quarters.  The Funds annual and semiannual reports, which contain complete listings of the Funds portfolio holdings as of the end of the Funds second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on
Prospectuses and Regulatory Reports and selecting the link to the appropriate PDF.  Complete listings of the Funds portfolio holdings as of the end of the Funds first and third fiscal quarters may be accessed by selecting Portfolio
Holdings from the Products section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SECs website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Funds portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide interest lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the
Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

>/R<

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services
(including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                                  Average Aggregate Daily
           Maximum Administrative Fee                                        Net Assets of the Federated Funds
                  0.150 of 1%                                                     on the first $5 billion
                  0.125 of 1%                                                     on the next $5 billion
                  0.100 of 1%                                                     on the next $10 billion
                  0.075 of 1%                                                   on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Funds portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Funds registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds financial statements and financial highlights are free of material misstatement. >/R<


FEES PAID BY THE FUND FOR SERVICES

---------------------------------------                 2005                                2004                -----------------------
For  the Year Ended July 31                                                                                              2003
Advisory Fee Earned                                   $485,680                            $652,882                     $959,783
Advisory Fee Reduction                                 485,680                            652,882                       931,162
Administrative Fee                                     126,215                            123,852                       180,439
Shareholder Services Fee                                  _                                  _                             _
>/R<
------------------------------------------------------------------------------------------------------------------------------

If the Funds expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SECs standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

 The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
>R<Total returns are given for the one-year, five-year and ten-year periods ended July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                       7-Day Period                         1 Year                    5 Years              10 Years
Total Return                                N/A                             2.27%                      2.39%                 3.92%
Yield                                      3.17%                             N/A                        N/A                   N/A
Effective Yield                            3.22%                             N/A                        N/A                   N/A

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a
$10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of
Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with
$10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the base period. This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the accounts value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o        charts, graphs and illustrations using the Funds returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o        discussions of economic, financial and political developments and their impact on the securities market, including the portfolio managers views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNets Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.s Money Market
Insight publication reports monthly and 12-month-to-date investmentresults for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

>R<

Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in
Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government,
11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and
$58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F.
Auth, CFA, for Global Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA, for Tax Free Fixed
Income; and Deborah A. Cunningham, CFA, for Money Market Funds.

>/R<

Financial Information

>R<The Financial Statements for the Fund for the fiscal year ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of Liquid Cash Trust dated July 31, 2005. >/R<

Addresses

LIQUID CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
>R<

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

>/R<

>R<

Appendix

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Not Applicable

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
Not Applicable

RATINGS AGENCIES
Standard & Poors

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

>/R<

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

PROSPECTUS


September 30, 2005


A money market mutual fund seeking to provide high current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS


Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	3
What are the Fund’s Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	5
What Do Shares Cost?	6
How is the Fund Sold?	6
How to Purchase Shares	7
How to Redeem and Exchange Shares	10
Account and Share Information	13
Who Manages the Fund?	15
Legal Proceedings	15
Financial Information	17


Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less; portfolio securities will have a maturity of 397 days or less.


The Fund intends to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Bank System and the Tennessee Valley Authority. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table




Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.


The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.12%.


Within the period shown in the bar chart, the Fund’s highest quarterly return was 1.56% (quarter ended September 30, 2000). Its lowest quarterly return was 0.15% (quarter ended March 31, 2004).


Average Annual Total Return Table


The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2004.

Calendar Period	Fund

1 Year	0.92%

5 Years	2.56%

10 Years	3.84%


The Fund’s 7-Day Net Yield as of December 31, 2004 was 1.76%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

TRUST FOR GOVERNMENT CASH RESERVES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.29%
Total Annual Fund Operating Expenses	0.94%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.48%
Total Actual Annual Fund Operating Expenses (after waivers)	0.46%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.19% for the fiscal year ended July 31, 2005.

3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 2005.

4 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.27% for the fiscal year ended July 31, 2005.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$96

3 Years	$300

5 Years	$520

10 Years	$1,155


What are the Fund’s Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. Portfolio securities will have a maturity of 397 days or less. The dollar-weighted average maturity of the Fund’s portfolio will be 90 days or less.

The Fund’s investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rate; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to government securities in its name, it will notify shareholders in advance of any changes in its investment policies that would enable it to normally invest less than 80% of its assets in U.S. government securities.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the prices of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What Do Shares Cost?


You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 2:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, and custodians of public funds, or to individuals, directly or through investment professionals.


The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


SERVICE FEES


The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS


The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.


These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.


How to Purchase Shares


You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution’s agreement or materials describing this service.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

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If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 2:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 2:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include effective average maturity of the Fund’s portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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For the fiscal year ended July 31, 2005, this information has been audited by Ernst & Young LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. The information for prior years was audited by another independent registered public accounting firm.

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Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005 [1]	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.006	0.010	0.020	0.052
Net realized and unrealized gain on investments	--	--	--	0.000 [2]	--

TOTAL FROM INVESTMENT OPERATIONS	0.019	0.006	0.010	0.020	0.052

Less Distributions:
Distributions from net investment income	(0.019)	(0.006)	(0.010)	(0.020)	(0.052)
Distributions from net realized gain on investments	--	--	--	(0.000)[2]	--

TOTAL DISTRIBUTIONS	(0.019)	(0.006)	(0.010)	(0.020)	(0.052)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.91%	0.63%	1.00%	1.97%	5.38%

Ratios to Average Net Assets:

Expenses	0.46%	0.46%	0.46%	0.46%	0.46%

Net investment income	1.81%	0.62%	1.00%	1.94%	5.33%

Expense waiver/reimbursement[4]	0.48%	0.40%	0.34%	0.33%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$82,575	$122,904	$198,983	$214,479	$276,936

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1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

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2 Represents less than $0.001.

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3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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Federated Investors
World-Class Investment Manager

Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Cusip 60934N773

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9022103A (9/05)

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TRUST FOR GOVERNMENT CASH RESERVES
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

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SEPTEMBER 30, 2005

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Trust for Government Cash Reserves
(Fund), dated September 30, 2005. This SAI incorporates by reference the Fund's
Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS

                                                 How is the Fund Organized?..............................................1
                                                 -------------------------------------------------------------------------
                                                 Securities in Which the Fund Invests....................................1
                                                 -------------------------------------------------------------------------
                                                 How is the Fund Sold?...................................................4
                                                 -------------------------------------------------------------------------
                                                 Subaccounting Services..................................................5
                                                 -------------------------------------------------------------------------
                                                 Redemption in Kind......................................................5
                                                 -------------------------------------------------------------------------
                                                 Massachusetts Partnership Law...........................................6
                                                 -------------------------------------------------------------------------
                                                 Account and Share Information...........................................6
                                                 -------------------------------------------------------------------------
                                                 Tax Information.........................................................6
                                                 -------------------------------------------------------------------------
                                                 Who Manages and Provides Services to the Fund?..........................6
                                                 -------------------------------------------------------------------------
                                                 How Does the Fund Measure Performance?.................................16
                                                 -------------------------------------------------------------------------
                                                 Who is Federated Investors, Inc.?......................................17
                                                 -------------------------------------------------------------------------
                                                 Financial Information..................................................18
                                                 -------------------------------------------------------------------------
                                                 Addresses................................................................
                                                 -------------------------------------------------------------------------
                                                 Appendix.................................................................
                                                 -------------------------------------------------------------------------

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 30, 1975, was reorganized as a portfolio of the Trust on April 26, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the
U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System and
Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

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Certain Treasury securities or agency securities in which the Fund invests may be zero coupon securities and/or callable securities:

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ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rates and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

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CALLABLE SECURITIES
Certain Treasury or agency securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.
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SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees (the "Board"), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transactions or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's fundamental investment objective is to provide high current income consistent with stability of principal and liquidity. The investment objective may not be changed by the Fund's Board of Trustees (the "Board") without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

Issuing Senior Securities
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

Borrowing Money
The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the
Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

Lending
The Fund will not lend any of its assets except that it may purchase or hold
U.S. government securities, permitted by its investment objective, policies and limitations.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration
The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S.
government is not considered to be an industry.

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." In addition, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.

For purposes of the commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Palmer & Dodge
Fiduciary Account, Boston, MA, owned approximately 21,606,309 Shares (24.55%);
Musco & Co., Muscatine, IA, owned approximately 14,341,525 Shares (16.30%);
Taylor & Co., Los Angeles, CA, owned approximately 11,834,066 Shares
(13.45%); Naban & Co., Nazareth, PA, owned approximately 8,929,228 Shares
(10.15%); and Burlington Bank & Trust, Burlington, VA, owned approximately
4,446,784 Shares (5.05%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                    ---------------------

------------------------------------
                                                                                                                                 -------------------------

                Name
             Birth Date                          Principal Occupation(s) for Past Five                    Aggregate                 Total Compensation
              Address                                            Years,                                 Compensation                  From Trust and
     Positions Held with Trust                   Other Directorships Held and Previous                    From Fund               Federated Fund Complex
         Date Service Began                                   Position(s)                            (past fiscal year)            (past calendar year)
John F. Donahue*                              Principal Occupations: Chairman and                            $0                             $0
Birth Date: July 28, 1924                     Director or Trustee of the Federated Fund
CHAIRMAN AND TRUSTEE                          Complex; Chairman and Director, Federated
Began serving: October 1988                   Investors, Inc.

                                              Previous Positions: Trustee, Federated
                                              Investment Management Company and Chairman
                       and Director, Federated Investment
                                              Counseling.

J. Christopher Donahue*                       Principal Occupations: Principal Executive                     $0                             $0
Birth Date: April 11, 1949                    Officer and President of the Federated Fund
PRESIDENT AND TRUSTEE                         Complex; Director or Trustee of some of the
Began serving: April 1989                     Funds in the Federated Fund Complex;
                                              President, Chief Executive Officer and
                                              Director, Federated Investors, Inc.;
                                              Chairman and Trustee, Federated Investment
                                              Management Company; Trustee, Federated
                                              Investment Counseling; Chairman and
                                              Director, Federated Global Investment
                                              Management Corp.; Chairman, Federated
                                              Equity Management Company of Pennsylvania,
                                              Passport Research, Ltd. and Passport
                                              Research II, Ltd.; Trustee, Federated
                                              Shareholder Services Company; Director,
                                              Federated Services Company.

                                              Previous Positions: President, Federated
                                              Investment Counseling; President and Chief
                                              Executive Officer, Federated Investment
                                              Management Company, Federated Global
                                              Investment Management Corp. and Passport
                                              Research, Ltd.

Lawrence D. Ellis, M.D.*                      Principal Occupations: Director or Trustee                   $103.91                       $148,500
Birth Date: October 11, 1932                  of the Federated Fund Complex; Professor of
3471 Fifth Avenue                             Medicine, University of Pittsburgh; Medical
Suite 1111                                    Director, University of Pittsburgh Medical
Pittsburgh, PA                                Center Downtown; Hematologist, Oncologist
TRUSTEE                                       and Internist, University of Pittsburgh
Began serving: October 1988                   Medical Center.

                                              Other Directorships Held: Member, National
                                              Board of Trustees, Leukemia Society of
                                              America.

                                              Previous Positions: Trustee, University of
                       Pittsburgh; Director, University of
                           Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                          ---------------------

------------------------------------                                                                                                 -------------------------

                Name
             Birth Date                                                                                         Aggregate               Total Compensation
              Address                           Principal Occupation(s) for Past Five Years,                  Compensation                From Trust and
     Positions Held with Trust                      Other Directorships Held and Previous                       From Fund             Federated Fund Complex
         Date Service Began                                      Position(s)                               (past fiscal year)          (past calendar year)
Thomas G. Bigley                               Principal Occupation: Director or Trustee of                      $114.30                     $163,350
Birth Date: February 3, 1934                   the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                                 Other Directorships Held: Director, Member of
              TRUSTEE Executive Committee, Children's Hospital of
  Began serving: November 1994 Pittsburgh; Director, University of Pittsburgh.

                                               Previous Position: Senior Partner, Ernst &
                                               Young LLP.

John T. Conroy, Jr.                            Principal Occupations: Director or Trustee of                     $114.30                     $163,350
Birth Date: June 23, 1937                      the Federated Fund Complex; Chairman of the
Investment Properties Corporation              Board, Investment Properties Corporation;
3838 North Tamiami Trail                       Partner or Trustee in private real estate
Suite 402                                      ventures in Southwest Florida.
Naples, FL
TRUSTEE                                        Previous Positions: President, Investment
Began serving: August 1991                     Properties Corporation; Senior Vice President,
                                               John R. Wood and Associates, Inc., Realtors;
                                               President, Naples Property Management, Inc.
                                               and Northgate Village Development Corporation.

Nicholas P. Constantakis                       Principal Occupation: Director or Trustee of                      $114.30                     $163,350
Birth Date: September 3, 1939                  the Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                                 Other Directorships Held: Director and Member
TRUSTEE                                        of the Audit Committee, Michael Baker
Began serving: October 1999                    Corporation (engineering and energy services
                                               worldwide).

                                               Previous Position: Partner, Anderson Worldwide
                                               SC.

John F. Cunningham                             Principal Occupation: Director or Trustee of                      $103.91                     $148,500
Birth Date: March 5, 1943                      the Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                                 Other Directorships Held: Chairman, President
TRUSTEE                                        and Chief Executive Officer, Cunningham &
Began serving: January 1999                    Co., Inc. (strategic business consulting);
                                               Trustee Associate, Boston College.

                                               Previous Positions: Director, Redgate
                                               Communications and EMC Corporation (computer
                                               storage systems); Chairman of the Board and
                                               Chief Executive Officer, Computer Consoles,
                                               Inc.; President and Chief Operating Officer,
                                               Wang Laboratories; Director, First National
                                               Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden                                Principal Occupation: Director or Trustee of                      $103.91                     $148,500
Birth Date: March 16, 1942                     the Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                             Other Directorships Held: Board of Overseers,
Palm Beach, FL                                 Babson College.
TRUSTEE
Began serving: August 1991                     Previous Positions: Representative,
                                               Commonwealth of Massachusetts General Court;
                                               President, State Street Bank and Trust Company
                                               and State Street Corporation (retired);
                                               Director, VISA USA and VISA International;
                                               Chairman and Director, Massachusetts Bankers
                                               Association; Director, Depository Trust
                                               Corporation; Director, The Boston Stock
                                               Exchange.

Charles F. Mansfield, Jr.                      Principal Occupations: Director or Trustee of                     $114.30                     $163,350
Birth Date: April 10, 1945                     the Federated Fund Complex; Management
80 South Road                                  Consultant; Executive Vice President, DVC
Westhampton Beach, NY                          Group, Inc. (marketing, communications and
TRUSTEE                                        technology) (prior to 9/1/00).
Began serving: January 1999
                                               Previous Positions: Chief
                                               Executive Officer, PBTC
                                               International Bank; Partner,
                                               Arthur Young & Company (now
                                               Ernst & Young LLP); Chief
                                               Financial Officer of Retail
                                               Banking Sector, Chase Manhattan
                                               Bank; Senior Vice President, HSBC
                                               Bank USA (formerly, Marine
                                               Midland Bank); Vice President,
                                               Citibank; Assistant Professor of
                                               Banking and Finance, Frank G.
                                               Zarb School of Business, Hofstra
                                               University.

John E. Murray, Jr., J.D., S.J.D.              Principal Occupations: Director or Trustee of                     $124.69                     $178,200
Birth Date: December 20, 1932                  the Federated Fund Complex; Chancellor and Law
Chancellor, Duquesne University                Professor, Duquesne University; Partner,
Pittsburgh, PA                                 Murray, Hogue & Lannis.
TRUSTEE
Began serving: February 1995                   Other Directorships Held: Director, Michael
                                               Baker Corp. (engineering, construction,
                                               operations and technical services).

                                               Previous Positions: President, Duquesne
                                               University; Dean and Professor of
                                               Law, University of Pittsburgh
                                               School of Law; Dean and Professor
                                               of Law, Villanova University
                                               School of Law.

Marjorie P. Smuts                              Principal Occupations:  Director or Trustee of                    $103.91                     $148,500
Birth Date: June 21, 1935                      the Federated Fund Complex; Public
4905 Bayard Street                             Relations/Marketing Consultant/Conference
Pittsburgh, PA                                 Coordinator.
TRUSTEE
Began serving: October 1988                    Previous Positions: National Spokesperson,
                                               Aluminum Company of America; television
                                               producer; President, Marj Palmer Assoc.;
                                               Owner, Scandia Bord.

John S. Walsh                                  Principal Occupations:  Director or Trustee of                    $103.91                     $148,500
Birth Date: November 28, 1957                  the Federated Fund Complex; President and
2604 William Drive                             Director, Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                                 construction temporary heaters); President and
TRUSTEE                                        Director, Manufacturers Products, Inc.
Began serving: January 1999                    (distributor of portable construction
                                               heaters); President, Portable Heater Parts, a
                                               division of Manufacturers Products, Inc.

                 Previous Position: Vice President, Walsh &
                                               Kelly, Inc.

------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
-----------------------------------------------    Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                                  Principal Occupations: Executive Vice President and Secretary of the Federated Fund
Birth Date: October 26, 1938                       Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND
-----------------------------------------------    Previous Positions: Trustee, Federated Investment Management Company and Federated
SECRETARY                                          Investment Counseling; Director, Federated Global Investment Management Corp.,
Began serving: October 1988                        Federated Services Company and Federated Securities Corp.

Richard J. Thomas                                  Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Birth Date: June 17, 1954                          Fund Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998                       Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors,
                                                   Inc.

Richard B. Fisher                                  Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Birth Date: May 17, 1923                           Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated
VICE PRESIDENT                                     Securities Corp.
Began serving: October 1988
                                                   Previous Positions: President and Director or Trustee of some of the Funds in the
                                                   Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                                   Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959                     Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money
CHIEF INVESTMENT OFFICER                           market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio
Began serving: May 2004                            Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert
                                 Morris College.

Mary Jo Ochson                                     Principal Occupations:  Mary Jo Ochson was named Chief Investment Officer of
Birth Date: September 12, 1953                     tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She
CHIEF INVESTMENT OFFICER AND VICE PRESIDENT        joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice
Began serving: May 2004                            President of the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial
                                                   Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
-----------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------
Susan R. Hill                                      Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice
Birth Date: June 20, 1963                          President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior
VICE PRESIDENT                                     Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since
Began serving: May 2004                            2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice
                                                   President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
-----------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------
Jeff A. Kozemchak                                  Jeff A. Kozemchak is Vice President of the Trust.  Mr. Kozemchak joined Federated in
Birth Date: January 15, 1960                       1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President
VICE PRESIDENT                                     of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice
Began serving: May 2004                            President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
                                                   Financial Analyst and received his M.S. in Industrial Administration from Carnegie
                                                   Mellon University in 1987.
-----------------------------------------------------------------------------------------------------------------------------------------------
** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                                                      Meetings Held
Board                        Committee                                                                                                 During Last
--------------------         Members                                 Committee Functions                                               Fiscal Year
Committee
Executive                    John F. Donahue                         In between meetings of the full Board, the Executive                  Six
                             John E. Murray, Jr., J.D.,              Committee generally may exercise all the powers of the
                             S.J.D.                                  full Board in the management and direction of the
                                                                     business
                                                                     and conduct
                                                                     of the
                                                                     affairs of
                                                                     the Trust
                                                                     in such
                                                                     manner as
                                                                     the
                                                                     Executive
                                                                     Committee
                                                                     shall deem
                                                                     to be in
                                                                     the best
                                                                     interests
                                                                     of the
                                                                     Trust.
                                                                     However,
                                                                     the
                                                                     Executive
                                                                     Committee
                                                                     cannot
                                                                     elect or
                                                                     remove
                                                                     Board
                                                                     members,
                                                                     increase or
                                                                     decrease
                                                                     the number
                                                                     of
                                                                     Trustees,
                                                                     elect or
                                                                     remove any
                                                                     Officer,
                                                                     declare
                                                                     dividends,
                                                                     issue
                                                                     shares or
                                                                     recommend
                                                                     to
                                                                     shareholders
                                                                     any action
                                                                     requiring
                                                                     shareholder
                                                                     approval.

Audit                        Thomas G. Bigley                        The purposes of the Audit Committee are to oversee the               Nine
                             John T. Conroy, Jr.                     accounting and financial reporting process of the Fund,
                             Nicholas P. Constantakis                the Fund`s internal control over financial reporting, and
                             Charles F. Mansfield, Jr.               the quality, integrity and independent audit of the
                                                                     Fund`s
                                                                     financial
                                                                     statements.
                                                                     The
                                                                     Committee
                                                                     also
                                                                     oversees or
                                                                     assists the
                                                                     Board with
                                                                     the
                                                                     oversight
                                                                     of
                                                                     compliance
                                                                     with legal
                                                                     requirements
                                                                     relating to
                                                                     those
                                                                     matters,
                                                                     approves
                                                                     the
                                                                     engagement
                                                                     and reviews
                                                                     the
                                                                     qualifications,
                                                                     independence
                                                                     and
                                                                     performance
                                                                     of the
                                                                     Fund`s
                                                                     independent
                                                                     registered
                                                                     public
                                                                     accounting
                                                                     firm, acts
                                                                     as a
                                                                     liaison
                                                                     between the
                                                                     independent
                                                                     registered
                                                                     public
                                                                     accounting
                                                                     firm and
                                                                     the Board
                                                                     and reviews
                                                                     the Fund`s
                                                                     internal
                                                                     audit
                                                                     function.

Nominating                   Thomas G. Bigley                        The Nominating Committee, whose members consist of all                One
                             John T. Conroy, Jr.                     Independent Trustees, selects and nominates persons for
                             Nicholas P. Constantakis                election to the Fund`s Board when vacancies occur. The
                             John F. Cunningham                      Committee will consider candidates recommended by
                             Peter E. Madden                         shareholders, Independent Trustees, officers or employees
                             Charles F. Mansfield, Jr.               of any of the Fund`s agents or service providers and
                             John E. Murray, Jr.                     counsel to the Fund. Any shareholder who desires to have
                             Marjorie P. Smuts                       an individual considered for nomination by the Committee
                             John S. Walsh                           must submit a recommendation in writing to the Secretary
                                                                     of the
                                                                     Fund, at
                                                                     the Fund's
                                                                     address
                                                                     appearing
                                                                     on the back
                                                                     cover of
                                                                     this
                                                                     Statement
                                                                     of
                                                                     Additional
                                                                     Information.
                                                                     The
                                                                     recommendation
                                                                     should
                                                                     include the
                                                                     name and
                                                                     address of
                                                                     both the
                                                                     shareholder
                                                                     and the
                                                                     candidate
                                                                     and
                                                                     detailed
                                                                     information
                                                                     concerning
                                                                     the
                                                                     candidate's
                                                                     qualifications
                                                                     and
                                                                     experience.
                                                                     In
                                                                     identifying
                                                                     and
                                                                     evaluating
                                                                     candidates
                                                                     for
                                                                     consideration,
                                                                     the
                                                                     Committee
                                                                     shall
                                                                     consider
                                                                     such
                                                                     factors as
                                                                     it deems
                                                                     appropriate.
                                                                     Those
                                                                     factors
                                                                     will
                                                                     ordinarily
                                                                     include:
                                                                     integrity,
                                                                     intelligence,
                                                                     collegiality,
                                                                     judgment,
                                                                     diversity,
                                                                     skill,
                                                                     business
                                                                     and other
                                                                     experience,
                                                                     qualification
                                                                     as an
                                                                     "Independent
                                                                     Trustee,"
                                                                     the
                                                                     existence
                                                                     of material
                                                                     relationships
                                                                     which may
                                                                     create the
                                                                     appearance
                                                                     of a lack
                                                                     of
                                                                     independence,
                                                                     financial
                                                                     or
                                                                     accounting
                                                                     knowledge
                                                                     and
                                                                     experience,
                                                                     and
                                                                     dedication
                                                                     and
                                                                     willingness
                                                                     to devote
                                                                     the time
                                                                     and
                                                                     attention
                                                                     necessary
                                                                     to fulfill
                                                                     Board
                                                                     responsibilities.

------------------------------------------------------------------------------------------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
                                                                                                                      Aggregate
                                                                                                                Dollar Range of
                                                                      Dollar Range of                           Shares Owned in
Interested                                                               Shares Owned                       Federated Family of
Board Member Name                                                             in Fund                      Investment Companies
John F. Donahue                                                                  None                             Over $100,000
J. Christopher Donahue                                                           None                             Over $100,000
Lawrence D. Ellis, M.D.                                                          None                             Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                                 None                             Over $100,000
John T. Conroy, Jr.                                                              None                             Over $100,000
Nicholas P. Constantakis                                                         None                             Over $100,000
John F. Cunningham                                                               None                             Over $100,000
Peter E. Madden                                                                  None                             Over $100,000
Charles F. Mansfield, Jr.                                                        None                             Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                                None                             Over $100,000
Marjorie P. Smuts                                                                None                             Over $100,000
John S. Walsh                                                                    None                             Over $100,000

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

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

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.



Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include effective average maturity of the
Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

        Maximum Administrative                                  Average Aggregate Daily
--------------------------------------                     Net Assets of the Federated Funds
                 Fee
             0.150 of 1%                                        on the first $5 billion
             0.125 of 1%                                        on the next $5 billion
             0.100 of 1%                                        on the next $10 billion
             0.075 of 1%                                      on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------


FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

------------------------------------------------------------------------------------------------------------------------
For the Year Ended July 31                        2005                       2004                       2003
Advisory Fee Earned                             $399,758                   $574,944                   $842,048
Advisory Fee Reduction                           205,646                   255,604                    284,704
Administrative Fee                               126,001                   126,863                    158,306
Shareholder Services Fee                           --                         --                         --

------------------------------------------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                        7-Day Period               1 Year              5 Years            10 Years
Total Return                                N/A                    1.91%                2.16%               3.65%
Yield                                      2.83%                    N/A                  N/A                 N/A
Effective Yield                            2.87%                    N/A                  N/A                 N/A

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report, publishes annualized yields of money market funds weekly. iMoneyNet's Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed-Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed-Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for Tax Free Fixed-Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of
Trust for Government Cash Reserves dated July 31, 2005.


ADDRESSES

TRUST FOR GOVERNMENT CASH RESERVES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

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PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Morningstar
NASDAQ
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Wiesenberger/Thompson Financial

OTHER
Investment Company Institute

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Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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A money market mutual fund seeking to provide stability of principal and current income consistent with stability of principal by investing only in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	3
What are the Fund’s Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	6
What Do Shares Cost?	6
How is the Fund Sold?	7
How to Purchase Shares	8
How to Redeem and Exchange Shares	10
Account and Share Information	13
Who Manages the Fund?	15
Legal Proceedings	16
Financial Information	17

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Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

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The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.09%.

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Within the period shown in the bar chart, the Fund’s highest quarterly return was 1.54% (quarter ended December 31, 2000). Its lowest quarterly return was 0.15% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	0.89%

5 Years	2.50%

10 Years	3.81%

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The Fund’s 7-Day Net Yield as of December 31, 2004 was 1.60%. Investors may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

TRUST FOR U.S. TREASURY OBLIGATIONS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.12%
Total Annual Fund Operating Expenses	0.77%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. As a result of contractual obligations and voluntary waivers, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.

Total Waiver of Fund Expenses (contractual and voluntary)	0.32%
Total Actual Annual Operating Expenses (after waivers)	0.45%

2 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the Fund’s aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.34% for the fiscal year ended July 31, 2005. Shareholders must approve any change to the contractual waiver.

3 The shareholder services provider waived the shareholder services fee. The shareholder services provider can terminate this waiver at any time. The shareholder services fee paid by the Fund (after the waiver) was 0.00% for the fiscal year ended July 31, 2005.

4 The administrator waived a portion of its fee. The administrator can terminate this waiver at any time. Total other expenses paid by the Fund (after the waiver) were 0.11% for the fiscal year ended July 31, 2005.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses as shown in the table remain the same and are based upon the contractually imposed expense limitation of 0.45% plus interest, taxes, brokerage commissions, federal and state registration fees, withholding taxes, and extraordinary expenses. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$46

3 Years	$144

5 Years	$252

10 Years	$567

What are the Fund’s Investment Strategies?

The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund’s investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio’s average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury investments.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain the same.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians of public funds, or to individuals, directly or through investment professionals.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution’s agreement or materials describing this service.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

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If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 3:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern Time) on the NYSE, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;

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  your redemption will be sent to an address of record that was changed within the last 30 days;

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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund’s portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund’s Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.


Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.


Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.


The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018	0.006	0.009	0.018	0.051
Net realized and unrealized gain on investments	--	0.000 [1]	0.001	0.001	--

TOTAL FROM INVESTMENT OPERATIONS	0.018	0.006	0.010	0.019	0.051

Less Distributions:
Distributions from net investment income	(0.018)	(0.006)	(0.009)	(0.018)	(0.051)
Distributions from net realized gain on investments	--	(0.000)[1]	(0.001)	(0.001)	--

TOTAL DISTRIBUTIONS	(0.018)	(0.006)	(0.010)	(0.019)	(0.051)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.86%	0.62%	1.02%	1.95%	5.22%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.82%	0.60%	0.97%	1.85%	5.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$520,178	$651,852	$863,363	$845,889	$898,472


1 Represents less than $0.001.


2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Cusip 60934N799


8110114A (9/05)


TRUST FOR U.S. TREASURY OBLIGATIONS
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 30, 2005


This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Trust for U.S. Treasury Obligations
(Fund), dated September 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS
                                                 How is the Fund Organized?..............................................2
                                                 -------------------------------------------------------------------------
                                                 Securities in Which the Fund Invests....................................2
                                                 -------------------------------------------------------------------------
                                                 How is the Fund Sold?...................................................9
                                                 -------------------------------------------------------------------------
                                                 Subaccounting Services.................................................13
                                                 -------------------------------------------------------------------------
                                                 Redemption in Kind.....................................................13
                                                 -------------------------------------------------------------------------
                                                 Massachusetts Partnership Law..........................................13
                                                 -------------------------------------------------------------------------
                                                 Account and Share Information..........................................14
                                                 -------------------------------------------------------------------------
                                                 Tax Information........................................................15
                                                 -------------------------------------------------------------------------
                                                 Who Manages and Provides Services to the Fund?.........................15
                                                 -------------------------------------------------------------------------
                                                 How Does the Fund Measure Performance?.................................31
                                                 -------------------------------------------------------------------------
                                                 Who is Federated Investors, Inc.?......................................33
                                                 -------------------------------------------------------------------------
                                                 Financial Information..................................................33
                                                 -------------------------------------------------------------------------
                                                 Addresses................................................................
                                                 -------------------------------------------------------------------------
                                                 Appendix.................................................................
                                                 -------------------------------------------------------------------------

         .........

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on July 29, 1979, was reorganized as a portfolio of the Trust on April 30, 1999.

The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Callable Securities
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.
Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter- fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements
(Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank
Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is stability of principal and current income consistent with stability of principal.

"U.S. Treasury obligations" refers to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as: (i) U.S. Treasury bills, notes and bonds; and (ii)
instruments of the Export-Import Bank of the U.S., the General Services
Administration, the Small Business Administration and the Washington
Metropolitan Area Transit Authority, maturing in thirteen months or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within thirteen months from the date of acquisition. The Fund may also purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.

The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.

The investment objective and policies may not be changed by the Fund's Board without shareholder approval, except that the underlined portions of the above policy may be changed without shareholder approval.

INVESTMENT LIMITATIONS

Purchases on Margin
The Fund will not purchase any portfolio instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.

Selling Short
The Fund will not sell any portfolio instruments short.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

Lending
The Fund will not lend any of its assets (except that it may purchase or hold
U.S. Treasury obligations including repurchase agreements as permitted by its investment objective and policies).

Borrowing Money
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments (any such borrowings under this section will not be collateralized). This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous.
Interest paid by the Fund on borrowed funds will not be available for investment.

Diversification
The Fund is a "diversified company" within the meaning of the Investment Company
Act of 1940, as amended, (1940 Act) and any rules, regulations, or interpretations thereunder.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts or commodity futures contracts.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Restricted Securities
The Fund will not invest in securities subject to restrictions on resale under federal securities law.

Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Naidot & Co.,
Woodbridge, NJ, owned approximately 84,929,000 Shares (15.82%); Band & Co.,
Milwaukee, WI, owned approximately 44,418,054 Shares (8.27%) and The Peoples
Bank & Trust Co., Tupelo, MS, owned approximately 31,327,293 Shares (5.83%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust
comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                       ---------------------
                                                                                                                                   --------------------------

-----------------------------------

               Name                                                                                                                    Total Compensation
            Birth Date                                                                                       Aggregate                   From Trust and
              Address                         Principal Occupation(s) for Past Five Years,                 Compensation                [Insert Name] Fund
     Positions Held with Trust             Other Directorships Held and Previous Position(s)                 From Fund                      Complex
        Date Service Began                                                                              (past fiscal year)            (past calendar year)
John F. Donahue*                          Principal Occupations: Chairman and Director or                       $0                             $0
Birth Date: July 28, 1924                 Trustee of the Federated Fund Complex; Chairman and
CHAIRMAN AND TRUSTEE                      Director, Federated Investors, Inc.
Began serving: October 1988
                                          Previous Positions: Trustee, Federated Investment
                                          Management Company and Chairman and Director,
                                          Federated Investment Counseling.

J. Christopher Donahue*                   Principal Occupations: Principal Executive Officer                    $0                             $0
Birth Date: April 11, 1949                and President of the Federated Fund Complex;
PRESIDENT AND TRUSTEE                     Director or Trustee of some of the Funds in the
Began serving: April 1989                 Federated Fund Complex; President, Chief Executive
                                          Officer and Director, Federated Investors, Inc.;
                                          Chairman and Trustee, Federated Investment
                                          Management Company; Trustee, Federated Investment
                                          Counseling; Chairman and Director, Federated Global
                                          Investment Management Corp.; Chairman, Federated
                                          Equity Management Company of Pennsylvania, Passport
                                          Research, Ltd. and Passport Research II, Ltd.;
                                          Trustee, Federated Shareholder Services Company;
                                          Director, Federated Services Company.

                                          Previous Positions: President, Federated Investment
                                          Counseling; President and Chief Executive Officer,
                                          Federated Investment Management Company, Federated
                                          Global Investment Management Corp. and Passport
                                          Research, Ltd.

Lawrence D. Ellis, M.D.*                  Principal Occupations: Director or Trustee of the                   $460.29                       $148,500
Birth Date: October 11, 1932              Federated Fund Complex; Professor of Medicine,
3471 Fifth Avenue                         University of Pittsburgh; Medical Director,
Suite 1111                                University of Pittsburgh Medical Center Downtown;
Pittsburgh, PA                            Hematologist, Oncologist and Internist, University
TRUSTEE                                   of Pittsburgh Medical Center.
Began serving: October 1988
                                          Other Directorships Held: Member, National Board of
                     Trustees, Leukemia Society of America.

                   Previous Positions: Trustee, University of
                                          Pittsburgh; Director, University of Pittsburgh
                                          Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                       ---------------------

-----------------------------------
                                                                                                                                   --------------------------

               Name
            Birth Date                                                                                       Aggregate                 Total Compensation
              Address                         Principal Occupation(s) for Past Five Years,                 Compensation                  From Trust and
     Positions Held with Trust                   Other Directorships Held and Previous                       From Fund               Federated Fund Complex
        Date Service Began                                    Position(s)                               (past fiscal year)            (past calendar year)
Thomas G. Bigley                             Principal Occupation: Director or Trustee of                     $506.31                       $163,350
Birth Date: February 3, 1934                 the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                               Other Directorships Held: Director, Member of
TRUSTEE                                      Executive Committee, Children's Hospital of
Began serving: November 1994                 Pittsburgh; Director, University of
                                             Pittsburgh.

                                             Previous Position: Senior Partner, Ernst
                                             & Young LLP.

John T. Conroy, Jr.                          Principal Occupations: Director or Trustee of                    $506.31                       $163,350
Birth Date: June 23, 1937                    the Federated Fund Complex; Chairman of the
Investment Properties Corporation            Board, Investment Properties Corporation;
3838 North Tamiami Trail                     Partner or Trustee in private real estate
Suite 402                                    ventures in Southwest Florida.
Naples, FL
TRUSTEE                                      Previous Positions: President, Investment
Began serving: August 1991                   Properties Corporation; Senior Vice
                                             President, John R. Wood and Associates, Inc.,
                      Realtors; President, Naples Property
                     Management, Inc. and Northgate Village
                                             Development Corporation.

Nicholas P. Constantakis                     Principal Occupation: Director or Trustee of                     $506.31                       $163,350
Birth Date: September 3, 1939                the Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                               Other Directorships Held: Director and Member
TRUSTEE                                      of the Audit Committee, Michael Baker
Began serving: October 1999                  Corporation (engineering and energy services
                                             worldwide).

                      Previous Position: Partner, Anderson
                                             Worldwide SC.

John F. Cunningham                           Principal Occupation: Director or Trustee of                     $460.29                       $148,500
Birth Date: March 5, 1943                    the Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                               Other Directorships Held: Chairman, President
TRUSTEE                                      and Chief Executive Officer, Cunningham &
Began serving: January 1999                  Co., Inc. (strategic business consulting);
                       Trustee Associate, Boston College.

                                             Previous Positions: Director, Redgate
                                             Communications and EMC Corporation (computer
                                             storage systems); Chairman of the Board and
                                             Chief Executive Officer, Computer Consoles,
                                             Inc.; President and Chief Operating Officer,
                                             Wang Laboratories; Director, First National
                                             Bank of Boston; Director, Apollo Computer,
                                             Inc.

Peter E. Madden                              Principal Occupation: Director or Trustee of                     $460.29                       $148,500
Birth Date: March 16, 1942                   the Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                           Other Directorships Held: Board of Overseers,
Palm Beach, FL                               Babson College.
TRUSTEE
Began serving: August  1991                  Previous Positions: Representative,
                                             Commonwealth of Massachusetts General Court;
                                             President, State Street Bank and Trust
                                             Company and State Street Corporation
                                             (retired); Director, VISA USA and VISA
                                             International; Chairman and Director,
                                             Massachusetts Bankers Association; Director,
                                             Depository Trust Corporation; Director, The
                                             Boston Stock Exchange.

Charles F. Mansfield, Jr.                    Principal Occupations: Director or Trustee of                    $506.31                       $163,350
Birth Date: April 10, 1945                   the Federated Fund Complex; Management
80 South Road                                Consultant; Executive Vice President, DVC
Westhampton Beach, NY                        Group, Inc. (marketing, communications and
TRUSTEE                                      technology) (prior to 9/1/00).
Began serving: January 1999
                                             Previous Positions: Chief Executive
                                             Officer, PBTC International Bank;
                                             Partner, Arthur Young & Company
                                             (now Ernst & Young LLP); Chief
                                             Financial Officer of Retail Banking
                                             Sector, Chase Manhattan Bank;
                                             Senior Vice President, HSBC Bank
                                             USA (formerly, Marine Midland
                                             Bank); Vice President, Citibank;
                                             Assistant Professor of Banking and
                                             Finance, Frank G. Zarb School of
                                             Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D.            Principal Occupations: Director or Trustee of                    $552.34                       $178,200
Birth Date: December 20, 1932                the Federated Fund Complex; Chancellor and
Chancellor, Duquesne University              Law Professor, Duquesne University; Partner,
Pittsburgh, PA                               Murray, Hogue & Lannis.
TRUSTEE
Began serving: February 1995                 Other Directorships Held: Director, Michael
                                             Baker Corp. (engineering, construction,
                                             operations and technical services).

                                             Previous Positions: President, Duquesne
                     University; Dean and Professor of Law,
                                             University of Pittsburgh School of Law; Dean
                                             and Professor of Law, Villanova University
                                             School of Law.

Marjorie P. Smuts                            Principal Occupations:  Director or Trustee                      $460.29                       $148,500
Birth Date: June 21, 1935                    of the Federated Fund Complex; Public
4905 Bayard Street                           Relations/Marketing Consultant/Conference
Pittsburgh, PA                               Coordinator.
TRUSTEE
Began serving: October  1988                 Previous Positions: National Spokesperson,
                                             Aluminum Company of America; television
                                             producer; President, Marj Palmer Assoc.;
                                             Owner, Scandia Bord.

John S. Walsh                                Principal Occupations:  Director or Trustee                      $460.29                       $148,500
Birth Date: November 28, 1957                of the Federated Fund Complex; President and
2604 William Drive                           Director, Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                               construction temporary heaters); President
TRUSTEE                                      and Director, Manufacturers Products, Inc.
Began serving: January 1999                  (distributor of portable construction
                                             heaters); President, Portable Heater Parts, a
                                             division of Manufacturers Products, Inc.

                                             Previous Position: Vice President, Walsh
                                             & Kelly, Inc.

------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
----------------------------------------------------------   Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                                            Principal Occupations: Executive Vice President and Secretary of the
Birth Date: October 26, 1938                                 Federated Fund Complex; Executive Vice President, Secretary and Director,
EXECUTIVE VICE PRESIDENT AND SECRETARY                       Federated Investors, Inc.
Began serving: October 1988
                                                             Previous Positions: Trustee, Federated Investment Management Company and
                                                             Federated Investment Counseling; Director, Federated Global Investment
                                                             Management Corp., Federated Services Company and Federated Securities
                                      Corp.

Richard J. Thomas                                            Principal Occupations: Principal Financial Officer and Treasurer of the
Birth Date: June 17, 1954                                    Federated Fund Complex; Senior Vice President, Federated Administrative
TREASURER                                                    Services.
Began serving: November 1998
                                                             Previous Positions: Vice President, Federated Administrative Services;
                                                             held various management positions within Funds Financial Services
                                                             Division of Federated Investors, Inc.

Richard B. Fisher                                            Principal Occupations: Vice Chairman or Vice President of some of the
Birth Date: May 17, 1923                                     Funds in the Federated Fund Complex; Vice Chairman, Federated Investors,
VICE PRESIDENT                                               Inc.; Chairman, Federated Securities Corp.
Began serving: October 1988
                                                             Previous Positions: President and Director or Trustee of some of the
                                                             Funds in the Federated Fund Complex; Executive Vice President, Federated
                                                             Investors, Inc. and Director and Chief Executive Officer, Federated
                                                             Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959                               Principal Occupations:  Deborah A. Cunningham  was named Chief Investment
CHIEF INVESTMENT OFFICER                                     Officer of money market products in 2004. She joined Federated in 1981
Began serving: May 2004                                      and has been a Senior Portfolio Manager and a Senior Vice President of
                                                             the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial
                                                             Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer Birth Date: September 12, 1953 of tax-exempt fixed income products in
2004 and is a Vice President of CHIEF INVESTMENT OFFICER AND VICE PRESIDENT the
Trust. She joined Federated in 1982 and has been a Senior Portfolio Began serving: November 1998 Manager and a Senior Vice President of the Fund's Adviser
since 1996.
                                                             Ms. Ochson is a
                                                             Chartered Financial
                                                             Analyst and
                                                             received her M.B.A.
                                                             in Finance from the
                                                             University of
                                                             Pittsburgh.

Susan R. Hill                                                Susan R. Hill has been the Fund's Portfolio Manager since January 1994.
Birth Date: June 20, 1963                                    She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and
VICE PRESIDENT                                               has been a Senior Portfolio Manager since 2003 and a Senior Vice
Began serving: May 2004                                      President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio
                                                             Manager from 1994 until 2003, and served as a Vice President of the
                                                             Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial
                                                             Analyst and received an M.S. in Industrial Administration from Carnegie
                                                             Mellon University.

Jeff A. Kozemchak                                            Jeff A. Kozemchak is Vice President of the Trust.  Mr. Kozemchak joined
Birth Date: January 15, 1960                                 Federated in 1987 and has been a Senior Portfolio Manager since 1996 and
VICE PRESIDENT                                               a Senior Vice President of the Fund's Adviser since 1999. He was a
Began serving: May 2004                                      Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and
                                                             received his M.S. in Industrial Administration from Carnegie Mellon
                                                             University in 1987.

** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                                                              Meetings Held
-------------------                   Committee                                                                                                During Last
       Board                           Members                                              Committee Functions                                Fiscal Year
     Committee
Executive                  John F. Donahue                            In between meetings of the full Board, the Executive Committee              Seven
                           John E. Murray, Jr., J.D.,                 generally may exercise all the powers of the full Board in the
                           S.J.D.                                     management and direction of the business and conduct of the affairs of
                                                                      the Trust
                                                                      in such
                                                                      manner as
                                                                      the
                                                                      Executive
                                                                      Committee
                                                                      shall deem
                                                                      to be in
                                                                      the best
                                                                      interests
                                                                      of the
                                                                      Trust.
                                                                      However,
                                                                      the
                                                                      Executive
                                                                      Committee
                                                                      cannot
                                                                      elect or
                                                                      remove
                                                                      Board
                                                                      members,
                                                                      increase
                                                                      or
                                                                      decrease
                                                                      the number
                                                                      of
                                                                      Trustees,
                                                                      elect or
                                                                      remove any
                                                                      Officer,
                                                                      declare
                                                                      dividends,
                                                                      issue
                                                                      shares or
                                                                      recommend
                                                                      to
                                                                      shareholders
                                                                      any action
                                                                      requiring
                                                                      shareholder
                                                                      approval.

Audit                      Thomas G. Bigley                           The purposes of the Audit Committee are to oversee the                       Nine
                           John T. Conroy, Jr.                        accounting and financial reporting process of the Fund, the
                           Nicholas P. Constantakis                   Fund`s internal control over financial reporting, and the
                           Charles F. Mansfield, Jr.                  quality, integrity and independent audit of the Fund`s
                                                                      financial
                                                                      statements.
                                                                      The
                                                                      Committee
                                                                      also
                                                                      oversees
                                                                      or assists
                                                                      the Board
                                                                      with the
                                                                      oversight
                                                                      of
                                                                      compliance
                                                                      with legal
                                                                      requirements
                                                                      relating
                                                                      to those
                                                                      matters,
                                                                      approves
                                                                      the
                                                                      engagement
                                                                      and
                                                                      reviews
                                                                      the
                                                                      qualifications,
                                                                      independence
                                                                      and
                                                                      performance
                                                                      of the
                                                                      Fund`s
                                                                      independent
                                                                      registered
                                                                      public
                                                                      accounting
                                                                      firm, acts
                                                                      as a
                                                                      liaison
                                                                      between
                                                                      the
                                                                      independent
                                                                      registered
                                                                      public
                                                                      accounting
                                                                      firm and
                                                                      the Board
                                                                      and
                                                                      reviews
                                                                      the Fund`s
                                                                      internal
                                                                      audit
                                                                      function.

Nominating                 Thomas G. Bigley                           The Nominating Committee, whose members consist of all                       Two
                           John T. Conroy, Jr.                        Independent Trustees, selects and nominates persons for
                           Nicholas P. Constantakis                   election to the Fund`s Board when vacancies occur. The
                           John F. Cunningham                         Committee will consider candidates recommended by
                           Peter E. Madden                            shareholders, Independent Trustees, officers or employees of
                           Charles F. Mansfield, Jr.                  any of the Fund`s agents or service providers and counsel to
                           John E. Murray, Jr.                        the Fund. Any shareholder who desires to have an individual
                           Marjorie P. Smuts                          considered for nomination by the Committee must submit a
                           John S. Walsh                              recommendation in writing to the Secretary of the Fund, at the
                                                                      Fund's
                                                                      address
                                                                      appearing
                                                                      on the
                                                                      back cover
                                                                      of this
                                                                      Statement
                                                                      of
                                                                      Additional
                                                                      Information.
                                                                      The
                                                                      recommendation
                                                                      should
                                                                      include
                                                                      the name
                                                                      and
                                                                      address of
                                                                      both the
                                                                      shareholder
                                                                      and the
                                                                      candidate
                                                                      and
                                                                      detailed
                                                                      information
                                                                      concerning
                                                                      the
                                                                      candidate's
                                                                      qualifications
                                                                      and
                                                                      experience.
                                                                      In
                                                                      identifying
                                                                      and
                                                                      evaluating
                                                                      candidates
                                                                      for
                                                                      consideration,
                                                                      the
                                                                      Committee
                                                                      shall
                                                                      consider
                                                                      such
                                                                      factors as
                                                                      it deems
                                                                      appropriate.
                                                                      Those
                                                                      factors
                                                                      will
                                                                      ordinarily
                                                                      include:
                                                                      integrity,
                                                                      intelligence,
                                                                      collegiality,
                                                                      judgment,
                                                                      diversity,
                                                                      skill,
                                                                      business
                                                                      and other
                                                                      experience,
                                                                      qualification
                                                                      as an
                                                                      "Independent
                                                                      Trustee"
                                                                      the
                                                                      existence
                                                                      of
                                                                      material
                                                                      relationships
                                                                      which may
                                                                      create the
                                                                      appearance
                                                                      of a lack
                                                                      of
                                                                      independence,
                                                                      financial
                                                                      or
                                                                      accounting
                                                                      knowledge
                                                                      and
                                                                      experience,
                                                                      and
                                                                      dedication
                                                                      and
                                                                      willingness
                                                                      to devote
                                                                      the time
                                                                      and
                                                                      attention
                                                                      necessary
                                                                      to fulfill
                                                                      Board
                                                                      responsibilities.

------------------------------------------------------------------------------------------------------------------------------


BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004

                                                                                                                  Aggregate
                                                                                                               Dollar Range of
                                                                 Dollar Range of                               Shares Owned in
Interested                                                         Shares Owned                              Federated Family of
Board Member Name                                                    in Fund                                 Investment Companies
John F. Donahue                                                        None                                     Over $100,000
J. Christopher Donahue                                                 None                                     Over $100,000
Lawrence D. Ellis, M.D.                                                None                                     Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                       None                                     Over $100,000
John T. Conroy, Jr.                                                    None                                     Over $100,000
Nicholas P. Constantakis                                               None                                     Over $100,000
John F. Cunningham                                                     None                                     Over $100,000
Peter E. Madden                                                        None                                     Over $100,000
Charles F. Mansfield, Jr.                                              None                           Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                      None                                     Over $100,000
Marjorie P. Smuts                                                      None                                     Over $100,000
John S. Walsh                                                          None                                     Over $100,000

INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above .45% of its average daily net assets.
The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                 Maximum                                                Average Aggregate Daily
------------------------------------------                         Net Assets of the Federated Funds
            Administrative Fee
               0.150 of 1%                                              on the first $5 billion
               0.125 of 1%                                               on the next $5 billion
               0.100 of 1%                                              on the next $10 billion
               0.075 of 1%                                             on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

---------------------------------------                 2005                                   2004                          ---------------------
For  the Year Ended July 31                                                                                                          2003
Advisory Fee Earned                                  $2,307,245                             $2,806,306                            $3,338,813
Advisory Fee Reduction                                365,325                                 785,592                               900,021
Administrative Fee                                    439,530                                 532,679                               627,697
Shareholder Services Fee                                 _                                       _                                     _
------------------------------------------------------------------------------------------------------------------------------

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

 The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                        7-Day Period                        1 Year                     5 Years               10 Years
Total Return                                N/A                             1.86%                       2.12%                  3.61%
Yield                                      2.84%                             N/A                         N/A                    N/A
Effective Yield                            2.88%                             N/A                         N/a                    N/A

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?


Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July
31, 2005 are incorporated herein by reference to the Annual Report to
Shareholders of Trust for U.S. Treasury Obligations dated July 31, 2005.

ADDRESSES

TRUST FOR U.S. TREASURY OBLIGATIONS

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Not Applicable

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
Not Applicable

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute


Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Money Market Management

A Portfolio of Money Market Obligations Trust

PROSPECTUS


September 30, 2005


A money market mutual fund seeking to provide current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	3
What are the Fund’s Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	9
How to Purchase Shares	10
How to Redeem and Exchange Shares	13
Account and Share Information	17
Who Manages the Fund?	19
Legal Proceedings	20
Financial Information	21

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.


The Fund intends to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.


The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s total return for the six-month period from January 1, 2005 to June 30, 2005 was 0.78%.


Within the periods shown in the bar chart, the Fund’s highest quarterly return was 1.42% (quarter ended December 31, 2000). Its lowest quarterly return was 0.01% (quarter ended March 31, 2004).


Average Annual Total Return Table


The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2004.

Calendar Period	Fund

1 Year	0.30%

5 Years	2.00%

10 Years	3.32%


The Fund’s 7-Day Net Yield as of December 31, 2004 was 1.04%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

MONEY MARKET MANAGEMENT

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)[1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[3]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[4]	0.25%
Other Expenses[5]	0.84%
Total Annual Fund Operating Expenses	1.59%

1 A contingent deferred sales charge (CDSC) of 1.00% is charged only in certain instances in which Fund Shares redeemed were acquired in exchanges for Class F Shares of certain Federated funds which carry a CDSC and were redeemed within four years of the initial Class F Share purchase.

2 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	1.22%

3 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the fiscal year ended July 31, 2005.

4 The shareholder services provider voluntarily waived a portion of the shareholder services fees. The shareholder services provider can terminate this voluntary wavier at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.17% for the fiscal year ended July 31, 2005.

5 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.78% for the fiscal year ended July 31, 2005.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$162

3 Years	$502

5 Years	$866

10 Years	$1,889


What are the Fund’s Investment Strategies?

The Fund invests primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund’s investment adviser (Adviser) actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund’s investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio’s dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell.


What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

Agency Securities


Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.


Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.


A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

Investing in Securities of Other Investment Companies


The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.


INVESTMENT RATINGS

The securities in which the Fund invests will be rated in one of the two highest short-term rating categories by one or more NRSROs or deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser’s credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial portion of the Fund’s portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to investors with temporary cash balances and investors with cash reserves, or to individuals, directly or through investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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BY DIRECT DEPOSIT

You may complete an application with State Street Bank and Trust Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with State Street Bank and Trust Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information – Frequent Trading Policies.”

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions can have adverse effects on the management of the Fund’s portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten issuer exposures, the effective average maturity of the Fund’s portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets	Advisory Fees as a Percentage of Average Daily Net Assets

First $500 million	0.500 of 1%

Second $500 million	0.475 of 1%

Third $500 million	0.450 of 1%

Fourth $500 million	0.425 of 1%

Over $2 billion	0.400 of 1%

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

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	Year Ended July 31,				Period Ended 7/31/2001 [1]	Year Ended 12/31/2000
	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.001	0.004	0.014	0.024	0.053
Net realized and unrealized gain (loss) on investments	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.012	0.001	0.004	0.014	0.024	0.053

Less Distributions:
Distributions from net investment income	(0.012)	(0.001)	(0.004)	(0.014)	(0.024)	(0.053)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.22%	0.06%	0.44%	1.42%	2.45%	5.46%

Ratios to Average Net Assets:

Expenses	1.22%	1.13%	1.22%	1.20%	1.12%[4]	1.14%

Net investment income	1.19%	0.06%	0.45%	1.42%	4.20%[4]	5.33%

Expense waiver/ reimbursement[5]	0.37%	0.33%	0.10%	0.10%	0.13%[4]	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$41,519	$49,683	$57,210	$68,035	$76,752	$83,228

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1 The Fund changed its fiscal year from December 31 to July 31.

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2 Represents less than $0.001.

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3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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4 Computed on an annualized basis.

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5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further Information about the Fund’s performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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Federated Investors
World-Class Investment Manager

Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 © Federated Investors, Inc.

Cusip 60934N211

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8012811A (9/05)

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MONEY MARKET MANAGEMENT
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

 SEPTEMBER 30, 2005

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Money Market Management (Fund), dated
September 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS
                                                                 How is the Fund Organized?..................................1
                                                                 --------------------------
                                                                 Securities in Which the Fund Invests........................1
                                                                 ------------------------------------
                                                                 How is the Fund Sold?.......................................9
                                                                 ---------------------
                                                                 Exchanging Securities for Shares............................9
                                                                 --------------------------------
                                                                 Subaccounting Services.....................................10
                                                                 ----------------------
                                                                 Redemption in Kind.........................................10
                                                                 ------------------
                                                                 Massachusetts Partnership Law..............................10
                                                                 -----------------------------
                                                                 Account and Share Information..............................10
                                                                 -----------------------------
                                                                 Tax Information............................................11
                                                                 ---------------
                                                                 Who Manages and Provides Services to the Fund?.............11
                                                                 ----------------------------------------------
                                                                 How Does the Fund Measure Performance?.....................20
                                                                 --------------------------------------
                                                                 Who is Federated Investors, Inc.?..........................21
                                                                 ---------------------------------
                                                                 Financial Information......................................22
                                                                 ---------------------
                                                                 Investment Ratings.........................................22
                                                                 ------------------
                                                                 Addresses..................................................27
                                                                 ---------
                                                                 Appendix...................................................28
                                                                 --------
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HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund was established under the laws of the State of Maryland on October 30, 1973. The Fund was reorganized as a Massachusetts business trust on June 29, 1982, then re-established as a Maryland corporation on August 19, 1992. The Fund was reorganized as a portfolio of the Trust on
February 1, 2000.

The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Asset-Backed Securities
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Mortgage-Backed Securities
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.
  The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless the have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.
  For purposes of applying the Fund's concentration limitation, bank instruments also include fixed-income securities credit enhanced by a bank.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if: |X| it is
organized under the laws of, or has a principal office located in, another country;

|X|      the principal trading market for its securities is in another country; or

|X|  it (or its subsidiaries) derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the
Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RATINGS

The two highest rating categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by Standard &
Poor's (S&P), Prime-1 or Prime-2 by Moody's Investors Service (Moody's), or
F-1+, F-1 or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories. See
"Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below:

Credit Risks
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the "spread")
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

Call Risks
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's investment objective is to provide current income consistent with stability of principal. The Fund's investment objective may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the
Fund's net assets.

Investing in Restricted Securities
The Fund may invest in securities subject to restriction on resale under federal securities laws.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, there were no shareholders who owned of record, beneficially, or both, 5% or more of outstanding Shares.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust
comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                               ------------------------

                                                                                                                                                  ---------------------------------
----------------------------------------
                  Name                                                                                                                                   Total Compensation
               Birth Date                                                                                             Aggregate                            From Trust and
                Address                               Principal Occupation(s) for Past Five Years,                   Compensation                      Federated Fund Complex
       Positions Held with Trust                          Other Directorships Held and Previous                       From Fund                         (past calendar year)
           Date Service Began                                          Position(s)                                (past fiscal year)
John F. Donahue*                                     Principal Occupations: Chairman and Director                         $0                                     $0
Birth Date: July 28, 1924                            or Trustee of the Federated Fund Complex;
CHAIRMAN AND TRUSTEE                                 Chairman and Director, Federated Investors,
Began serving: October 1988                          Inc.

                                                     Previous Positions: Trustee, Federated
                                                     Investment Management Company and Chairman and
                                                     Director, Federated Investment Counseling.

J. Christopher Donahue*                              Principal Occupations: Principal Executive                           $0                                     $0
Birth Date: April 11, 1949                           Officer and President of the Federated Fund
PRESIDENT AND TRUSTEE                                Complex; Director or Trustee of some of the
Began serving: April 1989                            Funds in the Federated Fund Complex;
                                                     President, Chief Executive Officer and
                                                     Director, Federated Investors, Inc.; Chairman
                                                     and Trustee, Federated Investment Management
                                                     Company; Trustee, Federated Investment
                                                     Counseling; Chairman and Director, Federated
                                                     Global Investment Management Corp.; Chairman,
                                                     Federated Equity Management Company of
                                                     Pennsylvania, Passport Research, Ltd. and
                                                     Passport Research II, Ltd.; Trustee, Federated
                                                     Shareholder Services Company; Director,
                                                     Federated Services Company.

                                                     Previous Positions: President, Federated
                                                     Investment Counseling; President and Chief
                                                     Executive Officer, Federated Investment
                                                     Management Company, Federated Global
                                                     Investment Management Corp. and Passport
                                                     Research, Ltd.

Lawrence D. Ellis, M.D.*                             Principal Occupations: Director or Trustee of                      $57.93                                $148,500
Birth Date: October 11, 1932                         the Federated Fund Complex; Professor of                  ------------------------
3471 Fifth Avenue                                    Medicine, University of Pittsburgh; Medical
Suite 1111                                           Director, University of Pittsburgh Medical
Pittsburgh, PA                                       Center Downtown; Hematologist, Oncologist and
TRUSTEE                                              Internist, University of Pittsburgh Medical
Began serving: October 1988                          Center.

                                                     Other Directorships Held: Member, National
                                                     Board of Trustees, Leukemia Society of America.

                                                     Previous Positions: Trustee, University of
                                                     Pittsburgh; Director, University of Pittsburgh
                                 Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                               ------------------------

                                                                                                                                                  -------------------------------

                  Name
               Birth Date
                Address                                                                                               Aggregate                         Total Compensation
       Positions Held with Trust                      Principal Occupation(s) for Past Five Years,                   Compensation                         From Trust and
           Date Service Began                             Other Directorships Held and Previous                       From Fund                       Federated Fund Complex
                                                                       Position(s)                                (past fiscal year)                   (past calendar year)
Thomas G. Bigley                                     Principal Occupation: Director or Trustee of                       $63.72                               $163,350
Birth Date: February 3, 1934                         the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                                       Other Directorships Held: Director, Member of
TRUSTEE                                              Executive Committee, Children's Hospital of
Began serving: November 1994                         Pittsburgh; Director, University of Pittsburgh.

                                                     Previous Position: Senior Partner, Ernst &
                                                     Young LLP.

John T. Conroy, Jr.                                  Principal Occupations: Director or Trustee of                                                           $163,350
Birth Date: June 23, 1937                            the Federated Fund Complex; Chairman of the               ------------------------
Investment Properties Corporation                    Board, Investment Properties Corporation;                          $63.72
3838 North Tamiami Trail                             Partner or Trustee in private real estate
Suite 402                                            ventures in Southwest Florida.
Naples, FL
TRUSTEE                                              Previous Positions: President, Investment
Began serving: August 1991                           Properties Corporation; Senior Vice President,
                                                     John R. Wood and Associates, Inc., Realtors;
                                                     President, Naples Property Management, Inc.
                                                     and Northgate Village Development Corporation.

Nicholas P. Constantakis                             Principal Occupation: Director or Trustee of                       $63.72                               $163,350
Birth Date: September 3, 1939                        the Federated Fund Complex.                               ------------------------
175 Woodshire Drive
Pittsburgh, PA                                       Other Directorships Held: Director and Member
TRUSTEE                                              of the Audit Committee, Michael Baker
Began serving: October 1999                          Corporation (engineering and energy services
                                                     worldwide).

                                                     Previous Position: Partner, Anderson Worldwide
                                                     SC.

John F. Cunningham                                   Principal Occupation: Director or Trustee of                       $57.93                               $148,500
Birth Date: March 5, 1943                            the Federated Fund Complex.                               ------------------------
353 El Brillo Way
Palm Beach, FL                                       Other Directorships Held: Chairman, President
TRUSTEE                                              and Chief Executive Officer, Cunningham &
Began serving: January 1999                          Co., Inc. (strategic business consulting);
                                                     Trustee Associate, Boston College.

                                                     Previous Positions: Director, Redgate
                                                     Communications and EMC Corporation (computer
                                                     storage systems); Chairman of the Board and
                                                     Chief Executive Officer, Computer Consoles,
                                                     Inc.; President and Chief Operating Officer,
                                                     Wang Laboratories; Director, First National
                                                     Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden                                      Principal Occupation: Director or Trustee of                       $57.93                               $148,500
Birth Date: March 16, 1942                           the Federated Fund Complex.                               ------------------------
One Royal Palm Way
100 Royal Palm Way                                   Other Directorships Held: Board of Overseers,
Palm Beach, FL                                       Babson College.
TRUSTEE
Began serving: August 1991                           Previous Positions: Representative,
                                                     Commonwealth of Massachusetts General Court;
                                                     President, State Street Bank and Trust Company
                                                     and State Street Corporation (retired);
                                                     Director, VISA USA and VISA International;
                                                     Chairman and Director, Massachusetts Bankers
                                                     Association; Director, Depository Trust
                                                     Corporation; Director, The Boston Stock
                                                     Exchange.

Charles F. Mansfield, Jr.                            Principal Occupations: Director or Trustee of                      $63.72                               $163,350
Birth Date: April 10, 1945                           the Federated Fund Complex; Management                    ------------------------
80 South Road                                        Consultant; Executive Vice President, DVC
Westhampton Beach, NY                                Group, Inc. (marketing, communications and
TRUSTEE                                              technology) (prior to 9/1/00).
Began serving: January 1999
                                                     Previous Positions: Chief
                                                     Executive Officer, PBTC
                                                     International Bank;
                                                     Partner, Arthur Young &
                                                     Company (now Ernst &
                                                     Young LLP); Chief Financial
                                                     Officer of Retail Banking
                                                     Sector, Chase Manhattan
                                                     Bank; Senior Vice
                                                     President, HSBC Bank USA
                                                     (formerly, Marine Midland
                                                     Bank); Vice President,
                                                     Citibank; Assistant
                                                     Professor of Banking and
                                                     Finance, Frank G. Zarb
                                                     School of Business, Hofstra
                                                     University.

John E. Murray, Jr., J.D., S.J.D.                    Principal Occupations: Director or Trustee of                      $69.49                               $178,200
Birth Date: December 20, 1932                        the Federated Fund Complex; Chancellor and Law            ------------------------
Chancellor, Duquesne University                      Professor, Duquesne University; Partner,
Pittsburgh, PA                                       Murray, Hogue & Lannis.
TRUSTEE
Began serving: February 1995                         Other Directorships Held: Director, Michael
                                                     Baker Corp. (engineering, construction,
                                                     operations and technical services).

                                                     Previous Positions: President, Duquesne
                                                     University; Dean and Professor of Law,
                                                     University of Pittsburgh School of Law; Dean
                                                     and Professor of Law, Villanova University
                                 School of Law.

Marjorie P. Smuts                                    Principal Occupations:  Director or Trustee of                     $57.93                               $148,500
Birth Date: June 21, 1935                            the Federated Fund Complex; Public                        ------------------------
4905 Bayard Street                                   Relations/Marketing Consultant/Conference
Pittsburgh, PA                                       Coordinator.
TRUSTEE
Began serving: October 1988                          Previous Positions: National Spokesperson,
                                                     Aluminum Company of America; television
                                                     producer; President, Marj Palmer Assoc.;
                              Owner, Scandia Bord.

John S. Walsh                                        Principal Occupations:  Director or Trustee of                     $57.93                               $148,500
Birth Date: November 28, 1957                        the Federated Fund Complex; President and                 ------------------------
2604 William Drive                                   Director, Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                                       construction temporary heaters); President and
TRUSTEE                                              Director, Manufacturers Products, Inc.
Began serving: January 1999                          (distributor of portable construction
                                                     heaters); President, Portable Heater Parts, a
                                                     division of Manufacturers Products, Inc.

                 Previous Position: Vice President, Walsh &
                                                     Kelly, Inc.

OFFICERS**
------------------------------------------------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Trust
-----------------------------------------------------------    Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                                              Principal Occupations: Executive Vice President and Secretary of the Federated Fund
Birth Date: October 26, 1938                                   Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: October 1988                                    Previous Positions: Trustee, Federated Investment Management Company and Federated
                                                               Investment Counseling; Director, Federated Global Investment Management Corp.,
                                                               Federated Services Company and Federated Securities Corp.

Richard J. Thomas                                              Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Birth Date: June 17, 1954                                      Fund Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998                                   Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated
                                                               Investors, Inc.

Richard B. Fisher                                              Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Birth Date: May 17, 1923                                       Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                                                 Federated Securities Corp.
Began serving: October 1988
                                                               Previous Positions: President and Director or Trustee of some of the Funds in the
                                                               Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                                               Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959                                 Principal Occupations:  Ms. Cunningham was named Chief Investment Officer of money
CHIEF INVESTMENT OFFICER                                       market products in 2004 and is a Vice President of the Trust. She joined Federated
Began serving: May 2004                                        in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the
                                                               Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and
                                                               received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson                                                 Principal Occupations:  Ms. Ochson was named Chief Investment Officer of tax-exempt
Birth Date: September 12, 1953                                 fixed income products in 2004 and is  a Vice President of the Trust. She joined
CHIEF INVESTMENT OFFICER and VICE PRESIDENT                    Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice
Began serving: November 1998                                   President of the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial
                                                               Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill
Birth Date: June 20, 1963                                  -----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

    Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms.
    Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until
    1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie
    Mellon University.

Jeff A. Kozemchak                                              Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in
Birth Date: January 15, 1960                                   1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President
VICE PRESIDENT                                                 of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice
Began serving: May 2004                                        President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
                                                               Financial Analyst and received his M.S. in Industrial Administration from Carnegie
                                                               Mellon University in 1987.

** Officers do not receive any compensation from the Fund(s).
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                                                                       Meetings Held
        Board                               Committee                                                                                                   During Last
----------------------                       Members                                              Committee Functions                                   Fiscal Year
      Committee
Executive                        John F. Donahue                              In between meetings of the full Board, the Executive                          Six
                                 John E. Murray, Jr., J.D.,                   Committee generally may exercise all the powers of the
                                 S.J.D.                                       full Board in the management and direction of the business

                                                                              and
                                                                              conduct
                                                                              of
                                                                              the
                                                                              affairs
                                                                              of
                                                                              the
                                                                              Trust
                                                                              in
                                                                              such
                                                                              manner
                                                                              as
                                                                              the
                                                                              Executive
                                                                              Committee
                                                                              shall
                                                                              deem
                                                                              to
                                                                              be
                                                                              in
                                                                              the
                                                                              best
                                                                              interests
                                                                              of
                                                                              the
                                                                              Trust.
                                                                              However,
                                                                              the
                                                                              Executive
                                                                              Committee
                                                                              cannot
                                                                              elect
                                                                              or
                                                                              remove
                                                                              Board
                                                                              members,
                                                                              increase
                                                                              or
                                                                              decrease
                                                                              the
                                                                              number
                                                                              of
                                                                              Trustees,
                                                                              elect
                                                                              or
                                                                              remove
                                                                              any
                                                                              Officer,
                                                                              declare
                                                                              dividends,
                                                                              issue
                                                                              shares
                                                                              or
                                                                              recommend
                                                                              to
                                                                              shareholders
                                                                              any
                                                                              action
                                                                              requiring
                                                                              shareholder
                                                                              approval.

Audit                            Thomas G. Bigley                             The purposes of the Audit Committee are to oversee the                       Eleven
                                 John T. Conroy, Jr.                          accounting and financial reporting process of the Fund,
                                 Nicholas P. Constantakis                     the Fund`s internal control over financial reporting, and
                                 Charles F. Mansfield, Jr.                    the quality, integrity and independent audit of the Fund`s financial
                                                                              statements.
                                                                              The
                                                                              Committee
                                                                              also
                                                                              oversees
                                                                              or
                                                                              assists
                                                                              the
                                                                              Board
                                                                              with
                                                                              the
                                                                              oversight
                                                                              of
                                                                              compliance
                                                                              with
                                                                              legal
                                                                              requirements
                                                                              relating
                                                                              to
                                                                              those
                                                                              matters,
                                                                              approves
                                                                              the
                                                                              engagement
                                                                              and
                                                                              reviews
                                                                              the
                                                                              qualifications,
                                                                              independence
                                                                              and
                                                                              performance
                                                                              of
                                                                              the
                                                                              Fund`s
                                                                              independent
                                                                              registered
                                                                              public
                                                                              accounting
                                                                              firm,
                                                                              acts
                                                                              as
                                                                              a
                                                                              liaison
                                                                              between
                                                                              the
                                                                              independent
                                                                              registered
                                                                              public
                                                                              accounting
                                                                              firm
                                                                              and
                                                                              the
                                                                              Board
                                                                              and
                                                                              reviews
                                                                              the
                                                                              Fund`s
                                                                              internal
                                                                              audit
                                                                              function.

Nominating                       Thomas G. Bigley                             The Nominating Committee, whose members consist of all                        One
                                 John T. Conroy, Jr.                          Independent Trustees, selects and nominates persons for
                                 Nicholas P. Constantakis                     election to the Fund`s Board when vacancies occur. The
                                 John F. Cunningham                           Committee will consider candidates recommended by
                                 Peter E. Madden                              shareholders, Independent Trustees, officers or employees
                                 Charles F. Mansfield, Jr.                    of any of the Fund`s agents or service providers and
                                 John E. Murray, Jr.                          counsel to the Fund. Any shareholder who desires to have
                                 Marjorie P. Smuts                            an individual considered for nomination by the Committee
                                 John S. Walsh                                must submit a recommendation in writing to the Secretary
                                                                              of
                                                                              the
                                                                              Fund,
                                                                              at
                                                                              the
                                                                              Fund's
                                                                              address
                                                                              appearing
                                                                              on
                                                                              the
                                                                              back
                                                                              cover
                                                                              of
                                                                              this
                                                                              Statement
                                                                              of
                                                                              Additional
                                                                              Information.
                                                                              The
                                                                              recommendation
                                                                              should
                                                                              include
                                                                              the
                                                                              name
                                                                              and
                                                                              address
                                                                              of
                                                                              both
                                                                              the
                                                                              shareholder
                                                                              and
                                                                              the
                                                                              candidate
                                                                              and
                                                                              detailed
                                                                              information
                                                                              concerning
                                                                              the
                                                                              candidate's
                                                                              qualifications
                                                                              and
                                                                              experience.
                                                                              In
                                                                              identifying
                                                                              and
                                                                              evaluating
                                                                              candidates
                                                                              for
                                                                              consideration,
                                                                              the
                                                                              Committee
                                                                              shall
                                                                              consider
                                                                              such
                                                                              factors
                                                                              as
                                                                              it
                                                                              deems
                                                                              appropriate.
                                                                              Those
                                                                              factors
                                                                              will
                                                                              ordinarily
                                                                              include:
                                                                              integrity,
                                                                              intelligence,
                                                                              collegiality,
                                                                              judgment,
                                                                              diversity,
                                                                              skill,
                                                                              business
                                                                              and
                                                                              other
                                                                              experience,
                                                                              qualification
                                                                              as
                                                                              an
                                                                              "Independent
                                                                              Trustee,"
                                                                              the
                                                                              existence
                                                                              of
                                                                              material
                                                                              relationships
                                                                              which
                                                                              may
                                                                              create
                                                                              the
                                                                              appearance
                                                                              of
                                                                              a
                                                                              lack
                                                                              of
                                                                              independence,
                                                                              financial
                                                                              or
                                                                              accounting
                                                                              knowledge
                                                                              and
                                                                              experience,
                                                                              and
                                                                              dedication
                                                                              and
                                                                              willingness
                                                                              to
                                                                              devote
                                                                              the
                                                                              time
                                                                              and
                                                                              attention
                                                                              necessary
                                                                              to
                                                                              fulfill
                                                                              Board
                                                                              responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                          Aggregate
                                                                                                                                                    Dollar Range of
                                                                                       Dollar Range of                                              Shares Owned in
Interested                                                                                Shares Owned                                          Federated Family of
Board Member Name                                                                              in Fund                                         Investment Companies
John F. Donahue                                                                             $1-$10,000                                                Over $100,000
J. Christopher Donahue                                                                      $1-$10,000                                                Over $100,000
Lawrence D. Ellis, M.D.                                                                  Over $100,000                                                Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                                                  NONE                                                Over $100,000
John T. Conroy, Jr.                                                                               NONE                                                Over $100,000
Nicholas P. Constantakis                                                                          NONE                                                Over $100,000
John F. Cunningham                                                                                NONE                                                Over $100,000
Peter E. Madden                                                                             $1-$10,000                                                Over $100,000
Charles F. Mansfield, Jr.                                                                         NONE                                                Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                                                 NONE                                                Over $100,000
Marjorie P. Smuts                                                                                 NONE                                                Over $100,000
John S. Walsh                                                                                     NONE                                                Over $100,000

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are slao available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures, the effective average maturity of the
Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

On July 31, 2005, the Fund owned securities of the following regular broker/dealers: Credit Suisse, 2,000,000, Lehman Brothers 1,500,000, Barclays
1,000,000, Merrill Lynch 1,000,000, Bear Sterns 1,000,000 and Country wide
800,000.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                             Average Aggregate Daily
        Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1%
                on the first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is
custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by
State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
---------------------------------------               2005                          2004                  2003r
For the Year Ended July 31
Advisory Fee Earned                                 $224,877                      $268,699              $317,277
Advisory Fee Reduction                              $105,313                      $ 66,391               $ 8,669
Administrative Fee                                  $125,451                      $125,392              $125,000
Shareholder Services Fee                            $ 76458                          --                    --

------------------------------------------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                        7 -Day Period                    1 Year                   5 Years                 10 Years
Total Return                                 N/A                         1.22%                     1.59%                   3.11%
Yield                                       2.21%                         N/A                       N/A                     N/A
Effective Yield                             2.23%                         N/A                       N/A                     N/A

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoney Net, Inc.'s Money Fund Report
iMoney Net, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoney Net, Inc.'s Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Bank Rate Monitor(C) National Index
Bank Rate Monitor(C), National Index, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard
Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July
31, 2005 are incorporated herein by reference to the Annual Report to
Shareholders of Money Market Management dated July 31, 2005.

INVESTMENT RATINGS

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"High" or "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

MONEY MARKET MANAGEMENT

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
N/A

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper; Morningstar
NASDAQ
Value Line
Wiesenberger/Thompson Financial

OTHER
Investment Company Institute


Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Money Market Obligations Trust

PROSPECTUS

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September 30, 2005


Government Obligations Fund
Municipal Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Value Obligations Fund
Treasury Obligations Fund


INSTITUTIONAL CAPITAL SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are Each Fund’s Fees and Expenses?	9
What are Each Fund’s Investment Strategies?	11
What are the Principal Securities in Which the Funds Invest?	13
What are the Specific Risks of Investing in the Funds?	19
What Do Shares Cost?	21
How are the Funds Sold?	22
How to Purchase Shares	23
How to Redeem and Exchange Shares	25
Account and Share Information	29
Who Manages the Funds?	32
Legal Proceedings	32
Financial Information	34


Risk/Return Summary

WHAT IS EACH FUND’S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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Fund	Objective

Government Obligations Fund (Government Fund)	To provide current income consistent with stability of principal.

Municipal Obligations Fund (Municipal Fund)	To provide current income exempt from all federal regular income tax consistent with stability of principal.

Prime Cash Obligations Fund (Prime Cash Fund)	To provide current income consistent with stability of principal and liquidity.

Prime Management Obligations Fund (Prime Management Fund)	To provide current income consistent with stability of principal.

Prime Value Obligations Fund (Prime Value Fund)	To provide current income consistent with stability of principal and liquidity.

Treasury Obligations Fund (Treasury Fund)	To provide current income consistent with stability of principal.

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While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

The investment objective of the Municipal Fund, the Prime Cash Fund, and the Prime Value Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

WHAT ARE EACH FUND’S MAIN INVESTMENT STRATEGIES?

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Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

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

Government Fund

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

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Government Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions.

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Municipal Fund

The Municipal Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies.

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Prime Cash Fund, Prime Management Fund and Prime Value Fund

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

The Prime Cash Fund, Prime Management Fund and Prime Value Fund each invest primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

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

Treasury Fund

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The Treasury Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

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Government Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund

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

The Government Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund intend to invest in the securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. These Funds may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, these Funds may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

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All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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

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The total returns shown above are for the Institutional Shares which is another class of shares offered by the Government Fund. Institutional Shares are not offered in this prospectus for the Fund’s Institutional Capital Shares. The total returns for Institutional Shares are disclosed here because Institutional Capital Shares have only been offered since January 18, 2005. These total returns would be substantially similar to the annual total returns for Institutional Capital Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional Capital Shares will exceed those of the Institutional Shares.

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

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

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

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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

The Fund’s Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.26%.

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

Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.63% (quarter ended September 30, 2000). Its lowest quarterly return was 0.22% (quarter ended March 31, 2004).

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

Average Annual Total Return Table

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

The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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
Calendar Period	Fund

1 Year	1.21%

5 Years	2.84%

10 Years	4.15%

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

The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2004 was 2.00%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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

Risk/Return Bar Chart and Table

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


Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Capital Shares total returns on a calendar year-end basis.

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

The Fund’s Institutional Capital Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Capital Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 0.99%.

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

Within the period shown in the bar chart, the Fund’s Institutional Capital Shares highest quarterly return was 1.08% (quarter ended December 31, 2000). Its lowest quarterly return was 0.18% (quarter ended September 30, 2003).

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

Average Annual Total Return Table


The following table represents the Fund’s Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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
Calendar Period	Fund

1 Year	1.02%

5 Years	2.04%

10 Years	2.77%

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

The Fund’s Institutional Capital Shares 7-Day Net Yield as of December 31, 2004 was 1.70%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Capital Shares total returns on a calendar year-end basis.


The Fund’s Institutional Capital Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Capital Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.25%.

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

Within the period shown in the bar chart, the Fund’s Institutional Capital Shares highest quarterly return was 1.63% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended June 30, 2004).


Average Annual Total Return Table


The following table represents the Fund’s Institutional Capital Shares Average Annual Total Returns, for the calendar periods ended December 31, 2004.

Calendar Period	Fund

1 Year	1.15%

5 Years	2.81%

10 Years	4.11%

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

The Fund’s Institutional Capital Shares 7-Day Net Yield as of December 31, 2004 was 1.93%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table

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

A performance bar chart and total return information for the Prime Management Fund will be provided after the Fund has been in operation for a full calendar year.

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

Risk/Return Bar Chart and Table

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


Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Capital Shares total returns on a calendar year-end basis.

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

The Fund’s Institutional Capital Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Capital Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.27%.


Within the period shown in the bar chart, the Fund’s Institutional Capital Shares highest quarterly return was 1.64% (quarter ended December 31, 2000). Its lowest quarterly return was 0.22% (quarter ended March 31, 2004).

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

Average Annual Total Return Table


The following table represents the Fund’s Institutional Capital Shares Average Annual Total Returns, for the calendar periods ended December 31, 2004.

Calendar Period	Fund

1 Year	1.18%

5 Years	2.85%

10 Years	4.14%

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

The Fund’s Institutional Capital Shares 7-Day Net Yield as of December 31, 2004 was 1.97%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Capital Shares total returns on a calendar year-end basis.


The Fund’s Institutional Capital Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Capital Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.17%.


Within the period shown in the bar chart, the Fund’s Institutional Capital Shares highest quarterly return was 1.57% (quarter ended December 31, 2000). Its lowest quarterly return was 0.18% (quarter ended June 30, 2004).


Average Annual Total Return Table


The following table represents the Fund’s Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

Calendar Period	Fund

1 Year	1.04%

5 Years	2.65%

Start of Performance[1]	3.52%

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

1 The Fund’s Institutional Capital Shares start of performance date was April 14, 1997.


The Fund’s Institutional Capital Shares 7-Day Net Yield as of December 31, 2004 was 1.74%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


What are Each Fund’s Fees and Expenses?

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MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Capital Shares of the Government Fund, Municipal Fund and Prime Cash Fund.

Shareholder Fees	Government Fund	Municipal Fund	Prime Cash Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Shareholder Services Fee[3]	0.24%	0.25%	0.25%
Other Expenses[4]	0.11%	0.11%	0.09%
Total Annual Fund Operating Expenses	0.55%	0.56%	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.24%	0.28%	0.26%
Total Actual Annual Fund Operating Expenses (after waivers)	0.31%	0.28%	0.28%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Government Fund, Municipal Fund, and Prime Cash Fund (after the voluntary waivers) were 0.11%, 0.08% and 0.10%, respectively, for the fiscal year ended July 31, 2005.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fees. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Government Fund, Municipal Fund, and Prime Cash Fund (after the voluntary waivers) were 0.10%, 0.10% and 0.10%, respectively, for the fiscal year ended July 31, 2005.

4 The administrator voluntarily waived a portion of their fees. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Government Fund, Municipal Fund, and Prime Cash Fund (after the voluntary waivers) were 0.10%, 0.10% and 0.08% respectively, for the fiscal year ended July 31, 2005.

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

MONEY MARKET OBLIGATIONS TRUST


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Institutional Capital Shares of the Prime Management Fund, Prime Value Fund and Treasury Fund.

Shareholder Fees	Prime Management Fund	Prime Value Fund	Treasury Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.20%[2]	0.20%[3]	0.20%[3]
Distribution (12b-1) Fee	None	None	None
Shareholder Services Fee	0.25%[4]	0.25%[5]	0.25%[5]
Other Expenses	0.10%	0.09%[6]	0.09%[6]
Total Annual Fund Operating Expenses	0.55%	0.54%	0.54%

1 With regard to the Prime Management Fund, the percentages shown above are based on anticipated expenses for the entire fiscal year ending July 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. Shown below are the anticipated waivers, along with the net expenses the Prime Management Fund expects to actually pay for the fiscal year ending July 31, 2006. With regard to the Prime Value Fund and the Treasury Fund, the percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.25%	0.27%	0.24%
Total Annual Fund Operating Expenses (after waivers)	0.30%[7,8]	0.27%	0.30%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Prime Management Fund (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending July 31, 2006.

3 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Prime Value Fund and the Treasury Fund (after the voluntary waivers) were 0.09% and 0.12%, respectively, for the fiscal year ended July 31, 2005.

4 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Prime Management Fund (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending July 31, 2006.

5 The shareholder services provider voluntarily waived a portion of the shareholder services fees. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fees paid by the Prime Value Fund and the Treasury Fund (after the voluntary waivers) were 0.10% and 0.10%, respectively, for the fiscal year ended July 31, 2005.

6 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Prime Value Fund and the Treasury Fund (after the voluntary waivers) were 0.08% and 0.08%, respectively, for the fiscal year ended July 31, 2005.

7 As of July 31, 2005, Prime Management Fund's operating expenses after waivers were 0.24%. During the fiscal year ending July 31, 2006, it is anticipated that the adviser and its affiliates will adjust the waivers until total expenses after the voluntary waivers increase to 0.30% for Prime Management Fund's Institutional Capital Shares. This may occur at any time on or before July 31, 2006. Although these anticipated voluntary waivers can be terminated at any time, it is presently anticipated that total expenses after waivers will continue at this level thereafter.
8 Total Annual Fund Operating Expenses paid by the Prime Management Fund (after the voluntary waivers) were 0.23% for the fiscal year ended July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Capital Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Institutional Capital Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

Government Fund	$56	$176	$307	$689

Municipal Fund	$57	$179	$313	$701

Prime Cash Fund	$55	$173	$302	$677

Prime Management Fund	$56	$176	$307	$689

Prime Value Fund	$55	$173	$302	$677

Treasury Fund	$55	$173	$302	$677


What are Each Fund’s Investment Strategies?


Each Fund’s investment strategy is described earlier under “What are Each Fund’s Main Investment Strategies?” The following is additional information on the investment strategies for the Funds.


The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity range when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND


The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


GOVERNMENT FUND


Because the Government Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.


MUNICIPAL FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available. In addition, the Adviser may invest in securities subject to the federal alternative minimum tax (AMT) for individuals and corporations in an attempt to enhance yield and provide diversification.

Because the Municipal Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TREASURY FUND

Because the Treasury Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable it to normally invest less than 80% of its assets in U.S. Treasury investments.


Industry Concentration


The Prime Management Fund may invest 25% or more of its assets in commercial paper issued by finance companies.


Temporary Defensive Investments


The Municipal Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Municipal Fund to receive and distribute taxable income to investors and to that extent fail to meet its investment objective of providing current income exempt from federal regular income tax consistent with stability of principal.


What are the Principal Securities in Which the Funds Invest?


GOVERNMENT FUND


The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities and repurchase agreements.


MUNICIPAL FUND

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The Municipal Fund invests primarily in tax-exempt securities, a type of fixed-income security, including variable-rate demand instruments and municipal notes. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. Certain of these tax-exempt securities may be subject to credit enhancement.

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PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund invest primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Cash Fund, Prime Management Fund and Prime Value Fund also may invest principally in securities of other investment companies.

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TREASURY FUND

The Treasury Fund invests primarily in U.S. Treasury securities and repurchase agreements.

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The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest in other types of securities as a non-principal investment as described in the Funds’ Statement of Additional Information (SAI).

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which one or more Funds may invest.

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U.S. Treasury Securities

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The Government Fund and the Treasury Fund may principally invest in U.S. Treasury securities. U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

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Agency Securities

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The Government Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in agency securities. Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Tax-Exempt Securities

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The Municipal Fund may principally invest in tax-exempt securities. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to regular federal income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

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VARIABLE-RATE DEMAND INSTRUMENTS

The Municipal Fund may principally invest in variable-rate demand instruments. Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Municipal Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

The Municipal Fund may principally invest in municipal notes. Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

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Corporate Debt Securities

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in corporate debt securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Cash Fund, Prime Management Fund and Prime Value Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in commercial paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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DEMAND INSTRUMENTS

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in demand instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Bank Instruments

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in bank instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances.

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Asset-Backed Securities

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in asset-backed securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

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Insurance Contracts

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. These Funds treat these contracts as fixed-income securities.

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Municipal Securities

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in municipal securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.

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Foreign Securities

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in foreign securities. Foreign securities are securities of issuers based outside the United States. The Prime Cash Fund, the Prime Management Fund and the Prime Value Fund consider an issuer to be based outside the United States if:

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  it is organized under the laws of, or has a principal office in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Credit Enhancement

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Certain fixed-income securities invested in by the Prime Cash Fund, Prime Management Fund and Prime Value Fund may be subject to credit enhancement. The Municipal Fund also may invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Repurchase Agreements

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The Government Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Treasury Fund may principally invest in repurchase agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

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Investing in Securities of Other Investment Companies

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. These other investment companies are managed independently of the Funds and incur additional expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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Investment Ratings

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The money market instruments in which the Prime Cash Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings. The securities in which the Municipal Fund, Prime Management Fund and the Prime Value Fund invest will be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Funds?

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Each of the Funds is subject to interest-rate risks and credit risks. In addition, each of the Funds (except the Government Fund and Treasury Fund) is subject to sector risks. The Municipal Fund is subject to tax risks. The Prime Cash Fund, Prime Management Fund and the Prime Value Fund may be subject to the risks of foreign investing.

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INTEREST RATE RISKS

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Government Fund, Municipal Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Treasury Fund

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize the risk by purchasing short-term securities.

CREDIT RISKS

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Municipal Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

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Government Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Treasury Fund

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

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Municipal Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund

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A substantial part of the Prime Management Fund’s portfolio may be comprised of securities issued by financial companies or companies with similar characteristics. In addition, a substantial part of the portfolios of the Municipal Fund, the Prime Cash Fund, the Prime Management Fund and the Prime Value Fund may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Municipal Fund, the Prime Cash Fund, the Prime Management Fund and the Prime Value Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics may include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

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TAX RISKS

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Municipal Fund

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In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

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RISKS OF FOREIGN INVESTING

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Prime Cash Fund, Prime Management Fund and Prime Value Fund

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.

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When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. The NAV of the Municipal Fund is determined at noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Prime Cash Fund is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m.) each day the NYSE is open. The NAV of the Government Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund is determined at 5:00 p.m. (Eastern Time) each day the NYSE is open, except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

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The required minimum initial investment for each Fund is $500,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How are the Funds Sold?

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The Funds offer three Share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. The Government Fund and the Treasury Fund offer a fourth Share class: Trust Shares. Each Fund’s share classes represent interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Funds’ Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through investment professionals. The Municipal Fund may not be a suitable investment for retirement plans.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Funds may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to a Fund’s shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of a Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the financial institution under a Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Funds and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Funds and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Funds. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may purchase Shares by calling the Funds at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Funds receive your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders. If you call the Municipal Fund and the Prime Cash Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend. If you call the Government Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If a Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds’ transfer agent.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184
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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds’ transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from a Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

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If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUNDS

By Telephone

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You may redeem or exchange Shares by calling the Funds at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders.

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If you call the Municipal Fund by noon (Eastern time), the Prime Cash Fund by 3:00 p.m. (Eastern time), or the Government Fund, the Prime Management Fund, the Prime Value Fund or the Treasury Fund by 5:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Municipal Fund after noon (Eastern time), and before the end of regular trading (normally 4:00 p.m. Eastern Time) on the NYSE or the Prime Cash Fund after 3:00 p.m. (Eastern time), and before the end of regular trading on the NYSE, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Funds if you need special instructions.

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Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

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Although each Fund intends to pay Share redemptions in cash, each Fund (except the Prime Value Fund) reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

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LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

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Government Fund, Treasury Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund

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  to allow your purchase by check to clear;
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  during any period when the Federal Reserve wire or applicable Federal Reserve Banks are closed, other than customary weekend and holiday closings;
  during any period when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted due to market-wide events; or
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  during any period which an emergency exists, as determined by the SEC, so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable.
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Municipal Fund

  to allow your purchase to clear;
  during periods of market volatility; or
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  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.
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You will not accrue interest or dividends or uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Funds for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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A Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

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Dividends for the Government Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund’s daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

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The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. See “Tax Information” below for information on the tax consequences of a Fund realizing a capital gain.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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Government Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Treasury Fund

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Municipal Fund

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The Municipal Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that distributions from the Municipal Fund will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes.

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Although the Municipal Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.

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Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund’s investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds’ Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds’ Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning each Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include: identification of a Fund’s top ten credit/obligor exposures, effective average maturity of the Fund’s portfolio and/or percentage breakdowns of the portfolio by effective maturity range, type of security and credit quality tier.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of a Fund, or select the name of a Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of a Fund’s fiscal quarters. The Fund’s annual and semi-annual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of a Funds’ portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Funds?

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Annual Report dated July 31, 2005.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand each Fund’s financial performance for its past five fiscal years or since inception if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, are included in the Annual Report.

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Financial Highlights–Government Fund

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(For a Share Outstanding Throughout the Period)

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Year Ended July 31	2005 [1]

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.014
Less Distributions:
Distributions from net investment income	(0.014)

Net Asset Value, End of Period	$1.00

Total Return[2]	1.38%

Ratios to Average Net Assets:

Expenses	0.31%[3]

Net investment income	2.92%[3]

Expense waiver/reimbursement[4]	0.24%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$298,625

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1 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Municipal Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.008	0.011	0.017	0.037
Net realized and unrealized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.017	0.008	0.011	0.017	0.037

Less Distributions:
Distributions from net investment income	(0.017)	(0.008)	(0.011)	(0.017)	(0.037)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.71%	0.82%	1.13%	1.67%	3.75%

Ratios to Average Net Assets:

Expenses	0.28%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.94%	0.82%	1.08%	1.63%	3.64%

Expense waiver/reimbursement[3]	0.28%	0.27%	0.27%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,061,717	$265,345	$416,036	$196,824	$157,035

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1 Represents less than $0.001.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Prime Cash Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.009	0.012	0.022	0.055
Less Distributions:
Distributions from net investment income	(0.021)	(0.009)	(0.012)	(0.022)	(0.055)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.16%	0.87%	1.25%	2.22%	5.64%

Ratios to Average Net Assets:

Expenses	0.28%	0.30%	0.30%	0.30%	0.30%

Net investment income	2.12%	0.86%	1.26%	2.07%	5.28%

Expense waiver/reimbursement[2]	0.26%	0.26%	0.26%	0.26%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$709,195	$634,504	$690,099	$894,934	$516,333

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1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Prime Management Fund

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(For a Share Outstanding Throughout the Period)

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Year Ended July 31	2005 [1]

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.015
Less Distributions:
Distributions from net investment income	(0.015)

Net Asset Value, End of Period	$1.00

Total Return[2]	1.47%

Ratios to Average Net Assets:

Expenses	0.23%[3]

Net investment income	3.00%[3]

Expense waiver/reimbursement[4]	0.35%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$817,205

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1 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Prime Value Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.009	0.013	0.022	0.055
Less Distributions:
Distributions from net investment income	(0.022)	(0.009)	(0.013)	(0.022)	(0.055)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.20%	0.90%	1.29%	2.26%	5.68%

Ratios to Average Net Assets:

Expenses	0.27%	0.29%	0.29%	0.29%	0.28%

Net investment income	2.19%	0.90%	1.29%	2.29%	5.27%

Expense waiver/reimbursement[2]	0.27%	0.27%	0.27%	0.27%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,169,349	$883,749	$387,288	$506,382	$445,538

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1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Treasury Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.008	0.012	0.019	0.052
Net realized and unrealized gain on investments	--	--	0.000 [1]	0.001	--

TOTAL FROM INVESTMENT OPERATIONS	0.020	0.008	0.012	0.020	0.052

Less Distributions:
Distributions from net investment income	(0.020)	(0.008)	(0.012)	(0.019)	(0.052)
Distributions from net realized gain on investments	--	--	(0.000)[1]	(0.001)	--

TOTAL DISTRIBUTIONS	(0.020)	(0.008)	(0.012)	(0.020)	(0.052)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.02%	0.76%	1.17%	2.06%	5.37%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.99%	0.75%	1.23%	1.85%	5.16%

Expense waiver/reimbursement[3]	0.24%	0.24%	0.24%	0.24%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$622,744	$871,735	$623,407	$577,516	$611,386

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1 Represents less than $0.001.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.

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These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

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You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 © Federated Investors, Inc.

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823

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Cusip 608919809
Cusip 608919841

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G02705-05 (9/05)

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MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION
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September 30, 2005

Government Obligations Fund (Government Fund) Municipal Obligations Fund
(Municipal Fund) Prime Cash Obligations Fund (Prime Cash Fund) Prime Management
Obligations Fund (Prime Management Fund) Prime Value Obligations Fund (Prime
Value Fund) Treasury Obligations Fund (Treasury Fund)

INSTITUTIONAL CAPITAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Capital Shares of the
Funds, dated September 30, 2005.

This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

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G02705-06 (12/05)

                                                         Investment

HOW ARE THE FUNDS ORGANIZED?

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Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Government Fund and the Treasury Fund were established as portfolios of the
Trust on October 3, 1988. The Municipal Fund, the Prime Cash Fund and the Prime
Value Fund were reorganized as portfolios of the Trust on August 19, 1999. The
Prime Management Fund was established as a portfolio of the Trust on February
13, 2003. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established three classes of shares of the Funds, known as Institutional Shares, Institutional Service Shares and
Institutional Capital Shares and a fourth class of shares of the Treasury Fund and Government Fund, known as Trust Shares (Shares). This SAI relates to
Institutional Capital Shares. The Funds' investment adviser is Federated
Investment Management Company (Adviser).

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SECURITIES IN WHICH THE FUNDS INVEST

The principal securities in which each Fund may invest are described in the
Funds' prospectus. In pursuing its investment strategies, a Fund may also invest in the following securities for any purpose that is consistent with its investment objectives:

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SECURITIES DESCRIPTIONS AND TECHNIQUES
GOVERNMENT FUND, MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND AND TREASURY FUND

Zero Coupon Securities
Certain fixed-income securities of the types in which the Funds may invest may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed income securities in which the Funds may invest are callable at the option of the issuer. Callable securities are subject to call risks.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

Securities Lending
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a
Fund the equivalent of any dividends or interest received on the loaned securities. A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

The Prime Management Fund has no present intention to engage in securities lending.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. A Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Asset Coverage
In order to secure its obligations in connection with special transactions, a
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a
Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions.

PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

Treasury Securities
The Prime Cash Fund, the Prime Management Fund and the Prime Value Fund also may invest in U.S. Treasury securities, which are described in the prospectus.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.

A Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over
$100,000,000, or if the principal amount of the instrument is insured by the
Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.

For purposes of applying the Funds' concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

MUNICIPAL FUND

Fixed Income Securities
The Municipal Fund also may invest in fixed income securities, which are described in the prospectus. The following describes the types of fixed income securities, in addition to those identified for the Municipal Fund in the prospectus (such as tax-exempt securities, variable rate demand instruments and municipal notes) or herein (such as zero coupon securities and callable securities), in which the Municipal Fund may invest:

General Obligation Bonds
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Mortgage Backed Securities
Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Municipal Fund may invest in securities supported by individual leases or pools of municipal leases.

Investing in Securities of Other Investment Companies
The Municipal Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independent of the
Municipal Fund and incur additional expenses. Therefore, any such investment by the Municipal Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

Temporary Defensive Investments
The Municipal Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S.
Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

GOVERNMENT FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

GOVERNMENT FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND AND

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

>/R<

INVESTMENT RATINGS
The rating categories of a nationally recognized statistical rating organization
(NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's
(S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1
or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Funds will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest or one of the two highest short-term rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below:

>R<

GOVERNMENT FUND, MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND AND TREASURY FUND

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An in crease in the likelihood of a call may reduce the security's price.

GOVERNMENT FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on asset-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding asset-backed securities.
For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

MUNICIPAL FUND

Credit Risks
Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Tax Risks
In order to pay interest that is exempt from federal regular income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

GOVERNMENT FUND, MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

Leverage Risks
Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Funds' risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICY

The investment objective of the Government Fund, the Prime Management Fund and
the Treasury Fund is to provide current income consistent with stability of principal. The investment objective may not be changed by the Fund's Trustees without shareholder approval >/R< As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Municipal
Fund's annual interest income will be exempt from federal regular income tax
(Federal regular income tax does not include the federal alternative minimum tax for individuals and corporations). The Municipal Fund will invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

Underwriting
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
A Fund may not make loans, provided that this restriction does not prevent a
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
>R<

A Fund (with the exception of the Prime Management Fund and the Prime Value
Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Prime Management Fund and the Prime Value Fund will not make investments that will result in the concentration of the Fund's investments in the securities of issuers primarily engaged in the same industry, except that the
Prime Management Fund and the Prime Value Fund may invest 25% or more of the value of the Fund's total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

>/R<

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Restricted Securities
>R<

The Municipal Fund, the Prime Cash Fund, the Prime Management Fund and the Prime
Value Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the commodities restriction, investments in transactions involving futures contracts and options forward currency contracts, swap transactions and other financial contracts that settle by payment in cash are deemed not to be investments in commodities.

For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non- fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation (with the exception of the Prime
Value Fund): (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

For purposes of the concentration limitation, investments in certain industrial bonds funded by activities in a single industry will be deemed to constitute investment in an industry.

>/R<

REGULATORY COMPLIANCE
A Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Funds will determine the effective maturity of their investments according to the Rule. A Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.

>R<

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Funds and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

>/R<

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

>R<

Although each Fund intends to pay Share redemptions in cash, each Fund (except the Prime Value Fund) reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds (except the Prime Value Fund) have elected to be governed by
Rule 18f-1 under the 1940 Act, these Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or
1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

>/R<

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

>R<
VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Government Fund (Institutional Capital Shares): Pershing, Jersey City, NJ, owned approximately 274,328,611 Shares (99.64%);

Government Fund (Institutional Shares): Bastogne Inc., Henderson, NV, owned approximately 881,025,010 Shares (14.95%);

Government Fund (Institutional Service Shares): Hare & Co., East Syracuse, NY, owned approximately 223,966,103 Shares
(8.03%); Pershing, Jersey City, NJ, owned approximately 168,380,362 Shares (6.03%);

Government Fund (Trust Shares): UNATCO, Joliet, IL, owned approximately
51,828,584 Shares (57.67%); Cosmopolitan Bank & Trust, Chicago, IL, owned approximately 17,064,660 Shares (18.99%); Frojack Co., Grand Forks, ND, owned approximately 8,776,503 Shares (9.77%); LABA & Co. c/o LaSalle Bank, NA,
Chicago, IL, owned approximately 8,459,128 Shares (9.41%);

Municipal Fund (Institutional Capital Shares): Pershing, Jersey City, NJ, owned approximately 580,328,723 Shares (49.30%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 268,292,300 Shares (22.79%); Housevalues.com,
Kirkland, WA, owned approximately 59,072,178 Shares (5.02%);

Municipal Fund (Institutional Shares): Wells Fargo Institutional Brokerage
Services, Minneapolis, MN, owned approximately 568,517,584 Shares (17.49%); PNC
Securities Corp., Pittsburgh, PA, owned approximately 268,974,454 Shares
(8.28%); Banc of America Securities LLC, Charlotte, NC, owned approximately
192,596,421 Shares (5.93%); Lehman Brothers Inc., New York, NY, owned approximately 170,000,000 Shares (5.23%);

Municipal Fund (Institutional Service Shares): Pershing, Jersey City, NJ, owned approximately 285,123,963 Shares (44.65%); Next Generation Ventures Inc.,
Columbus, OH, owned approximately 33,982,321 Shares (5.32%);

Prime Cash Fund (Institutional Capital Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 379,127,221 Shares (40.84%); GASPC
Enterprises, Inc., Tuscaloosa, AL, owned approximately 72,717,291 Shares
(7.83%); RAYJIT & CO, St. Petersburg, FL, owned approximately 64,894,176
Shares (6.99%);

Prime Cash Fund (Institutional Shares): Hare & Co., East Syracuse, NY, owned approximately 795,400,300 Shares (10.34%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 514,993,096 Shares (6.75%); Mellon Bank,
N.A., Pittsburgh, PA, owned approximately 414,709,976 Shares (5.44%);

Prime Cash Fund (Institutional Service Shares): Hare & Co., East Syracuse,
NY, owned approximately 457,234,857 Shares (24.46%); Union Bank of California,
San Diego, CA, owned approximately 414,679,078 Shares (22.18%); EGAP & Co.,
Burlington, VT, owned approximately 366,542,347 Shares (19.61%); UBS Securities
LLC, Stamford, CT, owned approximately 113,560,123 Shares (6.08%);

Prime Management Fund (Institutional Capital Shares): Pershing, Jersey City, NJ,
owned approximately 791,202,869 Shares (93.24%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 55,228,008 Shares (6.51%);

Prime Management Fund (Institutional Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 416,447,837 Shares (17.66%); Sanford C.
Bernstein & Co. LLC, White Plains, NY, owned approximately 213,000,000
Shares (9.03%); Farmer MAC, Washington, DC, owned approximately 170,470,928
Shares (7.23%); Silicon Valley Bank, Santa Clara, CA, owned approximately
141,251,806 Shares (5.99%);

Prime Management Fund (Institutional Service Shares): Pershing, Jersey City, NJ, owned approximately 834,377,833 Shares
(96.86%);

Prime Value Fund (Institutional Capital Shares): US Bank, Milwaukee, WI, owned approximately 544,350,349 Shares (49.60%); Daniel G. Calugar TTEE, Las Vegas,
NV, owned approximately 87,119,890 Shares (7.94%); Wells Fargo Institutional
Brokerage Services, Minneapolis, MN, owned approximately 58,548,898 Shares
(5.33%);

Prime Value Fund (Institutional Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 1,576,606,122 Shares (23.69%); AOL Time
Warner Inc., New York, NY, owned approximately 402,702,413 Shares (6.05%);

Prime Value Fund (Institutional Service Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 214,318,763 Shares (15.35%); Pershing, Jersey
City, NJ, owned approximately 172, 349,015 Shares (12.35%); UBS Securities LLC,
Stamford, CT, owned approximately 135,203,776 Shares (9.69%); Goldman Sachs
Global Cash Services, Chicago, IL, owned approximately 131,194,391 Shares
(9.40%); Primevest Financial Service, Inc., Saint Cloud, MN, owned approximately
120,419,285 Shares (8.63%);

Treasury Fund (Institutional Capital Shares): Manufacturers & Traders Trust
Company, Buffalo, NY, owned approximately 228,857,195 Shares (38.43%); US Bank,
Milwaukee, WI, owned approximately 119,756,976 Shares (20.11%); LABA & CO.,
c/o LaSalle Bank, NA, Chicago, IL, owned approximately 105,261,025 Shares
(17.67%);

Treasury Fund (Institutional Shares): Silicon Valley Bank, Santa Clara, CA,
owned approximately 692,984,779 Shares (11.83%); PG & E, San Francisco, CA,
owned approximately 422,486,563 Shares (7.21%);

Treasury Fund (Institutional Service Shares): Hare & Co. East Syracuse, NY, owned approximately 1,606,166,315 Shares
(29.51%); HUBCO, Birmingham, AL, owned approximately 449,984,043 Shares (8.27%);  Manufacturers & Traders Trust Company,
Buffalo, NY, owned approximately 442,899,065 Shares (8.14%);

Treasury Fund (Trust Shares):  LABA & CO. c/o LaSalle Bank, NA, Chicago, IL, owned approximately 403,513,078 Shares
(86.27%); Selfira & Co., Elizabethtown, KY, owned approximately 24,762,289 Shares (5.29%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

U.S. Bank is organized in the state of Ohio and is a subsidiary of US Bancorp, organized in the state of Delaware.

Manufacturers & Traders Trust Company is organized in the state of New York and is a subsidiary of M & T Bank Corporation, organized in the state of New
York.

Bank of America Securities LLC is organized in the state of Delaware and is a subsidiary of Bank of America Corp., organized in the state of North Carolina.

Pershing is organized in the state of New Jersey and is a subsidiary of The Bank of New York, organized in the state of New York.

Hare & Co. is organized in the state of Pennsylvania.

LABA & Co. c/o LaSalle Bank NA, is organized in the state of Delaware and is a subsidiary of LaSalle Bank Corporation, organized in the state of Delaware.

UNATCO is organized in the state of Iowa and is a subsidiary of First Midwest
Bancorp Inc., organized in the state of Delaware.

>/R<

TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Municipal Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS (PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND ONLY)
>R<

If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

>/R<

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

>R<

As of September 1, 2005, the Funds' Board and Officers as a group owned less than 1% of each class of each Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                             ----------------------

----------------------------------------                                                                                                 ---------------------------------
                  Name                                                                                             Aggregate
               Birth Date                                                                                         Compensation                  Total Compensation
                Address                              Principal Occupation(s) for Past Five Years,              From Funds+ (past                  From Trust and
       Positions Held with Trust                        Other Directorships Held and Previous                     fiscal year)                Federated Fund Complex
           Date Service Began                                        Position(s)                                                               (past calendar year)
John F. Donahue*                                    Principal Occupations: Chairman and Director                       $0                               $0
Birth Date: July 28, 1924                           or Trustee of the Federated Fund Complex;
CHAIRMAN AND TRUSTEE                                Chairman and Director, Federated Investors,
Began serving: October 1988                         Inc.

                                                    Previous Positions: Trustee, Federated
                                                    Investment Management Company and Chairman
                                                    and Director, Federated Investment Counseling.

J. Christopher Donahue*                             Principal Occupations: Principal Executive                         $0                               $0
Birth Date: April 11, 1949                          Officer and President of the Federated Fund
PRESIDENT AND TRUSTEE                               Complex; Director or Trustee of some of the
Began serving: April 1989                           Funds in the Federated Fund Complex;
                                                    President, Chief Executive Officer and
                                                    Director, Federated Investors, Inc.; Chairman
                                                    and Trustee, Federated Investment Management
                                                    Company; Trustee, Federated Investment
                                                    Counseling; Chairman and Director, Federated
                                                    Global Investment Management Corp.; Chairman,
                                                    Federated Equity Management Company of
                                                    Pennsylvania, Passport Research, Ltd. and
                                                    Passport Research II, Ltd.; Trustee,
                                                    Federated Shareholder Services Company;
                                                    Director, Federated Services Company.

                                                    Previous Positions: President, Federated
                                                    Investment Counseling; President and Chief
                                                    Executive Officer, Federated Investment
                                                    Management Company, Federated Global
                                                    Investment Management Corp. and Passport
                                                    Research, Ltd.

Lawrence D. Ellis, M.D.*                            Principal Occupations: Director or Trustee of                  $30,895.01                        $148,500
Birth Date: October 11, 1932                        the Federated Fund Complex; Professor of
3471 Fifth Avenue                                   Medicine, University of Pittsburgh; Medical
Suite 1111                                          Director, University of Pittsburgh Medical
Pittsburgh, PA                                      Center Downtown; Hematologist, Oncologist and
TRUSTEE                                             Internist, University of Pittsburgh Medical
Began serving: October 1988                         Center.

                                                    Other Directorships Held: Member, National
                                                    Board of Trustees, Leukemia Society of
                                                    America.

                                                    Previous Positions: Trustee, University of
                                                    Pittsburgh; Director, University of
                                                    Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------
+  The compensation shown is for the Funds discussed in this SAI. These Funds are only a portion of the Funds contained in the Trust.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                              ----------------------

                                                                                                                                            -----------------------------
--------------------------------------
                 Name                                                                                               Aggregate
              Birth Date                                                                                           Compensation                  Total Compensation
               Address                          Principal Occupation(s) for Past Five Years, Other                 From Funds+                     From Trust and
      Positions Held with Trust                     Directorships Held and Previous Position(s)                 (past fiscal year)             Federated Fund Complex
          Date Service Began                                                                                                                    (past calendar year)
Thomas G. Bigley                               Principal Occupation: Director or Trustee of the                     $33,984.52                        $163,350
Birth Date: February 3, 1934                   Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                                 Other Directorships Held: Director, Member of
              TRUSTEE Executive Committee, Children's Hospital of
  Began serving: November 1994 Pittsburgh; Director, University of Pittsburgh.

                                               Previous Position: Senior Partner, Ernst & Young
                                               LLP.

John T. Conroy, Jr.                            Principal Occupations: Director or Trustee of the                    $33,984.52                        $163,350
Birth Date: June 23, 1937                      Federated Fund Complex; Chairman of the Board,
Investment Properties Corporation              Investment Properties Corporation; Partner or
3838 North Tamiami Trail                       Trustee in private real estate ventures in Southwest
Suite 402                                      Florida.
Naples, FL
TRUSTEE                                        Previous Positions: President, Investment Properties
Began serving: August 1991                     Corporation; Senior Vice President, John R. Wood and
                                               Associates, Inc., Realtors; President, Naples
                                               Property Management, Inc. and Northgate Village
                                               Development Corporation.

Nicholas P. Constantakis                       Principal Occupation: Director or Trustee of the                     $33,984.52                        $163,350
Birth Date: September 3, 1939                  Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                                 Other Directorships Held: Director and Member of the
TRUSTEE                                        Audit Committee, Michael Baker Corporation
Began serving: October 1999                    (engineering and energy services worldwide).

                                               Previous Position: Partner, Anderson Worldwide SC.

John F. Cunningham                             Principal Occupation: Director or Trustee of the                     $30,895.01                        $148,500
Birth Date: March 5, 1943                      Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                                 Other Directorships Held: Chairman, President and
TRUSTEE                                        Chief Executive Officer, Cunningham & Co., Inc.
Began serving: January 1999                    (strategic business consulting); Trustee Associate,
                                               Boston College.

                                               Previous Positions: Director, Redgate Communications
                                               and EMC Corporation (computer storage systems);
                                               Chairman of the Board and Chief Executive Officer,
                                               Computer Consoles, Inc.; President and Chief
                                               Operating Officer, Wang Laboratories; Director,
                                               First National Bank of Boston; Director, Apollo
                                               Computer, Inc.

Peter E. Madden                                Principal Occupation: Director or Trustee of the                     $30,895.01                        $148,500
Birth Date: March 16, 1942                     Federated Fund Complex;
One Royal Palm Way
100 Royal Palm Way                             Other Directorships Held: Board of Overseers, Babson
Palm Beach, FL                                 College.
TRUSTEE
Began serving: August 1991                     Previous Positions: Representative, Commonwealth of
                                               Massachusetts General Court; President, State Street
                                               Bank and Trust Company and State Street Corporation
                                               (retired); Director, VISA USA and VISA
                                               International; Chairman and Director, Massachusetts
                                               Bankers Association; Director, Depository Trust
                                               Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.                      Principal Occupations: Director or Trustee of the                    $33,984.52                        $163,350
Birth Date: April 10, 1945                     Federated Fund Complex; Management Consultant;
80 South Road                                  Executive Vice President, DVC Group, Inc.
Westhampton Beach, NY                          (marketing, communications and technology) (prior to
TRUSTEE                                        9/1/00).
Began serving: January 1999
                                               Previous Positions: Chief
                                               Executive Officer, PBTC
                                               International Bank; Partner,
                                               Arthur Young & Company (now
                                               Ernst & Young LLP); Chief
                                               Financial Officer of Retail
                                               Banking Sector, Chase Manhattan
                                               Bank; Senior Vice President, HSBC
                                               Bank USA (formerly, Marine
                                               Midland Bank); Vice President,
                                               Citibank; Assistant Professor of
                                               Banking and Finance, Frank G.
                                               Zarb School of Business, Hofstra
                                               University.

John E. Murray, Jr., J.D., S.J.D.              Principal Occupations: Director or Trustee of the                    $37,074.03                        $178,200
Birth Date: December 20, 1932                  Federated Fund Complex; Chancellor and Law
Chancellor, Duquesne University                Professor, Duquesne University; Partner, Murray,
Pittsburgh, PA                                 Hogue & Lannis.
TRUSTEE
Began serving: February 1995                   Other Directorships Held: Director, Michael Baker
                                               Corp. (engineering, construction, operations and
                                               technical services).

                                               Previous Positions: President, Duquesne University;
                                               Dean and Professor of Law, University of Pittsburgh
                                               School of Law; Dean and Professor of Law, Villanova
                            University School of Law.

Marjorie P. Smuts                              Principal Occupations:  Director or Trustee of the                   $30,895.01                        $148,500
Birth Date: June 21, 1935                      Federated Fund Complex; Public Relations/Marketing
4905 Bayard Street                             Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                                        Previous Positions: National Spokesperson, Aluminum
Began serving: October 1988                    Company of America; television producer; President,
                                               Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh                                  Principal Occupations:  Director or Trustee of the                   $30,895.01                        $148,500
Birth Date: November 28, 1957                  Federated Fund Complex; President and Director, Heat
2604 William Drive                             Wagon, Inc. (manufacturer of construction temporary
Valparaiso, IN                                 heaters); President and Director, Manufacturers
TRUSTEE                                        Products, Inc. (distributor of portable construction
Began serving: January 1999                    heaters); President, Portable Heater Parts, a
                                               division of Manufacturers Products, Inc.

                                               Previous Position: Vice President, Walsh &
                                               Kelly, Inc.

+  The compensation shown is for the Funds discussed in this SAI. These Funds are only a portion of the Funds contained in the Trust.
------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
--------------------------------------               Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                                    Principal Occupations: Executive Vice President and Secretary of the Federated Fund
Birth Date: October 26, 1938                         Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: October 1988                          Previous Positions: Trustee, Federated Investment Management Company and Federated
                                                     Investment Counseling; Director, Federated Global Investment Management Corp.,
                                                     Federated Services Company and Federated Securities Corp.

Richard J. Thomas                                    Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Birth Date: June 17, 1954                            Fund Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998                         Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated
                                 Investors, Inc.

Richard B. Fisher                                    Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Birth Date: May 17, 1923                             Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                                       Federated Securities Corp.
Began serving: October 1988
                                                     Previous Positions: President and Director or Trustee of some of the Funds in the
                                                     Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                                     Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham                                Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money
Birth Date: September 15, 1959                       market products in 2004. She joined Federated in 1981 and has been a Senior
CHIEF INVESTMENT OFFICER                             Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1997. Ms.
Began serving: May 2004                              Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
                                                 ----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
Mary Jo Ochson                                       Principal Occupations:  Ms. Ochson was named Chief Investment Officer of tax-exempt
Birth Date: September 12, 1953                       fixed income products in 2004 and is  a Vice President of the Trust. She joined
CHIEF INVESTMENT OFFICER AND VICE                    Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice
PRESIDENT                                            President of the Funds' Adviser since 1996.  Ms. Ochson is a Chartered Financial
Began serving: November 1998                         Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------
Susan R. Hill                                        Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and
Birth Date: June 20, 1963                            has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the
VICE PRESIDENT                                       Funds' Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003,
Began serving: May 2004                              and served as Vice President of the Funds' Adviser from 1997 until 2004 and as an
                                                     Assistant Vice President of the Funds' Adviser from 1994 until 1997. Ms. Hill is a
                                                     Chartered Financial Analyst and received an M.S. in Industrial Administration from
                                                     Carnegie Mellon University.
--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
Jeff A. Kozemchak                                    Jeff A. Kozemchak  is Vice President of the Trust. Mr. Kozemchak joined Federated
Birth Date: January 15, 1960                         in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice
VICE PRESIDENT                                       President of the Funds' Adviser since 1999. He was a Portfolio Manager until 1996
Began serving: May 2004                              and a Vice President of the Funds' Adviser from 1993 to 1998. Mr. Kozemchak is a
                                                     Chartered Financial Analyst and received his M.S. in Industrial Administration from
                                                     Carnegie Mellon University in 1987.
--------------------------------------------------------------------------------------------------------------------------------------------------
** Officers do not receive any compensation from the Fund.

COMMITTEES OF THE BOARD
                                                                                                                                           Meetings Held
Board                     Committee                                                                                                         During Last
------------------        Members                                  Committee Functions                                                      Fiscal Year
Committee
Executive                 John F. Donahue                          In between meetings of the full Board, the Executive                         Six
                          John E. Murray, Jr., J.D.,               Committee generally may exercise all the powers of the
                          S.J.D.                                   full Board in the management and direction of the
                                                                   business and
                                                                   conduct of
                                                                   the affairs
                                                                   of the Trust
                                                                   in such
                                                                   manner as the
                                                                   Executive
                                                                   Committee
                                                                   shall deem to
                                                                   be in the
                                                                   best
                                                                   interests of
                                                                   the Trust.
                                                                   However, the
                                                                   Executive
                                                                   Committee
                                                                   cannot elect
                                                                   or remove
                                                                   Board
                                                                   members,
                                                                   increase or
                                                                   decrease the
                                                                   number of
                                                                   Trustees,
                                                                   elect or
                                                                   remove any
                                                                   Officer,
                                                                   declare
                                                                   dividends,
                                                                   issue shares
                                                                   or recommend
                                                                   to
                                                                   shareholders
                                                                   any action
                                                                   requiring
                                                                   shareholder
                                                                   approval.

Audit                     Thomas G. Bigley                         The purposes of the Audit Committee are to oversee the                      Nine
                          John T. Conroy, Jr.                      accounting and financial reporting process of the
                          Nicholas P. Constantakis                 Funds, the Funds' internal control over financial
                          Charles F. Mansfield, Jr.                reporting, and the quality, integrity and independent
                                                                   audit of the
                                                                   Funds'
                                                                   financial
                                                                   statements.
                                                                   The Committee
                                                                   also oversees
                                                                   or assists
                                                                   the Board
                                                                   with the
                                                                   oversight of
                                                                   compliance
                                                                   with legal
                                                                   requirements
                                                                   relating to
                                                                   those
                                                                   matters,
                                                                   approves the
                                                                   engagement
                                                                   and reviews
                                                                   the
                                                                   qualifications,
                                                                   independence
                                                                   and
                                                                   performance
                                                                   of the Funds'
                                                                   independent
                                                                   registered
                                                                   public
                                                                   accounting
                                                                   firm, acts as
                                                                   a liaison
                                                                   between the
                                                                   independent
                                                                   registered
                                                                   public
                                                                   accounting
                                                                   firm and the
                                                                   Board and
                                                                   reviews the
                                                                   Funds'
                                                                   internal
                                                                   audit
                                                                   function.
---------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------
Nominating                Thomas G. Bigley                         The Nominating Committee, whose members consist of all                       One
                          John T. Conroy, Jr.                      Independent Trustees, selects and nominates persons for
                          Nicholas P. Constantakis                 election to the Funds' Board when vacancies occur. The
                          John F. Cunningham                       Committee will consider candidates recommended by
                          Peter E. Madden                          shareholders, Independent Trustees, officers or
                          Charles F. Mansfield, Jr.                employees of any of the Funds' agents or service
                          John E. Murray, Jr.                      providers and counsel to the Funds. Any shareholder who
                          Marjorie P. Smuts                        desires to have an individual considered for nomination
                          John S. Walsh                            by the Committee must submit a recommendation in
                                                                   writing to
                                                                   the Secretary
                                                                   of the Funds,
                                                                   at the Funds'
                                                                   address
                                                                   appearing on
                                                                   the back
                                                                   cover of this
                                                                   Statement of
                                                                   Additional
                                                                   Information.
                                                                   The
                                                                   recommendation
                                                                   should
                                                                   include the
                                                                   name and
                                                                   address of
                                                                   both the
                                                                   shareholder
                                                                   and the
                                                                   candidate and
                                                                   detailed
                                                                   information
                                                                   concerning
                                                                   the
                                                                   candidate's
                                                                   qualifications
                                                                   and
                                                                   experience.
                                                                   In
                                                                   identifying
                                                                   and
                                                                   evaluating
                                                                   candidates
                                                                   for
                                                                   consideration,
                                                                   the Committee
                                                                   shall
                                                                   consider such
                                                                   factors as it
                                                                   deems
                                                                   appropriate.
                                                                   Those factors
                                                                   will
                                                                   ordinarily
                                                                   include:
                                                                   integrity,
                                                                   intelligence,
                                                                   collegiality,
                                                                   judgment,
                                                                   diversity,
                                                                   skill,
                                                                   business and
                                                                   other
                                                                   experience,
                                                                   qualification
                                                                   as an
                                                                   "Independent
                                                                   Trustee," the
                                                                   existence of
                                                                   material
                                                                   relationships
                                                                   which may
                                                                   create the
                                                                   appearance of
                                                                   a lack of
                                                                   independence,
                                                                   financial or
                                                                   accounting
                                                                   knowledge and
                                                                   experience,
                                                                   and
                                                                   dedication
                                                                   and
                                                                   willingness
                                                                   to devote the
                                                                   time and
                                                                   attention
                                                                   necessary to
                                                                   fulfill Board
                                                                   responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
                                                                             Dollar Range of               Dollar Range of               Dollar Range of                Dollar Range of
                                              Dollar Range of                  Shares Owned                 Shares Owned                   Shares Owned                   Shares Owned
Interested                                      Shares Owned                in Municipal Fund            in Prime Cash Fund          in Prime Management Fund         in Prime Value Fund
Board Member Name                            in Government Fund
John F. Donahue                                     None                           None                         None                           None                      Over $100,000
J. Christopher Donahue                              None                           None                         None                           None                           None
Lawrence D. Ellis, M.D.                             None                           None                         None                           None                           None

Independent
Board Member Name                                                                                                                                                ------------------------------

Thomas G. Bigley                                    None                           None                         None                           None                           None
John T. Conroy, Jr.                                 None                           None                         None                           None                           None
Nicholas P. Constantakis                            None                           None                         None                           None                           None
John F. Cunningham                                  None                           None                         None                           None                           None
Peter E. Madden                                     None                           None                         None                           None                           None
Charles F. Mansfield, Jr.                           None                           None                         None                           None                           None
John E. Murray, Jr., J.D., S.J.D.                   None                           None                         None                           None                           None
Marjorie P. Smuts                                   None                           None                         None                           None                           None
John S. Walsh                                       None                    $50,001- $100,000                   None                           None                           None

                                                                                Aggregate
----------------------------------------------------------------------       Dollar Range of
                                                                             Shares Owned in
                                                                           Federated Family of
Interested                                    Dollar Range of              Investment Companies
Board Member Name                      Shares Owned in Treasury Fund
John F. Donahue                                     None                      Over $100,000
J. Christopher Donahue                              None                      Over $100,000
Lawrence D. Ellis, M.D.                             None                      Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                    None                      Over $100,000
John T. Conroy, Jr.                                 None                      Over $100,000
Nicholas P. Constantakis                            None                      Over $100,000
John F. Cunningham                                  None                      Over $100,000
Peter E. Madden                                     None                      Over $100,000
Charles F. Mansfield, Jr.                           None                      Over $100,000
John E. Murray, Jr., J.D., S.J.D.                   None                      Over $100,000
Marjorie P. Smuts                                   None                      Over $100,000
John S. Walsh                                       None                      Over $100,000
>/R<
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
>R<

The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.

>/R<

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Funds, the Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If a Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

>R<
Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning each Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include: identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by effective maturity range, type of security and credit quality tier.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of a
Fund, or select the name of a Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of a Fund's fiscal quarters. The Funds' annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of a Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning a Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.
Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds'
Board.

Investment decisions for each Fund are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

On July 31, 2005, the following Funds owned securities of the following regular broker/dealers:

Prime Cash Fund
------------------------------------------------------ -----------------------------------------------------
                    Citibank N.A.                                          $20,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
                      Citicorp. 20,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
            Citigroup Global Markets, Inc                                  240,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
               Goldman Sachs & Co.                                     300,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
                   IXIS Financial                                          400,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
               Merrill Lynch & Co.                                     337,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
                   Morgan Stanley                                          302,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
                       UBS AG                                               25,000,000
------------------------------------------------------ -----------------------------------------------------

Prime Value Fund
------------------------------------------------------ -----------------------------------------------------
               Bear Stearns Cos., Inc.                                     $225,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
                    Citibank N.A.                                           28,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
            Citigroup Global Markets, Inc                                  255,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
            Countrywide Home Loans, Inc.                                   182,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
           Credit Suisse First Boston LLC                                  332,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
           Greenwich Capital Markets, Inc.                                 227,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
           Lehman Brothers Holdings, Inc.                                  150,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
                Lehman Brothers, Inc.                                       48,300,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
               Merrill Lynch & Co.                                     451,500,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
                   Morgan Stanley                                          356,000,000
------------------------------------------------------ -----------------------------------------------------

Prime Management Fund
------------------------------------------------------ -----------------------------------------------------
                     Bear Sterns                                           $72,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
            Citigroup Global Markets, Inc                                  150,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
              Countrywide Funding Corp.                                     1,000,904
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
            Countrywide Home Loans, Inc.                                    77,600,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
           Credit Suisse First Boston LLC                                  145,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
                Credit Suisse Zurich                                        84,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
           Greenwich Capital Markets, Inc.                                 200,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
               IXIS Financial Products                                     220,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
               Merrill Lynch & Co.                                      50,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
          Merrill Lynch Pierce & Fenner                                 75,000,000
------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
                   Morgan Stanley                                          175,002,804
------------------------------------------------------ -----------------------------------------------------
>/R<

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                 Average Aggregate Daily
       Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1%
               on the first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse a Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
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State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Prime
Cash Fund, the Prime Management Fund or the Prime Value Fund are held by foreign banks participating in a network coordinated by State Street Bank.

>/R<

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Funds' registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, Deloitte &
Touche LLP, conducts its audits in accordance with standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether a Fund's financial statements and financial highlights are free of material misstatement.

>R<

FEES PAID BY THE FUNDS FOR SERVICES
                                       Advisory Fee, Advisory Fee Reduction and                                     Administrative Fee                          Shareholder
                                              Advisory Fee Reimbursement                                                                                        Services Fee
   For the Year Ended              2005(1)               2004                  2003              2005 (1)                2004                   2003             2005 (1)
   July 31
   Municipal Fund                $7,081,133           $5,530,104            $3,737,945          $2,697,912            $2,100,403            $1,405,467           $486,795
                                                       3,074,909             2,152,052
                                  4,202,092
   Prime Cash Fund                                    26,600,910            24,888,238           6,494,957            10,100,865             9,357,978            589,406
                                 17,047,130
                                  8,864,732           13,743,408            12,992,258
   Prime Management                                       --                    --               1,141,805                --                     --               211,740
   Fund                           2,996,863
                                  2,996,863               --                    --
   Prime Value Fund                                   25,432,562            24,844,895           6,712,268             9,656,967             9,341,681            998,292
                                 17,617,502
                                                      14,378,285            14,184,851
                                 10,106,366
                                   199,769
   Treasury Fund                                      23,407,806            24,778,551           9,297,875             8,887,499             9,316,735            673,097
                                 24,403,871
                                                       9,743,478            10,488,439
                                  9,959,827
   Government Fund               16,573,610           17,441,556            21,459,834           6,314,545             6,622,112             8,068,897            67,268
                                  7,076,298            7,438,984             9,052,814
(1) For Prime Management Fund, for the period from January 18, 2005 (start of performance) to July 31, 2005.

Fees are allocated among classes based on their pro rata share of a Fund's assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended July 31, 2005.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended July 31, 2005.

           Government Fund                         7-Day Period               Start of Performance on
                                                                                     1/18/2005
            Total Return                                N/A                            1.38%
                Yield                                  3.03%                            N/A
           Effective Yield                             3.08%                            N/A

                                                7-Day Period                   1 Year                    5 Years                 10 Years
Municipal Fund:
Total Return                                        N/A                        1.71%                      1.81%                    2.67%
Yield                                              2.14%                        N/A                        N/A                      N/A
Effective Yield                                    2.16%                        N/A                        N/A                      N/A
Tax-Equivalent Yield                               3.29%                        N/A                        N/A                      N/A
                                                7-Day Period                   1 Year                    5 Years                 10 Years
Prime Cash Fund:
Total Return                                        N/A                        2.16%                      2.41%                    3.91%
Yield                                              3.13%                        N/A                        N/A                      N/A
Effective Yield                                    3.18%                        N/A                        N/A                      N/A

Prime Management Fund                      7-Day Period                Start of Performance on
                                                                              1/18/2005
Total Return                                    N/A                             1.47%
Yield                                          3.17%                             N/A
Effective Yield                                3.22%                             N/A

                                7-Day Period                 1 Year                   5 Years                        10 Years
Prime Value Fund:
Total Return                         N/A                      2.20%                    2.45%                          3.95%
Yield                               3.17%                      N/A                      N/A                            N/A
Effective Yield                     3.22%                      N/A                      N/A                            N/A
                                7-Day Period                 1 Year                   5 Years                Start of Performance on
                                                                                                                    4/14/1997
Treasury Fund:
Total Return                         N/A                      2.02%                    2.26%                          3.44%
Yield                               2.98%                      N/A                      N/A                            N/A
Effective Yield                     3.03%                      N/A                      N/A                            N/A

>/R<

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the return.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return, raising the sum to the
365/7th power; and subtracting one from the result. The tax-equivalent yield of
Municipal Fund Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
With regard to the Municipal Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Municipal Fund. The interest earned by the tax-exempt securities owned by the Municipal Fund generally remains free from federal regular income tax and is often free from state and local taxes as well.
However, some of the Municipal Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

>R<

                              TAX EQUIVALENCY TABLE

           Taxable Yield Equivalent for 2005 Multistate Municipal Fund
Tax Bracket:
Federal                       10.00%            15.00%           25.00%            28.00%           33.00%            35.00%
Joint Return:                     $0 -         $14,601 -        $59,401 -        $119,951 -       $182,801 -            Over
                             $14,600           $59,400    -------------    --------------    -------------    --------------
                                                               $119,950          $182,800         $326,450          $326,450
Single Return:                    $0 -          $7,301 -        $29,701 -         $71,951 -       $150,151 -            Over
                       -------------    --------------    -------------    --------------    -------------    --------------
                              $7,300           $29,700          $71,950          $150,150         $326,450          $326,450
Tax-Exempt Yield                                             Taxable Yield Equivalent
0.50%                          0.56%             0.59%            0.67%             0.69%            0.75%             0.77%
1.00%                          1.11%             1.18%            1.33%             1.39%            1.49%             1.54%
1.50%                          1.67%             1.76%            2.00%             2.08%            2.24%             2.31%
2.00%                          2.22%             2.35%            2.67%             2.78%            2.99%             3.08%
2.50%                          2.78%             2.94%            3.33%             3.47%            3.73%             3.85%
3.00%                          3.33%             3.53%            4.00%             4.17%            4.48%             4.62%
3.50%                          3.89%             4.12%            4.67%             4.86%            5.22%             5.38%
4.00%                          4.44%             4.71%            5.33%             5.56%            5.97%             6.15%
4.50%                          5.00%             5.29%            6.00%             6.25%            6.72%             6.92%
5.00%                          5.56%             5.88%            6.67%             6.94%            7.46%             7.69%
5.50%                          6.11%             6.47%            7.33%             7.64%            8.21%             8.46%
6.00%                          6.67%             7.06%            8.00%             8.33%            8.96%             9.23%
6.50%                          7.22%             7.65%            8.67%             9.03%            9.70%            10.00%
7.00%                          7.78%             8.24%            9.33%             9.72%           10.45%            10.77%
7.50%                          8.33%             8.82%           10.00%            10.42%           11.19%            11.54%
8.00%                          8.89%             9.41%           10.67%            11.11%           11.94%            12.31%
8.50%                          9.44%            10.00%           11.33%            11.81%           12.69%            13.08%
9.00%                         10.00%            10.59%           12.00%            12.50%           13.43%            13.85%
9.50%                         10.56%            11.18%           12.67%            13.19%           14.18%            14.62%
10.00%                        11.11%            11.76%           13.33%            13.89%           14.93%            15.38%
10.50%                        11.67%            12.35%           14.00%            14.58%           15.67%            16.15%
11.00%                        12.22%            12.94%           14.67%            15.28%           16.42%            16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
------------------------------------------------------------------------------------------------------------------------------

>/R<

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
o  charts, graphs and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact a Fund; and
o information about the mutual fund industry from sources such as the Investment
Company Institute. A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills. The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

Lipper, Inc.
Lipper, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IMoneyNet, Inc.'s Money Fund Report
IMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. IMoneyNet, Inc.'s Money Fund Report publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day CD Index
Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

Discount Corporation of New York 30-Day Federal Agencies
Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in
30 days.

Bank Rate Monitor(C) National Index
Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

>R<

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended July 31, 2005, are incorporated herein by reference to the Annual Report to Shareholders of the
Funds dated July 31, 2005.

INVESTMENT RATINGS
INVESTMENT RATINGS FOR PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

STANDARD & POOR'S (S & P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1--Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation. SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S & P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long- term debt rating symbols are used for bonds to denote the long- term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S & P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1--A Short-term obligation rated `A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2--A Short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa--Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A--Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper- medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)," few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit." Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

INVESTMENT RATINGS FOR MUNICIPAL FUND
S & P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1.
(The definitions for the long-term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDRESSES

MONEY MARKET OBLIGATIONS TRUST
Government Obligations Fund
Municipal Obligations Fund
Prime Cash Obligations Fund
Prime Management ObligationsFund
Prime Value Obligations Fund
Treasury Obligations Fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky, LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Fitch IBCA
Moody's Investor Service
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

>/R<

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Money Market Obligations Trust

PROSPECTUS

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September 30, 2005


Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund

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Prime Management Obligations Fund


Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are Each Fund’s Fees and Expenses?	13
What are Each Fund’s Investment Strategies?	17
What are the Principal Securities in Which the Funds Invest?	19
What are the Specific Risks of Investing in the Funds?	25
What Do Shares Cost?	27
How are the Funds Sold?	28
How to Purchase Shares	29
How to Redeem and Exchange Shares	31
Account and Share Information	35
Who Manages the Funds?	37
Legal Proceedings	38
Financial Information	39

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Risk/Return Summary

WHAT IS EACH FUND’S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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Fund	Objective

Government Obligations Fund (Government Fund)	To provide current income consistent with stability of principal.

Government Obligations Tax-Managed Fund (Government Tax-Managed Fund)	To provide current income consistent with stability of principal and liquidity.

Municipal Obligations Fund (Municipal Fund)	To provide current income exempt from all federal regular income tax consistent with stability of principal.

Prime Obligations Fund (Prime Fund)	To provide current income consistent with stability of principal.

Prime Cash Obligations Fund (Prime Cash Fund)	To provide current income consistent with stability of principal and liquidity.

Prime Management Obligations Fund (Prime Management Fund)	To provide current income consistent with stability of principal.

Prime Value Obligations Fund (Prime Value Fund)	To provide current income consistent with stability of principal and liquidity.

Tax-Free Obligations Fund (Tax-Free Fund)	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

Treasury Obligations Fund (Treasury Fund)	To provide current income consistent with stability of principal.

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While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The investment objective of the Municipal Fund, the Prime Cash Fund, and the Prime Value Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

WHAT ARE EACH FUND’S MAIN INVESTMENT STRATEGIES?

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Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

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Government Fund

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

The Government Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions.

Government Tax-Managed Fund

The Government Tax-Managed Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities that pay interest exempt from state personal income tax.

Municipal Fund

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The Municipal Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Municipal Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the alternative minimum tax for individuals and corporations (AMT).

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Prime Fund

The Prime Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations, and the U.S. government.

Prime Cash Fund

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The Prime Cash Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations, and the U.S. government.

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Prime Management Fund

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The Prime Management Fund invests primarily in a portfolio of short-term, high quality, fixed-income securities issued by banks, corporations, and the U.S. government.

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Prime Value Fund

The Prime Value Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations, and the U.S. government.

Tax-Free Fund

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The Tax-Free Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Tax-Free Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax.

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Treasury Fund

The Treasury Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

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Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund

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The Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund intend to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. These Funds may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, these Funds may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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Government Tax-Managed Fund

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The Government Tax-Managed Fund intends to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Bank System and the Tennessee Valley Authority. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Government Tax-Managed Fund may also invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.26%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.63% (quarter ended September 30, 2000). Its lowest quarterly return was 0.22% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	1.21%

5 Years	2.84%

10 Years	4.15%

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The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2004 was 2.00%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.25%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.62% (quarter ended September 30, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	1.19%

5 Years	2.82%

Start of Performance[1]	4.02%

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1 The Fund’s Institutional Shares start of performance date was June 2, 1995.

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The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2004 was 1.99%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.05%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.11% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	1.14%

5 Years	2.17%

10 Years	2.90%

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The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2004 was 1.82%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Shares are sold without sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.28%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.65% (quarter ended December 31, 2000). Its lowest quarterly return was 0.23% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	1.25%

5 Years	2.92%

10 Years	4.21%

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The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2004 was 2.03%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.29%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.66% (quarter ended December 31, 2000). Its lowest quarterly return was 0.24% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	1.27%

5 Years	2.93%

10 Years	4.24%

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The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2004 was 2.05%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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A performance bar chart and total return information for the Prime Management Fund will be provided after the Fund has been in operation for a full calendar year.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.32%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.67% (quarter ended December 31, 2000). Its lowest quarterly return was 0.25% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	1.31%

5 Years	2.98%

10 Years	4.28%

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The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2004 was 2.09%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.01%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.06% (quarter ended December 31, 2000). Its lowest quarterly return was 0.19% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	1.06%

5 Years	2.02%

10 Years	2.74%

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The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2004 was 1.76%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Shares are sold without sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.22%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.60% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	1.14%

5 Years	2.75%

10 Years	4.06%

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The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2004 was 1.84%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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What are Each Fund’s Fees and Expenses?

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Government Fund and Government Tax-Managed Fund.

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Shareholder Fees	Government Fund	Government Tax-Managed Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%
Distribution (12b-1) Fee	None	None
Shareholder Services Fee[3]	0.25%	0.25%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.54%	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2005.

Total Waiver of Fund Expenses	0.34%	0.34%
Total Actual Annual Fund Operating Expenses (after waivers)	0.20%	0.20%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Government Fund and the Government Tax-Managed Fund (after the voluntary waivers) were 0.11% for the fiscal year ended July 31, 2005.

3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Institutional Shares of the Government Fund and the Government Tax-Managed Fund (after voluntary waivers) was 0.00% for the fiscal year ended July 31, 2005.

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MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Municipal Fund, Prime Cash Fund, and Prime Management Fund.

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Shareholder Fees	Municipal Fund	Prime Cash Fund	Prime Management Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.20%[2]	0.20%[2]	0.20%[3]
Distribution (12b-1) Fee	None	None	None
Shareholder Services Fee	0.25%[4]	0.25%[4]	0.25%[5]
Other Expenses	0.11%[6]	0.09%[6]	0.10%
Total Annual Fund Operating Expenses	0.56%	0.54%	0.55%

1 With regard to the Municipal Fund and the Prime Cash Fund, the percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2005. With regard to the Prime Management Fund, the percentages shown above are based on anticipated expenses for the entire fiscal year ending July 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. Shown below are the anticipated waivers, along with the net expenses the Prime Management Fund expects to actually pay for the fiscal year ending July 31, 2006.

Total Waivers of Fund Expenses	0.38%	0.36%	0.35%
Total Annual Fund Operating Expenses (after waivers)	0.18%	0.18%	0.20%[7,8]

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Municipal Fund and the Prime Cash Fund (after the voluntary waivers) were 0.08% and 0.10%, respectively, for the fiscal year ended July 31, 2005.

3 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Prime Management Fund (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending July 31, 2006.

4 The shareholder services provider did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2005. The shareholder services provider has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2006.

5 The shareholder services provider expects to voluntarily waive the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Prime Management Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending July 31, 2006.

6 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Municipal Fund and the Prime Cash Fund (after the voluntary waivers) were 0.10% and 0.08%, respectively, for the fiscal year ended July 31, 2005.

7 As of July 31, 2005, the Prime Management Fund’s operating expenses after waivers were 0.14%. During the fiscal year ending July 31, 2006, it is anticipated that the adviser and its affiliates will adjust the waivers, until total expenses after waivers increase to 0.20% for Institutional Shares. This may occur at any time on or before July 31, 2006. Although these anticipated voluntary waivers can be terminated at any time, it is presently anticipated that total expenses after waivers will continue at this level thereafter.
8 Total Annual Fund Operating Expenses paid by the Prime Management Fund (after the voluntary waivers) were 0.13% for the fiscal year ended July 31, 2005.
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MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Prime Value Fund, Prime Fund, and Tax-Free Fund.

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Shareholder Fees	Prime Value Fund	Prime Fund	Tax-Free Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Shareholder Services Fee	0.25%[3]	0.25%[4]	0.25%[4]
Other Expenses[5]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.54%	0.54%	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider, and administrator waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.37%	0.34%	0.34%
Total Actual Annual Fund Operating Expenses (after waivers)	0.17%	0.20%	0.20%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Prime Value Fund, Prime Fund, and Tax-Free Fund (after the voluntary waivers) were 0.09%, 0.12% and 0.12%, respectively, for the fiscal year ended July 31, 2005.

3 The shareholder services provider did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2005. The shareholder services provider has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2006.

4 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Prime Fund and Tax-Free Fund (after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 2005.

5 The administrator voluntarily waived a portion of its fees. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Prime Value Fund, Prime Fund, and Tax-Free Fund (after the voluntary waivers) were 0.08% for the fiscal year ended July 31, 2005.

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MONEY MARKET OBLIGATIONS TRUST

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Treasury Fund.

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Shareholder Fees	Treasury Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.09%
Total Annual Fund Operating Expenses	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.34%
Total Actual Annual Fund Operating Expenses (after waivers)	0.20%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Treasury Fund (after the voluntary waiver) was 0.12% for the fiscal year ended July 31, 2005.

3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Institutional Shares of the Treasury Fund (after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 2005.

4 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.08% for the fiscal year ended July 31, 2005.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Funds’ Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Fund	1 Year	3 Years	5 Years	10 Years

Government Fund	$55	$173	$302	$677

Government Tax-Managed Fund	$55	$173	$302	$677

Municipal Fund	$57	$179	$313	$701

Prime Cash Fund	$55	$173	$302	$677

Prime Management Fund	$56	$176	$307	$689

Prime Value Fund	$55	$173	$302	$677

Prime Fund	$55	$173	$302	$677

Tax-Free Fund	$55	$173	$302	$677

Treasury Fund	$55	$173	$302	$677

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What are Each Fund’s Investment Strategies?

Each Fund’s investment strategy is described earlier under “What are Each Fund’s Main Investment Strategies?” Following is additional information on the investment strategies for the Funds.

The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

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MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND, AND TAX-FREE FUND

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

MUNICIPAL FUND AND TAX-FREE FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available.

GOVERNMENT FUND

Because the Government Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Government Fund to normally invest less than 80% of its assets in U.S. government investments.

GOVERNMENT TAX-MANAGED FUND

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Because the Government Tax-Managed Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Government Tax-Managed Fund to normally invest less than 80% of its assets in U.S. government investments. Because the fund refers to “tax-managed” in its name, U.S. government investments that are collateral under repurchase agreements are not included in this calculation.

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MUNICIPAL FUND

Because the Municipal Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. The Adviser may invest in securities subject to the federal alternative minimum tax (AMT) for individuals and corporations in an attempt to enhance yield and provide diversification.

TAX-FREE FUND

Because the Tax-Free Fund refers to tax-free investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TREASURY FUND

Because the Treasury Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Treasury Fund to normally invest less than 80% of its assets in U.S. Treasury investments.

Industry Concentration

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The Prime Fund and the Prime Management Fund may invest 25% or more of their assets in commercial paper issued by finance companies.

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Temporary Defensive Investments

The Municipal Fund and the Tax-Free Fund may temporarily depart from their principal investment strategies by investing their assets in cash or securities subject to federal income tax. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to receive and distribute taxable income to investors, and to that extent to fail to meet their investment objectives of providing current and dividend income exempt from regular federal income tax consistent with stability of principal.

What are the Principal Securities in Which the Funds Invest?

GOVERNMENT FUND

The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities and repurchase agreements.

GOVERNMENT TAX-MANAGED FUND

The Government Tax-Managed Fund invests primarily in fixed-income securities, including U.S. Treasury securities and agency securities.

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MUNICIPAL FUND AND TAX-FREE FUND

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The Municipal Fund and Tax-Free Fund invest primarily in tax-exempt securities, a type of fixed-income security, including variable rate demand instruments and municipal notes. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies. Certain of these tax-exempt securities may be subject to credit enhancement.

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PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

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The Prime Fund, Prime Cash Fund, Prime Management Fund and the Prime Value Fund invest primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities, and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund also may invest principally in securities of other investment companies.

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TREASURY FUND

The Treasury Fund invests primarily in U.S. Treasury securities and repurchase agreements.

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The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest other types of securities as a non-principal investment as described in the Funds’ Statement of Additional Information (SAI).

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FIXED-INCOME SECURITIES

Fixed-income securities pay interest or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Each of the Funds invest primarily in fixed-income securities or one or more types of fixed-income securities.

U.S. Treasury Securities

The Government Fund, Government Tax-Managed Fund and Treasury Fund may principally invest in U.S. Treasury Securities. U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

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The Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in certain agency securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Agency Securities (Government Tax-Managed Fund)

The Government Tax-Managed Fund may principally invest in agency securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Government Tax-Managed Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Tax-Exempt Securities

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The Municipal Fund and the Tax-Free Fund may primarily invest in tax-exempt securities. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities, and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

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VARIABLE-RATE DEMAND INSTRUMENTS

The Municipal Fund and the Tax-Free Fund may principally invest in variable-rate demand instruments. Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

The Municipal Fund and Tax-Free Fund may principally invest in municipal notes. Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Corporate Debt Securities

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in corporate debt securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in commercial paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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DEMAND INSTRUMENTS

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in demand instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Prime Fund, the Prime Cash Fund, and the Prime Value Fund treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Bank Instruments

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in bank instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances.

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Asset-Backed Securities

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in asset-backed securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

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INSURANCE CONTRACTS

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Prime Fund, the Prime Cash Fund, and the Prime Value Fund treat these contracts as fixed-income securities.

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Municipal Securities

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in municipal securities. Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities.

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Foreign Securities

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in foreign securities. Foreign securities are securities of issuers based outside the United States. The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund consider an issuer to be based outside the United States if:

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  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Credit Enhancement

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Certain fixed-income securities invested in by the Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may be subject to credit enhancement. The Municipal Fund and Tax-Free Fund also may invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Repurchase Agreements

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The Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund may principally invest in repurchase agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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Repurchase agreements are subject to credit risks.

Investing in Securities of Other Investment Companies

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. These other investment companies are managed independently of the Funds and incur additional expenses. Therefore, any such investment by a Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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Investment Ratings

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The money market instruments in which the Prime Fund, Prime Cash Fund, and Tax-Free Fund invest will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings. The securities in which the Municipal Fund, Prime Management Fund and Prime Value Fund invest will be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Funds?

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Each of the Funds is subject to interest rate risks. In addition, each of the Funds (except the Government Tax-Managed Fund) is subject to credit risks. The Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund are subject to sector risks. The Municipal Fund and Tax-Free Fund are subject to tax risks. Finally, the Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may be subject to risks of foreign investing.

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INTEREST RATE RISKS

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Government Fund, Government Tax-Managed Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, Tax-Free Fund, and Treasury Fund

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

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Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, a Fund must rely entirely on the Adviser’s credit assessment.

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Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

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Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund

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A substantial part of the Prime Fund’s and Prime Management Fund’s portfolios may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the portfolios of the Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

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TAX RISKS

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Municipal Fund and Tax-Free Fund

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In order to pay interest that is exempt from federal regular income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

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RISKS OF FOREIGN INVESTING

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Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.

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When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV.

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The NAV of the Municipal Fund, and the Tax-Free Fund is determined at noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Government Tax-Managed Fund is determined at 2:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Prime Cash Fund is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund is determined at 5:00 p.m. (Eastern time) each day the NYSE is open, except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

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The required minimum initial investment for each Fund is $500,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How are the Funds Sold?

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The Government Tax-Managed Fund and Tax-Free Fund offer two Shares classes: Institutional Shares and Institutional Service Shares. The Prime Fund offer three Share classes: Institutional Shares, Institutional Service Shares and Trust Shares. The Municipal Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund offer three Share classes: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. The Government Fund and Treasury Fund offer four Share classes: Institutional Shares, Institutional Service Shares, Institutional Capital Shares, and Trust Shares. All Share classes offered by each Fund represent interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call
1-800-341-7400 for more information concerning the other classes.

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The Funds’ Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors or to individuals, directly or through investment professionals. The Municipal Fund and the Tax-Free Fund may not be a suitable investment for retirement plans.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Funds may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, a Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the financial institution under a Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Funds and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or a Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Funds or through an exchange from another Federated Fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Funds. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may purchase Shares by calling the Funds at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after a Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by a Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call a Fund by 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. (Eastern time) with respect to the Municipal Fund, the Prime Cash Fund, and the Tax-Free Fund, and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund, and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

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Send your wire to:

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State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If a Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or State Street Bank and Trust Company, the Funds’ transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from a Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

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If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUNDS

By Telephone

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You may redeem or exchange Shares by calling the Funds at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders.

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If you call a Fund by noon (Eastern time) with respect to the Municipal Fund and the Tax-Free Fund, 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund, and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Municipal Fund or the Tax-Free Fund after noon (Eastern time), the Government Tax-Managed Fund after 2:00 p.m. (Eastern time) or the Prime Cash Fund after 3:00 p.m. (Eastern time) and, in each case, before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day’s dividend, and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number, and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Funds if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

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Although each Fund intends to pay Share redemptions in cash, each Fund (except the Prime Fund and the Prime Value Fund) reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

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LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

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Government Fund, Treasury Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund

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  to allow your purchase by check to clear;
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings;
  during any period when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted due to market-wide events; or
  during any period which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

Government Tax-Managed Fund, Municipal Fund, and Tax-Free Fund

  to allow your purchase to clear;
  during periods of market volatility; or
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  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.
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You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of a Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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A Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

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With respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund, dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund’s daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

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The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. See “Tax-Information” below for information on the tax consequences of the Municipal Fund or the Tax-Free Fund realizing a capital gain.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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Government Fund, Government Tax-Managed Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund

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The Funds send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Municipal Fund and Tax-Free Fund

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The Municipal Fund and the Tax-Free Fund send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that distributions from the Municipal Fund and the Tax-Free Fund will be primarily dividends that are exempt from federal regular income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes.

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Although the Municipal Fund and Tax-Free Fund do not seek to realize capital gains, either Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.

Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Funds’ investments, and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds’ Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds’ Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Funds’ portfolios and their performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning each Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of a Fund’s top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of a Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Funds?

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The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Annual Report dated July 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand each Fund’s financial performance for its past five fiscal years, or since inception if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, are included in the Annual Report.

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Financial Highlights–Government Fund

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

(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.009	0.013	0.022	0.055
Less Distributions:
Distributions from net investment income	(0.022)	(0.009)	(0.013)	(0.022)	(0.055)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.20%	0.92%	1.30%	2.23%	5.64%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.17%	0.91%	1.30%	2.19%	5.39%

Expense waiver/reimbursement[2]	0.34%	0.34%	0.34%	0.34%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,721,965	$5,134,296	$6,166,411	$7,380,640	$6,667,868

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1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Government Tax-Managed Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.009	0.013	0.021	0.054
Net realized and unrealized gain on investments	--	--	--	0.001	--

TOTAL FROM INVESTMENT OPERATIONS	0.022	0.009	0.013	0.022	0.054

Less Distributions:
Distributions from net investment income	(0.022)	(0.009)	(0.013)	(0.021)	(0.054)
Distributions from net realized gain on investments	--	--	--	(0.001)	--

TOTAL DISTRIBUTIONS	(0.022)	(0.009)	(0.013)	(0.022)	(0.054)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.17%	0.89%	1.26%	2.22%	5.61%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.15%	0.88%	1.25%	2.16%	5.36%

Expense waiver/reimbursement[2]	0.34%	0.35%	0.34%	0.34%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,206,111	$1,159,503	$1,521,953	$1,798,217	$2,280,317

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1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Municipal Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018	0.009	0.012	0.018	0.038
Net realized and unrealized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.018	0.009	0.012	0.018	0.038

Less Distributions:
Distributions from net investment income	(0.018)	(0.009)	(0.012)	(0.018)	(0.038)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.82%	0.94%	1.25%	1.79%	3.88%

Ratios to Average Net Assets:

Expenses	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	1.85%	0.94%	1.19%	1.68%	3.80%

Expense waiver/reimbursement[3]	0.13%	0.12%	0.12%	0.13%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,040,759	$2,144,468	$1,570,532	$856,839	$391,269

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1 Represents less than $0.001.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Prime Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.010	0.014	0.023	0.056
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.022	0.010	0.014	0.023	0.056

Less Distributions:
Distributions from net investment income	(0.022)	(0.010)	(0.014)	(0.023)	(0.056)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.24%	0.97%	1.36%	2.32%	5.74%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.19%	0.96%	1.34%	2.21%	5.32%

Expense waiver/reimbursement[3]	0.34%	0.34%	0.34%	0.34%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$15,600,659	$16,519,436	$20,110,135	$20,707,206	$13,560,153

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1 Represents less than $0.001.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Prime Cash Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.010	0.014	0.023	0.056
Less Distributions:
Distributions from net investment income	(0.022)	(0.010)	(0.014)	(0.023)	(0.056)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.26%	0.99%	1.37%	2.34%	5.76%

Ratios to Average Net Assets:

Expenses	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	2.15%	0.98%	1.34%	2.25%	5.30%

Expense waiver/reimbursement[2]	0.11%	0.11%	0.11%	0.11%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,674,270	$8,605,478	$9,986,839	$8,219,465	$5,671,182

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1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further Information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Prime Management Fund

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(For a Share Outstanding Throughout the Period)

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Year Ended 7/31/2005 [1]

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.024
Less Distributions:
Distributions from net investment income	(0.024)

Net Asset Value, End of Period	$1.00

Total Return[2]	2.39%

Ratios to Average Net Assets:

Expenses	0.13%[3]

Net investment income	2.82%[3]

Expense waiver/reimbursement[4]	0.45%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,638,079

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1 Reflects operations for the period from August 11, 2004 (date of initial public investment) to
July 31, 2005.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Prime Value Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023	0.010	0.014	0.024	0.057
Less Distributions:
Distributions from net investment income	(0.023)	(0.010)	(0.014)	(0.024)	(0.057)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.30%	1.03%	1.41%	2.39%	5.81%

Ratios to Average Net Assets:

Expenses	0.17%	0.17%	0.17%	0.17%	0.16%

Net investment income	2.17%	1.02%	1.38%	2.28%	5.34%

Expense waiver/reimbursement[2]	0.12%	0.12%	0.12%	0.12%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,799,231	$9,502,207	$10,410,998	$7,967,856	$5,395,732

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1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


Financial Highlights–Tax-Free Fund


(For a Share Outstanding Throughout Each Period)


Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.008	0.011	0.016	0.036
Net realized and unrealized gain (loss) on investments	(0.000)[1]	0.000 [1]	(0.000)[1]	0.000 [1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.017	0.008	0.011	0.016	0.036

Less Distributions:
Distributions from net investment income	(0.017)	(0.008)	(0.011)	(0.016)	(0.036)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.75%	0.85%	1.14%	1.65%	3.66%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.78%	0.85%	1.12%	1.59%	3.56%

Expense waiver/reimbursement[3]	0.34%	0.34%	0.34%	0.34%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$8,460,989	$6,249,045	$6,143,476	$5,265,275	$3,286,888

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1 Represents less than $0.001.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


Financial Highlights–Treasury Fund


(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.009	0.013	0.020	0.053
Net realized and unrealized gain on investments	--	--	0.000 [1]	0.001	--

TOTAL FROM INVESTMENT OPERATIONS	0.021	0.009	0.013	0.021	0.053

Less Distributions:
Distributions from net investment income	(0.021)	(0.009)	(0.013)	(0.020)	(0.053)
Distributions from net realized gain on investments	--	--	(0.000)[1]	(0.001)	--

TOTAL DISTRIBUTIONS	(0.021)	(0.009)	(0.013)	(0.021)	(0.053)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.12%	0.86%	1.27%	2.17%	5.47%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.12%	0.85%	1.25%	2.04%	5.36%

Expense waiver/reimbursement[3]	0.34%	0.34%	0.34%	0.34%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,733,139	$5,558,392	$5,085,604	$7,484,039	$6,009,592


1 Represents less than $0.001.


2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.


These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.


You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 © Federated Investors, Inc.

Cusip 60934N104
Cusip 60934N856
Cusip 60934N658
Cusip 60934N203
Cusip 60934N625
Cusip 60934N583
Cusip 60934N401
Cusip 60934N500
Cusip 60934N112


G02705-01 (9/05)


MONEY MARKET OBLIGATIONS TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 30, 2005

INSTITUTIONAL SHARES

Government Obligations Fund (Government Fund)
Government Obligations Tax-Managed Fund (Government Tax-Managed Fund)
Municipal Obligations Fund (Municipal Fund)
Prime Obligations Fund (Prime Fund)
Prime Cash Obligations Fund (Prime Cash Fund)
>R<
Prime Management Obligations Fund (Prime Management Fund)
>/R<
Prime Value Obligations Fund (Prime Value Fund)
Tax-Free Obligations Fund (Tax-Free Fund)
Treasury Obligations Fund (Treasury Fund)

>R<

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Shares of the Funds, dated September 30, 2005. This SAI incorporates by reference the Funds' Annual
Report. Obtain the prospectus or the Annual Report without charge by calling
1-800-341-7400.

>/R<

                                                                 CONTENTS
                                                                 How are the Funds Organized?................................1
                                                                 -------------------------------------------------------------
                                                                 Securities in Which the Funds Invest........................1
                                                                 -------------------------------------------------------------
                                                                 What Do Shares Cost?........................................8
                                                                 -------------------------------------------------------------
                                                                 How are the Funds Sold?.....................................8
                                                                 -------------------------------------------------------------
                                                                 Subaccounting Services......................................9
                                                                 -------------------------------------------------------------
                                                                 Redemption in Kind.........................................10
                                                                 -------------------------------------------------------------
                                                                 Massachusetts Partnership Law..............................10
                                                                 -------------------------------------------------------------
                                                                 Account and Share Information..............................10
                                                                 -------------------------------------------------------------
                                                                 Tax Information............................................10
                                                                 -------------------------------------------------------------
                                                                 Who Manages and Provides Services to the Funds?............13
                                                                 -------------------------------------------------------------
                                                                 How Do the Funds Measure Performance?......................22
                                                                 -------------------------------------------------------------
                                                                 Who is Federated Investors, Inc.?..........................27
                                                                 -------------------------------------------------------------
                                                                 Financial Information......................................27
                                                                 -------------------------------------------------------------
                                                                 Investment Ratings ........................................28
                                                                 -------------------------------------------------------------
                                                                 Addresses..................................................34
                                                                 -------------------------------------------------------------
                                                                 Appendix.....................................................
                                                                 -------------------------------------------------------------

1

HOW ARE THE FUNDS ORGANIZED?

>R<

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Government Fund, Prime Fund, Tax-Free Fund and Treasury Fund were established as portfolios of the Trust on October 3, 1988. The Municipal Fund, Prime Cash Fund
and Prime Value Fund were reorganized as portfolios of the Trust on August 19,
1999. The Government Tax-Managed Fund was established as a portfolio of the
Trust on December 28, 1994. The Prime Management Fund was established as a portfolio of the Trust on February 13, 2003. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

  The Board of Trustees (the "Board") has established four classes of shares of the Funds, known as Institutional Shares, Institutional Service Shares,
Institutional Capital Shares and Trust Shares (Shares). The Government
Tax-Managed Fund and Tax-Free Fund offer two Share classes: Institutional Shares and Institutional Service Shares. The Municipal Fund, Prime Cash Fund, Prime
Management Fund and Prime Value Fund offer three Share classes: Institutional
Shares, Institutional Service Shares, and Institutional Capital Shares. The
Prime Fund offers three Share classes: Institutional Shares, Institutional
Service Shares and Trust Shares. The Government Fund and Treasury Fund offers four Share classes: Institutional Shares, Institutional Service Shares,
Institutional Capital Shares, and Trust Shares. This SAI relates to
Institutional Shares. The Funds' investment adviser is Federated Investment
Management Company (Adviser).
>/R<

SECURITIES IN WHICH THE FUNDS INVEST

The principal securities in which the Funds may invest are described in the
Funds' prospectus. In pursuing its investment strategy, a Fund also may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Government Fund, Government Tax-Managed Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime
Value Fund, Tax-Free Fund and Treasury Fund
ZERO COUPON SECURITIES
>R<
Certain fixed income securities of the types in which the Funds may invest may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.
>R<
CALLABLE SECURITIES
Certain fixed income securities in which the Funds invest are callable at the option of the issuer. Callable securities are subject to call risks.

SPECIAL TRANSACTIONS
DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
  The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.
SECURITIES LENDING
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  The Prime Fund and Prime Management Fund have no present intention to engage in securities lending. INTER-FUND BORROWING AND LENDING ARRANGEMENTS The
Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated Investors,
Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. A Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

ASSET COVERAGE
In order to secure its obligations in connection with special transactions, a
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a
Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions. In addition, a Fund may invest in the securities described below:

>R<
Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund
TREASURY SECURITIES
The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund also may invest in U.S. Treasury securities, which are described in the prospectus.
>/R<
BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.
  A Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits over
$100,000,000, or if the principal amount of the instrument is insured by the
Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.
  For purposes of applying the Funds' concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

Municipal Fund and Tax-Free Fund

Fixed Income Securities
The Municipal Fund and Tax-Free Fund also may invest in fixed income securities, which are described in the prospectus. The following describes the types of fixed income securities, in addition to those identified for the Municipal Fund and Tax-Free Fund in the prospectus (such as tax-exempt securities, variable rate demand instruments and municipal notes) or herein (such as zero coupon securities and callable securities) in which the Municipal Fund and Tax-Free
Fund may invest:
GENERAL OBLIGATION BONDS
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
SPECIAL REVENUE BONDS
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.
PRIVATE ACTIVITY BONDS
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.
  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Funds may invest in bonds subject to AMT.
TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.
>R<
MUNICIPAL MORTGAGE BACKED SECURITIES
Municipal mortgage backed securities are special revenue bonds the proceeds of which may used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interest in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.
>/R<
MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Funds may invest in securities supported by individual leases or pools of municipal leases.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Municipal Fund and the Tax-Free Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Funds and incur additional expenses. Therefore, any such investment by a Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

>/R<

TEMPORARY DEFENSIVE INVESTMENTS
The Municipal Fund and the Tax-Free Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

Municipal Fund, Prime Fund, Prime Cash Fund, Prime Value Fund and Tax-Free Fund
CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Government Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management
Fund, Prime Value Fund and Tax-Free Fund REVERSE REPURCHASE AGREEMENTS Reverse
repurchase agreements are repurchase agreements in which a Fund is the seller
(rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Government Fund, Government Tax-Managed Fund, Prime Fund, Prime Cash Fund, Prime
Management Fund and Prime Value Fund MORTGAGE BACKED SECURITIES Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTMENT RATINGS
The rating categories of a nationally recognized statistical rating organization
(NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's
(S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1
or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Funds will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest or one of the two highest short-term rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below:

Government Fund, Government Tax-Managed Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund,  Prime
Value Fund, Tax-Free Fund and Treasury Fund
CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
>/R<

Government Fund, Government Tax-Managed Fund, Prime Fund, Prime Cash Fund, Prime
Management Fund and Prime Value Fund PREPAYMENT RISKS Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Municipal Fund and Tax-Free Fund
CREDIT RISKS
>R<
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
>/R<

TAX RISKS
In order to pay interest that is exempt from federal regular income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Funds to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.
CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
>/R<

Government Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management
Fund, Prime Value Fund and Tax-Free Fund LEVERAGE RISKS Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

                    Fund                                                                      Objective
              Government Fund To provide current income consistent with
        stability of principal Government Tax-Managed Fund To provide current income consistent with stability of principal and liquidity
                 Prime Fund To provide current income consistent with stability of principal Prime Management Fund To provide current income consistent with stability of principal
               Tax-Free
                                                                                       Fund
                                                                                       To
                                                                                       provide
                                                                                       dividend
                                                                                       income
                                                                                       exempt
                                                                                       from
                                                                                       federal
                                                                                       regular
                                                                                       income
                                                                                       tax
                                                                                       consistent
                                                                                       with
                                                                                       stability
                                                                                       of
                                                                                       principal
               Treasury Fund                                      To provide current income consistent with stability of principal

>/R<
>R<
As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Municipal Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the federal alternative minimum tax for individuals and corporations)
The Municipal Fund will invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax.
  As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Tax-Free Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the federal alternative minimum tax or the federal alternative minimum tax for corporations) The Tax-Free Fund will invest its assets so that at least
80% of the annual interest income that it distributes will be exempt from federal income tax.
  The above investment objectives and policies may not be changed by the Funds'
Board without shareholder approval. >/R<

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

Underwriting
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
A Fund may not make loans, provided that this restriction does not prevent a
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
A Fund (with the exception of the Prime Fund, the Prime Management Fund and the
Prime Value Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

  The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The Prime Value Fund and the Prime Management Fund will not make investments that will result in the concentration of the Fund's investments in the securities of issuers primarily engaged in the same industry, except that the
Prime Value Fund and the Prime Management Fund may invest 25% or more of the value of the Fund's total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Restricted Securities
The Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime
Value Fund and Tax-Free Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

>R<
For purposes of the commodities restriction, investments in transactions involving futures contracts and options forward currency contracts, swap transactions and other financial contracts that settle by payment in cash are deemed not to be investments in commodities.
>/R<

For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, a Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

>R<
For purposes of the concentration limitation (with the exception of the Prime
Value Fund): (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. As a non-fundamental operating policy, a Fund will consider concentration to be the investment of more than 25%
of the value of its total assets in any one industry. For purposes of the concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry.
>/R<

REGULATORY COMPLIANCE
A Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, a Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. A Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
  A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?
Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Funds and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

>/R<

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

>R<

Although each Fund intends to pay Share redemptions in cash, each Fund reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds (except the Prime Fund and the Prime Value Fund) have elected to be governed by Rule 18f-1 under the 1940 Act, these Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of
$250,000 or 1% of the net assets represented by such Share class during any
90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, the
Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

>/R<

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

>R<

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Government Fund (Institutional Capital Shares): Pershing, Jersey City, NJ, owned approximately 274,328,611 Shares (99.64%);

Government Fund (Institutional Shares): Bastogne Inc., Henderson, NV, owned approximately 881,025,010 Shares (14.95%);

Government Fund (Institutional Service Shares): Hare & Co., East Syracuse, NY, owned approximately 223,966,103 Shares
(8.03%); Pershing, Jersey City, NJ, owned approximately 168,380,362 Shares (6.03%);

Government Fund (Trust Shares): UNATCO, Joliet, IL, owned approximately
51,828,584 Shares (57.67%); Cosmopolitan Bank & Trust, Chicago, IL, owned approximately 17,064,660 Shares (18.99%); Frojack Co., Grand Forks, ND, owned approximately 8,776,503 Shares (9.77%); LABA & Co., Chicago, IL, owned approximately 8,459,128 Shares (9.41%);

Government Tax-Managed Fund (Institutional Shares): Alabama Power Company,
Birmingham, AL, owned approximately 183,000,000 Shares (13.72%); NMF & Co.,
Boston, MA, owned approximately 135,019,244 Shares (10.13%); Central Pacific
Bank, Honolulu, HI, owned approximately 90,935,841 Shares (6.82%); Band &
Co., Milwaukee, WI, owned approximately 77,082,130 Shares (5.78%); US Trust
Technology & Support Services, Inc., Jersey City, NJ, owned approximately
70,869,633 Shares (5.31%);

Government Tax-Managed Fund (Institutional Service Shares): BancFirst, Oklahoma
City, OK, owned approximately 321,961,222 Shares (16.95%); Goldman Sachs Global
Cash Services, Chicago, IL, owned approximately 195,936,180 Shares (10.32%);
Unatco, First Midwest Trust Co., Joliet, IL, owned approximately 172,126,657
Shares (9.06%); Bank of Stockton, Stockton, CA, owned approximately 114,628,707
Shares (6.04%); The Chase Manhattan Bank, Dallas, TX, owned approximately
102,605,200 Shares (5.40%);

Municipal Fund (Institutional Capital Shares): Pershing, Jersey City, NJ, owned approximately 580,328,723 Shares (49.30%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 268,292,300 Shares (22.79%); Housevalues.com,
Kirkland, WA, owned approximately 59,072,178 Shares (5.02%);

Municipal Fund (Institutional Shares): Wells Fargo Institutional Brokerage
Services, Minneapolis, MN, owned approximately 568,517,584 Shares (17.49%); PNC
Securities Corp., Pittsburgh, PA, owned approximately 268,974,454 Shares
(8.28%); Banc of America Securities LLC, Charlotte, NC, owned approximately
192,596,421 Shares (5.93%); Lehman Brothers Inc., New York, NY, owned approximately 170,000,000 Shares (5.23%);

Municipal Fund (Institutional Service Shares): Pershing, Jersey City, NJ, owned approximately 285,123,963 Shares (44.65%); Next Generation Ventures Inc.,
Columbus, OH, owned approximately 33,982,321 Shares (5.32%);

Prime Cash Fund (Institutional Capital Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 379,127,221 Shares (40.84%); GASPC
Enterprises, Inc., Tuscaloosa, AL, owned approximately 72,717,291 Shares
(7.83%); RAYJIT & CO, St. Petersburg, FL, owned approximately 64,894,176
Shares (6.99%);

Prime Cash Fund (Institutional Shares): Hare & Co., East Syracuse, NY, owned approximately 795,400,300 Shares (10.34%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 514,993,096 Shares (6.75%); Mellon Bank,
N.A., Pittsburgh, PA, owned approximately 414,709,976 Shares (5.44%);

Prime Cash Fund (Institutional Service Shares): Hare & Co., East Syracuse,
NY, owned approximately 457,234,857 Shares (24.46%); Union Bank of California,
San Diego, CA, owned approximately 414,679,078 Shares (22.18%); EGAP & Co.,
Burlington, VT, owned approximately 366,542,347 Shares (19.61%); UBS Securities
LLC, Stamford, CT, owned approximately 113,560,123 Shares (6.08%);

Prime Management Fund (Institutional Capital Shares): Pershing, Jersey City, NJ,
owned approximately 791,202,869 Shares (93.24%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 55,228,008 Shares (6.51%);

Prime Management Fund (Institutional Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 416,447,837 Shares (17.66%); Sanford C.
Bernstein & Co. LLC, White Plains, NY, owned approximately 213,000,000
Shares (9.03%); Farmer MAC, Washington, DC, owned approximately 170,470,928
Shares (7.23%); Silicon Valley Bank, Santa Clara, CA, owned approximately
141,251,806 Shares (5.99%);

Prime Management Fund (Institutional Service Shares): Pershing, Jersey City, NJ, owned approximately 834,377,833 Shares
(96.86%);

Prime Fund (Institutional Shares): Hare & Co., East Syracuse, NY, owned approximately 2,292,749,114 Shares (13.21%);
Computershare Trust Co. of NY, New York, NY, owned approximately 1,866,174,752 Shares (10.75%);

Prime Fund (Institutional Service Shares): Newbridge & Co., Lakehurst, NJ, owned approximately 583,329,201 Shares
(11.31%); Wilmington Trust Company, Wilmington, DE, owned approximately 406,626,755 Shares (7.89%); LABA & Co., Chicago,
IL, owned approximately 258,324,488 Shares (5.01%);

Prime Fund (Trust Shares): The Bank of Tampa, Tampa, FL, owned approximately
19,256,967 Shares (59.97%); Reliance Financial Services, NA, Defiance, OH, owned approximately 6,611,637 Shares (20.45%); Community Trust & Investment Co.,
Noblesville, IN, owned approximately 4,524,628 Shares (14.00%);

Prime Value Fund (Institutional Capital Shares): US Bank, N.A., Milwaukee, WI,
owned approximately 544,350,349 Shares (49.60%); Daniel G. Calugar TTEE, Las
Vegas, NV, owned approximately 87,119,890 Shares (7.94%); Wells Fargo
Institutional Brokerage Services, Minneapolis, MN, owned approximately
58,548,898 Shares (5.33%);

Prime Value Fund (Institutional Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 1,576,606,122 Shares (23.69%); AOL Time
Warner Inc., New York, NY, owned approximately 402,702,413 Shares (6.05%);

Prime Value Fund (Institutional Service Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 214,318,763 Shares (15.35%); Pershing, Jersey
City, NJ, owned approximately 172, 349,015 Shares (12.35%); UBS Securities LLC,
Stamford, CT, owned approximately 135,203,776 Shares (9.69%); Goldman Sachs
Global Cash Services, Chicago, IL, owned approximately 131,194,391 Shares
(9.40%); Primevest Financial Service, Inc., Saint Cloud, MN, owned approximately
120,419,285 Shares (8.63%);

Tax-Free Fund (Institutional Shares): US Trust Technology & Support
Services, Inc., Jersey City, NJ, owned approximately 534,456,071 Shares (5.67%);
Banc of America Securities LLC, Charlotte, NC, owned approximately 495,686,867
Shares (5.26%);

Tax-Free Fund (Institutional Service Shares): NAIDOT & Co., Bessemer Trust
Company, Woodbridge, NJ, owned approximately 551,490,483 Shares (26.93%); Carey
& Co., Columbus, OH, owned approximately 116,709,808 Shares (5.70%); Calhoun
& Co., Detroit, MI, owned approximately 105,390,162 Shares (5.15%);

Treasury Fund (Institutional Capital Shares): Manufacturers & Traders Trust
Company, Buffalo, NY, owned approximately 228,857,195 Shares (38.43%); US Bank,
Milwaukee, WI, owned approximately 119,756,976 Shares (20.11%); LABA & CO.,
Chicago, IL, owned approximately 105,261,025 Shares (17.67%);

Treasury Fund (Institutional Shares): Silicon Valley Bank, Santa Clara, CA,
owned approximately 692,984,779 Shares (11.83%); PG & E, San Francisco, CA,
owned approximately 422,486,563 Shares (7.21%);

Treasury Fund (Institutional Service Shares): Hare & Co. East Syracuse, NY, owned approximately 1,606,166,315 Shares
(29.51%); HUBCO, Birmingham, AL, owned approximately 449,984,043 Shares (8.27%);  Manufacturers & Traders Trust Company,
Buffalo, NY, owned approximately 442,899,065 Shares (8.14%);

Treasury Fund (Trust Shares):  LABA & Co., c/o Lasalle Bank NA, Chicago, IL, owned approximately 403,513,078 Shares
(86.27%); Selfira & Co., Elizabethtown, KY, owned approximately 24,762,289 Shares (5.29%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Pershing is organized in the State of New Jersey and is a subsidiary of Bank of
New York, organized in the State of New York.

UNATCO is organized in the State of Iowa and is a subsidiary of First Midwest
Bancorp Inc., organized in the State of Delaware.

 Bank of America Securities LLC is organized in the State of Delaware and is a subsidiary of Bank of America Corporation, organized in the State of North
Carolina.

The Bank of Tampa is organized in the State of Florida and is a subsidiary of
Tampa Banking Company, organized in the State of Florida.

US Bank, N.A., is organized in the State of Ohio and is a subsidiary of US Bancorp, organized in the State of Delaware.

NAIDOT & Co., Bessemer Trust Company, is organized in the State of New Jersey and is a subsidiary of Bessemer Group,
Inc., organized in the State of Delaware.

Manufacturers & Traders Trust Co., is organized in the State of New York and is a subsidiary of M&T Bank Corp., organized in the State of New York.

LABA & Co., c/o Lasalle Bank, NA, is organized in the State of Delaware and is a subsidiary of Lasalle Bank Corporation, organized in the State of Delaware.
Hare & Co., is organized in the State of Pennsylvania.

>/R<

TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Municipal Fund, Prime Fund and Tax-Free Fund are entitled to loss-carry forwards, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS (PRIME FUND, PRIME MANAGEMENT FUND, PRIME CASH FUND AND PRIME VALUE FUND ONLY)
If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
>R<

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios and the Federated Fund Complex consisted of 44 investment companies
(comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; and serves for an indefinite term.

As of September 1, 2005, the Funds' Board and Officers as a group owned less than 1% of each class of each Fund's outstanding Institutional Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                  ----------------------

-----------------------------------

                                                                                                                               ---------------------------
                                   ----------------------------------------------------                                 -------
               Name
            Birth Date                                                                                  Aggregate                  Total Compensation
              Address                         Principal Occupation(s) for Past Five       --------     Compensation                  From Trust and
     Positions Held with Trust                                Years,                                    From Funds               Federated Fund Complex
        Date Service Began                    Other Directorships Held and Previous                 (past fiscal year)            (past calendar year)
                                   Position(s)
John F. Donahue*                           Principal Occupations: Chairman and                              $0                             $0
Birth Date: July 28, 1924                  Director or Trustee of the Federated Fund
CHAIRMAN AND TRUSTEE                       Complex; Chairman and Director, Federated
Began serving: October 1988                Investors, Inc.

                     Previous Positions: Trustee, Federated
                   Investment Management Company and Chairman
                       and Director, Federated Investment
                                           Counseling.

J. Christopher Donahue*                    Principal Occupations: Principal Executive                       $0                             $0
Birth Date: April 11, 1949                 Officer and President of the Federated Fund
PRESIDENT AND TRUSTEE                      Complex; Director or Trustee of some of the
Began serving: April 1989                  Funds in the Federated Fund Complex;
                                           President, Chief Executive Officer and
                                           Director, Federated Investors, Inc.;
                                           Chairman and Trustee, Federated Investment
                                           Management Company; Trustee, Federated
                                           Investment Counseling; Chairman and
                                           Director, Federated Global Investment
                                           Management Corp.; Chairman, Federated
                                           Equity Management Company of Pennsylvania,
                                           Passport Research, Ltd. and Passport
                                           Research II, Ltd.; Trustee, Federated
                                           Shareholder Services Company; Director,
                                           Federated Services Company.

                    Previous Positions: President, Federated
                   Investment Counseling; President and Chief
                     Executive Officer, Federated Investment
                      Management Company, Federated Global
                    Investment Management Corp. and Passport
                                           Research, Ltd.

Lawrence D. Ellis, M.D.*                   Principal Occupations: Director or Trustee                   $54,341.61                      $148,500
Birth Date: October 11, 1932               of the Federated Fund Complex; Professor of
3471 Fifth Avenue                          Medicine, University of Pittsburgh; Medical
Suite 1111                                 Director, University of Pittsburgh Medical
Pittsburgh, PA                             Center Downtown; Hematologist, Oncologist
TRUSTEE                                    and Internist, University of Pittsburgh
Began serving: October 1988                Medical Center.

                   Other Directorships Held: Member, National
                     Board of Trustees, Leukemia Society of
                                           America.

                   Previous Positions: Trustee, University of
                       Pittsburgh; Director, University of
                                           Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------
The compensation shown is for the Funds discussed in this SAI.  These Funds are only a portion of the Funds contained in the
Trust

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                 ------------------------------

                                   ---------------------------------------------------

-----------------------------------
                                                                                          -------                              ----------------------------

               Name
            Birth Date                                                                                  Aggregate                   Total Compensation
              Address                         Principal Occupation(s) for Past Five                   Compensation                    From Trust and
     Positions Held with Trust                               Years,                                     From Fund                 Federated Fund Complex
        Date Service Began                    Other Directorships Held and Previous                (past fiscal year)              (past calendar year)
                                   Position(s)
Thomas G. Bigley                           Principal Occupation: Director or Trustee                   $59,776.06                        $163,350
Birth Date: February 3, 1934               of the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                             Other Directorships Held: Director, Member
TRUSTEE                                    of Executive Committee, Children's
Began serving: November 1994               Hospital of Pittsburgh; Director,
                                           University of Pittsburgh.

                    Previous Position: Senior Partner, Ernst
                                           & Young LLP.

John T. Conroy, Jr.                        Principal Occupations: Director or Trustee                  $59,776.06                        $163,350
Birth Date: June 23, 1937                  of the Federated Fund Complex; Chairman of
Investment Properties Corporation          the Board, Investment Properties
3838 North Tamiami Trail                   Corporation; Partner or Trustee in private
Suite 402                                  real estate ventures in Southwest Florida.
Naples, FL
TRUSTEE                                    Previous Positions: President, Investment
Began serving: August 1991                 Properties Corporation; Senior Vice
                     President, John R. Wood and Associates,
                   Inc., Realtors; President, Naples Property
                     Management, Inc. and Northgate Village
                                           Development Corporation.

Nicholas P. Constantakis                   Principal Occupation: Director or Trustee                   $59,776.06                        $163,350
Birth Date: September 3, 1939              of the Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                             Other Directorships Held: Director and
TRUSTEE                                    Member of the Audit Committee, Michael
Began serving: October 1999                Baker Corporation (engineering and energy
                                           services worldwide).

                      Previous Position: Partner, Anderson
                                           Worldwide SC.

John F. Cunningham                         Principal Occupation: Director or Trustee                   $54,341.61                        $148,500
Birth Date: March 5, 1943                  of the Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                             Other Directorships Held: Chairman,
TRUSTEE                                    President and Chief Executive Officer,
Began serving: January 1999                Cunningham & Co., Inc. (strategic
                                           business consulting); Trustee Associate,
                                           Boston College.

                      Previous Positions: Director, Redgate
                       Communications and EMC Corporation
                     (computer storage systems); Chairman of
                     the Board and Chief Executive Officer,
                     Computer Consoles, Inc.; President and
                                           Chief Operating Officer, Wang
                     Laboratories; Director, First National
                   Bank of Boston; Director, Apollo Computer,
                                           Inc.

Peter E. Madden                            Principal Occupation: Director or Trustee                   $54,341.61                        $148,500
Birth Date: March 16, 1942                 of the Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                         Other Directorships Held: Board of
Palm Beach, FL                             Overseers, Babson College.
TRUSTEE
Began serving: August 1991                 Previous Positions: Representative,
                                           Commonwealth of Massachusetts General
                                           Court; President, State Street Bank and
                                           Trust Company and State Street Corporation
                                           (retired); Director, VISA USA and VISA
                                           International; Chairman and Director,
                                           Massachusetts Bankers Association;
                                           Director, Depository Trust Corporation;
                                           Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.                  Principal Occupations: Director or Trustee                  $59,776.06                        $163,350
Birth Date: April 10, 1945                 of the Federated Fund Complex; Management
80 South Road                              Consultant; Executive Vice President, DVC
Westhampton Beach, NY                      Group, Inc. (marketing, communications and
TRUSTEE                                    technology) (prior to 9/1/00).
Began serving: January 1999
                       Previous Positions: Chief Executive
                   Officer, PBTC International Bank; Partner,
                      Arthur Young & Company (now Ernst
                    & Young LLP); Chief Financial Officer
                    of Retail Banking Sector, Chase Manhattan
                   Bank; Senior Vice President, HSBC Bank USA
                      (formerly, Marine Midland Bank); Vice
                    President, Citibank; Assistant Professor
                      of Banking and Finance, Frank G. Zarb
                     School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D.          Principal Occupations: Director or Trustee                  $65,210.07                        $178,200
Birth Date: December 20, 1932              of the Federated Fund Complex; Chancellor
Chancellor, Duquesne University            and Law Professor, Duquesne University;
Pittsburgh, PA                             Partner, Murray, Hogue & Lannis.
TRUSTEE
Began serving: February 1995               Other Directorships Held: Director,
                                           Michael Baker Corp. (engineering,
                                           construction, operations and technical
                                           services).

                     Previous Positions: President, Duquesne
                     University; Dean and Professor of Law,
                     University of Pittsburgh School of Law;
                      Dean and Professor of Law, Villanova
                                           University School of Law.

Marjorie P. Smuts                          Principal Occupations:  Director or                         $54,341.61                        $148,500
Birth Date: June 21, 1935                  Trustee of the Federated Fund Complex;
4905 Bayard Street                         Public Relations/Marketing
Pittsburgh, PA                             Consultant/Conference Coordinator.
TRUSTEE
Began serving: October 1988                Previous Positions: National Spokesperson,
                     Aluminum Company of America; television
                    producer; President, Marj Palmer Assoc.;
                                           Owner, Scandia Bord.

John S. Walsh                              Principal Occupations:  Director or                         $54,341.61                        $148,500
Birth Date: November 28, 1957              Trustee of the Federated Fund Complex;
2604 William Drive                         President and Director, Heat Wagon, Inc.
Valparaiso, IN                             (manufacturer of construction temporary
TRUSTEE                                    heaters); President and Director,
Began serving: January 1999                Manufacturers Products, Inc. (distributor
                                           of portable construction heaters);
                       President, Portable Heater Parts, a
                    division of Manufacturers Products, Inc.

                    Previous Position: Vice President, Walsh
                                           & Kelly, Inc.

OFFICERS**
------------------------------------------------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Trust
------------------------------------------          Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                                   Principal Occupations: Executive Vice President and Secretary of the Federated
Birth Date: October 26, 1938                        Fund Complex; Executive Vice President, Secretary and Director, Federated
EXECUTIVE VICE PRESIDENT AND SECRETARY              Investors, Inc.
Began serving: October 1988
                                                    Previous Positions: Trustee, Federated Investment Management Company and Federated
                                                    Investment Counseling; Director, Federated Global Investment Management Corp.,
                                                    Federated Services Company and Federated Securities Corp.

Richard J. Thomas                                   Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Birth Date: June 17, 1954                           Fund Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998                        Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated
                                 Investors, Inc.

Richard B. Fisher                                   Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Birth Date: May 17, 1923                            Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                                      Federated Securities Corp.
Began serving: October 1988
                                                    Previous Positions: President and Director or Trustee of some of the Funds in the
                                                    Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                                    Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959                      Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager
CHIEF INVESTMENT OFFICER                            since 1991.  Ms. Cunningham was named Chief Investment Officer of money market
Began serving: May 2004                             products in 2004. She joined Federated in 1981 and has been a Senior Portfolio
                                                    Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms.
                                                    Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson                                      Principal Occupations:   Ms. Ochson was named Chief Investment Officer of
Birth Date: September 12, 1953                      tax-exempt fixed income products in 2004 and is  a Vice President of the Trust She
CHIEF INVESTMENT OFFICER AND VICE                   joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice
PRESIDENT                                           President of the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial
Began serving: November 1998                        Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill                                       Principal Occupations:  Susan R. Hill has been the Funds' Portfolio Manager since
Birth Date: June 20, 1963                           January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in
VICE PRESIDENT                                      1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice
Began serving: May 2004                             President of the Funds' Adviser since 2005. Ms. Hill was a Portfolio Manager from
                                                    1994 until 2003, and served as Vice President of the Funds' Adviser from 1997 until 2004 and an Assistant Vice President of the Funds' Adviser from 1994 until
                                                    1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial
                                                    Administration from Carnegie Mellon University.
Jeff A. Kozemchak                                   Jeff A. Kozemchak is Vice President of the Trust.   Mr. Kozemchak joined Federated
Birth Date: January 15, 1960                        in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice
VICE PRESIDENT                                      President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996
Began serving: May 2004                             and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a
                                                    Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
** Officers do not receive any compensation from the Funds.
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                                                      Meetings Held
                                  Committee                                                                                            During Last
 Board Committee                   Members                                         Committee Functions                                 Fiscal Year
Executive               John F. Donahue                          In between meetings of the full Board, the Executive                      Six
                        John E. Murray, Jr., J.D.,               Committee generally may exercise all the powers of the
                        S.J.D.                                   full Board in the management and direction of the
                                                                 business and
                                                                 conduct of the
                                                                 affairs of the
                                                                 Trust in such
                                                                 manner as the
                                                                 Executive
                                                                 Committee shall
                                                                 deem to be in
                                                                 the best
                                                                 interests of
                                                                 the Trust.
                                                                 However, the
                                                                 Executive
                                                                 Committee
                                                                 cannot elect or
                                                                 remove Board
                                                                 members,
                                                                 increase or
                                                                 decrease the
                                                                 number of
                                                                 Trustees, elect
                                                                 or remove any
                                                                 Officer,
                                                                 declare
                                                                 dividends,
                                                                 issue shares or
                                                                 recommend to
                                                                 shareholders
                                                                 any action
                                                                 requiring
                                                                 shareholder
                                                                 approval.

Audit                   Thomas G. Bigley                         The purposes of the Audit Committee are to oversee the                   Nine
                        John T. Conroy, Jr.                      accounting and financial reporting process of the
                        Nicholas P. Constantakis                 Funds, the Funds' internal control over financial
                        Charles F. Mansfield, Jr.                reporting, and the quality, integrity and independent
                                                                 audit of the
                                                                 Funds'
                                                                 financial
                                                                 statements. The
                                                                 Committee also
                                                                 oversees or
                                                                 assists the
                                                                 Board with the
                                                                 oversight of
                                                                 compliance with
                                                                 legal
                                                                 requirements
                                                                 relating to
                                                                 those matters,
                                                                 approves the
                                                                 engagement and
                                                                 reviews the
                                                                 qualifications,
                                                                 independence
                                                                 and performance
                                                                 of the Funds'
                                                                 independent
                                                                 registered
                                                                 public
                                                                 accounting
                                                                 firm, acts as a
                                                                 liaison between
                                                                 the independent
                                                                 registered
                                                                 public
                                                                 accounting firm
                                                                 and the Board
                                                                 and reviews the
                                                                 Funds' internal
                                                                 audit function.

Nominating              Thomas G. Bigley                         The Nominating Committee, whose members consist of all                    One
                        John T. Conroy, Jr.                      Independent Trustees, selects and nominates persons
                        Nicholas P. Constantakis                 for election to the Funds' Board when vacancies occur.
                        John F. Cunningham                       The Committee will consider candidates recommended by
                        Peter E. Madden                          shareholders, Independent Trustees, officers or
                        Charles F. Mansfield, Jr.                employees of any of the Funds' agents or service
                        John E. Murray, Jr.                      providers and counsel to the Funds. Any shareholder
                        Marjorie P. Smuts                        who desires to have an individual considered for
                        John S. Walsh                            nomination by the Committee must submit a
                                                                 recommendation
                                                                 in writing to
                                                                 the Secretary
                                                                 of the Funds,
                                                                 at the Funds'
                                                                 address
                                                                 appearing on
                                                                 the back cover
                                                                 of this
                                                                 Statement of
                                                                 Additional
                                                                 Information.
                                                                 The
                                                                 recommendation
                                                                 should include
                                                                 the name and
                                                                 address of both
                                                                 the shareholder
                                                                 and the
                                                                 candidate and
                                                                 detailed
                                                                 information
                                                                 concerning the
                                                                 candidate's
                                                                 qualifications
                                                                 and experience.
                                                                 In identifying
                                                                 and evaluating
                                                                 candidates for
                                                                 consideration,
                                                                 the Committee
                                                                 shall consider
                                                                 such factors as
                                                                 it deems
                                                                 appropriate.
                                                                 Those factors
                                                                 will ordinarily
                                                                 include:
                                                                 integrity,
                                                                 intelligence,
                                                                 collegiality,
                                                                 judgment,
                                                                 diversity,
                                                                 skill, business
                                                                 and other
                                                                 experience,
                                                                 qualification
                                                                 as an
                                                                 "Independent
                                                                 Trustee," the
                                                                 existence of
                                                                 material
                                                                 relationships
                                                                 which may
                                                                 create the
                                                                 appearance of a
                                                                 lack of
                                                                 independence,
                                                                 financial or
                                                                 accounting
                                                                 knowledge and
                                                                 experience, and
                                                                 dedication and
                                                                 willingness to
                                                                 devote the time
                                                                 and attention
                                                                 necessary to
                                                                 fulfill Board
                                                                 responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------

--------------------------------
                                -----------------------                                                                                           Dollar Range of
                                                          Dollar Range of                                                    Dollar Range of        Shares Owned
                                                            Shares Owned          Dollar Range of        Dollar Range of       Shares Owned              in
                                    Dollar Range of        in Government            Shares Owned           Shares Owned             in         Prime Management Fund
Interested                           Shares Owned         Tax-Managed Fund       in Municipal Fund        in Prime Fund      Prime Cash Fund
Board Member Name                 in Government Fund
John F. Donahue                          None                   None                    None              Over $100,000            None                 None
J. Christopher Donahue                   None                   None                    None                   None                None                 None
Lawrence D. Ellis, M.D.                  None                   None                    None                   None                None                 None

Independent
Board Member Name                                      ----------------------

Thomas G. Bigley                         None                   None                    None                   None                None                 None
John T. Conroy, Jr.                      None                   None                    None                   None                None                 None
Nicholas P. Constantakis                 None                   None                    None              $1.00-$10,000            None                 None
John F. Cunningham                       None                   None                    None                   None                None                 None
Peter E. Madden                          None                   None                    None              $1.00-$10,000            None                 None
Charles F. Mansfield, Jr.                None                   None                    None                   None                None                 None

John E. Murray, Jr., J.D.,      -----------------------         None                    None                   None                None                 None
S.J.D.                                   None
Marjorie P. Smuts                        None                   None                    None                   None                None                 None
John S. Walsh                            None                   None              $50,001-$100,000             None                None                 None

------------------------------------------------------------------------------------------------------------------------------

------------------------------------
                                    ------------------------------

                                                                                                                         Aggregate Dollar Range
                                                                       Dollar Range of            Dollar Range of          of Shares Owned in
                                           Dollar Range of               Shares Owned               Shares Owned           Federated Family of
Interested                                   Shares Owned              in Tax-Free Fund           in Treasury Fund        Investment Companies
Board Member Name                        in Prime Value Fund
John F. Donahue                             Over $100,000                    None                       None                  Over $100,000
J. Christopher Donahue                           None                        None                       None                  Over $100,000
Lawrence D. Ellis, M.D.                          None                        None                       None                  Over $100,000

Independent
Board Member Name                                                 --------------------------

Thomas G. Bigley                                 None                        None                       None                  Over $100,000
John T. Conroy, Jr.                              None                        None                       None                  Over $100,000
Nicholas P. Constantakis                         None                        None                       None                  Over $100,000
John F. Cunningham                               None                        None                       None                  Over $100,000
Peter E. Madden                                  None                   Over $100,000                   None                  Over $100,000
Charles F. Mansfield, Jr.                        None                        None                       None                  Over $100,000

John E. Murray, Jr., J.D., S.J.D.   ------------------------------           None                       None                  Over $100,000
                                                 None
Marjorie P. Smuts                                None                        None                       None                  Over $100,000
John S. Walsh                                    None                        None                       None                  Over $100,000

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
>R<

The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

>/R<

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that a Fund could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Funds' Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If a Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
>R<

A report on "Form N-PX" of how a Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.
Form N-PX filings are also available on the SEC's website at www.sec.gov.

>/R<


PORTFOLIO HOLDINGS INFORMATION
Information concerning each Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Funds, or select the name of the Fund from the menus on the "Products" section, and from the Funds' page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of a Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of a Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning a Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and for the Prime Fund to commodities exchange clearing corporations in connection with qualifying the Fund's Shares for use as margin collateral. Traders or portfolio managers may provide
"interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the
Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of a Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.
Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

>/R<

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds'
Board.

Investment decisions for each Fund are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

>R<

On July 31, 2005, the Prime Fund owned securities of the following regular broker/dealers: CitiBank N.A., $235,000,000;
CitiGroup Global Markets, $397,400,000;  Merrill Lynch & Co., 754,006,298; IXIS Financial Products, $930,000,000;
Societe Generale, $379,000,000; Chase Bank U.S.A., $190,000,000; Morgan Stanley, $780,676,508; Goldman Sachs & Co.,
$225,000,000 and Goldman Sachs Group LP, $80,000,000.

On July 31, 2005 the Prime Value Fund owned securities of the following regular broker/dealers; Bear Stearns Cos., Inc.,
$225,000,000; Citibank NA, New York, $28,000,000; Citigroup Global Markets, Inc., $255,000,000; Lehman Brothers Holdings,
Inc., $150,000,000;  Lehman Brothers, Inc., $48,300,000; Merrill Lynch & Co., Inc., $451,500,000; Countrywide Home
Loans, Inc., $182,000,000; Morgan Stanley, $356,000,000; Greenwich Capital Markets, Inc., $227,000,000 and Credit Suisse
First Boston LLC, $332,000,000.

On July 31, 2005 the Prime Management Fund owned securities of the following regular broker/dealers; CitiGroup Global Markets, $150,000,000; Countrywide
Funding Corp., $1,000,904; Countrywide Home Loans, $77,600,000; Greenwich
Capital Markets, $200,000,000; Credit Suisse First Boston, $145,000,000; Credit
Suisse Zurich, $84,000,000; Merrill Lynch & Co., $50,000,000; Merrill Lynch,
Pierce, Fenner and Smith, $75,000,000; IXIS Financial Products, $220,000,000;
Morgan Stanley, $175,002,804 and Bear Sterns, $72,000,000.
>/R<

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                     Average Aggregate Daily
       Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1%
              on the first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse a Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Prime
Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Funds' registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, Deloitte &
Touche LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds'
financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES
                                                     Advisory Fee,                                              Administrative Fee                          Shareholder
                                 Advisory Fee Reduction and Advisory Fee Reimbursement                                                                      Services Fee
For the Year Ended July 31      2005(1)                      2004                 2003                2005(1)             2004               2003             2005(1)
Government Fund               $16,573,610                $17,441,556          $21,459,834           $6,314,545      $    6,622,112    $    8,068,897             $0
                               7,076,298                  7,438,984            9,052,814
Government Tax-Managed Fund    5,743,248                  6,544,863            7,831,002             2,188,177          2,484,635          2,944,457             0
                               2,553,990                  2,873,743            3,366,992
Municipal Fund                 7,081,133                  5,530,104            3,737,945             2,697,912          2,100,403          1,405,467             0
                               4,202,092                  3,074,909            2,152,052
Prime Fund                    37,734,011                  48,568,229           55,719,778            14,376,658         18,441,076        20,950,637             0
                              15,483,159                  20,132,403           23,340,441
Prime Cash Fund               17,047,130                  26,600,910           24,888,238            6,494,957         10,100,865          9,357,978             0
                               8,864,732                  13,743,408           12,992,258
Prime Management Fund          2,996,863                      --                   --                1,141,805             --                 --                 0
                               2,996,863                      --                   --
Prime Value Fund              17,617,502                  25,432,562           24,844,895            6,712,268          9,656,967          9,341,681             0
                              10,106,366                  14,738,285           14,184,851
                                199,769                       --                   --
Tax-Free Fund                 21,534,257                  16,590,441           14,753,545            8,204,552          6,299,786          5,547,333             0
                               9,046,120                  6,897,811            6,320,573
                                401,990                       --                   --
Treasury Fund                 24,403,871                  23,407,806           24,778,551            9,297,875          8,887,499          9,316,735             0
                               9,959,827                  9,743,478            10,488,439

1 For the Prime Management Fund, for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

>/R<

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
>R<

Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended July 31, 2005.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended July 31, 2005.

                                         7-Day Period                           1 Year                       5 Years                      10 Years
Government Fund:
Total Return                                  NA                                 2.20%                        2.44%                        3.95%
Yield                                        3.13%                                NA                            NA                           NA
Effective Yield                              3.18%                                NA                            NA                           NA

                                                                                                                                      -------------------
                                         7-Day Period                           1 Year                       5 Years
                                                                                                                                           10 Years
Government Tax-Managed Fund:
                             ---------------------------------

Total Return                                  NA                                 2.17%                        2.42%                          3.91%
Yield                                        3.12%                                NA                            NA                            NA
Effective Yield                              3.17%                                NA                            NA                            NA

                                         7-Day Period                           1 Year                       5 Years                      10 Years
Municipal  Fund:
Total Return                                  NA                                 1.82%                        1.93%                        2.79%
Yield                                        2.24%                                NA                            NA                           NA
Effective Yield                              2.26%                                NA                            NA                           NA
Tax-Equivalent Yield                         3.45%                                NA                            NA                           NA

                                         7-Day Period                           1 Year                       5 Years                      10 Years
Prime Fund:
Total Return                                  NA                                 2.24%                        2.51%                        4.01%
Yield                                        3.20%                                NA                            NA                           NA
Effective Yield                              3.25%                                NA                            NA                           NA

                                         7-Day Period                           1 Year                       5 Years                      10 Years
Prime Cash Fund:
Total Return                                  NA                                 2.26%                        2.53%                        4.04%
Yield                                        3.23%                                NA                            NA                           NA
Effective Yield                              3.29%                                NA                            NA                           NA

------------------------------------------------------------------------------------------------------------------------------

                                 ------------------------------
---------------------------------                              -----------

                                                                             Start of Performance on
                                                                                 August 11, 2004
                                          7-Day Period
Prime Management Fund:
Total Return                                   NA                                     2.39%
Yield                                        3.27%                                     NA
Effective Yield                              3.33%                                     NA

------------------------------------------------------------------------------------------------------------------------------

                                                         7-Day Period                       1 Year                  5 Years                   10 Years
Prime Value Fund:
Total Return                                                  NA                            2.30%                    2.57%                      4.08%
Yield                                                       3.27%                             NA                       NA                        NA
Effective Yield                                             3.32%                             NA                       NA                        NA

                                                         7-Day Period                       1 Year                  5 Years                   10 Years
Tax Free Fund:
Total Return                                                  NA                            1.75%                    1.81%                      2.64%
Yield                                                       2.17%                             NA                       NA                        NA
Effective Yield                                             2.20%                             NA                       NA                        NA
Tax-Equivalent Yield                                        3.39%                             NA                       NA                        NA
-------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         7-Day Period                    1 Year                     5 Years                   10 Years
Treasury Fund:
Total Return                                                  NA                         2.12%                       2.37%                      3.86%
Yield                                                       3.08%                          NA                          NA                        NA
Effective Yield                                             3.13%                          NA                          NA                        NA

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

>R<

When Shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

>/R<

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result. The tax-equivalent yield of
Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
With regard to the Municipal Fund and the Tax-Free Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Municipal Fund and the
Tax-Free Fund. The interest earned by the tax exempt securities owned by the
Municipal Fund and the Tax-Free Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Municipal Fund's and the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                              TAX EQUIVALENCY TABLE

           Taxable Yield Equivalent for 2005 Multistate Municipal Fund
Tax Bracket:
Federal                       10.00%            15.00%           25.00%            28.00%           33.00%            35.00%
Joint Return:                     $0 -         $14,601 -        $59,401 -        $119,951 -       $182,801 -            Over
                             $14,600           $59,400    -------------    --------------    -------------    --------------
                                                               $119,950          $182,800         $326,450          $326,450
Single Return:                    $0 -          $7,301 -        $29,701 -         $71,951 -       $150,151 -            Over
                       -------------    --------------    -------------    --------------    -------------    --------------
                              $7,300           $29,700          $71,950          $150,150         $326,450          $326,450
Tax-Exempt Yield                                             Taxable Yield Equivalent
0.50%                          0.56%             0.59%            0.67%             0.69%            0.75%             0.77%
1.00%                          1.11%             1.18%            1.33%             1.39%            1.49%             1.54%
1.50%                          1.67%             1.76%            2.00%             2.08%            2.24%             2.31%
2.00%                          2.22%             2.35%            2.67%             2.78%            2.99%             3.08%
2.50%                          2.78%             2.94%            3.33%             3.47%            3.73%             3.85%
3.00%                          3.33%             3.53%            4.00%             4.17%            4.48%             4.62%
3.50%                          3.89%             4.12%            4.67%             4.86%            5.22%             5.38%
4.00%                          4.44%             4.71%            5.33%             5.56%            5.97%             6.15%
4.50%                          5.00%             5.29%            6.00%             6.25%            6.72%             6.92%
5.00%                          5.56%             5.88%            6.67%             6.94%            7.46%             7.69%
5.50%                          6.11%             6.47%            7.33%             7.64%            8.21%             8.46%
6.00%                          6.67%             7.06%            8.00%             8.33%            8.96%             9.23%
6.50%                          7.22%             7.65%            8.67%             9.03%            9.70%            10.00%
7.00%                          7.78%             8.24%            9.33%             9.72%           10.45%            10.77%
7.50%                          8.33%             8.82%           10.00%            10.42%           11.19%            11.54%
8.00%                          8.89%             9.41%           10.67%            11.11%           11.94%            12.31%
8.50%                          9.44%            10.00%           11.33%            11.81%           12.69%            13.08%
9.00%                         10.00%            10.59%           12.00%            12.50%           13.43%            13.85%
9.50%                         10.56%            11.18%           12.67%            13.19%           14.18%            14.62%
10.00%                        11.11%            11.76%           13.33%            13.89%           14.93%            15.38%
10.50%                        11.67%            12.35%           14.00%            14.58%           15.67%            16.15%
11.00%                        12.22%            12.94%           14.67%            15.28%           16.42%            16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Funds returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact a Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.'s Money Fund Report
iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Fund Report publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day CD Index
Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

Discount Corporation of New York 30-Day Federal Agencies
Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in
30 days.

Bank Rate Monitor(C) National Index
Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

>R<

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of the
Funds dated July 31, 2005.

>/R<

>R<

INVESTMENT RATINGS

INVESTMENT RATINGS FOR PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"High" or "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

INVESTMENT RATINGS FOR MUNICIPAL FUND AND TAX-FREE FUND

S & P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1.
(The definitions for the long-term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

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ADDRESSES
MONEY MARKET OBLIGATIONS TRUST

Government Obligations Fund Government Obligations Tax-Managed Fund Municipal
Obligations Fund Prime Obligations Fund Prime Cash Obligations Fund Prime
Management Obligations Fund Prime Value Obligations Fund Tax-Free Obligations
Fund Treasury Obligations Fund

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

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APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thompson Financial

OTHER
Investment Company Institute

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Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund

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Prime Management Obligations Fund

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Prime Value Obligations Fund

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Tax-Free Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL SERVICE SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are Each Fund’s Fees and Expenses?	13
What are Each Fund’s Investment Strategies?	17
What are the Principal Securities in Which the Funds Invest?	19
What are the Specific Risks of Investing in the Funds?	25
What Do Shares Cost?	27
How are the Funds Sold?	28
How to Purchase Shares	29
How to Redeem and Exchange Shares	32
Account and Share Information	35
Who Manages the Funds?	38
Legal Proceedings	38
Financial Information	40

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Risk/Return Summary

WHAT IS EACH FUND’S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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Fund	Objective

Government Obligations Fund (Government Fund)	To provide current income consistent with stability of principal.

Government Obligations Tax-Managed Fund (Government Tax- Managed Fund)	To provide current income consistent with stability of principal and liquidity.

Municipal Obligations Fund (Municipal Fund)	To provide current income exempt from all federal regular income tax consistent with stability of principal.

Prime Obligations Fund (Prime Fund)	To provide current income consistent with stability of principal.

Prime Cash Obligations Fund (Prime Cash Fund)	To provide current income consistent with stability of principal and liquidity.

Prime Management Obligations Fund (Prime Management Fund)	To provide current income consistent with stability of principal.

Prime Value Obligations Fund (Prime Value Fund)	To provide current income consistent with stability of principal and liquidity.

Tax-Free Obligations Fund (Tax-Free Fund)	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

Treasury Obligations Fund (Treasury Fund)	To provide current income consistent with stability of principal.

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While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The investment objective of the Municipal Fund, the Prime Cash Fund, and the Prime Value Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

WHAT ARE EACH FUND’S MAIN INVESTMENT STRATEGIES?

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Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

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Government Fund

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

The Government Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions.

Government Tax-Managed Fund

The Government Tax-Managed Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities that pay interest exempt from state personal income tax.

Municipal Fund

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The Municipal Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Municipal Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the alternative minimum tax for individuals and corporations (AMT).

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Prime Fund

The Prime Fund invests primarily in a portfolio of short-term, high-quality fixed-income securities issued by banks, corporations and the U.S. government.

Prime Cash Fund

The Prime Cash Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

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Prime Management Fund

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The Prime Management Fund invests primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government.

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Prime Value Fund

The Prime Value Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

Tax-Free Fund

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The Tax-Free Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Tax-Free Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax.

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Treasury Fund

The Treasury Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

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Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund

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The Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund intend to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. These Funds may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, these Funds may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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Government Tax-Managed Fund

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The Government Tax-Managed Fund intends to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Bank System and the Tennessee Valley Authority. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Government Tax-Managed Fund may also invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.14%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.57% (quarter ended September 30, 2000). Its lowest quarterly return was 0.16% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	0.96%

5 Years	2.59%

10 Years	3.89%

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The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2004 was 1.75%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

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

The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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

The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.12%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.56% (quarter ended September 30, 2000). Its lowest quarterly return was 0.15% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	0.93%

5 Years	2.56%

Start of Performance[1]	3.76%

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1 The Fund’s Institutional Service Shares start of performance date was May 30, 1995.

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The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2004 was 1.74%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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


Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

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

The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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

The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 0.92%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.05% (quarter ended December 31, 2000). Its lowest quarterly return was 0.15% (quarter ended September 30, 2003).

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Average Annual Total Return Table


The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

Calendar Period	Fund

1 Year	0.89%

5 Years	1.91%

10 Years	2.65%

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

The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2004 was 1.57%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.


The Fund’s Institutional Service Shares are sold without sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.16%.


Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.58% (quarter ended December 31, 2000). Its lowest quarterly return was 0.17% (quarter ended March 31, 2004).


Average Annual Total Return Table


The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

Calendar Period	Fund

1 Year	1.00%

5 Years	2.66%

10 Years	3.95%

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

The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2004 was 1.78%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table


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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.17%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.59% (quarter ended December 31, 2000). Its lowest quarterly return was 0.18% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	1.01%

5 Years	2.68%

10 Years	3.98%

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The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2004 was 1.80%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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A performance bar chart and total return information for the Prime Management Fund will be provided after the Fund has been in operation for a full calendar year.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.19%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.61% (quarter ended December 31, 2000). Its lowest quarterly return was 0.19% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	1.05%

5 Years	2.72%

10 Years	4.02%

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The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2004 was 1.84%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 0.88%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.00% (quarter ended December 31, 2000). Its lowest quarterly return was 0.13% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	0.81%

5 Years	1.76%

10 Years	2.49%

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The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2004 was 1.51%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

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The Fund’s Institutional Service Shares are sold without sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.10%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.54% (quarter ended December 31, 2000). Its lowest quarterly return was 0.14% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund

1 Year	0.88%

5 Years	2.49%

10 Years	3.80%

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The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2004 was 1.59%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are Each Fund’s Fees and Expenses?

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Government Fund and Government Tax-Managed Fund.

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Shareholder Fees	Government Fund	Government Tax-Managed Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%
Distribution (12b-1) Fee	None	None
Shareholder Services Fee	0.25%	0.25%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.54%	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.09%	0.09%
Total Actual Annual Fund Operating Expenses (after waivers)	0.45%	0.45%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Government Fund and the Government Tax-Managed Fund (after the voluntary waivers) were 0.11% for the fiscal year ended July 31, 2005.

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MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Municipal Fund, Prime Cash Fund, and Prime Management Fund.

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Shareholder Fees	Municipal Fund	Prime Cash Fund	Prime Management Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.20%[2]	0.20%[2]	0.20%[3]
Distribution (12b-1) Fee	None	None	None
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses	0.11%[4]	0.09%[4]	0.10%
Total Annual Fund Operating Expenses	0.56%	0.54%	0.55%

1 With regard to the Municipal Fund and the Prime Cash Fund, the percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider, and administrator waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2005. With regard to the Prime Management Fund, the percentages shown above are based on anticipated expenses for the entire fiscal year ending July 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser expects to waive certain amounts. Shown below are the anticipated waivers, along with the net expenses the Prime Management Fund expects to actually pay for the fiscal year ending July 31, 2006.

Total Waivers of Fund Expenses	0.13%	0.11%	0.10%
Total Annual Fund Operating Expenses (after waivers)	0.43%	0.43%	0.45%[5,6]

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Municipal Fund and the Prime Cash Fund (after the voluntary waivers) were 0.08% and 0.10%, respectively, for the fiscal year ended July 31, 2005.

3 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Prime Management Fund (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending July 31, 2006.

4 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Municipal Fund and the Prime Cash Fund (after the voluntary waivers) were 0.10% and 0.08%, respectively, for the fiscal year ended July 31, 2005.

5 As of July 31, 2005, the Prime Management Fund’s operating expenses after waivers were 0.39%. During the fiscal year ending July 31, 2006, it is anticipated that the adviser and its affiliates will adjust the waivers until total expenses after waivers increase to 0.45% for Institutional Service Shares. This may occur at any time on or before July 31, 2006. Although these anticipated voluntary waivers can be terminated at any time, it is presently anticipated that total expenses after waivers will continue at this level thereafter.
6 Total Annual Fund Operating Expenses paid by the Prime Management Fund (after the voluntary waivers) were 0.38% for the fiscal year ended July 31, 2005.
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MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Prime Fund, Prime Value Fund and Tax-Free Fund.

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Shareholder Fees	Prime Fund	Prime Value Fund	Tax-Free Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses[3]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.54%	0.54%	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and administrator waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.09%	0.12%	0.09%
Total Actual Annual Fund Operating Expenses (after waivers)	0.45%	0.42%	0.45%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Prime Fund, Prime Value Fund and Tax-Free Fund (after the voluntary waivers) were 0.12%, 0.09% and 0.12%, respectively, for the fiscal year ended July 31, 2005.

3 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other operating expenses paid by the Prime Fund, Prime Value Fund and Tax-Free Fund (after the voluntary waivers) were 0.08%, for the fiscal year ended July 31, 2005.

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MONEY MARKET OBLIGATIONS TRUST

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Treasury Fund.

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Shareholder Fees	Treasury Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Shareholder Services Fee	0.25%
Other Expenses[3]	0.09%
Total Annual Fund Operating Expenses	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.09%
Total Actual Annual Fund Operating Expenses (after waivers)	0.45%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Treasury Fund (after the voluntary waiver) was 0.12% for the fiscal year ended July 31, 2005.

3 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Treasury Fund (after the voluntary waiver) were 0.08% for the fiscal year ended July 31, 2005.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Funds’ Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional Service Shares operating expenses are before waivers as shown in the above tables and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Fund	1 Year	3 Years	5 Years	10 Years

Government Fund	$55	$173	$302	$677

Government Tax-Managed Fund	$55	$173	$302	$677

Municipal Fund	$57	$179	$313	$701

Prime Fund	$55	$173	$302	$677

Prime Cash Fund	$55	$173	$302	$677

Prime Management Fund	$56	$176	$307	$689

Prime Value Fund	$55	$173	$302	$677

Tax-Free Fund	$55	$173	$302	$677

Treasury Fund	$55	$173	$302	$677

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What are Each Fund’s Investment Strategies?

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Each Fund’s investment strategy is described earlier under “What are Each Fund’s Main Investment Strategies?”. Following is additional information on the investment strategies for the Funds.

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The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

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Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

MUNICIPAL FUND AND TAX-FREE FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available.

GOVERNMENT FUND

Because the Government Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Government Fund to normally invest less than 80% of its assets in U.S. government investments.

GOVERNMENT TAX-MANAGED FUND

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Because the Government Tax-Managed Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Government Tax-Managed Fund to normally invest less than 80% of its assets in U.S. government investments. Because the Fund refers to “tax-managed” in its name, U.S. government instruments that are collateral under repurchase agreements are not included in the calculation.

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MUNICIPAL FUND

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Because the Municipal Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. The Adviser may invest in securities subject to the federal AMT for individuals and corporations in an attempt to enhance yield and provide diversification.

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TAX-FREE FUND

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Because the Tax-Free Fund refers to tax-free investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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TREASURY FUND

Because the Treasury Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Treasury Fund to normally invest less than 80% of its assets in U.S. Treasury investments.

Industry Concentration

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The Prime Fund and Prime Management Fund may invest 25% or more of their assets in commercial paper issued by finance companies.

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Temporary Defensive Investments

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The Municipal Fund and the Tax-Free Fund may temporarily depart from their principal investment strategies by investing their assets in cash or securities subject to federal income tax. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to receive and distribute taxable income to investors, and to that extent to fail to meet their investment objectives of providing current and dividend income exempt from all federal regular income tax consistent with stability of principal.

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What are the Principal Securities in Which the Funds Invest?

GOVERNMENT FUND

The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities and repurchase agreements.

GOVERNMENT TAX-MANAGED FUND

The Government Tax-Managed Fund invests primarily in fixed-income securities, including U.S. Treasury securities and agency securities.

MUNICIPAL FUND

The Municipal Fund invests primarily in tax-exempt securities, a type of fixed-income security, including variable rate demand instruments and municipal notes. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. Certain of these tax-exempt securities may be subject to credit enhancement.

PRIME FUND

The Prime Fund invests primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Fund also may invest principally in securities of other investment companies.

PRIME CASH FUND

The Prime Cash Fund invests primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Cash Fund also may invest principally in securities of other investment companies.

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PRIME MANAGEMENT FUND

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The Prime Management Fund invests primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Management Fund also may invest principally in securities of other investment companies.

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PRIME VALUE FUND

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The Prime Value Fund invests primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Value Fund also may invest principally in securities of other investment companies.

TAX-FREE FUND

The Tax-Free Fund invests primarily in tax-exempt securities, a type of fixed-income security, including variable rate demand instruments and municipal notes. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. Certain of these tax-exempt securities may be subject to credit enhancement.

TREASURY FUND

The Treasury Fund invests primarily in U.S. Treasury securities and repurchase agreements.

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The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest in other types of securities as a non-principal investment as described in the Funds’ Statement of Additional Information (SAI):

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Fixed-Income Securities

Fixed-income securities pay interest or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Each of the Funds invests primarily in fixed-income securities or one or more types of fixed-income securities.

U.S. Treasury Securities

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The Government Fund, Government Tax-Managed Fund, and Treasury Fund may principally invest in U.S. Treasury securities. U.S. Treasury securities are direct obligations of the federal government of the United States.

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Agency Securities

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The Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in certain agency securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Agency Securities (Government Tax-Managed Fund)

The Government Tax-Managed Fund may principally invest in agency securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Government Tax-Managed Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Tax-Exempt Securities

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The Municipal Fund and the Tax-Free Fund may primarily invest in tax-exempt securities. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

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VARIABLE RATE DEMAND INSTRUMENTS

The Municipal Fund and the Tax-Free Fund may principally invest in variable rate demand instruments. Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

The Municipal Fund and Tax-Free Fund may principally invest in municipal notes. Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Corporate Debt Securities

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in corporate debt securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in commercial paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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DEMAND INSTRUMENTS

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in demand instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Bank Instruments

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in bank instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker’s acceptances.

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Asset-Backed Securities

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in asset-backed securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates.

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Insurance Contracts

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund treat these contracts as fixed-income securities.

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Municipal Securities

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in municipal securities. Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities.

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FOREIGN SECURITIES

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in foreign securities. Foreign securities are securities of issuers based outside the United States. The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund consider an issuer to be based outside the United States if:

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  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Credit Enhancement

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Certain fixed-income securities invested in by the Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may be subject to credit enhancement. The Municipal Fund and Tax-Free Fund may also invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Repurchase Agreements

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The Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund may principally invest in repurchase agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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Repurchase agreements are subject to credit risks.

Investing in Securities of Other Investment Companies

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. These other investment companies are managed independently of the Funds and incur additional expenses. Therefore, any such investment by a Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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Investment Ratings

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The money market instruments in which the Prime Fund, Prime Cash Fund, and Tax-Free Fund invest will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings. The securities in which the Municipal Fund, Prime Management Fund, and Prime Value Fund invest will be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Funds?

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Each of the Funds is subject to interest rate risks. In addition, each of the Funds (except the Government Tax-Managed Fund) is subject to credit risks. The Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund are subject to sector risks. The Municipal Fund and Tax-Free Fund are subject to tax risks. Finally, the Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may be subject to risks of foreign investing.

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INTEREST RATE RISKS

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Government Fund, Government Tax-Managed Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, Tax-Free Fund, and Treasury Fund

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

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Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, a Fund must rely entirely on the Adviser’s credit assessment.

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Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

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Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund

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A substantial part of the portfolios of the Prime Fund and Prime Management Fund may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the portfolios of the Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and the Tax-Free Fund may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

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TAX RISKS

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Municipal Fund and Tax-Free Fund

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In order to pay interest that is exempt from federal regular income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

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Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

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RISKS OF FOREIGN INVESTING

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Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.

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When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. The NAV of the Municipal Fund and the Tax-Free Fund is determined at noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Government Tax-Managed Fund is determined at 2:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Prime Cash Fund is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Government Fund, Prime Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund is determined at 5:00 p.m. (Eastern time) each day the NYSE is open; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

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The required minimum initial investment for each Fund is $500,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount, as long as the $500,000 minimum is reached within one year. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How are the Funds Sold?

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The Government Tax-Managed Fund and the Tax-Free Fund offer two Share classes: Institutional Shares and Institutional Service Shares. The Prime Fund offers three Share classes: Institutional Shares, Institutional Service Shares, and Trust Shares. The Municipal Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund offer three Share classes: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. The Government Fund and Treasury Fund offer four Share classes: Institutional Shares, Institutional Service Shares, Institutional Capital Shares, and Trust Shares. All Shares classes offered by each Fund represent interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Funds’ Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, financial intermediaries, and institutional investors or to individuals, directly or through investment professionals. The Municipal Fund and the Tax-Free Fund may not be a suitable investment for retirement plans.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Funds may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the financial institution under a Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Funds and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or a Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Funds. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may purchase Shares by calling the Funds at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after a Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by a Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call a Fund by 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. (Eastern time) with respect to the Municipal Fund, the Prime Cash Fund, and the Tax-Free Fund, and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund, and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

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Send your wire to:

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State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If a Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds’ transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or State Street Bank and Trust Company, the Funds’ transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Funds receive your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from a Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

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If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUNDS

By Telephone

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You may redeem or exchange Shares by calling the Funds at 1-800-341-7400. Your redemption request or exchange will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders.

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If you call a Fund by noon (Eastern time) with respect to the Municipal Fund and the Tax-Free Fund, 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund, and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Municipal Fund or the Tax-Free Fund after noon (Eastern time), the Government Tax-Managed Fund after 2:00 p.m. (Eastern time) or the Prime Cash Fund after 3:00 p.m. (Eastern Time) and, in each case, before the end of regular trading (normally 4:00 p.m. Eastern Time) on the NYSE, you will be entitled to that day’s dividend, and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Funds if you need special instructions

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Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

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Although each Fund intends to pay Share redemptions in cash, each Fund (except the Prime Fund and the Prime Value Fund) reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

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LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

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Government Fund, Treasury Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund

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  to allow your purchase by check to clear;
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings;
  during any period when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted due to market-wide events; or
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  during any period which an emergency exists, as determined by the SEC, so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable.
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Government Tax-Managed Fund, Municipal Fund, and Tax-Free Fund

  to allow your purchase to clear;
  during periods of market volatility; or
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  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.
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You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of a Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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A Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

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With respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund, dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund’s daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

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The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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See “Tax Information” below for information on the tax consequences of the Municipal Fund and the Tax-Free Fund realizing a capital gain.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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Government Fund, Government Tax-Managed Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund

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The Funds send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Municipal Fund and Tax-Free Fund

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The Municipal Fund and the Tax-Free Fund send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that distributions from the Municipal Fund and the Tax-Free Fund will be primarily dividends that are exempt from federal regular income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes.

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Although the Municipal Fund and Tax-Free Fund do not seek to realize capital gains, either Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.

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Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Funds’ investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds’ Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds’ Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Funds’ portfolios and their performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning each Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of a Fund’s top ten credit/obligor exposures, effective average maturity of the Fund’s portfolio, and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of a Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of a Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Funds?

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.


A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Annual Report dated July 31, 2005.


Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.


As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.


Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand each Fund’s financial performance for its past five fiscal years, or since inception if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s audited financial statements, are included in the Annual Report.


Financial Highlights–Government Fund


(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.007	0.010	0.020	0.053
Less Distributions:
Distributions from net investment income	(0.019)	(0.007)	(0.010)	(0.020)	(0.053)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.95%	0.67%	1.05%	1.97%	5.38%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.91%	0.66%	1.05%	1.92%	5.20%

Expense waiver/reimbursement[2]	0.09%	0.09%	0.09%	0.09%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,759,651	$3,036,452	$3,621,295	$3,820,479	$3,444,036


1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


Financial Highlights–Government Tax-Managed Fund


(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.006	0.010	0.018	0.052
Net realized and unrealized gain on investments	--	--	--	0.001	--

TOTAL FROM INVESTMENT OPERATIONS	0.019	0.006	0.010	0.019	0.052

Less Distributions:
Distributions from net investment income	(0.019)	(0.006)	(0.010)	(0.018)	(0.052)
Distributions from net realized gain on investments	--	--	--	(0.001)	--

TOTAL DISTRIBUTIONS	(0.019)	(0.006)	(0.010)	(0.019)	(0.052)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.92%	0.64%	1.01%	1.97%	5.35%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.90%	0.63%	1.00%	1.88%	5.19%

Expense waiver/reimbursement[2]	0.09%	0.10%	0.09%	0.09%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,797,876	$1,756,992	$1,996,288	$2,260,128	$2,135,748


1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


Financial Highlights–Municipal Fund


(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.007	0.010	0.015	0.036
Net realized and unrealized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.016	0.007	0.010	0.015	0.036

Less Distributions:
Distributions from net investment income	(0.016)	(0.007)	(0.010)	(0.015)	(0.036)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.57%	0.69%	1.00%	1.53%	3.62%

Ratios to Average Net Assets:

Expenses	0.43%	0.43%	0.43%	0.43%	0.43%

Net investment income	1.63%	0.69%	1.00%	1.54%	3.53%

Expense waiver/reimbursement[3]	0.13%	0.12%	0.12%	0.13%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$641,950	$363,595	$302,262	$258,515	$369,670


1 Represents less than $0.001.


2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


Financial Highlights–Prime Fund


(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.007	0.011	0.020	0.053
Net realized and unrealized gain (loss) on investments	--	0.000 [1]	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.020	0.007	0.011	0.020	0.053

Less Distributions:
Distributions from net investment income	(0.020)	(0.007)	(0.011)	(0.020)	(0.053)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.99%	0.72%	1.11%	2.06%	5.48%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.96%	0.71%	1.11%	2.06%	5.29%

Expense waiver/reimbursement[3]	0.09%	0.09%	0.09%	0.09%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,727,774	$4,824,570	$4,789,142	$6,020,704	$5,447,645


1 Represents less than $0.001.


2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


Financial Highlights–Prime Cash Fund


(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.007	0.011	0.021	0.054
Less Distributions:
Distributions from net investment income	(0.020)	(0.007)	(0.011)	(0.021)	(0.054)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.00%	0.74%	1.12%	2.08%	5.50%

Ratios to Average Net Assets:

Expenses	0.43%	0.43%	0.43%	0.43%	0.43%

Net investment income	1.94%	0.73%	1.11%	1.97%	5.28%

Expense waiver/reimbursement[2]	0.11%	0.11%	0.11%	0.11%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,780,479	$2,025,081	$1,960,635	$2,092,235	$1,375,740


1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further Information about the Fund’s performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.


Financial Highlights–Prime Management Fund


(For a Share Outstanding Throughout the Period)

Period Ended July 31	2005 [1]

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.014
Less Distributions:
Distributions from net investment income	(0.014)

Net Asset Value, End of Period	$1.00

Total Return[2]	1.40%

Ratios to Average Net Assets:

Expenses	0.38%[3]

Net investment income	2.87%[3]

Expense waiver/reimbursement[4]	0.20%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$812,886


1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.


2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


3 Computed on an annualized basis.


4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


Financial Highlights–Prime Value Fund


(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.008	0.012	0.021	0.054
Less Distributions:
Distributions from net investment income	(0.020)	(0.008)	(0.012)	(0.021)	(0.054)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.05%	0.77%	1.16%	2.13%	5.54%

Ratios to Average Net Assets:

Expenses	0.42%	0.42%	0.42%	0.42%	0.41%

Net investment income	1.98%	0.77%	1.15%	2.12%	5.31%

Expense waiver/reimbursement[2]	0.12%	0.12%	0.12%	0.12%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,263,130	$1,564,255	$1,369,542	$966,996	$982,153


1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


Financial Highlights–Tax-Free Fund


(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.006	0.009	0.014	0.033
Net realized and unrealized gain (loss) on investments	(0.000)[1]	0.000 [1]	(0.000)[1]	0.000 [1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.015	0.006	0.009	0.014	0.033

Less Distributions:
Distributions from net investment income	(0.015)	(0.006)	(0.009)	(0.014)	(0.033)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.50%	0.60%	0.89%	1.40%	3.40%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.53%	0.60%	0.88%	1.37%	3.31%

Expense waiver/reimbursement[3]	0.09%	0.09%	0.09%	0.09%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,073,222	$1,787,740	$2,054,523	$2,076,385	$1,485,227


1 Represents less than $0.001.


2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


Financial Highlights–Treasury Fund


(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.006	0.010	0.018	0.051
Net realized and unrealized gain on investments	--	--	0.000 [1]	0.001	--

TOTAL FROM INVESTMENT OPERATIONS	0.019	0.006	0.010	0.019	0.051

Less Distributions:
Distributions from net investment income	(0.019)	(0.006)	(0.010)	(0.018)	(0.051)
Distributions from net realized gain on investments	--	--	(0.000)[1]	(0.001)	--

TOTAL DISTRIBUTIONS	(0.019)	(0.006)	(0.010)	(0.019)	(0.051)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.87%	0.61%	1.02%	1.91%	5.21%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.85%	0.60%	0.95%	1.83%	5.03%

Expense waiver/reimbursement[3]	0.09%	0.09%	0.09%	0.09%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,245,762	$4,965,031	$5,770,025	$5,519,235	$5,319,164


1 Represents less than $0.001.


2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2005, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.


These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.


You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 © Federated Investors, Inc.


Cusip 60934N807
Cusip 60934N849
Cusip 60934N641
Cusip 60934N708
Cusip 60934N617
Cusip 60934N575
Cusip 60934N880
Cusip 60934N872
Cusip 608919833



G02705-02 (9/05)


MONEY MARKET OBLIGATIONS TRUST
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 30, 2005

Government Obligations Fund (Government Fund)
Government Obligations Tax-Managed Fund (Government Tax-Managed Fund)
Municipal Obligations Fund (Municipal Fund)
Prime Obligations Fund (Prime Fund) Prime Cash Obligations Fund (Prime Cash
Fund) Prime Management Obligations Fund (Prime Management Fund) Prime Value
Obligations Fund (Prime Value Fund) Tax-Free Obligations Fund (Tax-Free Fund)
Treasury Obligations Fund (Treasury Fund) INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Service Shares of the
Funds, dated September 30, 2005. >/R<

This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS

                                                 How are the Funds Organized?............................................2
                                                 -------------------------------------------------------------------------
                                                 Securities in Which the Funds Invest....................................2
                                                 -------------------------------------------------------------------------
                                                 What Do Shares Cost?....................................................9
                                                 -------------------------------------------------------------------------
                                                 How are the Funds Sold?.................................................9
                                                 -------------------------------------------------------------------------
                                                 Subaccounting Services.................................................10
                                                 -------------------------------------------------------------------------
                                                 Redemption in Kind.....................................................10
                                                 -------------------------------------------------------------------------
                                                 Massachusetts Partnership Law..........................................10
                                                 -------------------------------------------------------------------------
                                                 Account and Share Information..........................................10
                                                 -------------------------------------------------------------------------
                                                 Tax Information........................................................11
                                                 -------------------------------------------------------------------------
                                                 Who Manages and Provides Services to the Funds?........................23
                                                 -------------------------------------------------------------------------
                                                 Who is Federated Investors, Inc.?......................................27
                                                 -------------------------------------------------------------------------
                                                 Financial Information..................................................28
                                                 -------------------------------------------------------------------------
                                                 Investment Ratings.....................................................28
                                                 -------------------------------------------------------------------------
                                                 Addresses................................................................
                                                 -------------------------------------------------------------------------
                                                 Appendix.................................................................
                                                 --------
                                                 >/R<

HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Money Market Obligations Trust
(Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3,
1988. The Government Fund, Prime Fund, Tax-Free Fund and Treasury Fund were established as portfolios of the Trust on October 3, 1988. The Municipal Fund,
Prime Cash Fund and Prime Value Fund were reorganized as portfolios of the Trust on August 19, 1999. The Government Tax-Managed Fund was established as a portfolio of the Trust on December 28, 1994. The Prime Management Fund was
established as a portfolio of the Trust on February 13, 2003. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established four classes of shares of the Funds, known as Institutional Shares, Institutional Service Shares,
Institutional Capital Shares and Trust Shares (Shares). The Government
Tax-Managed Fund and the Tax-Free Fund offer two Shares classes: Institutional
Shares and Institutional Service Shares. The Prime Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Trust Shares.
The Municipal Fund, the Prime Cash Fund, the Prime Management Fund and the Prime
Value Fund offer three Share classes: Institutional Shares, Institutional
Service Shares and Institutional Capital Shares. The Government Obligations Fund
and the Treasury Fund offer four Share classes: Institutional Shares,
Institutional Service Shares, Institutional Capital Shares and Trust Shares.
This SAI relates to Institutional Service Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser).
>/R<

SECURITIES IN WHICH THE FUNDS INVEST

The principal securities in which the Funds may invest are described in the
Funds' prospectus. In pursuing its investment strategy, a Fund also may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Government Fund, Government Tax-Managed Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund,
Prime Value Fund, Tax-Free Fund and Treasury Fund
ZERO COUPON SECURITIES
Certain fixed income securities of the types in which a Fund may invest may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.
CALLABLE SECURITIES
Certain fixed income securities of the types in which a Fund may invest may be callable at the option of the issuer.
Callable securities are subject to call risks. >/R<

SPECIAL TRANSACTIONS
DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

SECURITIES LENDING
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of a Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  The Prime Fund and Prime Management Fund have no present intention to engage in securities lending. >/R<

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. A Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

ASSET COVERAGE
In order to secure its obligations in connection with special transactions, a
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a
Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions.
>/R<
In addition, a Fund may invest in the securities described below:

Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund
TREASURY SECURITIES
The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund also may invest in U.S. Treasury securities, which are described in the prospectus.
>/R< BANK INSTRUMENTS Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.
Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
  A Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits over
$100,000,000, or if the principal amount of the instrument is insured by the
Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.
  For purposes of applying the Funds' concentration limitation, bank instruments also include fixed-income securities credit enhanced by a bank.

Municipal Fund and Tax-Free Fund

Fixed Income Securities
The Municipal Fund and Tax-Free Fund also may invest in fixed income securities, which are described in the prospectus. The following describes the types of fixed income securities, in addition to those identified for the Municipal Fund and Tax-Free Fund in the prospectus (such as tax-exempt securities, variable rate demand instruments and municipal notes) or herein (such as zero coupon securities and callable securities) in which the Municipal Fund and Tax-Free
Fund may invest:

GENERAL OBLIGATION BONDS
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.
PRIVATE ACTIVITY BONDS
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.
  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Funds may invest in bonds subject to AMT.

TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.
MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Funds may invest in securities supported by individual leases or pools of municipal leases.
MUNICIPAL MORTGAGE BACKED SECURITIES
Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Municipal Fund and the Tax-Free Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
These other investment companies are managed independently of the Funds and incur additional expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
>/R<

TEMPORARY DEFENSIVE INVESTMENTS
The Municipal Fund and the Tax-Free Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

Municipal Fund, Prime Fund, Prime Cash Fund, Prime Value Fund and Tax-Free Fund
CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund
REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Government Fund, Government Tax-Managed Fund, Prime Fund, Prime Cash Fund, Prime
Management Fund and Prime Value Fund MORTGAGE-BACKED SECURITIES Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTMENT RATINGS
The rating categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard &
Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or
F-1+, F-1 or F-2 by Fitch Ratings. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Funds will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest or one of the two highest short-term rating categories. See "Regulatory Compliance." >/R<

INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below:

Government Fund, Government Tax-Managed Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund,
Prime Value Fund, Tax-Free Fund and Treasury Fund
CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. >/R<

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Government Fund, Government Tax-Managed Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value
Fund >/R<
PREPAYMENT RISKS
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

  For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.
  Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Municipal Fund and Tax-Free Fund
CREDIT RISKS
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
This could cause the Fund to lose the benefit of the transaction or prevent the
Fund from selling or buying other securities to implement its investment strategy. >/R< TAX RISKS In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Funds to shareholders to be taxable. >/R< Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

Government Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management
Fund, Prime Value Fund and Tax-Free Fund LEVERAGE RISKS Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES
                   Fund                                                                    Objective
             Government Fund                                        To provide current income consistent with stability of
                                                                                           principal
       Government Tax-Managed Fund                                  To provide current income consistent with stability of
                                                                                    principal and liquidity
                Prime Fund                                          To provide current income consistent with stability of
                                                                                           principal
      Prime Management Fund                                To provide current income consistent with stability of
                                                                                           principal
              Tax-Free                                                 Fund To
                                                                       provide
                                                                       dividend
                                                                       income
                                                                       exempt
                                                                       from
                                                                       federal
                                                                       regular
                                                                       income
                                                                       tax
                                                                       consistent
                                                                       with
                                                                       stability
                                                                       of
                                                                       principal
              Treasury Fund                                         To provide current income consistent with stability of
                                                                                           principal
As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Municipal Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the federal alternative minimum tax for individuals and corporations).
The Municipal Fund will invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax.
  As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Tax-Free Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the federal alternative minimum tax or the federal alternative minimum tax for corporations). The Tax-Free Fund will invest its assets so that at least
80% of the income that it distributes will be exempt from federal income tax.
>/R<
  The above investment objectives and policies may not be changed by the Funds'
Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

Underwriting
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
A Fund may not make loans, provided that this restriction does not prevent a
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
A Fund (with the exception of the Prime Fund, Prime Management Fund and the Prime Value Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The Prime Value Fund and the Prime Management Fund will not make investments that will result in the concentration of the Fund's investments in the securities of issuers primarily engaged in the same industry, except that the
Prime Value Fund and the Prime Management Fund may invest 25% or more of the value of the Fund's total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. >/R<
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the
Fund's net assets. >/R<

Restricted Securities
The Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Management
Fund, the Prime Value Fund and the Tax-Free Fund may invest in securities subject to restriction on resale under the federal securities laws.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
  For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the commodities restriction, investments in transactions involving futures contracts and options forward currency contracts, swap transactions and other financial contracts that settle by payment in cash are deemed not to be investments in commodities.
For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, a Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation (with the exception of the Prime
Value Fund): (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. For purposes of the concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. >/R<

REGULATORY COMPLIANCE
A Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, a Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. A Fund will determine the effective maturity of its investments according to the Rule. A Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on a Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and a Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

>/R<

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While National Association of Securities
Dealers, Inc. (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service
Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Funds and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD. >/R<

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, each Fund (except the Prime Fund and the Prime Value Fund) reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds (except the Prime Fund and the Prime Value Fund) have elected to be governed by Rule 18f-1 under the 1940 Act, these Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, these Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Board deems fair and equitable and, to the extent available, such securities will be readily marketable. >/R<

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Government Fund (Institutional Capital Shares): Pershing, Jersey City, NJ, owned approximately 274,328,611 Shares (99.64%);

Government Fund (Institutional Shares): Bastogne Inc., Henderson, NV, owned approximately 881,025,010 Shares (14.95%);

Government Fund (Institutional Service Shares): Hare & Co., East Syracuse, NY, owned approximately 223,966,103 Shares
(8.03%); Pershing, Jersey City, NJ, owned approximately 168,380,362 Shares (6.03%);

Government Fund (Trust Shares): UNATCO, Joliet, IL, owned approximately
51,828,584 Shares (57.67%); Cosmopolitan Bank & Trust, Chicago, IL, owned approximately 17,064,660 Shares (18.99%); Frojack Co., Grand Forks, ND, owned approximately 8,776,503 Shares (9.77%); LABA & Co., Chicago, IL, owned approximately 8,459,128 Shares (9.41%);

Government Tax-Managed Fund (Institutional Shares): Alabama Power Company,
Birmingham, AL, owned approximately 183,000,000 Shares (13.72%); NMF & Co.,
Boston, MA, owned approximately 135,019,244 Shares (10.13%); Central Pacific
Bank, Honolulu, HI, owned approximately 90,935,841 Shares (6.82%); Band &
Co., Milwaukee, WI, owned approximately 77,082,130 Shares (5.78%); US Trust
Technology & Support Services, Inc., Jersey City, NJ, owned approximately
70,869,633 Shares (5.31%);

Government Tax-Managed Fund (Institutional Service Shares): BancFirst, Oklahoma
City, OK, owned approximately 321,961,222 Shares (16.95%); Goldman Sachs Global
Cash Services, Chicago, IL, owned approximately 195,936,180 Shares (10.32%);
Unatco, First Midwest Trust Co., Joliet, IL, owned approximately 172,126,657
Shares (9.06%); Bank of Stockton, Stockton, CA, owned approximately 114,628,707
Shares (6.04%); The Chase Manhattan Bank, Dallas, TX, owned approximately
102,605,200 Shares (5.40%);

Municipal Fund (Institutional Capital Shares): Pershing, Jersey City, NJ, owned approximately 580,328,723 Shares (49.30%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 268,292,300 Shares (22.79%); Housevalues.com,
Kirkland, WA, owned approximately 59,072,178 Shares (5.02%);

Municipal Fund (Institutional Shares): Wells Fargo Institutional Brokerage
Services, Minneapolis, MN, owned approximately 568,517,584 Shares (17.49%); PNC
Securities Corp., Pittsburgh, PA, owned approximately 268,974,454 Shares
(8.28%); Banc of America Securities LLC, Charlotte, NC, owned approximately
192,596,421 Shares (5.93%); Lehman Brothers Inc., New York, NY, owned approximately 170,000,000 Shares (5.23%);

Municipal Fund (Institutional Service Shares): Pershing, Jersey City, NJ, owned approximately 285,123,963 Shares (44.65%); Next Generation Ventures Inc.,
Columbus, OH, owned approximately 33,982,321 Shares (5.32%);

Prime Cash Fund (Institutional Capital Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 379,127,221 Shares (40.84%); GASPC
Enterprises, Inc., Tuscaloosa, AL, owned approximately 72,717,291 Shares
(7.83%); RAYJIT & CO, St. Petersburg, FL, owned approximately 64,894,176
Shares (6.99%);

Prime Cash Fund (Institutional Shares): Hare & Co., East Syracuse, NY, owned approximately 795,400,300 Shares (10.34%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 514,993,096 Shares (6.75%); Mellon Bank,
N.A., Pittsburgh, PA, owned approximately 414,709,976 Shares (5.44%);

Prime Cash Fund (Institutional Service Shares): Hare & Co., East Syracuse,
NY, owned approximately 457,234,857 Shares (24.46%); Union Bank of California,
San Diego, CA, owned approximately 414,679,078 Shares (22.18%); EGAP & Co.,
Burlington, VT, owned approximately 366,542,347 Shares (19.61%); UBS Securities
LLC, Stamford, CT, owned approximately 113,560,123 Shares (6.08%);

Prime Management Fund (Institutional Capital Shares): Pershing, Jersey City, NJ,
owned approximately 791,202,869 Shares (93.24%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 55,228,008 Shares (6.51%);

Prime Management Fund (Institutional Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 416,447,837 Shares (17.66%); Sanford C.
Bernstein & Co. LLC, White Plains, NY, owned approximately 213,000,000
Shares (9.03%); Farmer MAC, Washington, DC, owned approximately 170,470,928
Shares (7.23%); Silicon Valley Bank, Santa Clara, CA, owned approximately
141,251,806 Shares (5.99%);

Prime Management Fund (Institutional Service Shares): Pershing, Jersey City, NJ, owned approximately 834,377,833 Shares
(96.86%);

Prime Fund (Institutional Shares): Hare & Co., East Syracuse, NY, owned approximately 2,292,749,114 Shares (13.21%);
Computershare Trust Co. of NY, New York, NY, owned approximately 1,866,174,752 Shares (10.75%);

Prime Fund (Institutional Service Shares): Newbridge & Co., Lakehurst, NJ, owned approximately 583,329,201 Shares
(11.31%); Wilmington Trust Company, Wilmington, DE, owned approximately 406,626,755 Shares (7.89%); LABA & Co., Chicago,
IL, owned approximately 258,324,488 Shares (5.01%);

Prime Fund (Trust Shares): The Bank of Tampa, Tampa, FL, owned approximately
19,256,967 Shares (59.97%); Reliance Financial Services, NA, Defiance, OH, owned approximately 6,611,637 Shares (20.45%); Community Trust & Investment Co.,
Noblesville, IN, owned approximately 4,524,628 Shares (14.00%);

Prime Value Fund (Institutional Capital Shares): US Bank, Milwaukee, WI, owned approximately 544,350,349 Shares (49.60%); Daniel G. Calugar TTEE, Las Vegas,
NV, owned approximately 87,119,890 Shares (7.94%); Wells Fargo Institutional
Brokerage Services, Minneapolis, MN, owned approximately 58,548,898 Shares
(5.33%);

Prime Value Fund (Institutional Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 1,576,606,122 Shares (23.69%); AOL Time
Warner Inc., New York, NY, owned approximately 402,702,413 Shares (6.05%);

Prime Value Fund (Institutional Service Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 214,318,763 Shares (15.35%); Pershing, Jersey
City, NJ, owned approximately 172, 349,015 Shares (12.35%); UBS Securities LLC,
Stamford, CT, owned approximately 135,203,776 Shares (9.69%); Goldman Sachs
Global Cash Services, Chicago, IL, owned approximately 131,194,391 Shares
(9.40%); Primevest Financial Service, Inc., Saint Cloud, MN, owned approximately
120,419,285 Shares (8.63%);

Tax-Free Fund (Institutional Shares): US Trust Technology & Support
Services, Inc., Jersey City, NJ, owned approximately 534,456,071 Shares (5.67%);
Banc of America Securities LLC, Charlotte, NC, owned approximately 495,686,867
Shares (5.26%);

Tax-Free Fund (Institutional Service Shares): NAIDOT & Co., Bessemer Trust
Company, Woodbridge, NJ, owned approximately 551,490,483 Shares (26.93%); Carey
& Co., Columbus, OH, owned approximately 116,709,808 Shares (5.70%); Calhoun
& Co., Detroit, MI, owned approximately 105,390,162 Shares (5.15%);

Treasury Fund (Institutional Capital Shares): Manufacturers & Traders Trust
Company, Buffalo, NY, owned approximately 228,857,195 Shares (38.43%); US Bank,
Milwaukee, WI, owned approximately 119,756,976 Shares (20.11%); LABA & CO.,
Chicago, IL, owned approximately 105,261,025 Shares (17.67%);

Treasury Fund (Institutional Shares): Silicon Valley Bank, Santa Clara, CA,
owned approximately 692,984,779 Shares (11.83%); PG & E, San Francisco, CA,
owned approximately 422,486,563 Shares (7.21%);

Treasury Fund (Institutional Service Shares): Hare & Co. East Syracuse, NY, owned approximately 1,606,166,315 Shares
(29.51%); HUBCO, Birmingham, AL, owned approximately 449,984,043 Shares (8.27%);  Manufacturers & Traders Trust Company,
Buffalo, NY, owned approximately 442,899,065 Shares (8.14%);

Treasury Fund (Trust Shares):  LABA & Co., c/o Lasalle Bank, NA, Chicago, IL, owned approximately 403,513,078 Shares
(86.27%); Selfira & Co., Elizabethtown, KY, owned approximately 24,762,289 Shares (5.29%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Pershing is organized in the State of New Jersey and is a subsidiary of Bank of
New York, organized in the State of New York.

Hare & Co. is organized in the State of Pennsylvania.

UNATCO is organized in the State of Iowa and is a subsidiary of First Midwest Bancorp Inc., organized in the State of
Delaware.

Bank of America Securities LLC is organized in the State of Delaware and is a subsidiary of Bank of America Corporation, organized in the State of North
Carolina.

The Bank of Tampa is organized in the State of Florida and is a subsidiary of
Tampa Banking Company, organized in the State of Florida.

US Bank, N.A., is organized in the State of Ohio and is a subsidiary of US Bancorp, organized in the State of Delaware.

NAIDOT & Co., Bessemer Trust Company, is organized in the State of New Jersey and is a subsidiary of Bessemer Group,
Inc., organized in the State of Delaware.

Manufacturers & Traders Trust Co., is organized in the State of New York and is a subsidiary of M&T Bank Corp., organized in the State of New York.

LABA & Co., c/o Lasalle Bank, NA, is organized in the State of Delaware and is a subsidiary of Lasalle Bank Corporation, organized in the State of Delaware. >/R<

TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
  Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.
  The Municipal Fund, Prime Fund and Tax-Free Fund are entitled to loss-carry forwards, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS (PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND
AND PRIME VALUE FUND ONLY) If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United
States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable. >/R<

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list
Board members who are "interested persons" of the Funds (i.e., "Interested"
Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust
comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Funds' Board and Officers as a group owned less than 1% of each class of each Fund's outstanding Institutional Service Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                               ---------------------

                                                                                                               ---------------------

----------------------------------------                                                                       ---------------------         ----------------------
                  Name                                                                                                                         Total Compensation
               Birth Date                                                                                                                        From Trust and
                Address                             Principal Occupation(s) for Past Five Years, Other         ---------------------             Federated Fund
       Positions Held with Trust                        Directorships Held and Previous Position(s)                                                 Complex
           Date Service Began                                                                                  ---------------------          (past calendar year)
                                                                                                                     Aggregate
                                                                                                                   Compensation
                                                                                                                 From Funds+ (past
                                                                                                                   fiscal year)
                                                    Principal Occupations: Chairman and Director or                     $0
John F. Donahue*                                    Trustee of the Federated Fund Complex; Chairman                                                    $0
Birth Date: July 28, 1924                           and Director, Federated Investors, Inc.
CHAIRMAN AND TRUSTEE                                ---------------------------------------------------
Began serving: October 1988
                                                    Previous Positions: Trustee, Federated Investment
                                                    Management Company and Chairman and Director,
                                                    Federated Investment Counseling.

                                                    Principal Occupations: Principal Executive Officer                  $0
J. Christopher Donahue*                             and President of the Federated Fund Complex;                                                       $0
Birth Date: April 11, 1949                          Director or Trustee of some of the Funds in the
PRESIDENT AND TRUSTEE                               Federated Fund Complex; President, Chief Executive
Began serving: April 1989                           Officer and Director, Federated Investors, Inc.;
                                                    Chairman and Trustee, Federated Investment
                                                    Management Company; Trustee, Federated Investment
                                                    Counseling; Chairman and Director, Federated
                                                    Global Investment Management Corp.; Chairman,
                                                    Federated Equity Management Company of
                                                    Pennsylvania, Passport Research, Ltd. and Passport
                                                    Research II, Ltd.; Trustee, Federated Shareholder
                                                    Services Company; Director, Federated Services
                                                    Company.

                                                    Previous Positions: President, Federated
                                                    Investment Counseling; President and Chief
                                                    Executive Officer, Federated Investment Management
                                                    Company, Federated Global Investment Management
                                                    Corp. and Passport Research, Ltd.

                                                    Principal Occupations: Director or Trustee of the               $54,341.61
Lawrence D. Ellis, M.D.*                            Federated Fund Complex; Professor of Medicine,                                                  $148,500
Birth Date: October 11, 1932                        University of Pittsburgh; Medical Director,
3471 Fifth Avenue                                   University of Pittsburgh Medical Center Downtown;
Suite 1111                                          Hematologist, Oncologist and Internist, University
Pittsburgh, PA                                      of Pittsburgh Medical Center.
TRUSTEE
Began serving: October 1988                         Other Directorships Held: Member, National Board
                                                    of Trustees, Leukemia Society of America.

                                                    Previous Positions: Trustee, University of
                                                    Pittsburgh; Director, University of Pittsburgh
                                 Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------
+  The compensation shown is for the Funds discussed in this SAI. These Funds are only a portion of the Funds contained in the Trust.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                               ---------------------

                                                                                                               ---------------------
                                                                                                                                             ----------------------
                                                                                                               ---------------------
----------------------------------------                                                                                                     ----------------------
                  Name
               Birth Date                                                                                                                    ----------------------
                Address                              Principal Occupation(s) for Past Five Years, Other        ---------------------           Total Compensation
       Positions Held with Trust                        Directorships Held and Previous Position(s)                                              From Trust and
           Date Service Began                                                                                  ---------------------             Federated Fund
                                                                                                                     Aggregate                      Complex
                                                                                                                   Compensation               (past calendar year)
                                                                                                                    From Funds+
                                                                                                                (past fiscal year)
                                                        Principal Occupation: Director or Trustee of                $59,776.06                      $163,350
Thomas G. Bigley                                        the Federated Fund Complex.
Birth Date: February 3, 1934
15 Old Timber Trail                                     Other Directorships Held: Director, Member
Pittsburgh, PA                                          of Executive Committee, Children's Hospital
TRUSTEE                                                 of Pittsburgh; Director, University of
Began serving: November 1994                            Pittsburgh.

                                                        Previous Position: Senior Partner, Ernst
                                & Young LLP.

                                                        Principal Occupations: Director or Trustee                  $59,776.06                      $163,350
John T. Conroy, Jr.                                     of the Federated Fund Complex; Chairman of
Birth Date: June 23, 1937                               the Board, Investment Properties
Investment Properties Corporation                       Corporation; Partner or Trustee in private
3838 North Tamiami Trail                                real estate ventures in Southwest Florida.
Suite 402
Naples, FL                                              Previous Positions: President, Investment
TRUSTEE                                                 Properties Corporation; Senior Vice
Began serving: August 1991                              President, John R. Wood and Associates,
                                                        Inc., Realtors; President, Naples Property
                                                        Management, Inc. and Northgate Village
                                                        Development Corporation.

                                                        Principal Occupation: Director or Trustee of                $59,776.06                      $163,350
Nicholas P. Constantakis                                the Federated Fund Complex.
Birth Date: September 3, 1939
175 Woodshire Drive                                     Other Directorships Held: Director and
Pittsburgh, PA                                          Member of the Audit Committee, Michael Baker
TRUSTEE                                                 Corporation (engineering and energy services
Began serving: October 1999                             worldwide).

                                                        Previous Position: Partner, Anderson
                                  Worldwide SC.

                                                        Principal Occupation: Director or Trustee of                $54,341.61                      $148,500
John F. Cunningham                                      the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way                                       Other Directorships Held: Chairman,
Palm Beach, FL                                          President and Chief Executive Officer,
TRUSTEE                                                 Cunningham & Co., Inc. (strategic
Began serving: January 1999                             business consulting); Trustee Associate,
                                 Boston College.

                                                        Previous Positions: Director, Redgate
                                                        Communications and EMC Corporation (computer
                                                        storage systems); Chairman of the Board and
                                                        Chief Executive Officer, Computer Consoles,
                                                        Inc.; President and Chief Operating Officer,
                                                        Wang Laboratories; Director, First National
                                                        Bank of Boston; Director, Apollo Computer,
                                                        Inc.

                                                        Principal Occupation: Director or Trustee of                $54,341.61                      $148,500
Peter E. Madden                                         the Federated Fund Complex.
Birth Date: March 16, 1942
One Royal Palm Way                                      Other Directorships Held: Board of
100 Royal Palm Way                                      Overseers, Babson College.
Palm Beach, FL
TRUSTEE                                                 Previous Positions: Representative,
Began serving: August 1991                              Commonwealth of Massachusetts General Court;
                                                        President, State Street
                                                        Bank and Trust Company
                                                        and State Street
                                                        Corporation (retired);
                                                        Director, VISA USA and
                                                        VISA International;
                                                        Chairman and Director,
                                                        Massachusetts Bankers
                                                        Association; Director,
                                                        Depository Trust
                                                        Corporation; Director,
                                                        The Boston Stock
                                                        Exchange.

                                                        Principal Occupations: Director or Trustee                  $59,776.06                      $163,350
Charles F. Mansfield, Jr.                               of the Federated Fund Complex; Management
Birth Date: April 10, 1945                              Consultant; Executive Vice President, DVC
80 South Road                                           Group, Inc. (marketing, communications and
Westhampton Beach, NY                                   technology) (prior to 9/1/00).
TRUSTEE
Began serving: January 1999                             Previous Positions: Chief Executive Officer,
                                                        PBTC International Bank; Partner, Arthur
                                                        Young & Company (now Ernst & Young
                                                        LLP); Chief Financial Officer of Retail
                                                        Banking Sector, Chase Manhattan Bank; Senior
                                                        Vice President, HSBC Bank USA (formerly,
                                                        Marine Midland Bank); Vice President,
                                                        Citibank; Assistant Professor of Banking and
                                                        Finance, Frank G. Zarb School of Business,
                                                        Hofstra University.

                                                        Principal Occupations: Director or Trustee                  $65,210.07                      $178,200
John E. Murray, Jr., J.D., S.J.D.                       of the Federated Fund Complex; Chancellor
Birth Date: December 20, 1932                           and Law Professor, Duquesne University;
Chancellor, Duquesne University                         Partner, Murray, Hogue & Lannis.
Pittsburgh, PA
TRUSTEE                                                 Other Directorships Held: Director, Michael
Began serving: February 1995                            Baker Corp. (engineering, construction,
                                                        operations and technical services).

                                                        Previous Positions: President, Duquesne
                                                        University; Dean and Professor of Law,
                                                        University of Pittsburgh School of Law; Dean
                                                        and Professor of Law, Villanova University
                                 School of Law.

                                                        Principal Occupations:  Director or Trustee                 $54,341.61                      $148,500
Marjorie P. Smuts                                       of the Federated Fund Complex; Public
Birth Date: June 21, 1935                               Relations/Marketing Consultant/Conference
4905 Bayard Street                                      Coordinator.
Pittsburgh, PA
TRUSTEE                                                 Previous Positions: National Spokesperson,
Began serving: October 1988                             Aluminum Company of America; television
                                                        producer; President, Marj Palmer Assoc.;
                                                        Owner, Scandia Bord.

                                                        Principal Occupations:  Director or Trustee                 $54,341.61                      $148,500
John S. Walsh                                           of the Federated Fund Complex; President and
Birth Date: November 28, 1957                           Director, Heat Wagon, Inc. (manufacturer of
2604 William Drive                                      construction temporary heaters); President
Valparaiso, IN                                          and Director, Manufacturers Products, Inc.
TRUSTEE                                                 (distributor of portable construction
Began serving: January 1999                             heaters); President, Portable Heater Parts,
                                                        a division of Manufacturers Products, Inc.

                                                        Previous Position: Vice President, Walsh
                                & Kelly, Inc.

+  The compensation shown is for the Funds discussed in this SAI. These Funds are only a portion of the Funds contained in the Trust.
------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
----------------------------------------------------          Principal Occupation(s) and Previous Position(s)
Date Service Began
                                                              Principal Occupations: Executive Vice President and Secretary of the Federated Fund
John W. McGonigle                                             Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date: October 26, 1938
EXECUTIVE VICE PRESIDENT AND SECRETARY                        Previous Positions: Trustee, Federated Investment Management Company and Federated
Began serving: October 1988                                   Investment Counseling; Director, Federated Global Investment Management Corp., Federated
                                                              Services Company and Federated Securities Corp.

                                                              Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund
Richard J. Thomas                                             Complex; Senior Vice President, Federated Administrative Services.
Birth Date: June 17, 1954
TREASURER                                                     Previous Positions: Vice President, Federated Administrative Services; held various
Began serving: November 1998                                  management positions within Funds Financial Services Division of Federated Investors, Inc.

                                                              Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Richard B. Fisher                                             Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated
Birth Date: May 17, 1923                                      Securities Corp.
VICE PRESIDENT
Began serving: October 1988                                   Previous Positions: President and Director or Trustee of some of the Funds in the
                                                              Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director
                                                              and Chief Executive Officer, Federated Securities Corp.
                                                              Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market
Deborah A. Cunningham                                         products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager
Birth Date: September 15, 1959                                and a Senior Vice President of the Funds' Adviser since 1997. Ms. Cunningham is a
CHIEF INVESTMENT OFFICER                                      Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris
Began serving: May 2004                                       College.
                                                        ------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Principal Occupations:  Ms. Ochson was named Chief Investment Officer of tax-exempt fixed
Mary Jo Ochson                                                income products in 2004 and is a Vice President of the Trust. She joined Federated in
Birth Date: September 12, 1953                                1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds'
CHIEF INVESTMENT OFFICER AND VICE PRESIDENT                   Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A.
Began serving: November 1998                                  in Finance from the University of Pittsburgh.
---------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------
                                                              Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has
Susan R. Hill                                                 been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Funds'
Birth Date: June 20, 1963                                     Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as
VICE PRESIDENT                                                Vice President of the Funds' Adviser from 1997 until 2004 and an Assistant Vice President
Began serving: May 2004                                       of the Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

----------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Jeff A. Kozemchak  is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987
Jeff A. Kozemchak                                             and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the
Birth Date: January 15, 1960                                  Funds' Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of
VICE PRESIDENT                                                the Funds' Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and
Began serving: May 2004                                       received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
----------------------------------------------------------------------------------------------------------------------------------------------------------
** Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD
                                                                                                                                Meetings Held
                       Committee                                                                                                 During Last
Board Committee        Members                                 Committee Functions                                               Fiscal Year
Executive                                                      In between meetings of the full Board, the Executive                  Six
                       John F. Donahue                         Committee generally may exercise all the powers of
                       John E. Murray, Jr., J.D.,              the full Board in the management and direction of
                       S.J.D.                                  the business and conduct of the affairs of the Trust
                                                               in such manner as
                                                               the Executive
                                                               Committee shall
                                                               deem to be in the
                                                               best interests of
                                                               the Trust.
                                                               However, the
                                                               Executive
                                                               Committee cannot
                                                               elect or remove
                                                               Board members,
                                                               increase or
                                                               decrease the
                                                               number of
                                                               Trustees, elect
                                                               or remove any
                                                               Officer, declare
                                                               dividends, issue
                                                               shares or
                                                               recommend to
                                                               shareholders any
                                                               action requiring
                                                               shareholder
                                                               approval.

Audit                                                          The purposes of the Audit Committee are to oversee                   Nine
                       Thomas G. Bigley                        the accounting and financial reporting process of
                       John T. Conroy, Jr.                     the Funds, the Funds' internal control over
                       Nicholas P. Constantakis                financial reporting, and the quality, integrity and
                       Charles F. Mansfield, Jr.               independent audit of the Funds' financial
                                                               statements. The
                                                               Committee also
                                                               oversees or
                                                               assists the Board
                                                               with the
                                                               oversight of
                                                               compliance with
                                                               legal
                                                               requirements
                                                               relating to those
                                                               matters, approves
                                                               the engagement
                                                               and reviews the
                                                               qualifications,
                                                               independence and
                                                               performance of
                                                               the Funds'
                                                               independent
                                                               registered public
                                                               accounting firm,
                                                               acts as a liaison
                                                               between the
                                                               independent
                                                               registered public
                                                               accounting firm
                                                               and the Board and
                                                               reviews the
                                                               Funds' internal
                                                               audit function.
-------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------
Nominating                                                                                                                           One
                       Thomas G. Bigley                        The Nominating Committee, whose members consist of
                       John T. Conroy, Jr.                     all Independent Trustees, selects and nominates
                       Nicholas P. Constantakis                persons for election to the Funds' Board when
                       John F. Cunningham                      vacancies occur. The Committee will consider
                       Peter E. Madden                         candidates recommended by shareholders, Independent
                       Charles F. Mansfield, Jr.               Trustees, officers or employees of any of the Funds'
                       John E. Murray, Jr.                     agents or service providers and counsel to the
                       Marjorie P. Smuts                       Funds. Any shareholder who desires to have an
                       John S. Walsh                           individual considered for nomination by the
                                                               Committee must
                                                               submit a
                                                               recommendation in
                                                               writing to the
                                                               Secretary of the
                                                               Funds, at the
                                                               Funds' address
                                                               appearing on the
                                                               back cover of
                                                               this Statement of
                                                               Additional
                                                               Information. The
                                                               recommendation
                                                               should include
                                                               the name and
                                                               address of both
                                                               the shareholder
                                                               and the candidate
                                                               and detailed
                                                               information
                                                               concerning the
                                                               candidate's
                                                               qualifications
                                                               and experience.
                                                               In identifying
                                                               and evaluating
                                                               candidates for
                                                               consideration,
                                                               the Committee
                                                               shall consider
                                                               such factors as
                                                               it deems
                                                               appropriate.
                                                               Those factors
                                                               will ordinarily
                                                               include:
                                                               integrity,
                                                               intelligence,
                                                               collegiality,
                                                               judgment,
                                                               diversity, skill,
                                                               business and
                                                               other experience,
                                                               qualification as
                                                               an "Independent
                                                               Trustee," the
                                                               existence of
                                                               material
                                                               relationships
                                                               which may create
                                                               the appearance of
                                                               a lack of
                                                               independence,
                                                               financial or
                                                               accounting
                                                               knowledge and
                                                               experience, and
                                                               dedication and
                                                               willingness to
                                                               devote the time
                                                               and attention
                                                               necessary to
                                                               fulfill Board
                                                               responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------

                                                                                    ---------------------------
------------------------------------------------------------------------------------                           ----------------------------------------------------------------------
                                                                                    ---------------------------
------------------------------------------------------------------------------------                           ----------------------------------------------------------------------
                                                                                    ---------------------------                                                  Dollar Range of
                                 --------------------------     Dollar Range of                                -------------------------   Dollar Range of         Shares Owned
                                                                 Shares Owned       ---------------------------                             Shares Owned                in
---------------------------------     Dollar Range of            in Government                                 -------------------------         in          ------------------------
                                        Shares Owned           Tax-Managed Fund     ---------------------------                         --------------------- Prime Management Fund
---------------------------------    in Government Fund                                                             Dollar Range of        Prime Cash Fund
           Interested                                                                     Dollar Range of            Shares Owned
        Board Member Name                                                                  Shares Owned              in Prime Fund
                                                                                         in Municipal Fund
John F. Donahue                             None                     None                      None                  Over $100,000              None                   None
J. Christopher Donahue                      None                     None                      None                      None                   None                   None
Lawrence D. Ellis, M.D.                     None                     None                      None                      None                   None                   None

Independent
Board Member Name                                          -------------------------                                                                         ------------------------

Thomas G. Bigley                            None                     None                      None                      None                   None                   None
John T. Conroy, Jr.                         None                     None                      None                      None                   None                   None
Nicholas P. Constantakis                    None                     None                      None                  $1.00-$10,000              None                   None
John F. Cunningham                          None                     None                      None                      None                   None                   None
Peter E. Madden                             None                     None                      None                  $1.00-$10,000              None                   None
Charles F. Mansfield, Jr.                   None                     None                      None                      None                   None                   None

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D., S.J.D.           None                     None                      None                      None                   None                   None
Marjorie P. Smuts                           None                     None                      None                      None                   None                   None
John S. Walsh                               None                     None                $50,001-$100,000                None                   None                   None

---------------------------------
                                                                                    ---------------------------
                                 ---------------------------------------------------
                                                                                    --------------------------- Aggregate Dollar Range
                                 ---------------------------------------------------                              of Shares Owned in
                                                                                    ---------------------------   Federated Family of
Interested                            Dollar Range of      -------------------------                             Investment Companies
Board Member Name                       Shares Owned            Dollar Range of     ---------------------------
                                    in Prime Value Fund          Shares Owned             Dollar Range of
                                                               in Tax-Free Fund            Shares Owned
                                                                                         in Treasury Fund
John F. Donahue                        Over $100,000                 None                      None                  Over $100,000
J. Christopher Donahue                      None                     None                      None                  Over $100,000
Lawrence D. Ellis, M.D.                     None                     None                      None                  Over $100,000

Independent
Board Member Name                                          -------------------------

Thomas G. Bigley                            None                     None                      None                  Over $100,000
John T. Conroy, Jr.                         None                     None                      None                  Over $100,000
Nicholas P. Constantakis                    None                     None                      None                  Over $100,000
John F. Cunningham                          None                     None                      None                  Over $100,000
Peter E. Madden                             None                 Over $100,000                 None                  Over $100,000
Charles F. Mansfield, Jr.                   None                     None                      None                  Over $100,000
John E. Murray, Jr., J.D., S.J.D.
                                 -------------------------------------------------------------------------------------------------------
                                            None                     None                      None                  Over $100,000
Marjorie P. Smuts                           None                     None                      None                  Over $100,000
John S. Walsh                               None                     None                      None                  Over $100,000

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

>/R<

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that a Fund could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Funds' Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If a Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.
Go to FederatedInvestors.com; select "Products;" select a Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.
Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning each Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by effective maturity range, type of security and credit quality tier.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of a Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of a Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of a Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning a Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and for the Prime Fund to commodities exchange clearing corporations in connection with qualifying the Fund's Shares for use as margin collateral. Traders or portfolio managers may provide
"interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the
Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.
Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished. >/R<

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds'
Board.

Investment decisions for each Fund are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among each Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

On July 31, 2005, the Prime Fund owned securities of the following regular broker/dealers: CitiBank N.A., $235,000,000; CitiGroup Global Markets,
$397,400,000; Merrill Lynch & Co., 754,006,298; IXIS Financial Products,
$930,000,000; Societe Generale, $379,000,000; Chase Bank U.S.A., $190,000,000;
Morgan Stanley, $780,676,508; Goldman Sachs & Co., $225,000,000 and Goldman
Sachs Group LP, $80,000,000.

On July 31, 2005 the Prime Management Fund owned securities of the following regular broker/dealers; CitiGroup Global Markets, $150,000,000; Countrywide
Funding Corp., $1,000,904; Countrywide Home Loans, $77,600,000; Greenwich
Capital Markets, $200,000,000; Credit Suisse First Boston, $145,000,000; Credit
Suisse Zurich, $84,000,000; Merrill Lynch & Co., $50,000,000; Merrill Lynch,
Pierce, Fenner and Smith, $75,000,000; IXIS Financial Products, $220,000,000;
Morgan Stanley, $175,002,804 and Bear Sterns, $72,000,000.

On July 31, 2005 the Prime Value Fund owned securities of the following regular broker/dealers; Bear Stearns Cos., Inc.,
$225,000,000; Citibank NA, New York, $28,000,000; Citigroup Global Markets, Inc., $255,000,000; Lehman Brothers Holdings,
Inc., $150,000,000;  Lehman Brothers, Inc., $48,300,000; Merrill Lynch & Co., Inc., $451,500,000; Countrywide Home
Loans, Inc., $182,000,000; Morgan Stanley, $356,000,000; Greenwich Capital Markets, Inc., $227,000,000 and Credit Suisse
First Boston LLC, $332,000,000. >/R<

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                                 Average Aggregate Daily
        Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1%
                on the first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse a Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is
custodian for the securities and cash of the Funds. Foreign instruments purchased by the Prime Fund, Prime Cash Fund, Prime Management Fund and Prime
Value Fund are held by foreign banks participating in a network coordinated by
State Street Bank. >/R<

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Funds' registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, Deloitte &
Touche LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds'
financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES
                                                       Advisory Fee,                                               Administrative Fee                           Shareholder
                                   Advisory Fee Reduction and Advisory Fee Reimbursement                                                                        Services Fee
For the Year Ended July 31      2005(1)                    2004                      2003                2005(1)            2004                2003               2005(1)
Government Fund               $16,573,610              $17,441,556               $21,459,834            $6,314,545    $    6,622,112    $     8,068,897          $7,250,487
                               7,076,298                7,438,984                 9,052,814
Government Tax-Managed Fund    5,743,248                6,544,863                 7,831,002             2,188,177         2,484,635           2,944,457           4,324,708
                               2,553,990                2,873,743                 3,366,992
Municipal Fund                 7,081,133                5,530,104                 3,737,945             2,697,912         2,100,403           1,405,467           1,164,321
                               4,202,092                3,074,909                 2,152,052
Prime Fund                    37,734,011                48,568,229                55,719,778             14,376,658       18,441,076         20,950,637          11,658,825
                              15,483,159                20,132,403                23,340,441
Prime Cash Fund               17,047,130                26,600,910                24,888,238            6,494,957        10,100,865       9,357,978               4,366,528
                               8,864,732                13,743,408                12,992,258
Prime Management Fund          2,996,863                    --                        --                1,114,805            --               --                   511,453
                               2,996,863                    --                        --
Prime Value Fund              17,617,502                25,432,562                24,844,895            6,712,268         9,656,967       9,341,681               3,302,276
                              10,106,366                14,738,285                14,184,851
                                199,769                     --                        --
Tax-Free Fund                 21,534,257                16,590,441                14,753,545            8,204,552         6,299,786       5,547,333               4,951,692
                               9,046,120                6,897,811                 6,320,573
                                401,990                     --                        --
Treasury Fund                 24,403,871                23,407,806                24,778,551            9,297,875         8,887,499       9,316,735              12,494,681
                               9,959,827                9,743,478                 10,488,439
1. For Prime Management Fund, for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares. >/R<

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or
Start of Performance periods ended July 31, 2005.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended July 31, 2005.

                                       7-Day Period                      1 Year                     5 Years                   10 Years
Government Fund:
Total Return                                NA                            1.95%                      2.19%                      3.69%
Yield                                      2.88%                           NA                         NA                         NA
Effective Yield                            2.93%                           NA                         NA                         NA

------------------------------------------------------------------------------------------------------------------------------

                                       7-Day Period                      1 Year                     5 Years                    10 Years
Government Tax-Managed Fund:

Total Return                                NA                            1.92%                      2.16%                      3.65%
Yield                                      2.87%                           NA                         NA                          NA
Effective Yield                            2.91%                           NA                         NA                          NA

------------------------------------------------------------------------------------------------------------------------------

                                       7-Day Period                      1 Year                      5 Years                  10 Years
Municipal  Fund:
Total Return                                NA                            1.57%                       1.68%                    2.54%
Yield                                      1.99%                           NA                          NA                        NA
Effective Yield                            2.01%                           NA                          NA                        NA
Tax-Equivalent Yield                       3.06%                           NA                          NA                        NA

------------------------------------------------------------------------------------------------------------------------------

                                       7-Day Period                      1 Year                       5 Years                    10 Years
Prime Fund:
Total Return                                NA                            1.99%                        2.26%                      3.76%
Yield                                     2.95%                            NA                            NA                         NA
Effective Yield                           3.00%                            NA                            NA                         NA

------------------------------------------------------------------------------------------------------------------------------

                                       7-Day Period                       1 Year                      5 Years                   10 Years
Prime Cash Fund:
Total Return                                NA                            2.00%                        2.27%                     3.78%
Yield                                      2.98%                            NA                          NA                         NA
Effective Yield                            3.03%                            NA                          NA                         NA

------------------------------------------------------------------------------------------------------------------------------
                                                                                  Start of
                                                                               Performance on
                                                 7-Day Period                 January 18, 2005
Prime Management Fund:
Total Return                                          NA                            1.40%
Yield                                               3.02%                            NA
Effective Yield                                     3.07%                            NA

------------------------------------------------------------------------------------------------------------------------------

                                         7-Day Period                        1 Year                    5 Years                   10 Years
Prime Value Fund:
Total Return                                  NA                             2.05%                      2.32%                      3.82%
Yield                                       3.02%                              NA                         NA                        NA
Effective Yield                             3.07%                              NA                         NA                        NA

------------------------------------------------------------------------------------------------------------------------------

                                        7-Day Period                        1 Year                       5 Years                    10 Years
Tax Free Fund:
Total Return                                 NA                             1.50%                         1.55%                       2.38%
Yield                                       1.92%                             NA                            NA                         NA
Effective Yield                             1.94%                             NA                            NA                         NA
Tax-Equivalent Yield                        2.95%                             NA                            NA                         NA
-------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

                                        7-Day Period                         1 Year                       5 Years                   10 Years
Treasury  Fund:
Total Return                                 NA                              1.87%                         2.11%                      3.61%
Yield                                      2.83%                               NA                           NA                         NA
Effective Yield                            2.87%                               NA                           NA                         NA

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return. >/R<

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result. The tax-equivalent yield of
Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
With regard to the Municipal Fund and the Tax-Free Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Municipal Fund and the
Tax-Free Fund. The interest earned by the tax-exempt securities owned by the
Municipal Fund and the Tax-Free Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Municipal Fund's and the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

           Taxable Yield Equivalent for 2005 Multistate Municipal Fund
Tax Bracket:
Federal                       10.00%            15.00%           25.00%            28.00%           33.00%            35.00%
Joint Return:                     $0 -         $14,601 -        $59,401 -        $119,951 -       $182,801 -            Over
                             $14,600           $59,400    -------------    --------------    -------------    --------------
                                                               $119,950          $182,800         $326,450          $326,450
Single Return:                    $0 -          $7,301 -        $29,701 -         $71,951 -       $150,151 -            Over
                       -------------    --------------    -------------    --------------    -------------    --------------
                              $7,300           $29,700          $71,950          $150,150         $326,450          $326,450
Tax-Exempt Yield                                             Taxable Yield Equivalent
0.50%                          0.56%             0.59%            0.67%             0.69%            0.75%             0.77%
1.00%                          1.11%             1.18%            1.33%             1.39%            1.49%             1.54%
1.50%                          1.67%             1.76%            2.00%             2.08%            2.24%             2.31%
2.00%                          2.22%             2.35%            2.67%             2.78%            2.99%             3.08%
2.50%                          2.78%             2.94%            3.33%             3.47%            3.73%             3.85%
3.00%                          3.33%             3.53%            4.00%             4.17%            4.48%             4.62%
3.50%                          3.89%             4.12%            4.67%             4.86%            5.22%             5.38%
4.00%                          4.44%             4.71%            5.33%             5.56%            5.97%             6.15%
4.50%                          5.00%             5.29%            6.00%             6.25%            6.72%             6.92%
5.00%                          5.56%             5.88%            6.67%             6.94%            7.46%             7.69%
5.50%                          6.11%             6.47%            7.33%             7.64%            8.21%             8.46%
6.00%                          6.67%             7.06%            8.00%             8.33%            8.96%             9.23%
6.50%                          7.22%             7.65%            8.67%             9.03%            9.70%            10.00%
7.00%                          7.78%             8.24%            9.33%             9.72%           10.45%            10.77%
7.50%                          8.33%             8.82%           10.00%            10.42%           11.19%            11.54%
8.00%                          8.89%             9.41%           10.67%            11.11%           11.94%            12.31%
8.50%                          9.44%            10.00%           11.33%            11.81%           12.69%            13.08%
9.00%                         10.00%            10.59%           12.00%            12.50%           13.43%            13.85%
9.50%                         10.56%            11.18%           12.67%            13.19%           14.18%            14.62%
10.00%                        11.11%            11.76%           13.33%            13.89%           14.93%            15.38%
10.50%                        11.67%            12.35%           14.00%            14.58%           15.67%            16.15%
11.00%                        12.22%            12.94%           14.67%            15.28%           16.42%            16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
------------------------------------------------------------------------------------------------------------------------------
>/R<

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact a Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.'s Money Fund Report
iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Fund Report publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day CD Index
Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

Discount Corporation of New York 30-Day Federal Agencies
Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in
30 days.

Bank Rate Monitor(C) National Index
Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and
Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds. >/R<

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended July
31, 2005 are incorporated herein by reference to the Annual Report to
Shareholders of the Funds dated July 31, 2005. >/R<

INVESTMENT RATINGS

INVESTMENT RATINGS FOR PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"High" or "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

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Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.
>/R<
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INVESTMENT RATINGS FOR MUNICIPAL FUND AND TAX-FREE FUND

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S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
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SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

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S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1.
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(The definitions for the long-term and the short-term ratings are provided below.)

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S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
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A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

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S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
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AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

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NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.
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FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDRESSES

MONEY MARKET OBLIGATIONS TRUST

Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund
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Prime Management Obligations Fund >/R<
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund
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Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
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Deloitte & Touche LLP
200 Berkeley Street
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Boston, MA 02116

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APPENDIX
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The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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Deloitte & Touche LLP

LEGAL COUNSEL
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Dickstein Shapiro Morin & Oshinsky, LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
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Fitch IBCA
Moody's Investor Service
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
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Investment Company Institute >/R<

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Money Market Obligations Trust

PROSPECTUS

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September 30, 2005


Government Obligations Fund
Prime Obligations Fund
Treasury Obligations Fund

TRUST SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are Each Fund’s Fees and Expenses?	6
What are Each Fund’s Investment Strategies?	7
What are the Principal Securities in Which the Funds Invest?	8
What are the Specific Risks of Investing in the Funds?	12
What Do Shares Cost?	14
How are the Funds Sold?	14
How to Purchase Shares	16
How to Redeem and Exchange Shares	18
Account and Share Information	22
Who Manages the Funds?	24
Legal Proceedings	24
Financial Information	26

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Risk/Return Summary

WHAT IS EACH FUND’S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund	Objective

Government Obligations Fund (Government Fund)	To provide current income consistent with stability of principal.

Prime Obligations Fund (Prime Fund)	To provide current income consistent with stability of principal.

Treasury Obligations Fund (Treasury Fund)	To provide current income consistent with stability of principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE EACH FUND’S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted maturity of 90 days or less.

Government Fund

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

The Government Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions.

Prime Fund

The Prime Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations, and the U.S. government.

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Treasury Fund

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The Treasury Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

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Government Fund and Prime Fund

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The Government Fund and the Prime Fund intend to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. These Funds may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, these Funds may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the Fund’s Trust Shares total return on a calendar year-end basis. The Fund’s Trust Shares start of performance date was February 19, 2003.

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The Fund’s Trust Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.

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The Fund’s Trust Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.01%.

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

Within the period shown in the bar chart, the Fund’s Trust Shares highest quarterly return was 0.31% (quarter ended December 31, 2004). Its lowest quarterly return was 0.10% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Trust Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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
Calendar Period	Fund

1 Year	0.71%

Start of Performance[1]	0.60%

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

1 The Fund’s Trust Shares start of performance date was February 19, 2003.

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The Fund’s Trust Shares 7-Day Net Yield as of December 31, 2004 was 1.50%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

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


Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the Fund’s Trust Shares total return on a calendar year-end basis. The Fund’s Trust Shares start of performance date was February 19, 2003.


The Fund’s Trust Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.


The Fund’s Trust Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1.03%.


Within the period shown in the bar chart, the Fund’s Trust Shares highest quarterly return was 0.32% (quarter ended December 31, 2004). Its lowest quarterly return was 0.11% (quarter ended March 31, 2004).


Average Annual Total Return Table


The following table represents the Fund’s Trust Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

Calendar Period	Fund

1 Year	0.74%

Start of Performance[1]	0.65%


1 The Fund’s Trust Shares start of performance date was February 19, 2003.


The Fund’s Trust Shares 7-Day Net Yield as of December 31, 2004 was 1.53%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table




Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the Fund’s Trust Shares total return on a calendar year-end basis. The Fund’s Trust Shares start of performance date was February 19, 2003.


The Fund’s Trust Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.


The Fund’s Trust Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 0.97%.


Within the period shown in the bar chart, the Fund’s Trust Shares highest quarterly return was 0.29% (quarter ended December 31, 2004). Its lowest quarterly return was 0.08% (quarter ended March 31, 2004).


Average Annual Total Return Table


The following table represents the Fund’s Trust Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

Calendar Period	Fund

1 Year	0.63%

Start of Performance[1]	0.55%


1 The Fund’s Trust Shares start of performance date was February 19, 2003.


The Fund’s Trust Shares 7-Day Net Yield as of December 31, 2004 was 1.34%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are Each Fund’s Fees and Expenses?

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Trust Shares of the Government Fund, Prime Fund and Treasury Fund.

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Shareholder Fees	Government Fund	Prime Fund	Treasury Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses[3]	0.34%	0.34%[4]	0.34%[4]
Total Annual Fund Operating Expenses	0.79%	0.79%	0.79%

1 The percentages shown are based on expenses for the entire fiscal year ending July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and administrator waived certain amounts. These are shown below along with the net expenses the Funds’ Trust Shares actually paid for the fiscal year ended July 31, 2005.

Total Waivers of Fund Expenses	0.09%	0.09%	0.09%
Total Actual Annual Fund Operating Expenses (after waivers)	0.70%	0.70%	0.70%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Government Fund, Prime Fund and Treasury Fund (after the voluntary waivers) were 0.11%, 0.12%, and 0.12%, respectively, for the fiscal year ended July 31, 2005.

3 Includes an account administration fee of 0.25% which is used to compensate intermediaries for account administrative services relating to the Trust Shares.

4 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Prime Fund and Treasury Fund (after the voluntary waiver) were 0.33% and 0.33%, respectively, for the fiscal year ended July 31, 2005.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Trust Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Trust Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Trust Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

Government Fund	$81	$252	$439	$978

Prime Fund	$81	$252	$439	$978

Treasury Fund	$81	$252	$439	$978

What are Each Fund’s Investment Strategies?

Each Fund’s investment strategy is described earlier under “What are Each Fund’s Main Investment Strategies?” Following is additional information on the investment strategies for the Funds.

The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

PRIME FUND

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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GOVERNMENT FUND

Because the Government Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Government Fund to normally invest less than 80% of its assets in U.S. government investments.

TREASURY FUND

Because the Treasury Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Treasury Fund to normally invest less than 80% of its assets in U.S. Treasury investments.

INDUSTRY CONCENTRATION

The Prime Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

What are the Principal Securities in Which the Funds Invest?

GOVERNMENT FUND

The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities and repurchase agreements.

PRIME FUND

The Prime Fund invests primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities, and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Fund may also invest in securities of other investment companies.

TREASURY FUND

The Treasury Fund invests primarily in U.S. Treasury securities and repurchase agreements.

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The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest in other types of securities as a non-principal investment as described in the Funds’ Statement of Additional Information (SAI).

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Each of the Funds invests primarily in fixed-income securities or one or more types of fixed-income securities.

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U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Prime Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Prime Fund may invest in taxable municipal securities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Prime Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance, and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

Investing in Securities of Other Investment Companies

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The Prime Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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INVESTMENT RATINGS

The money market instruments in which the Prime Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Funds?

Each of the Funds is subject to interest rate risks. In addition, each of the Funds is subject to credit risks. The Prime Fund is subject to sector risks. Finally, the Prime Fund may be subject to risks of foreign investing.

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Prime Fund

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser’s credit assessment.

Government Fund, Prime Fund, and Treasury Fund

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

A substantial part of the Prime Fund’s portfolio may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the portfolio of the Prime Fund may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Prime Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

RISKS OF FOREIGN INVESTING

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.

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When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

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The required minimum initial investment for Fund Shares is $500,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How are the Funds Sold?

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The Prime Fund offers three share classes: Institutional Shares, Institutional Service Shares, and Trust Shares, each representing interests in a single portfolio of securities. The Government Fund and Treasury Fund offer four share classes: Institutional Shares, Institutional Service Shares, Institutional Capital Shares, and Trust Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Trust Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Funds Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, financial intermediaries, and institutional investors, or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Funds’ Trust Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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ACCOUNT ADMINISTRATION FEES

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The Funds may pay fees (Account Administration Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Funds may pay Account Administration Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the financial institution under a Rule 12b-1 Plan and/or Account Administration Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Funds and/or other Federated funds within the financial institution’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution’s organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Funds and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Funds. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUNDS

By Telephone

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You may purchase Shares by calling the Funds at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds’ transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds’ transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
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  directly from a Fund if you purchased Shares directly from the Fund.
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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

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If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUNDS

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Funds to accept such orders.

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If you call the Fund by 5:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Funds if you need special instructions

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Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

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Although each Fund intends to pay Share redemptions in cash, the Government Fund and the Treasury Fund reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

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LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase by check to clear;
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings;
  during any period when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted due to market-wide events; or
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  during any period which an emergency exists, as determined by the SEC, so that disposal of the Funds’ investments or determination of its NAV is not reasonably practicable.
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You will not accrue interest or dividends on uncashed checks from the Funds if those checks are undeliverable and returned to the Funds.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Funds for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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A Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

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Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund’s daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

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The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Funds’ investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds’ Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of Fund Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of a Fund’s portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning each Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Funds’ top ten credit/obligor exposures, effective average maturity of the Fund’s portfolio and/or percentage breakdowns of the portfolio by effective maturity range, type of security and credit quality tier.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the “Products” section of the website portfolio information as of the end of a Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of a Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Funds?

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

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A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Annual Report dated July 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the financial performance of each Fund’s Trust Shares since inception. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund’s Trust Shares, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ audited financial statements, is included in the Annual Report.

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Financial Highlights–Government Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003 [1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.004	0.003
Less Distributions:
Distributions from net investment income	(0.017)	(0.004)	(0.003)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	1.69%	0.41%	0.25%

Ratios to Average Net Assets:

Expenses	0.70%	0.70%	0.70%[3]

Net investment income	1.84%	0.41%	0.55%[3]

Expense waiver/reimbursement[4]	0.09%	0.09%	0.09%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$55,057	$27,162	$29,085

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1 Reflects operations for the period from February 19, 2003 (start of performance) to July 31, 2003.

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2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further Information about the Fund’s performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Prime Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003 [1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.005	0.003
Net realized and unrealized gain (loss) on investments	--	0.000 [2]	(0.000)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.017	0.005	0.003

Less Distributions:
Distributions from net investment income	(0.017)	(0.005)	(0.003)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	1.73%	0.46%	0.29%

Ratios to Average Net Assets:

Expenses	0.70%	0.70%	0.70%[4]

Net investment income	1.67%	0.47%	0.54%[4]

Expense waiver/reimbursement[5]	0.09%	0.09%	0.09%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$26,434	$35,472	$11,159

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1 For the period from February 19, 2003 (start of performance) to July 31, 2003.

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2 Represents less than $0.001.

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3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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4 Computed on an annualized basis.

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5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

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Further Information about the Fund’s performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.

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Financial Highlights–Treasury Fund

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2005	2004	2003 [1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.004	0.003
Net realized and unrealized gain (loss) on investments	--	--	0.000 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.016	0.004	0.003

Less Distributions:
Distributions from net investment income	(0.016)	(0.004)	(0.003)
Distributions from net realized gain on investments	--	--	(0.000)[2]

TOTAL DISTRIBUTIONS	(0.016)	(0.004)	(0.003)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	1.61%	0.36%	0.25%

Ratios to Average Net Assets:

Expenses	0.70%	0.70%	0.70%[4]

Net investment income	1.65%	0.37%	0.43%[4]

Expense waiver/reimbursement[5]	0.09%	0.09%	0.09%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$448,505	$508,374	$173,447


1 Reflects operations for the period from February 19, 2003 (start of performance) to July 31, 2003.


2 Represents less than $0.001.


3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.


4 Computed on an annualized basis.


5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


Further Information about the Fund’s performance is contained in the Annual Report, dated July 31, 2005, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.


You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 © Federated Investors, Inc.

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120


28147 (9/05)


MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2005

Government Obligations Fund (Government Fund)
Prime Obligations Fund (Prime Fund)
Treasury Obligations Fund (Treasury Fund)

TRUST SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Trust Shares of the Funds, dated
September 30, 2005. This SAI incorporates by reference the Funds' Annual Report.
Obtain the prospectus or the Annual Report without charge by calling
1-800-341-7400.

                                                     CONTENTS
                                                 How are the Funds Organized?............................................1
                                                 -------------------------------------------------------------------------
                                                 Securities in Which the Funds Invest....................................1
                                                 -------------------------------------------------------------------------
                                                 What Do Shares Cost?....................................................6
                                                 -------------------------------------------------------------------------
                                                 How are the Funds Sold?.................................................6
                                                 -------------------------------------------------------------------------
                                                 Subaccounting Services..................................................7
                                                 -------------------------------------------------------------------------
                                                 Redemption in Kind......................................................7
                                                 -------------------------------------------------------------------------
                                                 Massachusetts Partnership Law...........................................8
                                                 -------------------------------------------------------------------------
                                                 Account and Share Information...........................................8
                                                 -------------------------------------------------------------------------
                                                 Tax Information........................................................10
                                                 -------------------------------------------------------------------------
                                                 Who Manages and Provides Services to the Funds?........................10
                                                 -------------------------------------------------------------------------
                                                 How Do the Funds Measure Performance?..................................20
                                                 -------------------------------------------------------------------------
                                                 Who is Federated Investors, Inc.?......................................22
                                                 -------------------------------------------------------------------------
                                                 Financial Information..................................................23
                                                 -------------------------------------------------------------------------
                                                 Investment Ratings for the Prime Fund..................................23
                                                 -------------------------------------------------------------------------
                                                 Addresses................................................................
                                                 -------------------------------------------------------------------------
                                                 Appendix.................................................................
                                                 -------------------------------------------------------------------------

1


HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Government Fund, Prime Fund and Treasury Fund were established as portfolios of the Trust on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established four classes of shares of the Government Fund and Treasury Fund, known as Institutional Shares,
Institutional Service Shares, Institutional Capital Shares and Trust Shares
(Shares). The Prime Fund offers three classes of shares known as Institutional
Shares, Institutional Service Shares and Trust Shares. This SAI relates to Trust
Shares. The Funds' investment adviser is Federated Investment Management Company
(Adviser).


SECURITIES IN WHICH THE FUNDS INVEST

The principal securities in which the Funds may invest are described in the
Funds' prospectus. In pursuing its investment strategy, a Fund also may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES


Zero Coupon Securities
Certain fixed-income securities of the types in which a Fund may invest may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed-income securities of the types in which a Fund may invest may be callable at the option of the issuer. Callable securities are subject to call risks.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

Securities Lending
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

The Prime Fund has no present intention to engage in securities lending.


Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. A Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.


Asset Coverage
In order to secure its obligations in connection with special transactions, a
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

In addition, a Fund may invest in the securities described below:

Prime Fund
TREASURY SECURITIES
The Prime Fund also may invest in U.S. Treasury securities, which are described in the prospectus.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.

The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.

For purposes of applying the Fund's concentration limitation, bank instruments also include fixed-income securities credit enhanced by a bank.

Government Fund and Prime Fund
                         REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.



MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTMENT RATINGS--PRIME FUND
A nationally recognized rating service's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated
SP-1+ or SP-1 by Standard & Poor's (S&P), MIG-1 by Moody's Investors
Service (Moody's), or F-1+ or F-1 by Fitch Ratings (Fitch) are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category;
currently, such securities must be rated by two rating services in their highest rating category. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below:

Call Risks
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Government Fund and Prime Fund
PREPAYMENT RISKS
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Government Fund and Prime Fund
LEVERAGE RISKS
Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICY

               Fund                                             Objective
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
          Government Fund            To provide current income consistent with stability of principal
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
            Prime Fund               To provide current income consistent with stability of principal
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
           Treasury Fund             To provide current income consistent with stability of principal
------------------------------------------------------------------------------------------------------

The investment objectives may not be changed by the Funds' Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

Underwriting
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
A Fund may not make loans, provided that this restriction does not prevent a
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
A Fund (with the exception of the Prime Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Illiquid Securities
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Restricted Securities
The Prime Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the diversification limitation, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


For purposes of the commodities restriction, investments in transactions involving futures contracts and options forward currency contracts, swap transactions and other financial contracts that settle by payment in cash are deemed not to be investments in commodities.

For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, a Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.


For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.


For purposes of the concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry.


REGULATORY COMPLIANCE
A Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, a Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. A Fund will determine the effective maturity of its investments according to the Rule. A Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on a Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and a Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Funds attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.


The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Account
Administration Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Funds and/or other
Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the
Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND


Although each Fund intends to pay Share redemptions in cash, the Government Fund and the Treasury Fund reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Government Fund and the Treasury Fund have elected to be governed by
Rule 18f-1 under the 1940 Act, these Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or
1% of the net assets represented by such Share class during any 90-day period.


Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, these Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Government Fund (Institutional Capital Shares): Pershing, Jersey City, NJ, owned approximately 274,328,611 Shares (99.64%);

Government Fund (Institutional Shares): Bastogne Inc., Henderson, NV, owned approximately 881,025,010 Shares (14.95%);

Government Fund (Institutional Service Shares): Hare & Co., East Syracuse, NY, owned approximately 223,966,103 Shares (8.03%);
Pershing, Jersey City, NJ, owned approximately 168,380,362 Shares (6.03%);

Government Fund (Trust Shares): UNATCO, Joliet, IL, owned approximately
51,828,584 Shares (57.67%); Cosmopolitan Bank & Trust, Chicago, IL, owned approximately 17,064,660 Shares (18.99%); Frojack Co., Grand Forks, ND, owned approximately 8,776,503 Shares (9.77%); LABA & Co., c/o LaSalle Bank NA,
Chicago, IL, owned approximately 8,459,128 Shares (9.41%);

Government Tax-Managed Fund (Institutional Shares): Alabama Power Company,
Birmingham, AL, owned approximately 183,000,000 Shares (13.72%); NMF & Co.,
Boston, MA, owned approximately 135,019,244 Shares (10.13%); Central Pacific
Bank, Honolulu, HI, owned approximately 90,935,841 Shares (6.82%); Band &
Co., Milwaukee, WI, owned approximately 77,082,130 Shares (5.78%); US Trust
Technology & Support Services, Inc., Jersey City, NJ, owned approximately
70,869,633 Shares (5.31%);

Government Tax-Managed Fund (Institutional Service Shares): BancFirst, Oklahoma
City, OK, owned approximately 321,961,222 Shares (16.95%); Goldman Sachs Global
Cash Services, Chicago, IL, owned approximately 195,936,180 Shares (10.32%);
Unatco, First Midwest Trust Co., Joliet, IL, owned approximately 172,126,657
Shares (9.06%); Bank of Stockton, Stockton, CA, owned approximately 114,628,707
Shares (6.04%); The Chase Manhattan Bank, Dallas, TX, owned approximately
102,605,200 Shares (5.40%);

Municipal Fund (Institutional Capital Shares): Pershing, Jersey City, NJ, owned approximately 580,328,723 Shares (49.30%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 268,292,300 Shares (22.79%); Housevalues.com,
Kirkland, WA, owned approximately 59,072,178 Shares (5.02%);

Municipal Fund (Institutional Shares): Wells Fargo Institutional Brokerage
Services, Minneapolis, MN, owned approximately 568,517,584 Shares (17.49%); PNC
Securities Corp., Pittsburgh, PA, owned approximately 268,974,454 Shares
(8.28%); Banc of America Securities LLC, Charlotte, NC, owned approximately
192,596,421 Shares (5.93%); Lehman Brothers Inc., New York, NY, owned approximately 170,000,000 Shares (5.23%);

Municipal Fund (Institutional Service Shares): Pershing, Jersey City, NJ, owned approximately 285,123,963 Shares (44.65%); Next Generation Ventures Inc.,
Columbus, OH, owned approximately 33,982,321 Shares (5.32%);

Prime Cash Fund (Institutional Capital Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 379,127,221 Shares (40.84%); GASPC
Enterprises, Inc., Tuscaloosa, AL, owned approximately 72,717,291 Shares
(7.83%); RAYJIT & CO, St. Petersburg, FL, owned approximately 64,894,176
Shares (6.99%);

Prime Cash Fund (Institutional Shares): Hare & Co., East Syracuse, NY, owned approximately 795,400,300 Shares (10.34%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 514,993,096 Shares (6.75%); Mellon Bank,
N.A., Pittsburgh, PA, owned approximately 414,709,976 Shares (5.44%);

Prime Cash Fund (Institutional Service Shares): Hare & Co., East Syracuse,
NY, owned approximately 457,234,857 Shares (24.46%); Union Bank of California,
San Diego, CA, owned approximately 414,679,078 Shares (22.18%); EGAP & Co.,
Burlington, VT, owned approximately 366,542,347 Shares (19.61%); UBS Securities
LLC, Stamford, CT, owned approximately 113,560,123 Shares (6.08%);

Prime Management Fund (Institutional Capital Shares): Pershing, Jersey City, NJ,
owned approximately 791,202,869 Shares (93.24%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 55,228,008 Shares (6.51%);

Prime Management Fund (Institutional Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 416,447,837 Shares (17.66%); Sanford C.
Bernstein & Co. LLC, White Plains, NY, owned approximately 213,000,000
Shares (9.03%); Farmer MAC, Washington, DC, owned approximately 170,470,928
Shares (7.23%); Silicon Valley Bank, Santa Clara, CA, owned approximately
141,251,806 Shares (5.99%);

Prime Management Fund (Institutional Service Shares): Pershing, Jersey City, NJ, owned approximately 834,377,833 Shares (96.86%);

Prime Fund (Institutional Shares): Hare & Co., East Syracuse, NY, owned approximately 2,292,749,114 Shares (13.21%);
Computershare Trust Co. of NY, New York, NY, owned approximately 1,866,174,752 Shares (10.75%);

Prime Fund (Institutional Service Shares): Newbridge & Co., Lakehurst, NJ, owned approximately 583,329,201 Shares (11.31%);
Wilmington Trust Company, Wilmington, DE, owned approximately 406,626,755 Shares (7.89%); LABA & Co., c/o LaSalle Bank NA,
Chicago, IL, owned approximately 258,324,488 Shares (5.01%);

Prime Fund (Trust Shares): The Bank of Tampa, Tampa, FL, owned approximately
19,256,967 Shares (59.97%); Reliance Financial Services, NA, Defiance, OH, owned approximately 6,611,637 Shares (20.45%); Community Trust & Investment Co.,
Noblesville, IN, owned approximately 4,524,628 Shares (14.00%);

Prime Value Fund (Institutional Capital Shares): US Bank, Milwaukee, WI, owned approximately 544,350,349 Shares (49.60%); Daniel G. Calugar TTEE, Las Vegas,
NV, owned approximately 87,119,890 Shares (7.94%); Wells Fargo Institutional
Brokerage Services, Minneapolis, MN, owned approximately 58,548,898 Shares
(5.33%);

Prime Value Fund (Institutional Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 1,576,606,122 Shares (23.69%); AOL Time
Warner Inc., New York, NY, owned approximately 402,702,413 Shares (6.05%);

Prime Value Fund (Institutional Service Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 214,318,763 Shares (15.35%); Pershing, Jersey
City, NJ, owned approximately 172, 349,015 Shares (12.35%); UBS Securities LLC,
Stamford, CT, owned approximately 135,203,776 Shares (9.69%); Goldman Sachs
Global Cash Services, Chicago, IL, owned approximately 131,194,391 Shares
(9.40%); Primevest Financial Service, Inc., Saint Cloud, MN, owned approximately
120,419,285 Shares (8.63%);

Tax-Free Fund (Institutional Shares): US Trust Technology & Support
Services, Inc., Jersey City, NJ, owned approximately 534,456,071 Shares (5.67%);
Banc of America Securities LLC, Charlotte, NC, owned approximately 495,686,867
Shares (5.26%);

Tax-Free Fund (Institutional Service Shares): NAIDOT & Co., Bessemer Trust
Company, Woodbridge, NJ, owned approximately 551,490,483 Shares (26.93%); Carey
& Co., Columbus, OH, owned approximately 116,709,808 Shares (5.70%); Calhoun
& Co., Detroit, MI, owned approximately 105,390,162 Shares (5.15%);

Treasury Fund (Institutional Capital Shares): Manufacturers & Traders Trust
Company, Buffalo, NY, owned approximately 228,857,195 Shares (38.43%); US Bank,
Milwaukee, WI, owned approximately 119,756,976 Shares (20.11%); LABA & CO.,
c/o LaSalle Bank NA, Chicago, IL, owned approximately 105,261,025 Shares
(17.67%);

Treasury Fund (Institutional Shares): Silicon Valley Bank, Santa Clara, CA,
owned approximately 692,984,779 Shares (11.83%); PG & E, San Francisco, CA,
owned approximately 422,486,563 Shares (7.21%);

Treasury Fund (Institutional Service Shares): Hare & Co. East Syracuse, NY, owned approximately 1,606,166,315 Shares (29.51%);
HUBCO, Birmingham, AL, owned approximately 449,984,043 Shares (8.27%); Manufacturers & Traders Trust Company, Buffalo, NY, owned approximately 442,899,065 Shares (8.14%);

Treasury Fund (Trust Shares):  LABA & CO., c/o LaSalle Bank NA, Chicago, IL, owned approximately 403,513,078 Shares (86.27%);
Selfira & Co., Elizabethtown, KY, owned approximately 24,762,289 Shares (5.29%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Banc of America Securities LLC is organized in the state of Delaware and is a subsidiary of Bank of America Corporation; organized in the state of North
Carolina.

Hare & Co. is organized in the state of Pennsylvania.

LABA & CO., c/o LaSalle Bank NA.  LaSalle Bank NA is organized in the state of Delaware and is a subsidiary of LaSalle Bank
Corporation; organized in the state of Delaware.

Manufacturers & Traders Trust Company is organized in the state of New York and is a subsidiary of M&T Bank Corp.; organized in the state of New York.

NAIDOT & Co., Bessemer Trust Company. Bessemer Trust Company is organized in the state of New Jersey and is a subsidiary of Bessemer Group Inc.; organized in the state of New Jersey.

Pershing is organized in the state of New Jersey and is a subsidiary of The Bank of New York; organized in the state of New York.

The Bank of Tampa is organized in the state of Florida and is a subsidiary of
Tampa Banking Company; organized in the state of Florida.

US Bank is organized in the state of Ohio and is a subsidiary of U.S. Bancorp;
organized in the state of Delaware.


TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


The Prime Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


FOREIGN INVESTMENT (PRIME FUND ONLY)
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Funds' Board and Officers as a group owned less than 1% of each class of each Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                         ----------------------

------------------------------------
                                                                                                                                     --------------------------

                Name
             Birth Date                                                                                        Aggregate                 Total Compensation
              Address                           Principal Occupation(s) for Past Five Years,                  Compensation                 From Trust and
     Positions Held with Trust                     Other Directorships Held and Previous                      From Funds+              Federated Fund Complex
         Date Service Began                                     Position(s)                                (past fiscal year)           (past calendar year)
John F. Donahue*                               Principal Occupations: Chairman and Director                        $0                            $0
Birth Date: July 28, 1924                      or Trustee of the Federated Fund Complex;
CHAIRMAN AND TRUSTEE                           Chairman and Director, Federated Investors,
Began serving: October 1988                    Inc.

                     Previous Positions: Trustee, Federated
                   Investment Management Company and Chairman
                                               and Director, Federated Investment Counseling.

J. Christopher Donahue*                        Principal Occupations: Principal Executive                          $0                            $0
Birth Date: April 11, 1949                     Officer and President of the Federated Fund
PRESIDENT AND TRUSTEE                          Complex; Director or Trustee of some of the
Began serving: April 1989                      Funds in the Federated Fund Complex;
                                               President, Chief Executive Officer and
                                               Director, Federated Investors, Inc.; Chairman
                                               and Trustee, Federated Investment Management
                                               Company; Trustee, Federated Investment
                                               Counseling; Chairman and Director, Federated
                                               Global Investment Management Corp.; Chairman,
                                               Federated Equity Management Company of
                                               Pennsylvania, Passport Research, Ltd. and
                                               Passport Research II, Ltd.; Trustee,
                                               Federated Shareholder Services Company;
                                               Director, Federated Services Company.

                    Previous Positions: President, Federated
                   Investment Counseling; President and Chief
                     Executive Officer, Federated Investment
                      Management Company, Federated Global
                    Investment Management Corp. and Passport
                                               Research, Ltd.

Lawrence D. Ellis, M.D.*                       Principal Occupations: Director or Trustee of                         $28,750.29                        $148,500
Birth Date: October 11, 1932                   the Federated Fund Complex; Professor of
3471 Fifth Avenue                              Medicine, University of Pittsburgh; Medical
Suite 1111                                     Director, University of Pittsburgh Medical
Pittsburgh, PA                                 Center Downtown; Hematologist, Oncologist and
TRUSTEE                                        Internist, University of Pittsburgh Medical
Began serving: October 1988                    Center.

                   Other Directorships Held: Member, National
                     Board of Trustees, Leukemia Society of
                                               America.

                   Previous Positions: Trustee, University of
                       Pittsburgh; Director, University of
                                               Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.
---------------------------------------------------------------------------------------------------------------------------------------
+ The compensation shown is for the Funds discussed in this SAI. These Funds are only a portion of the Funds contained in the Trust.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                               ---------------------

--------------------------------------------                                                                                               -----------------------

                    Name                                                                                                                     Total Compensation
                 Birth Date                                                                                          Aggregate                 From Trust and
                  Address                               Principal Occupation(s) for Past Five Years,               Compensation            Federated Fund Complex
         Positions Held with Trust                    Other Directorships Held and Previous Position(s)             From Funds+             (past calendar year)
             Date Service Began                                                                                 (past fiscal year)
Thomas G. Bigley                                    Principal Occupation: Director or Trustee of the                $31,625.56                    $163,350
Birth Date: February 3, 1934                        Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                                      Other Directorships Held: Director, Member of
TRUSTEE                                             Executive Committee, Children's Hospital of
Began serving: November 1994                        Pittsburgh; Director, University of Pittsburgh.

                                                    Previous Position: Senior Partner, Ernst & Young
                                                    LLP.

John T. Conroy, Jr.                                 Principal Occupations: Director or Trustee of the               $31,625.56                    $163,350
Birth Date: June 23, 1937                           Federated Fund Complex; Chairman of the Board,
Investment Properties Corporation                   Investment Properties Corporation; Partner or
3838 North Tamiami Trail                            Trustee in private real estate ventures in Southwest
Suite 402                                           Florida.
Naples, FL
TRUSTEE                                             Previous Positions: President, Investment Properties
Began serving: August 1991                          Corporation; Senior Vice President, John R. Wood and
                                                    Associates, Inc., Realtors; President, Naples
                                                    Property Management, Inc. and Northgate Village
                            Development Corporation.

Nicholas P. Constantakis                            Principal Occupation: Director or Trustee of the                $31,625.56                    $163,350
Birth Date: September 3, 1939                       Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                                      Other Directorships Held: Director and Member of the
TRUSTEE                                             Audit Committee, Michael Baker Corporation
Began serving: October 1999                         (engineering and energy services worldwide).

                                                    Previous Position: Partner, Anderson Worldwide SC.

John F. Cunningham                                  Principal Occupation: Director or Trustee of the                $28,750.29                    $148,500
Birth Date: March 5, 1943                           Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                                      Other Directorships Held: Chairman, President and
TRUSTEE                                             Chief Executive Officer, Cunningham & Co., Inc.
Began serving: January 1999                         (strategic business consulting); Trustee Associate,
                                                    Boston College.

                                                    Previous Positions: Director, Redgate Communications
                                                    and EMC Corporation (computer storage systems);
                                                    Chairman of the Board and Chief Executive Officer,
                                                    Computer Consoles, Inc.; President and Chief
                                                    Operating Officer, Wang Laboratories; Director,
                                                    First National Bank of Boston; Director, Apollo
                                                    Computer, Inc.

Peter E. Madden                                     Principal Occupation: Director or Trustee of the                $28,750.29                    $148,500
Birth Date: March 16, 1942                          Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                                  Other Directorships Held: Board of Overseers, Babson
Palm Beach, FL                                      College.
TRUSTEE
Began serving: August 1991                          Previous Positions: Representative, Commonwealth of
                                                    Massachusetts General Court; President, State Street
                                                    Bank and Trust Company and State Street Corporation
                                                    (retired); Director, VISA USA and VISA
                                                    International; Chairman and Director, Massachusetts
                                                    Bankers Association; Director, Depository Trust
                                                    Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.                           Principal Occupations: Director or Trustee of the               $31,625.56                    $163,350
Birth Date: April 10, 1945                          Federated Fund Complex; Management Consultant;
80 South Road                                       Executive Vice President, DVC Group, Inc.
Westhampton Beach, NY                               (marketing, communications and technology) (prior to
TRUSTEE                                             9/1/00).
Began serving: January 1999
                                                    Previous Positions: Chief
                                                    Executive Officer, PBTC
                                                    International Bank; Partner,
                                                    Arthur Young & Company
                                                    (now Ernst & Young LLP);
                                                    Chief Financial Officer of
                                                    Retail Banking Sector, Chase
                                                    Manhattan Bank; Senior Vice
                                                    President, HSBC Bank USA
                                                    (formerly, Marine Midland
                                                    Bank); Vice President,
                                                    Citibank; Assistant
                                                    Professor of Banking and
                                                    Finance, Frank G. Zarb
                                                    School of Business, Hofstra
                                                    University.

John E. Murray, Jr., J.D., S.J.D.                   Principal Occupations: Director or Trustee of the               $34,500.44                    $178,200
Birth Date: December 20, 1932                       Federated Fund Complex; Chancellor and Law
Chancellor, Duquesne University                     Professor, Duquesne University; Partner, Murray,
Pittsburgh, PA                                      Hogue & Lannis.
TRUSTEE
Began serving: February 1995                        Other Directorships Held: Director, Michael Baker
                                                    Corp. (engineering, construction, operations and
                                                    technical services).

                                                    Previous Positions: President, Duquesne University;
                                                    Dean and Professor of Law, University of Pittsburgh
                                                    School of Law; Dean and Professor of Law, Villanova
                            University School of Law.

Marjorie P. Smuts                                   Principal Occupations:  Director or Trustee of the              $28,750.29                    $148,500
Birth Date: June 21, 1935                           Federated Fund Complex; Public Relations/Marketing
4905 Bayard Street                                  Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                                             Previous Positions: National Spokesperson, Aluminum
Began serving: October 1988                         Company of America; television producer; President,
                                                    Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh                                       Principal Occupations:  Director or Trustee of the              $28,750.29                    $148,500
Birth Date: November 28, 1957                       Federated Fund Complex; President and Director, Heat
2604 William Drive                                  Wagon, Inc. (manufacturer of construction temporary
Valparaiso, IN                                      heaters); President and Director, Manufacturers
TRUSTEE                                             Products, Inc. (distributor of portable construction
Began serving: January 1999                         heaters); President, Portable Heater Parts, a
                                                    division of Manufacturers Products, Inc.

                                                    Previous Position: Vice President, Walsh &
                                                    Kelly, Inc.

+ The compensation shown is for the Funds discussed in this SAI. These Funds are only a portion of the Funds contained in the Trust.
---------------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
------------------------------------------------    Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                                   Principal Occupations: Executive Vice President and Secretary of the Federated
Birth Date: October 26, 1938                        Fund Complex; Executive Vice President, Secretary and Director, Federated
EXECUTIVE VICE PRESIDENT AND SECRETARY              Investors, Inc.
Began serving: October 1988
                                                    Previous Positions: Trustee, Federated Investment Management Company and
     Federated Investment Counseling; Director, Federated Global Investment
   Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas                                   Principal Occupations: Principal Financial Officer and Treasurer of the
Birth Date: June 17, 1954                           Federated Fund Complex; Senior Vice President, Federated Administrative
TREASURER                                           Services.
Began serving: November 1998
                                                    Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of
                            Federated Investors, Inc.

Richard B. Fisher                                   Principal Occupations: Vice Chairman or Vice President of some of the Funds in
Birth Date: May 17, 1923                            the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                                      Federated Securities Corp.
Began serving: October 1988
                                                    Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.
                                                    and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham                               Principal Occupations: Deborah A. Cunningham has been Prime Obligations Fund's
Birth Date: September 15, 1959                      Portfolio Manager since July 1991 and Government Obligations Fund's and Treasury
CHIEF INVESTMENT OFFICER                            Obligations Fund's Portfolio Manager since January 1994. Ms. Cunningham was
Began serving: May 2004                             named Chief Investment Officer of money market products in 2004. She joined
                                                    Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice
                                                    President of the Funds' Adviser since 1997. Ms. Cunningham is a Chartered
                                                    Financial Analyst and received her M.S.B.A. in Finance from Robert Morris
                                                    College.

Mary Jo Ochson                                      Principal Occupations:  Mary Jo Ochson was named Chief Investment Officer of
Birth Date: September 12, 1953                      tax-exempt fixed-income products in 2004 and is a Vice President of the Trust
CHIEF INVESTMENT OFFICER AND VICE PRESIDENT         She joined Federated in 1982 and has been a Senior Portfolio Manager and a
Began serving: November 1998                        Senior Vice President of the Funds' Adviser since 1996.  Ms. Ochson is a
                                                    Chartered Financial Analyst and received her M.B.A. in Finance from the
                                                    University of Pittsburgh.
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
Susan R. Hill                                       Susan R. Hill has been Government Obligations Fund's and Treasury Obligation
Birth Date: June 20, 1963                           Fund's Portfolio Manager since January 1994.  She is Vice President of the
VICE PRESIDENT                                      Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager
Began serving: May 2004                             since 2003 and a Senior Vice President of the Funds' Adviser since 2005. Ms.
                                                    Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Funds' Adviser from 1997 until 2004 and an Assistant Vice President of the Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial
                                                    Analyst and received an M.S. in Industrial Administration from Carnegie Mellon
                                                    University.
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
Jeff A. Kozemchak                                   Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated
Birth Date: January 15, 1960                        in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice
VICE PRESIDENT                                      President of the Fund's Adviser since 1999. He was a Portfolio Manager until
Began serving: May 2004                             1996 and a Vice President of the Funds' Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial
                                                    Administration from Carnegie Mellon University in 1987.
-------------------------------------------------------------------------------------------------------------------------------------------
** Officers do not receive any compensation from the Funds.
---------------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                                                       Meetings Held
                         Committee                                                                                                      During Last
Board Committee          Members                                     Committee Functions                                                Fiscal Year
Executive                John F. Donahue                             In between meetings of the full Board, the Executive                   Six
                         John E. Murray, Jr., J.D., S.J.D.           Committee generally may exercise all the powers of
                                                                     the full Board in the management and direction of the
                                                                     business and conduct of the affairs of the Trust in
                                                                     such manner as the Executive Committee shall deem to
                                                                     be in the best interests of the Trust.  However, the
                                                                     Executive Committee cannot elect or remove Board
                                                                     members, increase or decrease the number of Trustees,
                                                                     elect or remove any Officer, declare dividends, issue
                                                                     shares or recommend to shareholders any action
                                                                     requiring shareholder approval.

Audit                    Thomas G. Bigley                            The purposes of the Audit Committee are to oversee                     Nine
                         John T. Conroy, Jr.                         the accounting and financial reporting process of the
                         Nicholas P. Constantakis                    Funds, the Funds' internal control over financial
                         Charles F. Mansfield, Jr.                   reporting, and the quality, integrity and independent
                                                                     audit of
                                                                     the Funds'
                                                                     financial
                                                                     statements.
                                                                     The
                                                                     Committee
                                                                     also
                                                                     oversees or
                                                                     assists the
                                                                     Board with
                                                                     the
                                                                     oversight
                                                                     of
                                                                     compliance
                                                                     with legal
                                                                     requirements
                                                                     relating to
                                                                     those
                                                                     matters,
                                                                     approves
                                                                     the
                                                                     engagement
                                                                     and reviews
                                                                     the
                                                                     qualifications,
                                                                     independence
                                                                     and
                                                                     performance
                                                                     of the
                                                                     Funds'
                                                                     independent
                                                                     registered
                                                                     public
                                                                     accounting
                                                                     firm, acts
                                                                     as a
                                                                     liaison
                                                                     between the
                                                                     independent
                                                                     registered
                                                                     public
                                                                     accounting
                                                                     firm and
                                                                     the Board
                                                                     and reviews
                                                                     the Funds'
                                                                     internal
                                                                     audit
                                                                     function.

Nominating               Thomas G. Bigley                            The Nominating Committee, whose members consist of                     One
                         John T. Conroy, Jr.                         all Independent Trustees, selects and nominates
                         Nicholas P. Constantakis                    persons for election to the Funds' Board when
                         John F. Cunningham                          vacancies occur. The Committee will consider
                         Peter E. Madden                             candidates recommended by shareholders, Independent
                         Charles F. Mansfield, Jr.                   Trustees, officers or employees of any of the Funds`
                         John E. Murray, Jr.                         agents or service providers and counsel to the Funds.
                         Marjorie P. Smuts                           Any shareholder who desires to have an individual
                         John S. Walsh                               considered for nomination by the Committee must
                                                                     submit a
                                                                     recommendation
                                                                     in writing
                                                                     to the
                                                                     Secretary
                                                                     of the
                                                                     Funds, at
                                                                     the Funds'
                                                                     address
                                                                     appearing
                                                                     on the back
                                                                     cover of
                                                                     this
                                                                     Statement
                                                                     of
                                                                     Additional
                                                                     Information.
                                                                     The
                                                                     recommendation
                                                                     should
                                                                     include the
                                                                     name and
                                                                     address of
                                                                     both the
                                                                     shareholder
                                                                     and the
                                                                     candidate
                                                                     and
                                                                     detailed
                                                                     information
                                                                     concerning
                                                                     the
                                                                     candidate's
                                                                     qualifications
                                                                     and
                                                                     experience.
                                                                     In
                                                                     identifying
                                                                     and
                                                                     evaluating
                                                                     candidates
                                                                     for
                                                                     consideration,
                                                                     the
                                                                     Committee
                                                                     shall
                                                                     consider
                                                                     such
                                                                     factors as
                                                                     it deems
                                                                     appropriate.
                                                                     Those
                                                                     factors
                                                                     will
                                                                     ordinarily
                                                                     include:
                                                                     integrity,
                                                                     intelligence,
                                                                     collegiality,
                                                                     judgment,
                                                                     diversity,
                                                                     skill,
                                                                     business
                                                                     and other
                                                                     experience,
                                                                     qualification
                                                                     as an
                                                                     "Independent
                                                                     Trustee,"
                                                                     the
                                                                     existence
                                                                     of material
                                                                     relationships
                                                                     which may
                                                                     create the
                                                                     appearance
                                                                     of a lack
                                                                     of
                                                                     independence,
                                                                     financial
                                                                     or
                                                                     accounting
                                                                     knowledge
                                                                     and
                                                                     experience,
                                                                     and
                                                                     dedication
                                                                     and
                                                                     willingness
                                                                     to devote
                                                                     the time
                                                                     and
                                                                     attention
                                                                     necessary
                                                                     to fulfill
                                                                     Board
                                                                     responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------------

                 Interested                       Dollar Range of          Dollar Range of           Dollar Range of                   Aggregate
             Board Member Name                     Shares Owned              Shares Owned              Shares Owned                 Dollar Range of
                                                in Government Fund          in Prime Fund            in Treasury Fund               Shares Owned in
                                                                                                                                  Federated Family of
                                                                                                                                  Investment Companies
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

              John F. Donahue                          None                 Over $100,000                  None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

           J. Christopher Donahue                      None                      None                      None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

          Lawrence D. Ellis, M.D.                      None                      None                      None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

                Independent
             Board Member Name
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

              Thomas G. Bigley                         None                      None                      None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

            John T. Conroy, Jr.                        None                      None                      None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

          Nicholas P. Constantakis                     None                  $1 - $10,000                  None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

             John F. Cunningham                        None                      None                      None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

              Peter E. Madden                          None                  $1 - $10,000                  None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

         Charles F. Mansfield, Jr.                     None                      None                      None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

     John E. Murray, Jr., J.D., S.J.D.                 None                      None                      None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

             Marjorie P. Smuts                         None                      None                      None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------

               John S. Walsh                           None                      None                      None                      Over $100,000
--------------------------------------------- ------------------------ ------------------------- ------------------------- -----------------------------------


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that a Fund could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.



Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Funds' Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If a Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


Proxy Voting Report
A report on "Form N-PX" of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.
Go to FederatedInvestors.com; select "Products;" select a Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.
Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning each Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by effective maturity range, type of security and credit quality tier.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of a Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning a Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and, in the case of the Prime Fund, to commodities exchange clearing corporations in connection with qualifying the
Fund's Shares for use as margin collateral. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.
Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds'
Board.

Investment decisions for each Fund are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among each Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

On July 31, 2005, the Prime Fund owned securities of the following regular broker/dealers: CitiBank N.A., $235,000,000; CitiGroup Global Markets,
$397,400,000; Merrill Lynch & Co., 754,006,298; IXIS Financial Products,
$930,000,000; Societe Generale, $379,000,000; Chase Bank U.S.A., $190,000,000;
Morgan Stanley, $780,676,508; Goldman Sachs & Co., $225,000,000 and Goldman
Sachs Group LP, $80,000,000.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                              Average Aggregate Daily
        Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1%
                on the first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse a Fund for expenses.
---------------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

ACCOUNT ADMINISTRATION
Each Fund pays FSSC an annual fee of 0.25% of the average daily net assets of the Fund's Trust Shares. FSSC uses this fee to compensate intermediaries for account administrative services relating to the Fund's Trust Shares. FSSC may voluntarily waive any portion of its fee.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Prime
Fund are held by foreign banks participating in a network coordinated by State
Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Funds' registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, Deloitte &
Touche LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds'
financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES

------------------------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended July 31                                 2005                               2004                                  2003
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Advisory Fee Earned:
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Government Fund                                        $16,573,610                        $17,441,556                           $21,459,834
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Prime Fund                                              37,734,011                         48,568,229                            55,719,778
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Treasury Fund                                           24,403,871                         23,407,806                            24,778,851
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Advisory Fee Reduction:
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Government Fund                                         7,076,298                          7,438,984                             9,052,814
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Prime Fund                                              15,483,159                         20,132,403                            23,340,441
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Treasury Fund                                           9,959,827                          9,743,478                             10,488,439
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Administrative Fee:
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Government Fund                                         6,314,545                          6,622,112                             8,068,897
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Prime Fund                                              14,376,658                         18,441,076                            20,950,637
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Treasury Fund                                           9,297,875                          8,887,499                             9,316,735
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Account Administration Fee:
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Government Fund                                           84,994                             90,774                               25,959*
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Prime Fund                                                84,069                             57,346                                2,908*
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Treasury Fund                                           1,177,019                           756,881                               33,341*
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
12b-1 Fee:
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Government Fund                                           85,087                             90,774                               25,959*
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Prime Fund                                                84,073                             57,346                                2,908*
------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------
Treasury Fund                                           1,177,019                           756,881                               33,341*
------------------------------------------------------------------------------------------------------------------------------------------------------
*For the period from February 19, 2003 (start of performance) to July 31, 2003.
---------------------------------------------------------------------------------------------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for account administration and marketing (Rule 12b-1) fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total return is given for the one-year and Start of Performance periods ended
July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                                                                                                    Start of
                                                                                                                 Performance on
                                          7-Day Period                          1 Year                          February 19, 2003
Government Fund:
Total Return                                  N/A                                1.69%                                0.96%
Yield                                        2.63%                                N/A                                  N/A
Effective Yield                              2.67%                                N/A                                  N/A
Prime Fund:
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
Total Return                                  N/A                                1.73%                                1.01%
Yield                                        2.70%                                N/A                                  N/A
Effective Yield                              2.74%                                N/A                                  N/A
Treasury Fund:
Total Return                                  N/A                                1.61%                                0.91%
Yield                                        2.58%                                N/A                                  N/A
Effective Yield                              2.62%                                N/A                                  N/A

---------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact a Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet
IMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. IMoneyNet, Inc.'s Money Fund Report publication reports monthly and 12-month-to-date investment results for the same money funds.

Discount Corporation of New York 30-Day Federal Agencies
Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in
30 days.

Bank Rate Monitor(C) National Index
Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

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WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed-Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed-Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for Tax Free Fixed-Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of the
Funds dated July 31, 2005.

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INVESTMENT RATINGS FOR THE PRIME FUND

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

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FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"High" or "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

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A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

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ADDRESSES

MONEY MARKET OBLIGATIONS TRUST

Government Obligations Fund
Prime Obligations Fund
Treasury Obligations Fund

Trust Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

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APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Fitch Ratings
Moody's Investors Service
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

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Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Money Market Obligations Trust

Federated Investors 50 Years of Growth & Innovation

PROSPECTUS

September 30, 2005

FEDERATED CAPITAL RESERVES FUND
FEDERATED GOVERNMENT RESERVES FUND
FEDERATED MUNICIPAL TRUST

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are Each Fund's Investment Strategies? 4

What are the Principal Securities in Which the Funds Invest? 6

What are the Specific Risks of Investing in the Funds? 11

What Do Shares Cost? 13

How are the Funds Sold? 14

How to Purchase Shares 16

How to Redeem and Exchange Shares 19

Account and Share Information 24

Who Manages the Funds? 27

Legal Proceedings 27

Financial Information 29

Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund	Objective
Federated Capital Reserves Fund (Capital Fund)	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund (Government Fund)	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust (Municipal Fund)	To provide current income which is exempt from federal regular income tax consistent with stability of principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

Capital Fund

The Capital Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations, and the U.S. government.

Government Fund

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

Capital Fund and Government Fund

The Capital Fund and the Government Fund intend to invest in securities issued or guaranteed by U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. These Funds may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, these Funds may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

Municipal Fund

The Municipal Fund invests in a portfolio of short-term, high-quality, tax-exempt securities. The Municipal Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Municipal Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though each Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in a Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Capital Reserves Fund

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Risk/Return Bar Chart and Table

Government Reserves Fund

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Risk/Return Bar Chart and Table

Municipal Trust

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

What are the Fund's Fees and Expenses?

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Capital Fund, Government Fund, and Municipal Fund.

Shareholder Fees	Capital Fund	Government Fund	Municipal Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.30%	0.30%	0.30%
Distribution (12b-1) Fee [3]	0.55%	0.55%	0.55%
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses	0.25%	0.21%	0.41% [4]
Total Annual Fund Operating Expenses	1.35%	1.31%	1.51%

1 The percentages shown are annualized based on expenses for the period beginning February 25, 2005 (commencement of operations) and ending July 31, 2005. However, the rate at which expenses are accrued during the period may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and distributor waived and/or reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the period ended July 31, 2005.
Total Waivers and Reduction of Fund Expenses	0.35%	0.31%	0.51%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	1.00%	1.00%	1.00%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The annualized management fees paid by the Capital Fund, Government Fund, and Municipal Fund (after the voluntary waiver) were 0.05%, 0.09%, and 0.00%, respectively, for the period ended July 31, 2005.
3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The annualized distribution (12b-1) fees paid by the Capital Fund, Government Fund, and Municipal Fund (after the voluntary waiver) were 0.45%, 0.45%, and 0.45%, respectively, for the period ended July 31, 2005.
4 The adviser reimbursed certain operating expenses of the Municipal Fund. This voluntary reimbursement can be terminated at any time. Total other expenses paid by the Municipal Fund (after the voluntary reimbursement) was 0.30% for the period ended July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds' Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Capital Fund	$137	$428	$739	$1,624
Government Fund	$133	$415	$718	$1,579
Municipal Fund	$154	$477	$824	$1,802

What are Each Fund's Investment Strategies?

Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" The following is additional information on the investment strategies for the Funds.

The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy.

The Adviser generally shortens the portfolio's dollar-weighted average maturity range when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

CAPITAL FUND AND MUNICIPAL FUND

The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields. The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

GOVERNMENT FUND

Because the Government Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

MUNICIPAL FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available. In addition, the Adviser may invest in securities subject to the federal alternative minimum tax (AMT) for individuals and corporations.

The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes.

Because the Municipal Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Temporary Defensive Investments

The Municipal Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Municipal Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Funds Invest?

CAPITAL FUND

The Capital Fund invests primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities, and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Capital Fund may also invest principally in securities of other investment companies.

Government Fund

The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities, and repurchase agreements.

Municipal Fund

The Municipal Fund invests primarily in tax-exempt securities, a type of fixed-income security, including variable-rate demand instruments and municipal notes. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies. Certain of these tax-exempt securities may be subject to credit enhancement.

CAPITAL FUND, GOVERNMENT FUND, AND MUNICIPAL FUND

Fixed-Income Securities

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which one or more Funds may invest:

CAPITAL FUND

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than or equal to nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Capital Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker's acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreements, and annuities. The Capital Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties, and other political subdivisions and authorities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Capital Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risk normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Capital Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

GOVERNMENT FUND

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

CAPITAL FUND AND GOVERNMENT FUND

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidiaries, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

MUNICIPAL FUND

Tax-Exempt Securities

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of anther authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed- income security must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE-RATE DEMAND INSTRUMENTS

Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Municipal Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CAPITAL FUND AND MUNICIPAL FUND

Credit Enhancement

Certain fixed-income securities invested in by the Capital Fund and certain tax-exempt, fixed-income securities invested in by the Municipal Fund may be subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investment Ratings

The securities in which the Capital Fund and the Municipal Fund invest will be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Funds?

Each Fund is subject to interest rate risk and credit risk. The Capital Fund and the Municipal Fund are subject to sector risk. In addition, the Capital Fund is subject to risks of foreign investing and the Municipal Fund is subject to tax risks.

INTEREST RATE RISKS

Capital Fund, Government Fund, and Municipal Fund

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Capital Fund, Government Fund, and Municipal Fund

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Capital Fund and Municipal Fund

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Capital Fund and Government Fund

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

Capital Fund and Municipal Fund

A substantial part of the Capital Fund's and Municipal Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in economic cycle affecting credit losses, and regulatory changes.

RISKS OF FOREIGN INVESTING

Capital Fund

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

TAX RISKS

Municipal Fund

In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Municipal Fund to shareholders to be taxable. Changes or proposed changes in federal tax taws may cause the prices of tax-exempt securities to fall. Income from the Municipal Fund may be subject to AMT.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share.

The Funds do not charge a front-end sales charge.

When the Municipal Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon, 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

When the Capital Fund and Government Fund receive your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

The required minimum initial investment for each Fund's Shares is $500. The required minimum subsequent investment amount is $100. For the Capital Fund and the Government Fund, the minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker dealers, or to individuals, directly or through investment professionals. Shares of the Fund are available primarily through investment firms that clear through Pershing LLC. The Municipal Fund may not be a suitable investment for retirement plans.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

SERVICE FEES

Each Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of a Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Funds and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Funds and any services provided.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Funds. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Funds receive your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders.

If you call the Capital Fund or the Government Fund by 4:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

If you call the Municipal Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If a Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds' transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds' transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from another of the three Funds covered by this Prospectus. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS (CAPITAL FUND AND GOVERNMENT FUND ONLY)

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from a Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may redeem or exchange Shares by calling the Funds at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders.

Capital Fund and Government Fund

If you call the Capital Fund or the Government Fund by 4:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Capital Fund or the Government Fund after 4:00 p.m. (Eastern time) and before 5:00 p.m. (Eastern Time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

Municipal Fund

If you call the Municipal Fund by noon (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Municipal Fund after noon (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern Time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to a Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number, and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS (CAPITAL FUND AND GOVERNMENT FUND ONLY)

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Capital Fund or the Government Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Funds for shares of another of the three Funds covered by this Prospectus. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. A Fund may modify or terminate this exchange privilege at any time.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Funds will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

Capital Fund and Government Fund Only

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.

You may obtain an estimate of a Fund's daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated's website at FederatedInvestors.com ..

All Funds

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

Municipal Fund Only

See "Tax Information" below for information on the tax consequences of the Municipal Fund realizing a capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount.

Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION (CAPITAL FUND AND GOVERNMENT FUND ONLY)

The Capital Fund and the Government Fund send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

TAX INFORMATION (MUNICIPAL FUND ONLY)

The Municipal Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that Municipal Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Municipal Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Although the Municipal Fund does not seek to realize capital gains, the Municipal Fund may realize and distribute capital gains from time to time as a result of the Municipal Fund's normal investment activities. Distributions of net short-term gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Municipal Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Funds' investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds' Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds' Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of a Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Funds' portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Funds' top ten holdings, effective average maturity and/or percentage breakdowns of the portfolio by credit quality tier, type of security, and effective maturity range.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of a Fund, or select the name of a Fund from the menus on the "Products" section, and from a Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of a Fund's fiscal quarters. A Fund's annual and semi-annual reports, which contain complete listings of a Fund's portfolio holdings as of the end of a Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of a Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of a Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Who Manages the Funds?

The Board of Trustees (the "Board") governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages each Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.30% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses. A discussion of the Board's review of the Funds investment advisory contracts is available in the Funds' Annual Report dated July 31, 2005.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young, LLP, whose report, along with each Fund's audited financial statements, are included in the Annual Report.

Financial Highlights-Federated Capital Reserves Fund

(For a Share Outstanding Throughout the Period)

Period Ended July 31	2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.009
Less Distributions:
Distributions from net investment income	(0.009)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.90%

Ratios to Average Net Assets:
Expenses	1.00	% [3]
Net investment income	2.26	% [3]
Expense waiver/reimbursement [4]	0.35	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,429,461

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Capital Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.

Financial Highlights-Federated Government Reserves Fund

(For a Share Outstanding Throughout the Period)

Period Ended July 31	2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.009
Less Distributions:
Distributions from net investment income	(0.009)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.87%

Ratios to Average Net Assets:
Expenses	1.00	% [3]
Net investment income	2.23	% [3]
Expense waiver/reimbursement [4]	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,250,822

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Government Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.

Financial Highlights-Federated Municipal Trust

(For a Share Outstanding Throughout the Period)

Period Ended July 31	2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.007
Less Distributions:
Distributions from net investment income	(0.007)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.67%

Ratios to Average Net Assets:
Expenses	1.00	% [3]
Net investment income	1.63	% [3]
Expense waiver/reimbursement [4]	0.51	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$442,515

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Municipal Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304
Cusip 608919205
Cusip 608919106

33539 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 30, 2005

FEDERATED CAPITAL RESERVES FUND (CAPITAL FUND)
FEDERATED GOVERNMENT RESERVES FUND (GOVERNMENT FUND)
FEDERATED MUNICIPAL TRUST (MUNICIPAL FUND)

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for the Funds, dated September 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS

                                                 How are the Funds Organized?............................................0
                                                 -------------------------------------------------------------------------
                                                 Securities in Which the Funds Invest....................................1
                                                 -------------------------------------------------------------------------
                                                 How are the Funds Sold?.................................................8
                                                 -------------------------------------------------------------------------
                                                 Subaccounting Services..................................................9
                                                 -------------------------------------------------------------------------
                                                 Redemption in Kind......................................................9
                                                 -------------------------------------------------------------------------
                                                 Massachusetts Partnership Law...........................................9
                                                 -------------------------------------------------------------------------
                                                 Account and Share Information...........................................9
                                                 -------------------------------------------------------------------------
                                                 Tax Information........................................................10
                                                 -------------------------------------------------------------------------
                                                 Who Manages and Provides Services to the Funds?........................10
                                                 -------------------------------------------------------------------------
                                                 How Do the Funds Measure Performance?..................................19
                                                 -------------------------------------------------------------------------
                                                 Who is Federated Investors, Inc.?......................................21
                                                 -------------------------------------------------------------------------
                                                 Financial Information..................................................22
                                                 -------------------------------------------------------------------------
                                                 Investment Ratings.....................................................22
                                                 -------------------------------------------------------------------------
                                                 Addresses..............................................................28
                                                 -------------------------------------------------------------------------
                                                 Appendix...............................................................29
                                                 -------------------------------------------------------------------------

HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1998. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Capital Fund, the Government Fund and the
Municipal Fund were established as portfolios of the Trust on December 31, 2004.

The Funds' investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

The principal securities in which each Fund may invest are described in the
Funds' prospectus. In pursuing its investment strategies, a Fund may also invest in the following securities for any purpose that is consistent with its investment objectives:

SECURITIES DESCRIPTIONS AND TECHNIQUES

CAPITAL FUND, GOVERNMENT FUND and MUNICIPAL FUND

Zero Coupon Securities
Certain fixed-income securities of the types in which a Fund may invest may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed income securities in which the Funds may invest are callable at the option of the issuer. Callable securities are subject to call risks.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. A Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Asset Coverage
In order to secure its obligations in connection with special transactions, a
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a
Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions.

CAPITAL FUND

Treasury Securities
The Fund also may invest in U.S. Treasury securities, which are described in the prospectus.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.

The Capital Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.

For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

CAPITAL FUND and GOVERNMENT FUND

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Securities Lending
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a
Fund the equivalent of any dividends or interest received on the loaned securities. A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

GOVERNMENT FUND and MUNICIPAL FUND

Investing in Securities of Other Investment Companies
The Government Fund and the Municipal Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds for the Municipal Fund, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independent of the Municipal Fund and incur additional expenses. Therefore, any such investment by the Municipal Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

MUNICIPAL FUND

Fixed Income Securities
The Municipal Fund also may invest in fixed income securities, which are described in the prospectus. The following describes the types of fixed income securities, in addition to those identified for the Municipal Fund in the prospectus (such as tax-exempt securities, variable rate demand instruments and municipal notes) or herein (such as zero coupon securities and callable securities), in which the Municipal Fund may invest:

General Obligation Bonds
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Municipal Fund may invest in securities supported by individual leases or pools of municipal leases.

Tax Increment Financing Bonds
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Mortgage Backed Securities
Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Temporary Defensive Investments
The Municipal Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S.
Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

INVESTMENT RATINGS (CAPITAL FUND)
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2
by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch Ratings
(Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See
"Regulatory Compliance."

INVESTMENT RATINGS (MUNICIPAL FUND)
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+,
SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors
Service (Moody's), or F-1+, F-1 or F-2 by Fitch Ratings (Fitch) are all
considered rated in one of the two highest short-term rating categories. The
Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two
NRSROs in one of their two highest rating categories. See "Regulatory
Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below.

CAPITAL FUND, GOVERNMENT FUND AND MUNICIPAL FUND

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CAPITAL FUND AND GOVERNMENT FUND

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

  Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

MUNICIPAL FUND

Credit Risks
Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Tax Risks
In order to pay interest that is exempt from federal regular income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICY

------------------------------------------------------------------ ---------------------------------------------------------------

Capital Fund                                                       To provide current income consistent with stability of
                                                                   principal and liquidity
------------------------------------------------------------------ ---------------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------------

Government Fund                                                    To provide current income consistent with stability of
                                                                   principal and liquidity
------------------------------------------------------------------ ---------------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------------

Municipal                                                          Fund To
                                                                   provide
                                                                   current
                                                                   income which
                                                                   is exempt
                                                                   from federal
                                                                   regular
                                                                   income tax
                                                                   consistent
                                                                   with
                                                                   stability of
                                                                   principal.
                                                                   The Municipal
                                                                   Fund will
                                                                   invest its
                                                                   assets so
                                                                   that at least
                                                                   80% of its
                                                                   annual
                                                                   interest
                                                                   income that
                                                                   the Municipal
                                                                   Fund
                                                                   distributes
                                                                   is exempt
                                                                   from federal
                                                                   regular
                                                                   income tax.
------------------------------------------------------------------ ---------------------------------------------------------------
These investment objectives and policy cannot be changed without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, a Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.

Borrowing Money and Issuing Senior Securities
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

Underwriting
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
A Fund may not make loans, provided that this restriction does not prevent a
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
A Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
A Fund may invest in securities subject to restrictions on resale under federal securities laws.

  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, a Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."

For purposes of the commodities restriction, investments in transactions involving futures contracts and options forward currency contracts, swap transactions and other financial contracts that settle by payment in cash are deemed not to be investments in commodities.

  In applying the Funds' concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the
Funds will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Funds will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

REGULATORY COMPLIANCE
A Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. A Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN (ALL FUNDS)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Funds in a number of ways. For example, it is anticipated that the Plan will help the Funds attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

 The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While National Association of Securities
Dealers, Inc. (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the
Funds and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, a Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Capital Fund:
Pershing, Jersey City, NJ, owned approximately 7,586,193,306 Shares (99.92%);

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Government Fund:
Pershing, Jersey City, NJ, owned approximately 548,991,414 Shares (9.28%);
Pershing, Jersey City, NJ, owned approximately 5,716,973,187 Shares (90.71%)

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Municipal Fund:
Pershing, Jersey City, NJ, owned approximately 441,137,109 Shares (99.79%);

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

 Pershing LLC is organized in the state of Delaware as a foreign LLC and is a subsidiary of the Bank of New York Company organized in the state of New York.

TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS (CAPITAL FUND ONLY)
If the Capital Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the
Capital Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Capital Fund assets to be invested within various countries is uncertain. However, the Capital Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Funds' Board and Officers as a group owned less than 1% of each class of each Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                    -----------------

                                                                                                        ------------------------
------------------------------
Name
Birth Date                                                                                  Aggregate         Total Compensation
Address                          Principal Occupation(s) for Past Five Years,            Compensation             From Trust and
Positions Held with Trust        Other Directorships Held and Previous                   From Funds +    Federated  Fund Complex
Date Service Began               Position(s)                                             (past fiscal       (past calendar year)
                                                                                                year)
John F. Donahue*                 Principal Occupations: Chairman and Director or                  N/A                         $0
Birth Date: July 28, 1924        Trustee of the Federated Fund Complex; Chairman
CHAIRMAN AND TRUSTEE             and Director, Federated Investors, Inc.
Began serving: October 1988
                                 Previous Positions: Trustee, Federated
                                 Investment Management Company and Chairman and
                                 Director, Federated Investment Counseling.

J. Christopher Donahue*          Principal Occupations: Principal Executive                       N/A                         $0
Birth Date: April 11, 1949       Officer and President of the Federated Fund
PRESIDENT AND TRUSTEE            Complex; Director or Trustee of some of the
Began serving: April 1989        Funds in the Federated Fund Complex; President,
                                 Chief Executive Officer and Director, Federated
                                 Investors, Inc.; Chairman and Trustee,
                                 Federated Investment Management Company;
                                 Trustee, Federated Investment Counseling;
                                 Chairman and Director, Federated Global
                                 Investment Management Corp.; Chairman,
                                 Federated Equity Management Company of
                                 Pennsylvania, Passport Research, Ltd. and
                                 Passport Research II, Ltd.; Trustee, Federated
                                 Shareholder Services Company; Director,
                                 Federated Services Company.

                                 Previous Positions: President, Federated
                                 Investment Counseling; President and Chief
                                 Executive Officer, Federated Investment
                                 Management Company, Federated Global Investment
                                 Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*         Principal Occupations: Director or Trustee of                    N/A                   $148,500
Birth Date: October 11, 1932     the Federated Fund Complex; Professor of
3471 Fifth Avenue                Medicine, University of Pittsburgh; Medical
Suite 1111                       Director, University of Pittsburgh Medical
Pittsburgh, PA                   Center Downtown; Hematologist, Oncologist and
TRUSTEE                          Internist, University of Pittsburgh Medical
Began serving: October 1988      Center.

                                 Other Directorships Held: Member, National
                                 Board of Trustees, Leukemia Society of America.

                                 Previous Positions: Trustee, University of
                                 Pittsburgh; Director, University of Pittsburgh
                                 Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------
+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                    -----------------

------------------------------
                                                                                                        ------------------------

Name
Birth Date                                                                                  Aggregate         Total Compensation
Address                          Principal Occupation(s) for Past Five Years,            Compensation             From Trust and
Positions Held with Trust        Other Directorships Held and Previous                   From Funds +     Federated Fund Complex
Date Service Began               Position(s)                                             (past fiscal       (past calendar year)
                                                                                                year)
Thomas G. Bigley                 Principal Occupation: Director or Trustee of                     N/A                   $163,350
Birth Date: February 3, 1934     the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                   Other Directorships Held: Director, Member of
TRUSTEE                          Executive Committee, Children's Hospital of
Began serving: November 1994     Pittsburgh; Director, University of Pittsburgh.

                                 Previous Position: Senior Partner, Ernst &
                                 Young LLP.

John T. Conroy, Jr.              Principal Occupations: Director or Trustee of                    N/A                   $163,350
Birth Date: June 23, 1937        the Federated Fund Complex; Chairman of the
        Investment Properties Board, Investment Properties Corporation;
             Corporation Partner or Trustee in private real estate
            3838 North Tamiami Trail ventures in Southwest Florida.
Suite 402
Naples, FL                       Previous Positions: President, Investment
TRUSTEE                          Properties Corporation; Senior Vice President,
Began serving: August 1991       John R. Wood and Associates, Inc., Realtors;
                                 President, Naples Property Management, Inc. and
                                 Northgate Village Development Corporation.

Nicholas P. Constantakis         Principal Occupation: Director or Trustee of                     N/A                   $163,350
Birth Date: September 3, 1939    the Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                   Other Directorships Held: Director and Member
TRUSTEE                          of the Audit Committee, Michael Baker
Began serving: October 1999      Corporation (engineering and energy services
                                 worldwide).

                                 Previous Position: Partner, Anderson Worldwide
                                 SC.

John F. Cunningham               Principal Occupation: Director or Trustee of                     N/A                   $148,500
Birth Date: March 5, 1943        the Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                   Other Directorships Held: Chairman, President
TRUSTEE                          and Chief Executive Officer, Cunningham & Co.,
Began serving: January 1999      Inc. (strategic business consulting); Trustee
                                 Associate, Boston College.

                                 Previous Positions: Director, Redgate
                                 Communications and EMC Corporation (computer
                                 storage systems); Chairman of the Board and
                                 Chief Executive Officer, Computer Consoles,
                                 Inc.; President and Chief Operating Officer,
                                 Wang Laboratories; Director, First National
                                 Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden                  Principal Occupation: Director or Trustee of                     N/A                   $148,500
Birth Date: March 16, 1942       the Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way               Other Directorships Held: Board of Overseers,
Palm Beach, FL                   Babson College.
TRUSTEE
Began serving: August 1991       Previous Positions: Representative,
                                 Commonwealth of Massachusetts General Court;
                                 President, State Street Bank and Trust Company
                                 and State Street Corporation (retired);
                                 Director, VISA USA and VISA International;
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust
                                 Corporation; Director, The Boston Stock
                                 Exchange.

Charles F. Mansfield, Jr.        Principal Occupations: Director or Trustee of                    N/A                   $163,350
Birth Date: April 10, 1945       the Federated Fund Complex; Management
80 South Road                    Consultant; Executive Vice President, DVC
Westhampton Beach, NY            Group, Inc. (marketing, communications and
TRUSTEE                          technology) (prior to 9/1/00).
Began serving: January 1999
                                 Previous Positions: Chief Executive Officer,
                                 PBTC International Bank; Partner, Arthur Young
                                 & Company (now Ernst & Young LLP); Chief
                                 Financial Officer of Retail Banking Sector,
                                 Chase Manhattan Bank; Senior Vice President,
                                 HSBC Bank USA (formerly, Marine Midland Bank);
                                 Vice President, Citibank; Assistant Professor
                                 of Banking and Finance, Frank G. Zarb School of
                                 Business, Hofstra University.

John E. Murray, Jr., J.D.,       Principal Occupations: Director or Trustee of                    N/A                   $178,200
S.J.D. the Federated Fund Complex; Chancellor and Law Birth Date: December 20,
1932 Professor, Duquesne University; Partner, Chancellor, Duquesne Murray, Hogue
& Lannis. University Pittsburgh, PA Other Directorships Held: Director, Michael
TRUSTEE Baker Corp. (engineering, construction, Began serving: February 1995 operations and technical services).

                                 Previous Positions: President, Duquesne
                                 University; Dean and Professor of Law,
                                 University of Pittsburgh School of Law; Dean
                                 and Professor of Law, Villanova University
                                 School of Law.

Marjorie P. Smuts                Principal Occupations:  Director or Trustee of                   N/A                   $148,500
Birth Date: June 21, 1935        the Federated Fund Complex; Public
4905 Bayard Street               Relations/Marketing Consultant/Conference
Pittsburgh, PA                   Coordinator.
TRUSTEE
Began serving: October 1988      Previous Positions: National Spokesperson,
                                 Aluminum Company of America; television
                                 producer; President, Marj Palmer Assoc.; Owner,
                                 Scandia Bord.

John S. Walsh                    Principal Occupations:  Director or Trustee of                   N/A                   $148,500
Birth Date: November 28, 1957    the Federated Fund Complex; President and
2604 William Drive               Director, Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                   construction temporary heaters); President and
TRUSTEE                          Director, Manufacturers Products, Inc.
Began serving: January 1999      (distributor of portable construction heaters);
                                 President, Portable Heater Parts, a division of
                                 Manufacturers Products, Inc.

                                 Previous Position: Vice President, Walsh &
                                 Kelly, Inc.

+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.
------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
------------------------------------------Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                         Principal Occupations: Executive Vice President and Secretary of the Federated
Birth Date: October 26, 1938              Fund Complex; Executive Vice President, Secretary and Director, Federated
EXECUTIVE VICE PRESIDENT AND SECRETARY    Investors, Inc.
Began serving: October 1988
                                          Previous Positions: Trustee, Federated Investment Management Company and
     Federated Investment Counseling; Director, Federated Global Investment
   Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas                         Principal Occupations: Principal Financial Officer and Treasurer of the
Birth Date: June 17, 1954                 Federated Fund Complex; Senior Vice President, Federated Administrative
TREASURER                                 Services.
Began serving: November 1998
                                          Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of
                                          Federated Investors, Inc.

Richard B. Fisher                         Principal Occupations: Vice Chairman or Vice President of some of the Funds in
Birth Date: May 17, 1923                  the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                            Federated Securities Corp.
Began serving: October 1988
                                          Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.
                                          and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959            Principal Occupations:  Deborah A. Cunningham has been the Capital Fund and
CHIEF INVESTMENT OFFICER                  Government Fund's Portfolio Manager since inception. Ms. Cunningham was named
Began serving: May 2004                   Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of
                                          the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson                            Principal Occupations:   Mary Jo Ochson has been the Municipal Fund's Portfolio
Birth Date: September 12, 1953            Manager since inception.  Ms. Ochson was named Chief Investment Officer of
CHIEF INVESTMENT OFFICER AND VICE         tax-exempt fixed income products in 2004 and is a Vice President of the Trust.
PRESIDENT                                 She joined Federated in 1982 and has been a Senior Portfolio Manager and a
Began serving: November 1998              Senior Vice President of the Fund's Adviser since 1996.  Ms. Ochson is a
                                          Chartered Financial Analyst and received her M.B.A. in Finance from the
                                          University of Pittsburgh.

Susan R. Hill                             Susan R. Hill has been the Government Fund's Portfolio Manager since inception.
Birth Date: June 20, 1963                 She is Vice President of the Trust.  Ms. Hill joined Federated in 1990 and has
VICE PRESIDENT                            been a Senior Portfolio Manager since 2003 and a Senior Vice President of the
Began serving: May 2004                   Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until
                                          2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and as an Assistant Vice President of the Fund's Adviser from 1994 until 1997.
                                          Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial
                                          Administration from Carnegie Mellon University.

Jeff A. Kozemchak                         Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated
Birth Date: January 15, 1960              in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice
VICE PRESIDENT                            President of the Fund's Adviser since 1999. He was a Portfolio Manager until
Began serving: May 2004                   1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial
                                          Administration from Carnegie Mellon University in 1987.

** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                             Meetings Held
Board          Committee                                                                                     During Last
Committee      Members                     Committee Functions                                               Fiscal Year
Executive      John F. Donahue             In between meetings of the full Board, the Executive Committee    Six
               John E. Murray, Jr.,        generally may exercise all the powers of the full Board in the
               J.D., S.J.D.                management and direction of the business and conduct of the affairs of the Trust in such manner
                                           as the Executive Committee shall deem
                                           to be in the best interests of the
                                           Trust. However, the Executive
                                           Committee cannot elect or remove
                                           Board members, increase or decrease
                                           the number of Trustees, elect or
                                           remove any Officer, declare
                                           dividends, issue shares or recommend
                                           to shareholders any action requiring
                                           shareholder approval.

Audit          Thomas G. Bigley            The purposes of the Audit Committee are to oversee the            Nine
               John T. Conroy, Jr.         accounting and financial reporting process of the Fund, the
               Nicholas P. Constantakis    Fund`s internal control over financial reporting, and the
               Charles F. Mansfield, Jr.   quality, integrity and independent audit of the Fund's
                                           financial statements. The Committee
                                           also oversees or assists the Board
                                           with the oversight of compliance with
                                           legal requirements relating to those
                                           matters, approves the engagement and
                                           reviews the qualifications,
                                           independence and performance of the
                                           Fund`s independent registered public
                                           accounting firm, acts as a liaison
                                           between the independent registered
                                           public accounting firm and the Board
                                           and reviews the Fund`s internal audit
                                           function.

Nominating     Thomas G. Bigley            The Nominating Committee, whose members consist of all            One
               John T. Conroy, Jr.         Independent Trustees, selects and nominates persons for
               Nicholas P. Constantakis    election to the Fund`s Board when vacancies occur. The
               John F. Cunningham          Committee will consider candidates recommended by
               Peter E. Madden             shareholders, Independent Trustees, officers or employees of
               Charles F. Mansfield, Jr.   any of the Fund`s agents or service providers and counsel to
               John E. Murray, Jr.         the Fund. Any shareholder who desires to have an individual
               Marjorie P. Smuts           considered for nomination by the Committee must submit a
               John S. Walsh               recommendation in writing to the Secretary of the Fund, at the
                                           Fund 's address appearing on the back
                                           cover of this Statement of Additional
                                           Information. The recommendation
                                           should include the name and address
                                           of both the shareholder and the
                                           candidate and detailed information
                                           concerning the candidate's
                                           qualifications and experience. In
                                           identifying and evaluating candidates
                                           for consideration, the Committee
                                           shall consider such factors as it
                                           deems appropriate. Those factors will
                                           ordinarily include: integrity,
                                           intelligence, collegiality, judgment,
                                           diversity, skill, business and other
                                           experience, qualification as an
                                           "Independent Trustee," the existence
                                           of material relationships which may
                                           create the appearance of a lack of
                                           independence, financial or accounting
                                           knowledge and experience, and
                                           dedication and willingness to devote
                                           the time and attention necessary to
                                           fulfill Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                                                     Aggregate
                                                                               Dollar Range of
                                               Dollar Range of                 Shares Owned in
Interested                                        Shares Owned             Federated Family of
Board Member Name                                     in Funds            Investment Companies
John F. Donahue                                           None                   Over $100,000
J. Christopher Donahue                                    None                   Over $100,000
Lawrence D. Ellis, M.D.                                   None                   Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                          None                   Over $100,000
John T. Conroy, Jr.                                       None                   Over $100,000
Nicholas P. Constantakis                                  None                   Over $100,000
John F. Cunningham                                        None                   Over $100,000
Peter E. Madden                                           None                   Over $100,000
Charles F. Mansfield, Jr.                                 None                   Over $100,000
John E. Murray, Jr., J.D., S.J.D.                         None                   Over $100,000
Marjorie P. Smuts                                         None                   Over $100,000
John S. Walsh                                             None                   Over $100,000

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If a Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how a Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning each Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of each Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Funds' top ten holdings, effective average maturity and/or percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and to commodities exchange clearing corporations in connection with qualifying the Fund's Shares for use as margin collateral. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.
A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this
SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                       Average Aggregate Daily
Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1% on the
first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse a Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
The Bank of New York, New York, New York, is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether a Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Period Ended July 31 *                       Capital Fund   Government Fund    Municipal Fund
---------------------------------------        ------------------

Advisory Fee Earned                            $5,304,573        $3,926,526        $290,710
Advisory Fee Reduction                         $4,436,169        $2,751,101        $290,710
Brokerage Commissions                          $0                $0                $0
Administrative Fee                             $1,347,363        $997,336          $73,840
12b-1 Fee:                                     $7,956,859        $5,889,790        $436,065
Shareholder Services Fee:                      $4,420,465        $3,272,097        $242,257
*For the period from February 25, 2005(commencement of operations) to July 31, 2005.
------------------------------------------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the Start of Performance period ended July 31, 2005.

Yield and Effective Yield are given for the 7-day period ended July 31, 2005.

                                    Start of
                                 Performance on
                                 7 -Day Period          February 25, 2005
Capital Fund:
Total Return                     N/A                    0.90%
Yield                            2.36%                  N/A
Effective Yield                  2.39%                  N/A

------------------------------------------------------------------------------------------------------------------------------
                                    Start of
                                 Performance on
                                 7 -Day Period          February 25, 2005
Government Fund:
Total Return                     N/A                    0.87%
Yield                            2.35%                  N/A
Effective Yield                  2.37%                  N/A

------------------------------------------------------------------------------------------------------------------------------
                                    Start of
                                 Performance on
                                 7 -Day Period          February 25, 2005
Municipal Fund:
Total Return                     N/A                    0.67%
Yield                            1.47%                  N/A
Effective Yield                  1.48%                  N/A
Tax Equivalent Yield             2.26%                  N/A

TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE (MUNICIPAL FUND ONLY)
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Municipal Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Municipal Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                              TAX EQUIVALENCY TABLE

           Taxable Yield Equivalent for 2005 Multistate Municipal Fund
Tax Bracket:
Federal                       10.00%            15.00%           25.00%            28.00%           33.00%            35.00%
Joint Return:                     $0 -         $14,601 -        $59,401 -        $119,951 -       $182,801 -            Over
                             $14,600           $59,400    -------------    --------------    -------------    --------------
                                                               $119,950          $182,800         $326,450          $326,450
Single Return:                    $0 -          $7,301 -        $29,701 -         $71,951 -       $150,151 -            Over
                       -------------    --------------    -------------    --------------    -------------    --------------
                              $7,300           $29,700          $71,950          $150,150         $326,450          $326,450
Tax-Exempt Yield                                             Taxable Yield Equivalent
0.50%                          0.56%             0.59%            0.67%             0.69%            0.75%             0.77%
1.00%                          1.11%             1.18%            1.33%             1.39%            1.49%             1.54%
1.50%                          1.67%             1.76%            2.00%             2.08%            2.24%             2.31%
2.00%                          2.22%             2.35%            2.67%             2.78%            2.99%             3.08%
2.50%                          2.78%             2.94%            3.33%             3.47%            3.73%             3.85%
3.00%                          3.33%             3.53%            4.00%             4.17%            4.48%             4.62%
3.50%                          3.89%             4.12%            4.67%             4.86%            5.22%             5.38%
4.00%                          4.44%             4.71%            5.33%             5.56%            5.97%             6.15%
4.50%                          5.00%             5.29%            6.00%             6.25%            6.72%             6.92%
5.00%                          5.56%             5.88%            6.67%             6.94%            7.46%             7.69%
5.50%                          6.11%             6.47%            7.33%             7.64%            8.21%             8.46%
6.00%                          6.67%             7.06%            8.00%             8.33%            8.96%             9.23%
6.50%                          7.22%             7.65%            8.67%             9.03%            9.70%            10.00%
7.00%                          7.78%             8.24%            9.33%             9.72%           10.45%            10.77%
7.50%                          8.33%             8.82%           10.00%            10.42%           11.19%            11.54%
8.00%                          8.89%             9.41%           10.67%            11.11%           11.94%            12.31%
8.50%                          9.44%            10.00%           11.33%            11.81%           12.69%            13.08%
9.00%                         10.00%            10.59%           12.00%            12.50%           13.43%            13.85%
9.50%                         10.56%            11.18%           12.67%            13.19%           14.18%            14.62%
10.00%                        11.11%            11.76%           13.33%            13.89%           14.93%            15.38%
10.50%                        11.67%            12.35%           14.00%            14.58%           15.67%            16.15%
11.00%                        12.22%            12.94%           14.67%            15.28%           16.42%            16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact a Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal period ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of the
Funds dated July 31, 2005.

INVESTMENT RATINGS

CAPITAL FUND

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S& P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE ("MOODY'S")SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"High" or "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

MUNICIPAL FUND

S & P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics.
Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDRESSES

FEDERATED CAPITAL RESERVES FUND

FEDERATED GOVERNMENT RESERVES FUND

FEDERATED MUNICIPAL TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Appendix

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

Custodian

The Bank of New York

Securities Lending Agent

None

Independent Registered Public Accounting Firm

Ernst & Young LLP

Legal Counsel

Reed Smith LLP

Dickstein Shapiro Morin & Oshinsky LLP

Service Providers

Bloomberg

Factset

Institutional Shareholder Services, Inc.

Security Pricing Services

None

Ratings Agencies

Standard & Poor's

Performance Reporting/Publications

iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/ Thomson Financial

Other

Investment Company Institute.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2005

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INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from all federal regular income tax consistent with stability of principal by investing in a portfolio of short-term, high-quality, tax-exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem and Exchange Shares 10

Account and Share Information 14

Who Manages the Fund? 15

Legal Proceedings 16

Financial Information 17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The investment objective of the Fund may be changed by the Fund's Board of Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the alternative minimum tax for individuals and corporations (AMT). The Fund invests in a portfolio of securities maturing in 397 days or less. The portfolio of the Fund will have a dollar-weighted average maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1. 05%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.11% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2004.

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Calendar Period	Fund
1 Year	1. 14%
5 Years	2. 17%
10 Years	 2. 90%
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The Fund's Institutional Shares 7-Day Net Yield as of December 31, 2004 was 1. 82%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MUNICIPAL OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.20%
Distribution (12b-1) Fee	None
Shareholder Services Fee [3]	0.25%
Other Expenses [4]	0.11%
Total Annual Fund Operating Expenses	0.56%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider, and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.
Total Waivers of Fund Expenses	0.38%
Total Actual Annual Fund Operating Expenses (after waivers)	0.18%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.08% for the fiscal year ended July 31, 2005.
3 The shareholder services provider did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2005. The shareholder services provider has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2006.
4 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.10%, for the fiscal year ended July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

What are the Fund's Investment Strategies?

The investment adviser (Adviser) for the Fund targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns. In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. The Adviser may invest in securities subject to the federal AMT for individuals and corporations in an attempt to enhance yield and provide diversification.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors and to that extent to fail to meet its investment objective of providing current income exempt from all federal regular income tax consistent with stability of principal.

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What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

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Tax-exempt securities are fixed-income securities that, in the opinion of the bond counsel to the issuer or on the basis of another authority believed by the adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities, and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement.

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Variable-Rate Demand Instruments

Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

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The Fund may invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance, and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

INVESTMENT RATINGS

The securities in which the fund invests will be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

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CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the portfolio of the Fund may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

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TAX RISKS

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In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $ 500,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $ 500, 000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares , each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

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State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by noon (Eastern time ), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after noon (Eastern time), and before the end of regular trading (normally 4:00 p.m. Eastern Time) on the NYSE you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

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  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered ; and
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  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions

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Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for Institutional Shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. See "Tax Information" below for information on the tax consequences of the Fund realizing a capital gain.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio, and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2005.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004		2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018	0.009		0.012	0.018	0.038
Net realized and unrealized gain (loss) on investments	0.000 [1]	(0.000	) [1]	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.018	0.009		0.012	0.018	0.038
Less Distributions:
Distributions from net investment income	(0.018)	(0.009)		(0.012)	(0.018)	(0.038)
TOTAL DISTRIBUTIONS	(0.018)	(0.009)		(0.012)	(0.018)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.82%	0.94%		1.25%	1.79%	3.88%

Ratios to Average Net Assets:
Expenses	0.18%	0.18%		0.18%	0.18%	0.18%
Net investment income	1.85%	0.94%		1.19%	1.68%	3.80%
Expense waiver/reimbursement [3]	0.13%	0.12%		0.12%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,040,759	$2,144,468		$1,570,532	$856,839	$391,269
1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Municipal Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

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32786 ( 9/05)


Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

MUNICIPAL OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2005

INSTITUTIONAL SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Shares of Municipal
Obligations Fund (Fund), dated September 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                                                 CONTENTS

                                                 How is the Fund Organized?..............................................1
                                                 -------------------------------------------------------------------------
                                                 Securities in Which the Fund Invests....................................1
                                                 -------------------------------------------------------------------------
                                                 What Do Shares Cost?....................................................6
                                                 -------------------------------------------------------------------------
                                                 How is the Fund Sold?...................................................7
                                                 -------------------------------------------------------------------------
                                                 Subaccounting Services..................................................8
                                                 -------------------------------------------------------------------------
                                                 Redemption in Kind......................................................8
                                                 -------------------------------------------------------------------------
                                                 Massachusetts Partnership Law...........................................8
                                                 -------------------------------------------------------------------------
                                                 Account and Share Information...........................................8
                                                 -------------------------------------------------------------------------
                                                 Tax Information.........................................................9
                                                 -------------------------------------------------------------------------
                                                 Who Manages and Provides Services to the Fund?..........................9
                                                 -------------------------------------------------------------------------
                                                 How Does the Fund Measure Performance?.................................18
                                                 -------------------------------------------------------------------------
                                                 Who is Federated Investors, Inc.?......................................20
                                                 -------------------------------------------------------------------------
                                                 Financial Information..................................................21
                                                 -------------------------------------------------------------------------
                                                 Investment Ratings.....................................................21
                                                 -------------------------------------------------------------------------
                                                 Addresses................................................................
                                                 -------------------------------------------------------------------------
                                                 Appendix.................................................................
                                                 -------------------------------------------------------------------------

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Fund
was established on February 5, 1993, and was reorganized as a portfolio of the
Trust on November 1, 1999. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and
Institutional Capital Shares (Shares). This SAI relates to Institutional Shares.
The Fund's investment adviser is Federated Investment Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

The principal securities in which the Fund may invest are described in its prospectus. In pursuing its investment strategy, the Fund also may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities, in addition to those listed in the prospectus, in which the Fund may invest.
GENERAL OBLIGATION BONDS
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
SPECIAL REVENUE BONDS
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.
PRIVATE ACTIVITY BONDS
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.
  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.
MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.
CALLABLE SECURITIES
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.
ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL MORTGAGE BACKED SECURITIES
Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
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SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

TEMPORARY DEFENSIVE INVESTMENTS
The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS
The rating categories of a nationally recognized statistical rating organization
(NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's
(S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1
or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest or one of the two highest short-term rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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CREDIT RISKS
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

TAX RISKS
In order to pay interest that is exempt from federal regular income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT POLICY
As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the federal alternative minimum tax for individuals and corporations). The Fund will invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax.
  The above investment policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Restricted Securities
The Fund may invest in securities subject to restriction on resale under the federal securities laws. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. For purposes of the concentration limitation; (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While National Association of Securities
Dealers, Inc. (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service
Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares of the
Fund: Wells Fargo Institutional Brokerage Services, Minneapolis, MN, owned approximately 568,517,584 Shares (17.49%) , PNC Securities Corporation,
Pittsburgh, PA, owned approximately 268,974,454 Shares (8.28%), Banc of America
Securities LLC, Charlotte, NC, owned approximately 192,596,420 (5.93%) and
Lehman Brothers, Inc., New York, NY, owned approximately 170,000,000 Shares
(5.23%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                      ----------------------

                                                                                                                                   ----------------------------
------------------------------------
                Name
             Birth Date                                                                                     Aggregate                   Total Compensation
              Address                         Principal Occupation(s) for Past Five Years,                 Compensation                   From Trust and
     Positions Held with Trust                   Other Directorships Held and Previous                      From Fund                 Federated Fund Complex
         Date Service Began                                   Position(s)                               (past fiscal year)             (past calendar year)
John F. Donahue*                             Principal Occupations: Chairman and Director                       $0                              $0
Birth Date: July 28, 1924                    or Trustee of the Federated Fund Complex;
CHAIRMAN and TRUSTEE                         Chairman and Director, Federated Investors,
Began serving: October 1988                  Inc.

                                             Previous Positions: Trustee, Federated
                                             Investment Management Company and Chairman
                                             and Director, Federated Investment Counseling.

J. Christopher Donahue*                      Principal Occupations: Principal Executive                         $0                              $0
Birth Date: April 11, 1949                   Officer and President of the Federated Fund
PRESIDENT and TRUSTEE                        Complex; Director or Trustee of some of the
Began serving: April 1989                    Funds in the Federated Fund Complex;
                                             President, Chief Executive Officer and
                                             Director, Federated Investors, Inc.; Chairman
                                             and Trustee, Federated Investment Management
                                             Company; Trustee, Federated Investment
                                             Counseling; Chairman and Director, Federated
                                             Global Investment Management Corp.; Chairman,
                                             Federated Equity Management Company of
                                             Pennsylvania, Passport Research, Ltd. and
                                             Passport Research II, Ltd.; Trustee,
                                             Federated Shareholder Services Company;
                                             Director, Federated Services Company.

                                             Previous Positions: President, Federated
                                             Investment Counseling; President and Chief
                                             Executive Officer, Federated Investment
                                             Management Company, Federated Global
                                             Investment Management Corp. and Passport
                                             Research, Ltd.

Lawrence D. Ellis, M.D.*                     Principal Occupations: Director or Trustee of                  $2,069.19                        $148,500
Birth Date: October 11, 1932                 the Federated Fund Complex; Professor of
3471 Fifth Avenue                            Medicine, University of Pittsburgh; Medical
Suite 1111                                   Director, University of Pittsburgh Medical
Pittsburgh, PA                               Center Downtown; Hematologist, Oncologist and
TRUSTEE                                      Internist, University of Pittsburgh Medical
Began serving: October 1988                  Center.

                                             Other Directorships Held: Member, National
                                             Board of Trustees, Leukemia Society of
                                             America.

                                             Previous Positions: Trustee, University of
                       Pittsburgh; Director, University of
                                             Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                      ----------------------

Name
Birth Date                                                                                                                             Total Compensation
Address                                       Principal Occupation(s) for Past Five Years,                  Aggregate                    From Trust and
Positions Held with Trust                     Other Directorships Held and Previous                        Compensation              Federated Fund Complex
Date Service Began                            Position(s)                                                   From Fund                 (past calendar year)
                                                                                                        (past fiscal year)
Thomas G. Bigley                              Principal Occupation: Director or Trustee of                  $2,276.11                       $163,350
Birth Date: February 3, 1934                  the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                                Other Directorships Held: Director, Member
TRUSTEE                                       of Executive Committee, Children's Hospital
Began serving: November 1994                  of Pittsburgh; Director, University of
                                              Pittsburgh.

                                              Previous Position: Senior Partner, Ernst
                                              & Young LLP.

John T. Conroy, Jr.                           Principal Occupations: Director or Trustee                    $2,276.11                       $163,350
Birth Date: June 23, 1937                     of the Federated Fund Complex; Chairman of
Investment Properties Corporation             the Board, Investment Properties
3838 North Tamiami Trail                      Corporation; Partner or Trustee in private
Suite 402                                     real estate ventures in Southwest Florida.
Naples, FL
TRUSTEE                                       Previous Positions: President, Investment
Began serving: August 1991                    Properties Corporation; Senior Vice
                                              President, John R. Wood and Associates,
                                              Inc., Realtors; President, Naples Property
                                              Management, Inc. and Northgate Village
                                              Development Corporation.

Nicholas P. Constantakis                      Principal Occupation: Director or Trustee of                  $2,276.11                       $163,350
Birth Date: September 3, 1939                 the Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                                Other Directorships Held: Director and
TRUSTEE                                       Member of the Audit Committee, Michael Baker
Began serving: October 1999                   Corporation (engineering and energy services
                                              worldwide).

                                              Previous Position: Partner, Anderson
                                              Worldwide SC.

John F. Cunningham                            Principal Occupation: Director or Trustee of                  $2,069.19                       $148,500
Birth Date: March 5, 1943                     the Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                                Other Directorships Held: Chairman,
TRUSTEE                                       President and Chief Executive Officer,
Began serving: January 1999                   Cunningham & Co., Inc. (strategic
                                              business consulting); Trustee Associate,
                                              Boston College.

                                              Previous Positions: Director, Redgate
                                              Communications and EMC Corporation (computer
                                              storage systems); Chairman of the Board and
                                              Chief Executive Officer, Computer Consoles,
                                              Inc.; President and Chief Operating Officer,
                                              Wang Laboratories; Director, First National
                                              Bank of Boston; Director, Apollo Computer,
                                              Inc.

Peter E. Madden                               Principal Occupation: Director or Trustee of                  $2,069.19                       $148,500
Birth Date: March 16, 1942                    the Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                            Other Directorships Held: Board of
Palm Beach, FL                                Overseers, Babson College.
TRUSTEE
Began serving: August 1991                    Previous Positions: Representative,
                                              Commonwealth of Massachusetts General Court;
                                              President, State Street Bank and Trust
                                              Company and State Street Corporation
                                              (retired); Director, VISA USA and VISA
                                              International; Chairman and Director,
                                              Massachusetts Bankers Association; Director,
                                              Depository Trust Corporation; Director, The
                                              Boston Stock Exchange.

Charles F. Mansfield, Jr.                     Principal Occupations: Director or Trustee                    $2,276.11                       $163,350
Birth Date: April 10, 1945                    of the Federated Fund Complex; Management
80 South Road                                 Consultant; Executive Vice President, DVC
Westhampton Beach, NY                         Group, Inc. (marketing, communications and
TRUSTEE                                       technology) (prior to 9/1/00).
Began serving: January 1999
                                              Previous Positions: Chief
                                              Executive Officer, PBTC
                                              International Bank; Partner,
                                              Arthur Young & Company (now
                                              Ernst & Young LLP); Chief
                                              Financial Officer of Retail
                                              Banking Sector, Chase Manhattan
                                              Bank; Senior Vice President, HSBC
                                              Bank USA (formerly, Marine Midland
                                              Bank); Vice President, Citibank;
                                              Assistant Professor of Banking and
                                              Finance, Frank G. Zarb School of
                                              Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D.             Principal Occupations: Director or Trustee                    $2,483.03                       $178,200
Birth Date: December 20, 1932                 of the Federated Fund Complex; Chancellor
Chancellor, Duquesne University               and Law Professor, Duquesne University;
Pittsburgh, PA                                Partner, Murray, Hogue & Lannis.
TRUSTEE
Began serving: February 1995                  Other Directorships Held: Director, Michael
                                              Baker Corp. (engineering, construction,
                                              operations and technical services).

                                              Previous Positions: President, Duquesne
                                              University; Dean and Professor of
                                              Law, University of Pittsburgh
                                              School of Law; Dean and Professor
                                              of Law, Villanova University
                                              School of Law.

Marjorie P. Smuts                             Principal Occupations:  Director or Trustee                   $2,069.19                       $148,500
Birth Date: June 21, 1935                     of the Federated Fund Complex; Public
4905 Bayard Street                            Relations/Marketing Consultant/Conference
Pittsburgh, PA                                Coordinator.
TRUSTEE
Began serving: October 1988                   Previous Positions: National Spokesperson,
                                              Aluminum Company of America; television
                                              producer; President, Marj Palmer Assoc.;
                                              Owner, Scandia Bord.

John S. Walsh                                 Principal Occupations:  Director or Trustee                   $2,069.19                       $148,500
Birth Date: November 28, 1957                 of the Federated Fund Complex; President and
2604 William Drive                            Director, Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                                construction temporary heaters); President
TRUSTEE                                       and Director, Manufacturers Products, Inc.
Began serving: January 1999                   (distributor of portable construction
                                              heaters); President, Portable Heater Parts,
                                              a division of Manufacturers Products, Inc.

                                              Previous Position: Vice President, Walsh
                                              & Kelly, Inc.

------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
---------------------------------------------------------------------    Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                                                        Principal Occupations: Executive Vice President and Secretary of the
Birth Date: October 26, 1938                                             Federated Fund Complex; Executive Vice President, Secretary and
EXECUTIVE VICE PRESIDENT and SECRETARY                                   Director, Federated Investors, Inc.
Began serving: October 1988
                                                                         Previous Positions: Trustee, Federated Investment Management Company and
                                                                         Federated Investment Counseling; Director, Federated Global Investment
                                                                         Management Corp., Federated Services Company and Federated Securities
                                                                         Corp.

Richard J. Thomas                                                        Principal Occupations: Principal Financial Officer and Treasurer of the
Birth Date: June 17, 1954                                                Federated Fund Complex; Senior Vice President, Federated Administrative
TREASURER                                                                Services.
Began serving: November 1998
                                                                         Previous Positions: Vice President, Federated Administrative Services;
                                                                         held various management positions within Funds Financial Services
                                                                         Division of Federated Investors, Inc.

Richard B. Fisher                                                        Principal Occupations: Vice Chairman or Vice President of some of the
Birth Date: May 17, 1923                                                 Funds in the Federated Fund Complex; Vice Chairman, Federated Investors,
VICE PRESIDENT                                                           Inc.; Chairman, Federated Securities Corp.
Began serving: October 1988
                                                                         Previous Positions: President and Director or Trustee of some of the
                                                                         Funds in the Federated Fund Complex; Executive Vice President, Federated
                                                                         Investors, Inc. and Director and Chief Executive Officer, Federated
                                                                         Securities Corp.

Deborah A. Cunningham
Birth Date: September 15, 1959                                           Principal Occupations:  Deborah A. Cunningham. was named Chief
CHIEF INVESTMENT OFFICER                                                 Investment Officer of money market products in 2004. She joined
Began serving: May 2004                                                  Federated in 1981 and has been a Senior Portfolio Manager and a Senior
                                                                         Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a
                                                                         Chartered Financial Analyst and received her M.S.B.A. in Finance from
                                                                         Robert Morris College.

Mary Jo Ochson                                                           Principal Occupations:  Mary Jo Ochson has been the Fund's Portfolio
Birth Date: September 12, 1953                                           Manager since November 1996. Ms. Ochson was named Chief Investment
CHIEF INVESTMENT OFFICER and VICE PRESIDENT                              Officer of tax-exempt fixed income products in 2004 and is a Vice
Began serving: November 1998                                             President of the Trust. She joined Federated in 1982 and has been a
                                                                         Senior Portfolio Manager and a Senior Vice President of the Fund's
                                                                         Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill                                                            Principal Occupations: She is Vice President of the Trust. Ms. Hill
Birth Date: June 20, 1963                                                joined Federated in 1990 and has been a Senior Portfolio Manager since
VICE PRESIDENT                                                           2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms.
Began serving: May 2004                                                  Hill was a Portfolio Manager from 1994 until 2003, and served as Vice
                                                                         President of the Fund's Adviser from 1997 until 2004 and an Assistant
                                                                         Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a
                                                                         Chartered Financial Analyst and received an M.S. in Industrial
                                                                         Administration from Carnegie Mellon University.
                                                                     -----------------------------------------------------------------------------

Jeff A. Kozemchak                                                        Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio
Birth Date: January 15, 1960                                             Manager since May 1997. Mr. Kozemchak is Vice President of the Trust. He
VICE PRESIDENT                                                           joined Federated in 1987 and has been a Senior Portfolio Manager since
Began serving: May 2004                                                  1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's
                                                                         Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial
                                                                         Analyst and received his M.S. in Industrial Administration from Carnegie
                                                                         Mellon University in 1987.

** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                                                                      Meetings Held
Board Committee    Committee                                                                                                           During Last
                   Members                                     Committee Functions                                                     Fiscal Year
Executive          John F. Donahue                             In between meetings of the full Board, the Executive                         6
                   John E. Murray, Jr., J.D., S.J.D.           Committee generally may exercise all the powers of the full
                                                               Board in the
                                                               management and
                                                               direction of the
                                                               business and
                                                               conduct of the
                                                               affairs of the
                                                               Trust in such
                                                               manner as the
                                                               Executive
                                                               Committee shall
                                                               deem to be in the
                                                               best interests of
                                                               the Trust.
                                                               However, the
                                                               Executive
                                                               Committee cannot
                                                               elect or remove
                                                               Board members,
                                                               increase or
                                                               decrease the
                                                               number of
                                                               Trustees, elect
                                                               or remove any
                                                               Officer, declare
                                                               dividends, issue
                                                               shares or
                                                               recommend to
                                                               shareholders any
                                                               action requiring
                                                               shareholder
                                                               approval.

Audit              Thomas G. Bigley                            The purposes of the Audit Committee are to oversee the                       9
                   John T. Conroy, Jr.                         accounting and financial reporting process of the Fund, the
                   Nicholas P. Constantakis                    Fund`s internal control over financial reporting, and the
                   Charles F. Mansfield, Jr.                   quality, integrity and independent audit of the Fund's
                                                               financial
                                                               statements. The
                                                               Committee also
                                                               oversees or
                                                               assists the Board
                                                               with the
                                                               oversight of
                                                               compliance with
                                                               legal
                                                               requirements
                                                               relating to those
                                                               matters, approves
                                                               the engagement
                                                               and reviews the
                                                               qualifications,
                                                               independence and
                                                               performance of
                                                               the Fund`s
                                                               independent
                                                               registered public
                                                               accounting firm,
                                                               acts as a liaison
                                                               between the
                                                               independent
                                                               registered public
                                                               accounting firm
                                                               and the Board and
                                                               reviews the
                                                               Fund`s internal
                                                               audit function.

Nominating         Thomas G. Bigley                            The Nominating Committee, whose members consist of all                       1
                   John T. Conroy, Jr.                         Independent Trustees, selects and nominates persons for
                   Nicholas P. Constantakis                    election to the Fund`s Board when vacancies occur. The
                   John F. Cunningham                          Committee will consider candidates recommended by
                   Peter E. Madden                             shareholders, Independent Trustees, officers or employees
                   Charles F. Mansfield, Jr.                   of any of the Fund`s agents or service providers and
                   John E. Murray, Jr.                         counsel to the Fund. Any shareholder who desires to have an
                   Marjorie P. Smuts                           individual considered for nomination by the Committee must
                   John S. Walsh                               submit a recommendation in writing to the Secretary of the
                                                               Fund, at the
                                                               Fund's address
                                                               appearing on the
                                                               back cover of
                                                               this Statement of
                                                               Additional
                                                               Information. The
                                                               recommendation
                                                               should include
                                                               the name and
                                                               address of both
                                                               the shareholder
                                                               and the candidate
                                                               and detailed
                                                               information
                                                               concerning the
                                                               candidate's
                                                               qualifications
                                                               and experience.
                                                               In identifying
                                                               and evaluating
                                                               candidates for
                                                               consideration,
                                                               the Committee
                                                               shall consider
                                                               such factors as
                                                               it deems
                                                               appropriate.
                                                               Those factors
                                                               will ordinarily
                                                               include:
                                                               integrity,
                                                               intelligence,
                                                               collegiality,
                                                               judgment,
                                                               diversity, skill,
                                                               business and
                                                               other experience,
                                                               qualification as
                                                               an "Independent
                                                               Trustee," the
                                                               existence of
                                                               material
                                                               relationships
                                                               which may create
                                                               the appearance of
                                                               a lack of
                                                               independence,
                                                               financial or
                                                               accounting
                                                               knowledge and
                                                               experience, and
                                                               dedication and
                                                               willingness to
                                                               devote the time
                                                               and attention
                                                               necessary to
                                                               fulfill Board
                                                               responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 Aggregate
                                                                                                                           Dollar Range of
                                                                                  Dollar Range of                          Shares Owned in
Interested                                                                           Shares Owned                      Federated Family of
Board Member Name                                                                     in the Fund                     Investment Companies
John F. Donahue                                                                              None                            Over $100,000
J. Christopher Donahue                                                                       None                            Over $100,000
Lawrence D. Ellis, M.D.                                                                      None                            Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                                             None                            Over $100,000
John T. Conroy, Jr.                                                                          None                            Over $100,000
Nicholas P. Constantakis                                                                     None                            Over $100,000
John F. Cunningham                                                                           None                            Over $100,000
Peter E. Madden                                                                              None                            Over $100,000
Charles F. Mansfield, Jr.                                                                    None                            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                                            None                            Over $100,000
Marjorie P. Smuts                                                                            None                            Over $100,000
John S. Walsh                                                                     $50,000-100,000                            Over $100,000

INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the
Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

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PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio, and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

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BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                                      Average Aggregate Daily
         Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of
                1% on the first $5 billion 0.125 of 1% on the next $5 billion
                0.100 of 1% on the next $10 billion 0.075 of 1% on assets over
                $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte &
Touche LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES
For the Year Ended July 31
---------------------------------------                    2005                                   2004                         -----------------------
                                                                                                                                        2003
Advisory Fee Earned                                     $7,081,133                             $5,530,104                            $3,737,945
Advisory Fee Reduction                                  $4,202,092                             $3,074,909                            $2,152,052
Administrative Fee                                      $2,697,912                             $2,100,403                            $1,405,467
Shareholder Services Fee:
   Institutional Shares                                    ---                                    ----                                  ----
Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.
------------------------------------------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2005.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended July 31, 2005.

                                               7-Day Period                    1 Year                   5 Years                10 Years
Institutional Shares:
Total Return                                        N/A                        1.82%                     1.93%                   2.79%
Yield                                              2.24%                        N/A                       N/A                     N/A
Effective Yield                                    2.26%                        N/A                       N/A                     N/A
Tax-Equivalent Yield                               3.45%                        N/A                       N/A                     N/A
-----------------------------------------------------------------------------------------------------------------------------------------------------

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TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

           Taxable Yield Equivalent for 2005 Multistate Municipal Fund
Tax Bracket:
Federal                       10.00%            15.00%           25.00%            28.00%           33.00%            35.00%
Joint Return:                     $0 -         $14,601 -        $59,401 -        $119,951 -       $182,801 -            Over
                             $14,600           $59,400    -------------    --------------    -------------    --------------
                                                               $119,950          $182,800         $326,450          $326,450
Single Return:                    $0 -          $7,301 -        $29,701 -         $71,951 -       $150,151 -            Over
                       -------------    --------------    -------------    --------------    -------------    --------------
                              $7,300           $29,700          $71,950          $150,150         $326,450          $326,450
Tax-Exempt Yield                                             Taxable Yield Equivalent
0.50%                          0.56%             0.59%            0.67%             0.69%            0.75%             0.77%
1.00%                          1.11%             1.18%            1.33%             1.39%            1.49%             1.54%
1.50%                          1.67%             1.76%            2.00%             2.08%            2.24%             2.31%
2.00%                          2.22%             2.35%            2.67%             2.78%            2.99%             3.08%
2.50%                          2.78%             2.94%            3.33%             3.47%            3.73%             3.85%
3.00%                          3.33%             3.53%            4.00%             4.17%            4.48%             4.62%
3.50%                          3.89%             4.12%            4.67%             4.86%            5.22%             5.38%
4.00%                          4.44%             4.71%            5.33%             5.56%            5.97%             6.15%
4.50%                          5.00%             5.29%            6.00%             6.25%            6.72%             6.92%
5.00%                          5.56%             5.88%            6.67%             6.94%            7.46%             7.69%
5.50%                          6.11%             6.47%            7.33%             7.64%            8.21%             8.46%
6.00%                          6.67%             7.06%            8.00%             8.33%            8.96%             9.23%
6.50%                          7.22%             7.65%            8.67%             9.03%            9.70%            10.00%
7.00%                          7.78%             8.24%            9.33%             9.72%           10.45%            10.77%
7.50%                          8.33%             8.82%           10.00%            10.42%           11.19%            11.54%
8.00%                          8.89%             9.41%           10.67%            11.11%           11.94%            12.31%
8.50%                          9.44%            10.00%           11.33%            11.81%           12.69%            13.08%
9.00%                         10.00%            10.59%           12.00%            12.50%           13.43%            13.85%
9.50%                         10.56%            11.18%           12.67%            13.19%           14.18%            14.62%
10.00%                        11.11%            11.76%           13.33%            13.89%           14.93%            15.38%
10.50%                        11.67%            12.35%           14.00%            14.58%           15.67%            16.15%
11.00%                        12.22%            12.94%           14.67%            15.28%           16.42%            16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.'s Money Fund Report
iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Fund Report publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S.
government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of the
Fund dated July 31, 2005.

INVESTMENT RATINGS

S & P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1.
(The definitions for the long-term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDRESSES

MUNICIPAL OBLIGATIONS FUND

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian

State Street Bank and Trust Company

Securities Lending Agent

None

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Legal Counsel

Reed Smith LLP

Dickstein Shapiro Morin & Oshinsky LLP

Service Providers

Bloomberg

Factset

Institutional Shareholder Services, Inc.

Security Pricing Services

None

Ratings Agencies

S&P

Performance Reporting/Publications

iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/ Thomson Financial

Other

Investment Company Institute

                       PART C.      OTHER INFORMATION.

Item 23           Exhibits:
                  --------

                  (a)                       (i) Conformed copy of Restatement
                                            and Amendment Numbers 1-18 to the
                                            Declaration of Trust of the
                                            Registrant; (35)
                           (ii)             Form of Declaration of Trust Amendment No. 19; (42)
                           (iii)            Conformed copy of Amendment No. 20 to the Amended and Restated Declaration of
                                            Trust; (43)
                           (iv)             Conformed copy of Amendment No. 21 to the Amended and Restated
                                            Declaration of Trust; (50)
                           (v)              Conformed copy of Amendment No. 22 to the Amended and Restated Declaration of
                                            Trust; (55)
                           (vi)             Conformed copy of Amendment No. 23 to the Amended and Restated Declaration of
                                            Trust; (57)
                           (vii)            Conformed copy of Amendment No. 24
                                            to the Amended and Restated
                                            Declaration of Trust; (+)
                  (b)      (i)              Copy of By-Laws and Amendments 1-4 of the Registrant; (35)
                           (ii)             Amendment #5 to By-Laws (42)
                           (iii)            Amendment #6 to By-Laws (46)
                           (iv)             Amendment #7 to By-Laws (52)
                  (c)                       Copy of Specimen Certificate for
                                            Shares of Beneficial Interest of the
                                            Registrant; (See Appendix)
                  (d)                       (i) Conformed copy of Investment
                                            Advisory Contract and Exhibits A-PP
                                            of the Registrant; (35)
(ii) Conformed copy of Amendment to the Investment Advisory Contract of the
Registrant; (38) (iii) Conformed copy of Exhibit QQ to the Investment Advisory
Contract of the Registrant; (44) (iv) Conformed copy of Exhibit RR through
Exhibit TT to the Investment Advisory Contract of the Registrant; (56) (v)
Amendment #1 to Exhibit H to Investment Advisory Contract of the Registrant;(+)
                  (e)      (i)              Conformed copy of Distributor's Contract and Exhibits A-R of the Registrant;
                                            (35)
                           (ii)             Conformed copy of Exhibit S-W to the
                                            Distribution Contract of the
                                            Registrant; (54)
                           (iii) Conformed copy of Amendment to the
                           Distributor's Contract of the Registrant; (38)
                           (iv) Conformed copy of Distributor's Contract of the
                           Registrant; (v) (Liberty U.S. Government Money Market
                           Trust - Class B Shares); (23) (vi) The Registrant
                           hereby incorporates the conformed copy of the
                           specimen Mutual
                                            Funds Sales and Service Agreement;
                                            Mutual Funds Service Agreement; and
                                            Plan Trustee/ Mutual Funds Service
                                            Agreement from Item 24(b)(6) of the
                                            Cash Trust Series II Registration
                                            Statement on Form N-1A filed with
                                            the Commission on July 24, 1995.
                                            (File Nos. 33-38550 and 811-6269).
                           (vii)            Conformed copy of Amendment to the
                                            Distributor's Contract of the
                                            Registrant. (46)
                           (viii)           Conformed copy of Exhibits X-Y to
                                            the Distribution Contract of the
                                            Registrant; (57)
                           (ix)             Conformed copy of Exhibit U to the Distributor's Contract of the Registrant; (+)
                  (f)                       Not applicable;
                  (g)      (i)              Conformed copy of Custodian Agreement of the Registrant; (8)
                           (ii)             Conformed copy of Custodian Fee Schedule; (17)
                           (iii)            Conformed copy of the Custody
                                            Agreement (Federated Capital
                                            Reserves Fund, Federated Government
                                            Reserves Fund and Federated
                                            Municipal Trust) (to be filed by
                                            amendment.);
                  (h)                       (i) Conformed copy of Amended and
                                            Restated Agreement for Fund
                                            Accounting Services, Administrative
                                            Services, Transfer Agency Services
                                            and Custody Services Procurement;
                                            (21)
                           (ii) The Registrant hereby incorporates the conformed
                           copy of Amendment No. 2 to the Amended & Restated
                           Agreement for Fund Accounting Services,
                           Administrative Services, Transfer Agency Services and
                           Custody Services Procurement from Item 23 (h)(v) of
                           the Federated U.S. Government Securities: 2-5 Years
                           Registration Statement on Form N-1A, filed with the
                           Commission on March 30, 2004. (File Nos. 2-75769 and
                           811-3387);
                           (iii) The Registrant hereby incorporates the
                           conformed copy of Amendment No. 3 to the Amended &
                           Restated Agreement for Fund Accounting Services,
                           Administrative Services, Transfer Agency Services and
                           Custody Services Procurement from Item 23 (h)(v) of
                           the Federated U.S. Government Securities: 2-5 Years
                           Registration Statement on Form N-1A, filed with the
                           Commission on March 30, 2004. (File Nos. 2-75769 and
                           811-3387);
                           (iv) Conformed copy of Amended and Restated
                           Shareholder Services Agreement of the Registrant;
                           (21)
                           (v) Conformed copy of Principal Shareholder Services
                           Agreement (Liberty U.S. Government Money Market Trust
                           - Class B Shares); (23)
                           (vi) Conformed copy of Shareholder Services Agreement
                           (Liberty U.S Government Money Market Trust - Class B
                           Shares); (23)
                           (vii) Conformed copy of Shareholder Services
                           Agreement (Massachusetts Municipal Cash Trust -
                           Boston 1784 Fund Shares); (24)
                           (viii) Conformed Copy of Exhibit to the Amended and
                           Restated Shareholder Services Agreement; (30)
                           (ix) The responses described in Item 23(e)(iv) are
                           hereby incorporated by reference. (x) The Registrant
                           hereby incorporates the conformed copy of the
                           Financial Administration and Accounting Services
                           Agreement, with attached Exhibit A revised 6/30/04,
                           form Item (h)(viii) of the Cash Trust Series, Inc.
                           Registration Statement on Form N-1A, filed with the
                           Commission on July 29, 2004. (xi) The Registrant
                           hereby incorporates the conformed copy of Transfer
                           Agency and Service Agreement between the Federated
                           Funds and State Street Bank and Trust Company from
                           Item 23(h)(ix)of the Federated Total Return
                           Government Bond Fund Registration Statement on Form
                           N- 1A, filed with the Commission on April 28, 2005.
                           (File Nos. 33-60411 and 811-07309). (xii) Conformed
                           copy of Fund Accounting Agreement (Federated Capital
                           Reserves Fund, Federated Government Reserves Fund and
                           Federated Municipal Trust) (to be filed by
                           amendment;) (xiii) The Registrant hereby incorporates
                           the Copy of Schedule 1, revised 9/1/05, to the Second
                           Amended and Restated Services Agreement, from Item
                           h(ix) of the Federated Institutional Trust
                           Registration Statement on Form N-1A, filed with the
                           Commission on September 28, 2005. (File Nos. 33-54445
                           and 811- 7193). (xiv) The Registrant hereby
                           incorporates the Copy of Exhibit A, revised 9/1/05,
                           to the Financial Administration and Accounting
                           Services Agreement, from Item h(x) of the Federated
                           Institutional Trust Registration Statement on Form
                           N-1A, filed with the Commission on September 28,
                           2005. (File Nos. 33-54445 and 811- 7193). (xv) The
                           Registrant hereby incorporates the Copy of Exhibit A,
                           revised 6/1/05, to the Transfer Agency and Services
                           Agreement between the Federated Funds and State
                           Street Bank and Trust Company, from Item h(xi) of the
                           Federated Institutional Trust Registration Statement
                           on Form N-1A, filed with the Commission on September
                           28, 2005. (File Nos. 33-54445 and 811- 7193).
                  (i)                       Conformed copy of Opinion and
                                            Consent of Counsel as to legality of
                                            shares being registered; (12)
                  (j)      (i)              Conformed copy of Consent of Ernst & Young LLP for:
                                            (a)      Automated Government Cash Reserves; (57)
                                            (b)      Automated Treasury Cash Reserves; (57)
                                            (c)      U.S. Treasury Cash Reserves; (57)
                                            (d)      Tax Free Instruments Trust; (56)
                                            (e)      California Municipal Cash Trust; (31)
                                            (f)      Alabama Municipal Cash Trust; Arizona Municipal Cash Trust;
                                                     Connecticut Municipal Cash
                                                     Trust; Florida Municipal
                                                     Cash Trust; Georgia
                                                     Municipal Cash Trust;
                                                     Maryland Municipal Cash
                                                     Trust; Massachusetts
                                                     Municipal Cash Trust;
                                                     Michigan Municipal Cash
                                                     Trust; Minnesota Municipal
                                                     Cash Trust; New Jersey
                                                     Municipal Cash Trust; New
                                                     York Municipal Cash Trust;
                                                     North Carolina Municipal
                                                     Cash Trust; Ohio Municipal
                                                     Cash Trust; Pennsylvania
                                                     Municipal Cash Trust;
                                                     Virginia Municipal Cash
                                                     Trust; (54)
                                            (g)      Federated Short-Term U.S.
                                                     Government Trust; Automated
                                                     Government Money Trust;
                                                     Liberty U.S. Government
                                                     Money Market Trust; Money
                                                     Market Trust; Money Market
                                                     Management; Trust for U.S.
                                                     Treasury Obligations; (+)
                           (ii)             Conformed copy of Consent of
                                            Deloitte & Touche LLP for: (a)
                                            Automated Cash Management Trust;
                                            Federated Master Trust; Government
                                                     Obligations Fund; Government Obligations Tax-Managed Fund; Liquid Cash
                                                     Trust; Municipal Obligations Fund; Prime Obligations Fund; Prime Cash
                                                     Obligations Fund; Prime Value Obligations Fund; Trust for Government
                                                     Cash Reserves; Trust for Short-Term U.S. Government Securities;
                                                     Tax-Free Obligations Fund; Treasury Obligations Fund; (+)
                                            (b) Federated Tax-Free Trust; (54)
                  (k) Not applicable;
                  (l)                       Conformed copy of Initial Capital Understanding; (12)
                  (m)      (i) Conformed copy of Distribution Plan and Exhibits
                           A-I of the Registrant; (53) (ii) Conformed copy of
                           Exhibits J-K of the Distribution Plan of the
                           Registrant; (55) (iii) The responses described in
                           Item 23(e)(iv) are hereby incorporated by reference.
                           (iv) Conformed copy of Exhibit L of the Distribution
                           Plan of the Registrant;(57) (v) Conformed copy of
                           Exhibit K to the Distribution Plan of the Registrant;
                           (+)
                  (n)      The Registrant hereby incorporates the Copy of the
                           Multiple Class Plan and attached Exhibits from Item
                           (n) of the Federated Institutional Trust Registration
                           Statement on Form N-1A, filed with the Commission on
                           September 28, 2005. (File Nos. 33-54445 and
                           811-7193).
                  (o)      (i)              Conformed copy of Power of Attorney of the Registrant; (23)
                           (ii)             Conformed copy of Power of Attorney of Chief Investment Officer of the
                                            Registrant; (23)
                           (iii) Conformed copy of Power of Attorney of
                           Treasurer of the Registrant: (18) (iv) Conformed copy
                           of Power of Attorney of Trustee of the Registrant;
                           (26)
                  (p)                       Copy of the Code of Ethics for Access Persons; (54)

+ All exhibits are being filed electronically.

1.       Response is incorporated by reference to Registrant's Initial
         Registration Statement on Form N-1A filed October 20, 1989. (File Nos.
         33-31602 and 811-5950).
8.       Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).
12.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos.
         33-31602 and 811-5950).
17.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos.
         33-31602 and 811-5950).
18.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos.
         33-31602 and 811-5950).
21.      Response is incorporated by reference to Registrant' s Post-Effective
         Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos.
         33-31602 and 811-5950).
23.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos.
         33-31602 and 811-5950).
24.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 37 on Form N-1A filed November 17, 1999. (File Nos.
         33-31602 and 811-5950).
26.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 39 on Form N-1A filed February 25, 2000. (File Nos.
         33-31602 and 811-5950).
30.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 46 on Form N-1A filed September 28, 2000. (File Nos.
         33-31602 and 811-5950).
31.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 47 on Form N-1A filed December 14, 2000. (File Nos.
         33-31602 and 811-5950).
32.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 48 on Form N-1A filed December 26, 2000. (File Nos.
         33-31602 and 811-5950).
35.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 51 on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).
36.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 52 on Form N-1A filed June 25, 2001. (File Nos. 33-31602 and 811-5950).
37.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 53 on Form N-1A filed September 14, 2001. (File Nos.
         33-31602 and 811-5950).
38.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 54 on Form N-1A filed September 28, 2001. (File Nos.
         33-31602 and 811-5950).
39.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 56 on Form N-1A filed May 28, 2002. (File Nos. 33-31602 and 811-5950).
40.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 57 on Form N-1A filed on June 28, 2002 (File Nos.
         33-31602 and 811-5950).
41.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 58 on Form N-1A filed on September 30, 2002. (File Nos.
         33-31602 and 811-5950).
42.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 59 on Form N-1A filed on December 20, 2002. (File Nos.
         33-31602 and 811-5950).
43.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed on May 30, 2003.
         (File Nos. 33-31602 and 811-5950).
44.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 on Form N-1A filed on June 30, 2003.
         (File Nos. 33-31602 and 811-5950).
45.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 64 on Form N-1A filed on September 30, 2003. (File Nos.
         33-31602 and 811-5950).
46.      Response in incorporated by reference to Registrant's Post-Effective
         Amendment No. 65 on Form N-1A filed on December 30, 2003. (File Nos.
         33-31602 and 811-5950).
47.      Response in incorporated by reference to Registrant's Post-Effective
         Amendment No. 66 on Form N-1A filed on February 26, 2004. (File Nos.
         33-31602 and 811-5950).
48.      Response in incorporated by reference to Registrant's Post-Effective
         Amendment No. 67 on Form N-1A filed on May 27, 2004. (File Nos.
         33-31602 and 811-5950).
49.      Response in incorporated by reference to Registrant's Post-Effective Amendment No. 68 on Form N-1A filed on June 29, 2004.
         (File Nos. 33-31602 and 811-5950).
50.      Response in incorporated by reference to Registrant's Post-Effective Amendment No. 69 on Form N-1A filed on June 29, 2004.
         (File Nos. 33-31602 and 811-5950).
51.      Response in incorporated by reference to Registrant's Post-Effective
         Amendment No. 70 on Form N-1A filed on September 29, 2004. (File Nos.
         33-31602 and 811-5950).
52.      Response in incorporated by reference to Registrant's Post-Effective
         Amendment No. 73 on Form N-1A filed on December 3, 2004. (File Nos.
         33-31602 and 811-5950).
53.      Response in incorporated by reference to Registrant's Post-Effective
         Amendment No. 74 on Form N-1A filed on December 30, 2004. (File Nos.
         33-31602 and 811-5950).
54.      Response in incorporated by reference to Registrant's Post-Effective
         Amendment No. 77 on Form N-1A filed on February 25, 2005. (File Nos.
         33-31602 and 811-5950).
55.      Response in incorporated by reference to Registrant's Post-Effective Amendment No. 79 on Form N-1A filed on May 2, 2005.
         (File Nos. 33-31602 and 811-5950).
56.      Response in incorporated by reference to Registrant's Post-Effective Amendment No. 80 on Form N-1A filed on May 27, 2005.
         (File Nos. 33-31602 and 811-5950).
57.      Response is incorporated by reference to Registrant's Post- Effective Amendment No. 81 on Form N-1A filed on June 28, 2005.
         (File Nos. 33-31602 and 811-5950).

Item 24.          Persons Controlled by or Under Common Control with the Fund:
                  -----------------------------------------------------------

         None

Item 25.          Indemnification:  (1)
                  ---------------

Item 26.          Business and Other Connections of Investment Adviser:
                  ----------------------------------------------------

                  For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?"
                  in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the
                  Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
                  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
                  15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook
                  & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                                           Keith M. Schappert

Vice Chairman:    William D. Dawson, III

Senior Vice Presidents:                                                J. Scott Albrecht
                                                                       Joseph M. Balestrino
                                                                       Jonathan C. Conley
                                                                       Deborah A. Cunningham
                                                                       Mark E. Durbiano
                                                                       Donald T. Ellenberger
                                                                       Susan R. Hill
                                                                       Robert M. Kowit
                                                                       Jeffrey A. Kozemchak
                                                                       Mary Jo Ochson
                                                                       Robert J. Ostrowski
                                                                       Richard Tito

Vice Presidents:  Todd A. Abraham
                                                                       Randall S. Bauer
                                                                       Nancy J.Belz
                                                                       G. Andrew Bonnewell
                                                                       Lee R. Cunningham, II
                                                                       B. Anthony Delserone,Jr.     Eamonn G. Folan
                                                                       Richard J. Gallo
                                                                       John T. Gentry
                                                                       Patricia L. Heagy
                                                                       William R. Jamison
                                                                       Nathan H. Kehm
                                                                       John C. Kerber
                                                                       J. Andrew Kirschler
                                                                       Marian R. Marinack
                                                                       Kevin McCloskey
                                                                       Natalie F. Metz
                                                                       Thomas J. Mitchell
                                                                       Joseph M. Natoli
                                                                       Mary Kay Pavuk
                                                                       Jeffrey A. Petro
                                                                       Ihab L. Salib
                                                                       Roberto Sanchez-Dahl, Sr.
                                                                       John Sidawi
                                                                       Michael W. Sirianni, Jr.
                                                                       Christopher Smith
                                                                       Timothy G. Trebilcock
                                                                       Paolo H. Valle
                                                                       Stephen J. Wagner
                                                                       Paige M. Wilhelm
                                                                       George B. Wright

Assistant Vice Presidents:                                             Lori Andrews
                                                                       Hanan Callas
                                                                       Jerome Conner
                                                                       James R. Crea, Jr.
                                                                       Karol M. Crummie
                                                                       Richard Cumberledge
                                                                       Kathyrn P. Glass
                                                                       James Grant
                                                                       Tracey L. Lusk
                                                                       Ann Manley
                                                                       Karl Mocharko
                                                                       Gene Neavin
                                                                       Bob Nolte
                                                                       Liam O'Connell
                                                                       Rae Ann Rice
                                                                       Brian Ruffner
                                                                       Kyle D. Stewart
                                                                       Mary Ellen Tesla
                                                                       Nichlas S. Tripodes
                                                                       Mark Weiss

Secretary:                                                             G. Andrew Bonnewell

Treasurer:                                                             Thomas R. Donahue

Assistant Treasurer:                                                   Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
                  Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

                  (a)      Federated Securities Corp. the Distributor for shares
                           of the Registrant, acts as principal underwriter for
                           the following open-end investment companies,
                           including the Registrant:

                           Cash Trust Series, Inc.; Cash Trust Series II;
                           Federated Adjustable Rate Securities Fund; Federated
                           American Leaders Fund, Inc.; Federated Core Trust;
                           Federated Core Trust II, L.P.; Federated Equity
                           Funds; Federated Equity Income Fund, Inc.; Federated
                           Fixed Income Securities, Inc.; Federated GNMA Trust;
                           Federated Government Income Securities, Inc.;
                           Federated High Income Bond Fund, Inc.; Federated High
                           Yield Municipal Income Fund; Federated High Yield
                           Trust; Federated Income Securities Trust; Federated
                           Income Trust; Federated Index Trust; Federated
                           Institutional Trust; Federated Insurance Series;
                           Federated Intermediate Government Fund, Inc.
                           Federated International Series, Inc.; Federated
                           Investment Series Funds, Inc.; Federated Managed
                           Allocation Portfolios; Federated Municipal High Yield
                           Advantage Fund, Inc.; Federated Municipal Securities
                           Fund, Inc.; Federated Municipal Securities Income
                           Trust; Federated Premier Intermediate Municipal
                           Income Fund; Federated Premier Municipal Income Fund;
                           Federated Short-Term Municipal Trust; Federated Stock
                           and Bond Fund, Inc.; Federated Stock Trust; Federated
                           Total Return Government Bond Fund; Federated Total
                           Return Series, Inc.; Federated U.S. Government Bond
                           Fund; Federated U.S. Government Securities Fund: 1-3
                           Years; Federated U.S. Government Securities Fund: 2-5
                           Years; Federated World Investment Series, Inc.;
                           Intermediate Municipal Trust; Edward Jones Money
                           Market Fund and Money Market Obligations Trust.

             (b)

              (1)                                    (2)                                     (3)
Positions and Offices                                                           Positions and Offices
  With Distributor                                  Name                            With Registrant
---------------------                      -----------------                    ----------------------

Chairman:                                  Richard B. Fisher                    Vice President
President-Institutional
Sales and Director:                        John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                              James F. Getz

Vice President, Assistant
Secretary and Director:                    Peter J. Germain

Treasurer and Director:                    Denis McAuley III

Senior Vice Presidents:                    Mark W. Bloss
                                           Richard W. Boyd
                                           Laura M. Deger
                                           Peter W. Eisenbrandt
                                           Theodore Fadool, Jr.
                                           Christopher Fives
                                           James S. Hamilton
                                           James M. Heaton
                                           Harry J. Kennedy
                                           Anne H. Kruczek
                                           Amy Michaliszyn
                                           Keith Nixon
                                           Solon A. Person, IV
                                           Colin B. Starks
                                           Thomas E. Territ
                                           Robert F. Tousignant
                                           Paul Uhlman

Vice Presidents:                           Irving Anderson
                                           Dan Berry
                                           John B. Bohnet
                                           Edward R. Bozek
                                           Jane E. Broeren-Lambesis
                                           Bryan Burke
                                           Craig Burness
                                           David J. Callahan
                                           Mark Carroll
                                           Dan Casey
                                           Scott Charlton
                                           Steven R. Cohen
                                           Mary J. Combs
                                           James Conely
                                           Kevin J. Crenny
                                           G. Michael Cullen
                                           Beth C. Dell
                                           Ron Dorman
                                           Donald C. Edwards
                                           Lee England
                                           Timothy Franklin
                                           Jamie Getz
                                           Scott Gundersen
                                           Dayna C. Haferkamp
                                           Raymond J. Hanley
                                           Vincent L. Harper, Jr.
                                           Bruce E. Hastings
                                           Christopher L. Johnston
                                           Stephen Kittel
                                           Michael W. Koenig
                                           Ed Koontz
                                           Theodore J. Kravits, Jr.
                                           Christopher A. Layton
                                           Michael H. Liss
                                           Michael R. Manning
                                           Michael Marcin
                                           Martin J. McCaffrey
                                           Mary A. McCaffrey
                                           Richard C. Mihm
                                           Chris Milliken
                                           Vincent T. Morrow
                                           Doris T. Muller
                                           Alec H. Neilly
                                           Rebecca Nelson
                                           James E. Ostrowski
                                           Mark Patsy
                                           Thomas A. Peter III
                                           Robert F. Phillips
                                           Chris Randal
                                           Josh Rasmussen
                                           Richard A. Recker
                                           Christopher Renwick
                                           Diane M. Robinson
                                           Brian S. Ronayne
                                           Timothy A. Rosewicz
                                           Thomas S. Schinabeck
                                           Edward J. Segura
                                           Peter Siconolfi
                                           Edward L. Smith
                                           John A. Staley
                                           Jeffrey A. Stewart
                                           Mark Strubel
                                           Kevin Stutz
                                           William C. Tustin
                                           Michael Vahl
                                           G. Walter Whalen
                                           Stephen White
                                           Jeff Wick
                                           Patrick M. Wiethorn
                                           Lewis Williams
                                           Edward J. Wojnarowski
                                           Michael P. Wolff

Assistant Vice Presidents:                 Lisa A. Toma
                                           Robert W. Bauman
                                           Charles L. Davis, Jr.
                                           Brian F. Palusa
                                           William Rose

Secretary:     C. Todd Gibson

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

              (c) Not applicable

Item 28. Location of Accounts and Records:
         --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                           Reed Smith LLP
                                                     Investment        Management
                                                     Group (IMG)
                                                     Federated Investors Tower
                                                     12th Floor
                                                     1001 Liberty Avenue
                                                     Pittsburgh, PA  15222-3779
                                                     (Notices should be sent to the Agent for Service at above address)

                                                     Federated Investors Funds
                              5800 Corporate Drive
                                                     Pittsburgh, PA  15237-7000

State Street Bank and                                P.O. Box 8600
Trust Company                                        Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Bank of New York                                     One Wall Street
("Custodian for Federated                            New York, NY  10286
Capital Reserves Fund, Federated
Government Reserves Fund and
Federated Municipal Trust")

Federated Services Company                           Federated Investors Tower
("Administrator")                                    1001 Liberty Avenue
                                                     Pittsburgh, PA  15222-3779

Federated Investment                                 Federated Investors Tower
Management Company                                   1001 Liberty Avenue
("Adviser")                                          Pittsburgh, PA  15222-3779

Item 29.          Management Services: Not applicable.

Item 30.          Undertakings:
                  ------------

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of
                  Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, Money Market Obligations Trust,
certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of
September, 2005.

                                    MONEY MARKET OBLIGATIONS TRUST

                                    BY: /s/ Nelson W. Winter
                                    Nelson W. Winter, Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                               TITLE                               DATE
         ----                               -----                               ----

By: /s/ Nelson W. Winter                Attorney In Fact      September 28, 2005
Nelson W. Winter                        For the Persons
ASSISTANT SECRETARY                     Listed Below

         NAME                                                   TITLE

John F. Donahue*                                     Chairman and Trustee

J.                                                   Christopher Donahue*
                                                     President and Trustee
                                                     (Principal Executive
                                                     Officer)

Richard J. Thomas*                                   Treasurer
                                                     (Principal Financial Officer)

Thomas G. Bigley*                                    Trustee

John T. Conroy, Jr.*                                 Trustee

Nicholas P. Constantakis*                            Trustee

John F. Cunningham*                                  Trustee

Lawrence D. Ellis, M.D.*                             Trustee

Peter E. Madden*                                     Trustee

Charles F. Mansfield, Jr.*                           Trustee

John E. Murray, Jr., J.D., S.J.D.*                   Trustee

Marjorie P. Smuts*                                   Trustee

John S. Walsh*                                       Trustee

*By Power of Attorney

                                    Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i)           Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
              December 29, 1993. File Nos. 33-31259 and 811-5911).
(ii)          Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on
              Form N-1A filed on March 16, 1998.  File Nos. 33-31259 and 811-5911).
(iii)         Automated Cash Management Trust - Institutional Service Shares and
              Cash II Shares; (Response is incorporated by reference to
              Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994.
              File Nos. 33-31602 and 811-5950).
(iv)          Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on
              May 28, 1982. File Nos. 2-77822 and 811-3475).
(v)           California Municipal Cash Trust - Institutional Shares and
              Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on
              December 19, 1997. File Nos. 33-31259 and 811-5911).
(vi)          Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on
              Form N-1A filed on October 31, 1989.  File Nos. 33-31259 and 811-5911).
(vii)         Federated Master Trust; (Response is incorporated by reference to
              Post-Effective Amendment No. 39 on Form N-1A filed January 23,
              1996. File Nos. 2-60111 and 811-2784).
(viii)        Federated Short-Term U.S. Government Trust; (Response is
              incorporated by reference to Post-Effective Amendment No. 1 on
              Form N-1A filed October 22, 1987. File Nos. 33-12322 and
              811-5035).
(ix)          Federated Tax-Free Trust; (Response is incorporated by reference to Initial Registration Statement on Form S-5 filed December 27,
              1978. File Nos. 2-63343 and 811-2891).
(x)           Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on
              Form N-1A filed on September 19, 1994.  File Nos. 33-31259 and 811-5911).
(xi)          Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on
              Form N-1A filed on May 31, 1995.  File Nos. 33-31259 and 811-5911).
(xii)         Liberty U.S. Government Money Market Trust; (Response is
              incorporated by reference to Post-Effective Amendment No. 35 on
              Form N-1A filed April 25, 1996. File Nos. 2-65447 and 811-2956).
(xiii)        Liquid Cash Trust; (Response is incorporated by reference to
              Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980.
              File Nos. 2-67655 and 811-3057).
(xiv)         Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on
              March 2, 1994. File Nos. 33-31259 and 811-5911).
(xv)          Massachusetts Municipal Cash Trust - Institutional Service Shares
              and BayFunds Shares; (Response is incorporated by reference to
              Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
              1993. File Nos. 33-31259 and 811-5911).
(xvi)         Michigan Municipal Cash Trust - Institutional Shares and
              Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on
              December 19, 1997. File Nos. 33-31259 and 811-5911).
(xvii)        Minnesota Municipal Cash Trust - Institutional Shares and Cash
              Series Shares; (Response is incorporated by reference to
              Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
              1993. File Nos. 33-31259 and 811-5911).
(xviii)       New Jersey Municipal Cash Trust - Institutional Shares and
              Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
              December 29, 1993. File Nos. 33-31259 and 811-5911).
(xix)         North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
              December 29, 1993. File Nos. 33-31259 and 811-5911).
(xx)          Ohio Municipal Cash Trust - Institutional Shares and Institutional
              Service Shares; (Response is incorporated by reference to
              Post-Effective Amendment No. 45 on Form N-1A filed on December 19,
              1997. File Nos. 33-31259 and 811-5911).
(xxi)         Ohio Municipal Cash Trust - Cash II Shares; (Response is
              incorporated by reference to Post-Effective Amendment No. 21 on
              Form N-1A filed on December 29, 1993. File Nos. 33-31259 and
              811-5911).
(xxii)        Pennsylvania Municipal Cash Trust - Institutional Shares;
              (Response is incorporated by reference to Post-Effective Amendment
              No. 35 on Form N-1A filed on May 19,1995. File Nos. 33-31259 and
              811-5911).
(xxiii)       Pennsylvania Municipal Cash Trust - Institutional Service Shares
              and Cash Series Shares; (Response is incorporated by reference to
              Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
              1993. File Nos. 33-31259 and 811-5911).
(xxiv)        Tennessee Municipal Cash Trust - Institutional Shares and
              Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on
              February 29,1996. File Nos. 33-31259 and 811-5911).
(xxv)         Treasury Obligations Fund - Institutional Capital Shares;
              (Response is incorporated by reference to Post-Effective Amendment
              No. 22 on Form N-1A filed September 23, 1997. File Nos. 33-31602 and 811-5950).
(xxvi)        Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed
              March 23, 1989. File Nos. 33-27178 and 811-5772).
(xxvii)       Trust for Short-Term U.S. Government Securities; (Response is
              incorporated by reference to Post-Effective Amendment No. 53 on
              Form N-1A filed January 23, 1995. File Nos. 2-54929 and 811-2602).
(xxviii)      Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed
              November 27, 1994. File Nos. 2-49591 and 811-2430).
(xxix)        Virginia Municipal Cash Trust - Institutional Shares and
              Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
              December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxx)         Liberty U.S. Government Money Market Trust and Liquid Cash;
              (Response is incorporated by reference to Post-Effective Amendment
              No 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and
              811-5950).
(xxxi)        Liberty U.S. Government Money Market Trust (Response is
              incorporated by reference to Post-Effective Amendment No. 41 on
              Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).
(xxxii)       Liquid Cash Trust (Response is incorporated by reference to
              Post-Effective Amendment No. 41 on Form N-1A filed on May 25,
              2000. File Nos. 33-31602 and 811-5950).